UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	December 31, 2018
Date of reporting period:	March 31, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 7.18%	Shares Held	Value (000's)		Principal
Money Market Funds - 7.18%			BONDS (continued)	Amount (000's)	Value (000's)
Principal Government Money Market Fund	172,184,859	$172,185	Agriculture (continued)
1.46%(a),(b)			Altria Group Inc (continued)
TOTAL INVESTMENT COMPANIES		$172,185	4.50%, 05/02/2043	$500	$507
	Principal		4.75%, 05/05/2021	163	170
BONDS - 33.97%	Amount (000's)	Value (000's)	5.38%, 01/31/2044	205	236
Advertising - 0.01%			9.25%, 08/06/2019	126	137
Omnicom Group Inc			Archer-Daniels-Midland Co
4.45%, 08/15/2020	$128	$132	2.50%, 08/11/2026	850	783
			4.48%, 03/01/2021	29	30
Aerospace & Defense - 0.50%			BAT Capital Corp
Boeing Capital Corp			2.76%, 08/15/2022(c)	580	561
4.70%, 10/27/2019	33	34	3.56%, 08/15/2027(c)	550	527
Boeing Co/The			4.54%, 08/15/2047(c)	325	322
1.88%, 06/15/2023	500	471	Philip Morris International Inc
2.25%, 06/15/2026	500	462	1.88%, 02/25/2021	70	68
5.88%, 02/15/2040	154	197	2.38%, 08/17/2022	30	29
Embraer Netherlands Finance BV			2.75%, 02/25/2026	310	292
5.05%, 06/15/2025	300	308	2.90%, 11/15/2021	81	80
General Dynamics Corp			3.25%, 11/10/2024	30	29
2.13%, 08/15/2026	350	317	4.25%, 11/10/2044	30	30
2.25%, 11/15/2022	15	14	4.38%, 11/15/2041	61	62
Harris Corp			4.50%, 03/26/2020	131	135
3.83%, 04/27/2025	500	503	4.50%, 03/20/2042	400	414
4.40%, 12/15/2020	51	53	4.88%, 11/15/2043	35	38
L3 Technologies Inc			6.38%, 05/16/2038	850	1,095
4.95%, 02/15/2021	277	289	Reynolds American Inc
Lockheed Martin Corp			4.00%, 06/12/2022	30	31
2.50%, 11/23/2020	255	253	4.45%, 06/12/2025	250	257
3.35%, 09/15/2021	102	103	4.85%, 09/15/2023	350	369
3.55%, 01/15/2026	240	238	5.70%, 08/15/2035	25	28
3.60%, 03/01/2035	350	334	5.85%, 08/15/2045	415	485
3.80%, 03/01/2045	25	24	6.88%, 05/01/2020	500	536
4.07%, 12/15/2042	47	46	8.13%, 06/23/2019	36	38
4.09%, 09/15/2052	389	377			$7,767
4.70%, 05/15/2046	25	27	Airlines - 0.07%
Northrop Grumman Corp			American Airlines 2014-1 Class A Pass
2.55%, 10/15/2022	380	368	Through Trust
3.20%, 02/01/2027	500	481	3.70%, 04/01/2028	332	328
3.25%, 08/01/2023	500	497	Continental Airlines 2012-2 Class A Pass
3.25%, 01/15/2028	320	305	Through Trust
3.50%, 03/15/2021	277	280	4.00%, 04/29/2026	159	162
3.85%, 04/15/2045	500	467	Delta Air Lines 2007-1 Class A Pass Through
4.03%, 10/15/2047	25	24	Trust
Raytheon Co			6.82%, 02/10/2024	60	66
2.50%, 12/15/2022	20	20	Southwest Airlines Co
3.13%, 10/15/2020	77	77	2.65%, 11/05/2020	500	495
4.88%, 10/15/2040	154	179	2.75%, 11/06/2019	300	300
Rockwell Collins Inc			United Airlines 2014-2 Class A Pass Through
3.50%, 03/15/2027	1,025	989	Trust
4.35%, 04/15/2047	40	39	3.75%, 03/03/2028	171	170
4.80%, 12/15/2043	460	488	US Airways 2013-1 Class A Pass Through
United Technologies Corp			Trust
1.90%, 05/04/2020	300	294	3.95%, 05/15/2027	155	154
1.95%, 11/01/2021	80	77			$1,675
2.30%, 05/04/2022	600	578	Apparel - 0.04%
2.65%, 11/01/2026	500	460	NIKE Inc
3.10%, 06/01/2022	1,030	1,022	2.25%, 05/01/2023	200	193
3.13%, 05/04/2027	15	14	2.38%, 11/01/2026	380	350
3.75%, 11/01/2046	30	27	3.38%, 11/01/2046	350	318
4.05%, 05/04/2047	300	285	3.63%, 05/01/2043	200	191
4.15%, 05/15/2045	40	39			$1,052
4.50%, 04/15/2020	74	77	Automobile Asset Backed Securities - 0.29%
4.50%, 06/01/2042	600	609	Nissan Auto Receivables 2015-B Owner
5.70%, 04/15/2040	51	61	Trust
6.13%, 07/15/2038	18	22	1.34%, 03/16/2020	241	239
6.70%, 08/01/2028	175	215	Nissan Auto Receivables 2016-C Owner
		$12,044	Trust
Agriculture - 0.32%			1.18%, 01/15/2021	2,905	2,870
Altria Group Inc			Nissan Auto Receivables 2017-B Owner
2.85%, 08/09/2022	40	39	Trust
3.88%, 09/16/2046	60	56	1.75%, 10/15/2021	3,000	2,953
4.00%, 01/31/2024	350	358
4.25%, 08/09/2042	25	25

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
World Omni Auto Receivables Trust 2016-A			Bank of America Corp (continued)
1.77%, 09/15/2021	$800	$794	2.82%, 07/21/2023(d)	$500	$487
		$6,856	3 Month LIBOR + 0.93%
Automobile Manufacturers - 0.57%			3.00%, 12/20/2023(c),(d)	689	676
American Honda Finance Corp			3 Month LIBOR + 0.79%
1.70%, 09/09/2021	30	29	3.12%, 01/20/2023(d)	500	495
2.00%, 11/13/2019	300	297	3 Month LIBOR + 1.16%
2.45%, 09/24/2020	1,025	1,016	3.25%, 10/21/2027	40	38
Daimler Finance North America LLC			3.30%, 01/11/2023	330	329
8.50%, 01/18/2031	127	185	3.37%, 01/23/2026(d)	500	486
Ford Motor Co			3 Month LIBOR + 0.81%
4.35%, 12/08/2026	745	737	3.42%, 12/20/2028(c),(d)	641	614
5.29%, 12/08/2046	380	372	3 Month LIBOR + 1.04%
7.45%, 07/16/2031	125	151	3.50%, 04/19/2026	795	781
Ford Motor Credit Co LLC			3.59%, 07/21/2028(d)	500	486
3.34%, 03/18/2021	1,000	994	3 Month LIBOR + 1.37%
3.66%, 09/08/2024	750	724	3.71%, 04/24/2028(d)	1,000	983
4.13%, 08/04/2025	200	197	3 Month LIBOR + 1.51%
4.25%, 09/20/2022	200	203	3.82%, 01/20/2028(d)	400	395
4.38%, 08/06/2023	370	375	3 Month LIBOR + 1.58%
4.39%, 01/08/2026	200	199	3.88%, 08/01/2025	30	30
5.88%, 08/02/2021	400	427	3.95%, 04/21/2025	830	823
General Motors Co			4.13%, 01/22/2024	1,000	1,029
4.88%, 10/02/2023	25	26	4.18%, 11/25/2027	60	59
5.15%, 04/01/2038	440	438	4.20%, 08/26/2024	25	25
5.40%, 04/01/2048	360	360	4.24%, 04/24/2038(d)	500	510
6.75%, 04/01/2046	25	29	3 Month LIBOR + 1.81%
General Motors Financial Co Inc			4.44%, 01/20/2048(d)	30	31
3.15%, 06/30/2022	30	29	3 Month LIBOR + 1.99%
3.20%, 07/13/2020	25	25	5.00%, 01/21/2044	25	28
3.20%, 07/06/2021	330	327	5.63%, 07/01/2020	380	401
3.25%, 01/05/2023	400	390	5.70%, 01/24/2022	580	633
3.45%, 01/14/2022	30	30	5.88%, 02/07/2042	228	284
3.45%, 04/10/2022	325	322	7.63%, 06/01/2019	300	316
3.50%, 11/07/2024	300	290	7.75%, 05/14/2038	850	1,177
3.70%, 05/09/2023	325	323	Bank of America NA
3.95%, 04/13/2024	5	5	6.00%, 10/15/2036	250	308
4.30%, 07/13/2025	325	325	Bank of Montreal
4.35%, 01/17/2027	30	30	1.50%, 07/18/2019	500	492
4.38%, 09/25/2021	330	339	1.90%, 08/27/2021	15	14
5.25%, 03/01/2026	1,020	1,077	2.55%, 11/06/2022	15	14
Toyota Motor Credit Corp			Bank of Nova Scotia/The
1.55%, 10/18/2019	350	344	2.35%, 10/21/2020	500	492
2.13%, 07/18/2019	500	497	2.45%, 03/22/2021	500	492
2.15%, 03/12/2020	500	494	2.45%, 09/19/2022	30	29
2.20%, 01/10/2020	500	496	2.70%, 03/07/2022	15	15
2.25%, 10/18/2023	350	333	4.50%, 12/16/2025	500	510
2.60%, 01/11/2022	30	30	Barclays Bank PLC
2.63%, 01/10/2023	100	98	2.65%, 01/11/2021	300	296
2.70%, 01/11/2023	500	490	5.14%, 10/14/2020	1,000	1,033
3.05%, 01/11/2028	500	484	Barclays PLC
3.30%, 01/12/2022	77	78	2.75%, 11/08/2019	1,000	992
		$13,615	3.20%, 08/10/2021	200	198
Automobile Parts & Equipment - 0.02%			3.25%, 01/12/2021	200	199
BorgWarner Inc			3.68%, 01/10/2023	200	198
3.38%, 03/15/2025	500	494	4.34%, 01/10/2028	1,030	1,021
			4.38%, 09/11/2024	200	195
Banks - 6.33%			4.38%, 01/12/2026	200	200
Australia & New Zealand Banking Group Ltd			4.84%, 05/09/2028	400	393
2.13%, 08/19/2020	250	245	4.95%, 01/10/2047	400	410
Australia & New Zealand Banking Group			5.20%, 05/12/2026	200	202
Ltd/New York NY			BB&T Corp
2.25%, 06/13/2019	500	497	2.15%, 02/01/2021	400	390
2.30%, 06/01/2021	310	302	6.85%, 04/30/2019	18	19
2.63%, 05/19/2022	250	244	BNP Paribas SA
Banco Santander SA			4.25%, 10/15/2024	750	760
3.13%, 02/23/2023	600	581	5.00%, 01/15/2021	77	81
Bank of America Corp			BPCE SA
2.25%, 04/21/2020	160	158	4.00%, 04/15/2024	250	253
2.37%, 07/21/2021(d)	500	491	Branch Banking & Trust Co
3 Month LIBOR + 0.66%			1.45%, 05/10/2019	750	739
2.63%, 04/19/2021	750	739	2.85%, 04/01/2021	1,000	996

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)				Banks (continued)
Branch Banking & Trust Co	(continued)			Credit Suisse Group Funding Guernsey Ltd
3.63%, 09/16/2025		$250	$249	3.13%, 12/10/2020	$250	$249
3.80%, 10/30/2026		250	251	3.75%, 03/26/2025	750	732
Capital One Financial Corp				4.88%, 05/15/2045	500	529
2.45%, 04/24/2019		250	249	Deutsche Bank AG
2.50%, 05/12/2020		400	394	3.38%, 05/12/2021	500	494
3.05%, 03/09/2022		30	29	4.10%, 01/13/2026	500	484
3.20%, 02/05/2025		415	398	4.25%, 10/14/2021	400	406
3.50%, 06/15/2023		114	113	Deutsche Bank AG/London
3.75%, 04/24/2024		5	5	3.70%, 05/30/2024	25	24
3.75%, 03/09/2027		1,020	985	Discover Bank
4.20%, 10/29/2025		30	30	3.20%, 08/09/2021	250	247
4.75%, 07/15/2021		30	31	4.20%, 08/08/2023	250	255
Citibank NA				4.25%, 03/13/2026	500	502
2.13%, 10/20/2020		400	391	Fifth Third Bancorp
Citigroup Inc				2.88%, 07/27/2020	10	10
2.35%, 08/02/2021		25	24	4.30%, 01/16/2024	30	31
2.40%, 02/18/2020		200	198	8.25%, 03/01/2038	385	553
2.45%, 01/10/2020		500	495	Fifth Third Bank/Cincinnati OH
2.65%, 10/26/2020		1,020	1,008	2.25%, 06/14/2021	700	680
2.70%, 03/30/2021		30	30	2.88%, 10/01/2021	200	198
2.70%, 10/27/2022		400	387	3.85%, 03/15/2026	700	692
2.75%, 04/25/2022		15	15	Goldman Sachs Group Inc/The
2.88%, 07/24/2023(d)		1,200	1,168	2.35%, 11/15/2021	780	752
3 Month LIBOR + 0.95%				2.55%, 10/23/2019	1,000	995
2.90%, 12/08/2021		1,000	985	2.75%, 09/15/2020	500	495
3.20%, 10/21/2026		770	732	2.88%, 02/25/2021	40	40
3.50%, 05/15/2023		600	593	3.00%, 04/26/2022	25	25
3.67%, 07/24/2028(d)		1,200	1,170	3.50%, 01/23/2025	1,500	1,471
3 Month LIBOR + 1.39%				3.50%, 11/16/2026	1,000	963
3.70%, 01/12/2026		500	494	3.69%, 06/05/2028(d)	1,000	969
3.75%, 06/16/2024		500	502	3 Month LIBOR + 1.51%
3.88%, 10/25/2023		30	30	3.75%, 05/22/2025	30	30
3.88%, 01/24/2039(d)		300	289	3.81%, 04/23/2029(d)	400	392
3 Month LIBOR + 1.17%				3 Month LIBOR + 1.16%
3.89%, 01/10/2028(d)		400	398	3.85%, 07/08/2024	20	20
3 Month LIBOR + 1.56%				3.85%, 01/26/2027	60	59
4.05%, 07/30/2022		200	203	4.02%, 10/31/2038(d)	1,250	1,207
4.28%, 04/24/2048(d)		30	30	3 Month LIBOR + 1.37%
3 Month LIBOR + 1.84%				4.25%, 10/21/2025	1,280	1,287
4.30%, 11/20/2026		525	525	4.80%, 07/08/2044	25	27
4.40%, 06/10/2025		30	31	5.15%, 05/22/2045	310	334
4.45%, 09/29/2027		20	20	5.25%, 07/27/2021	502	532
4.50%, 01/14/2022		454	472	5.38%, 03/15/2020	1,000	1,043
4.60%, 03/09/2026		60	62	5.75%, 01/24/2022	228	247
4.65%, 07/30/2045		222	237	6.25%, 02/01/2041	700	888
5.30%, 05/06/2044		25	27	6.75%, 10/01/2037	30	38
5.50%, 09/13/2025		325	352	HSBC Holdings PLC
5.88%, 01/30/2042		328	404	2.65%, 01/05/2022	200	194
6.63%, 06/15/2032		112	136	2.95%, 05/25/2021	700	693
6.68%, 09/13/2043		30	39	3.40%, 03/08/2021	345	347
8.13%, 07/15/2039		132	200	3.60%, 05/25/2023	500	500
Citizens Bank NA/Providence RI				3.90%, 05/25/2026	395	394
2.55%, 05/13/2021		250	244	4.00%, 03/30/2022	148	152
Commonwealth Bank of Australia/New York				4.04%, 03/13/2028(d)	500	500
NY				3 Month LIBOR + 1.55%
2.30%, 03/12/2020		750	740	4.25%, 03/14/2024	500	503
Cooperatieve Rabobank UA				4.30%, 03/08/2026	445	455
3.88%, 02/08/2022		328	334	5.10%, 04/05/2021	728	766
3.95%, 11/09/2022		300	303	6.10%, 01/14/2042	174	225
4.50%, 01/11/2021		51	53	6.50%, 05/02/2036	420	520
5.25%, 05/24/2041		500	596	6.50%, 09/15/2037	1,030	1,283
5.25%, 08/04/2045		250	281	HSBC USA Inc
5.75%, 12/01/2043		250	299	2.75%, 08/07/2020	500	496
Cooperatieve Rabobank UA/NY				Huntington Bancshares Inc/OH
2.25%, 01/14/2020		300	296	2.30%, 01/14/2022	500	479
2.50%, 01/19/2021		500	492	Industrial & Commercial Bank of China
Credit Suisse AG/New York NY				Ltd/New York
2.30%, 05/28/2019		500	497	2.45%, 10/20/2021	500	484
3.00%, 10/29/2021		250	248	JPMorgan Chase & Co
3.63%, 09/09/2024		400	399	2.25%, 01/23/2020	670	662
5.40%, 01/14/2020		200	207	2.30%, 08/15/2021	880	856
				2.55%, 10/29/2020	1,000	988

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)			Banks (continued)
JPMorgan Chase & Co (continued)			Lloyds Banking Group PLC
2.75%, 06/23/2020	$1,000	$994	3.57%, 11/07/2028(d)	$600	$566
2.78%, 04/25/2023(d)	250	244	3 Month LIBOR + 1.21%
3 Month LIBOR + 0.94%			3.75%, 01/11/2027	1,015	982
2.97%, 01/15/2023	1,040	1,020	4.65%, 03/24/2026	500	502
3.13%, 01/23/2025	1,000	964	5.30%, 12/01/2045	200	213
3.20%, 01/25/2023	1,025	1,015	Manufacturers & Traders Trust Co
3.20%, 06/15/2026	25	24	2.10%, 02/06/2020	200	197
3.25%, 09/23/2022	320	319	Mitsubishi UFJ Financial Group Inc
3.30%, 04/01/2026	500	484	2.53%, 09/13/2023	400	382
3.38%, 05/01/2023	400	395	2.67%, 07/25/2022	30	29
3.51%, 01/23/2029(d)	400	388	2.76%, 09/13/2026	400	369
3 Month LIBOR + 0.95%			3.00%, 02/22/2022	500	493
3.63%, 12/01/2027	25	24	3.29%, 07/25/2027	10	10
3.88%, 02/01/2024	20	20	3.85%, 03/01/2026	350	350
3.88%, 09/10/2024	500	499	Mizuho Financial Group Inc
3.90%, 01/23/2049(d)	300	286	2.27%, 09/13/2021	400	385
3 Month LIBOR + 1.22%			2.84%, 09/13/2026	400	368
3.96%, 11/15/2048(d)	400	385	2.95%, 02/28/2022	500	492
3 Month LIBOR + 1.38%			3.17%, 09/11/2027	200	188
4.03%, 07/24/2048(d)	30	29	Morgan Stanley
3 Month LIBOR + 1.46%			2.50%, 04/21/2021	1,000	980
4.25%, 10/15/2020	20	21	2.63%, 11/17/2021	1,030	1,006
4.25%, 10/01/2027	10	10	2.75%, 05/19/2022	300	293
4.26%, 02/22/2048(d)	500	503	2.80%, 06/16/2020	1,050	1,043
3 Month LIBOR + 1.58%			3.13%, 01/23/2023	300	296
4.40%, 07/22/2020	212	219	3.13%, 07/27/2026	1,330	1,259
4.50%, 01/24/2022	257	267	3.59%, 07/22/2028(d)	30	29
4.63%, 05/10/2021	287	299	3 Month LIBOR + 1.34%
4.85%, 02/01/2044	20	22	3.63%, 01/20/2027	30	29
4.95%, 03/25/2020	57	59	3.70%, 10/23/2024	25	25
4.95%, 06/01/2045	55	60	3.75%, 02/25/2023	1,230	1,243
5.40%, 01/06/2042	102	120	3.77%, 01/24/2029(d)	360	354
5.60%, 07/15/2041	154	186	3 Month LIBOR + 1.14%
5.63%, 08/16/2043	375	437	3.88%, 04/29/2024	30	30
6.30%, 04/23/2019	800	830	3.95%, 04/23/2027	50	49
6.40%, 05/15/2038	200	261	3.97%, 07/22/2038(d)	15	15
KeyBank NA/Cleveland OH			3 Month LIBOR + 1.46%
1.60%, 08/22/2019	350	345	4.00%, 07/23/2025	30	30
2.25%, 03/16/2020	200	197	4.10%, 05/22/2023	380	385
2.50%, 12/15/2019	500	497	4.30%, 01/27/2045	50	51
KeyCorp			4.35%, 09/08/2026	30	30
2.90%, 09/15/2020	30	30	4.38%, 01/22/2047	30	31
5.10%, 03/24/2021	102	108	4.88%, 11/01/2022	30	31
Korea Development Bank/The			5.00%, 11/24/2025	525	549
2.50%, 03/11/2020	500	495	5.63%, 09/23/2019	1,321	1,371
Kreditanstalt fuer Wiederaufbau			5.75%, 01/25/2021	1,050	1,119
0.00%, 04/18/2036(e)	380	217	6.38%, 07/24/2042	620	802
0.00%, 06/29/2037(e)	200	110	MUFG Union Bank NA
1.00%, 07/15/2019	1,700	1,671	2.25%, 05/06/2019	400	397
1.50%, 04/20/2020	1,500	1,470	National Australia Bank Ltd/New York
1.50%, 06/15/2021	290	280	1.88%, 07/12/2021	500	480
1.63%, 05/29/2020	1,000	981	2.13%, 05/22/2020	300	294
1.63%, 03/15/2021	1,170	1,137	2.50%, 05/22/2022	570	553
1.75%, 10/15/2019	750	743	Northern Trust Corp
1.88%, 04/01/2019	250	249	3.95%, 10/30/2025	500	514
1.88%, 11/30/2020	500	491	Oesterreichische Kontrollbank AG
2.00%, 05/02/2025	880	832	1.38%, 02/10/2020	250	245
2.13%, 03/07/2022	500	489	1.50%, 10/21/2020	160	156
2.13%, 06/15/2022	460	449	1.75%, 01/24/2020	500	494
2.38%, 12/29/2022	600	589	1.88%, 01/20/2021	1,000	979
2.63%, 01/25/2022	1,257	1,253	PNC Bank NA
2.75%, 09/08/2020	300	301	2.25%, 07/02/2019	1,000	993
4.00%, 01/27/2020	1,347	1,384	2.63%, 02/17/2022	500	489
4.88%, 06/17/2019	1,782	1,836	3.80%, 07/25/2023	400	405
Landwirtschaftliche Rentenbank			PNC Financial Services Group Inc/The
1.75%, 04/15/2019	350	348	3.15%, 05/19/2027	10	10
1.75%, 07/27/2026	500	456	4.38%, 08/11/2020	51	53
2.00%, 01/13/2025	300	284	5.13%, 02/08/2020	25	26
Lloyds Bank PLC			6.70%, 06/10/2019	25	26
6.38%, 01/21/2021	51	55	Royal Bank of Canada
			2.15%, 03/06/2020	750	739
			2.35%, 10/30/2020	500	492

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)			Banks (continued)
Royal Bank of Scotland Group PLC			Wells Fargo & Co (continued)
3.88%, 09/12/2023	$200	$198	4.60%, 04/01/2021	$102	$106
4.80%, 04/05/2026	500	512	4.65%, 11/04/2044	30	30
Santander Holdings USA Inc			4.75%, 12/07/2046	500	512
4.40%, 07/13/2027	20	20	4.90%, 11/17/2045	520	545
4.50%, 07/17/2025	780	792	5.38%, 02/07/2035	500	578
Santander UK Group Holdings PLC			5.38%, 11/02/2043	20	22
2.88%, 10/16/2020	1,000	991	5.61%, 01/15/2044	45	52
3.57%, 01/10/2023	520	514	Wells Fargo Bank NA
Santander UK PLC			2.15%, 12/06/2019	500	495
2.38%, 03/16/2020	750	740	5.95%, 08/26/2036	750	921
Skandinaviska Enskilda Banken AB			6.60%, 01/15/2038	250	331
1.88%, 09/13/2021	500	477	Wells Fargo Capital X
2.63%, 03/15/2021	500	493	5.95%, 12/01/2086	200	216
State Street Corp			Westpac Banking Corp
1.95%, 05/19/2021	35	34	2.00%, 08/19/2021	500	481
2.55%, 08/18/2020	180	179	2.60%, 11/23/2020	500	494
2.65%, 05/19/2026	60	56	2.65%, 01/25/2021	1,000	989
3.10%, 05/15/2023	325	323	2.80%, 01/11/2022	500	493
3.55%, 08/18/2025	225	226	3.35%, 03/08/2027	30	29
3.70%, 11/20/2023	10	10	4.88%, 11/19/2019	225	232
Sumitomo Mitsui Banking Corp					$152,006
2.45%, 01/16/2020	500	495	Beverages - 0.72%
2.51%, 01/17/2020	500	495	Anheuser-Busch InBev Finance Inc
3.20%, 07/18/2022	100	100	2.63%, 01/17/2023	30	29
3.65%, 07/23/2025	500	502	2.65%, 02/01/2021	949	941
Sumitomo Mitsui Financial Group Inc			3.30%, 02/01/2023	30	30
2.93%, 03/09/2021	500	497	3.65%, 02/01/2026	2,825	2,808
3.10%, 01/17/2023	500	492	3.70%, 02/01/2024	65	66
3.36%, 07/12/2027	750	722	4.63%, 02/01/2044	25	26
3.45%, 01/11/2027	140	136	4.70%, 02/01/2036	1,030	1,090
3.78%, 03/09/2026	500	499	4.90%, 02/01/2046	790	852
SunTrust Bank/Atlanta GA			Anheuser-Busch InBev Worldwide Inc
2.75%, 05/01/2023	200	194	2.50%, 07/15/2022	340	330
SunTrust Banks Inc			3.75%, 01/15/2022	750	765
2.70%, 01/27/2022	30	29	3.75%, 07/15/2042	100	92
2.90%, 03/03/2021	15	15	4.44%, 10/06/2048	676	681
Svenska Handelsbanken AB			5.00%, 04/15/2020	38	40
2.25%, 06/17/2019	500	497	5.38%, 01/15/2020	68	71
Toronto-Dominion Bank/The			6.88%, 11/15/2019	551	586
1.80%, 07/13/2021	520	499	8.20%, 01/15/2039	51	76
1.90%, 10/24/2019	600	592	Coca-Cola Co/The
2.50%, 12/14/2020	1,015	1,002	2.50%, 04/01/2023	10	10
UBS AG/Stamford CT			2.88%, 10/27/2025	520	506
2.38%, 08/14/2019	1,000	993	3.15%, 11/15/2020	528	532
US Bancorp			3.20%, 11/01/2023	60	60
2.35%, 01/29/2021	20	20	3.30%, 09/01/2021	30	30
2.63%, 01/24/2022	55	54	Constellation Brands Inc
2.95%, 07/15/2022	230	227	3.60%, 02/15/2028	500	482
3.00%, 03/15/2022	158	157	3.75%, 05/01/2021	500	508
3.10%, 04/27/2026	780	745	Diageo Capital PLC
3.15%, 04/27/2027	25	24	2.63%, 04/29/2023	10	10
3.60%, 09/11/2024	15	15	4.83%, 07/15/2020	51	53
4.13%, 05/24/2021	112	116	5.88%, 09/30/2036	139	178
US Bank NA/Cincinnati OH			Diageo Investment Corp
1.40%, 04/26/2019	500	494	2.88%, 05/11/2022	200	198
Wells Fargo & Co			Dr Pepper Snapple Group Inc
2.10%, 07/26/2021	15	14	3.13%, 12/15/2023	500	485
2.13%, 04/22/2019	1,000	994	4.42%, 12/15/2046	500	470
2.50%, 03/04/2021	1,020	1,001	Molson Coors Brewing Co
2.55%, 12/07/2020	20	20	3.00%, 07/15/2026	530	491
2.60%, 07/22/2020	10	10	5.00%, 05/01/2042	50	53
3.00%, 02/19/2025	890	848	PepsiCo Inc
3.00%, 04/22/2026	500	469	1.70%, 10/06/2021	30	29
3.00%, 10/23/2026	530	496	1.85%, 04/30/2020	500	492
3.07%, 01/24/2023	35	34	2.00%, 04/15/2021	750	731
3.45%, 02/13/2023	215	212	2.15%, 10/14/2020	500	494
3.50%, 03/08/2022	180	180	2.38%, 10/06/2026	20	18
3.58%, 05/22/2028(d)	500	488	2.75%, 03/05/2022	593	589
3 Month LIBOR + 1.31%			2.85%, 02/24/2026	500	480
3.90%, 05/01/2045	500	481	3.10%, 07/17/2022	15	15
4.40%, 06/14/2046	385	374	3.13%, 11/01/2020	128	129

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Beverages (continued)			Chemicals (continued)
PepsiCo Inc (continued)			Dow Chemical Co/The
3.45%, 10/06/2046	$545	$501	3.50%, 10/01/2024	$5	$5
4.25%, 10/22/2044	500	517	4.13%, 11/15/2021	256	263
4.45%, 04/14/2046	20	22	4.38%, 11/15/2042	230	229
4.50%, 01/15/2020	51	53	5.25%, 11/15/2041	30	33
4.88%, 11/01/2040	128	147	7.38%, 11/01/2029	850	1,107
5.50%, 01/15/2040	51	63	8.55%, 05/15/2019	481	510
Pepsi-Cola Metropolitan Bottling Co Inc			9.40%, 05/15/2039	51	82
7.00%, 03/01/2029	300	393	Eastman Chemical Co
		$17,222	2.70%, 01/15/2020	400	398
Biotechnology - 0.45%			3.60%, 08/15/2022	49	49
Amgen Inc			4.80%, 09/01/2042	100	105
1.85%, 08/19/2021	65	62	EI du Pont de Nemours & Co
2.60%, 08/19/2026	1,000	913	2.80%, 02/15/2023	230	225
2.65%, 05/11/2022	40	39	4.15%, 02/15/2043	120	116
3.88%, 11/15/2021	25	26	4.25%, 04/01/2021	177	183
4.10%, 06/15/2021	501	517	4.63%, 01/15/2020	25	26
4.40%, 05/01/2045	40	40	LYB International Finance BV
4.56%, 06/15/2048	485	494	5.25%, 07/15/2043	515	565
4.66%, 06/15/2051	810	836	LYB International Finance II BV
Baxalta Inc			3.50%, 03/02/2027	35	34
3.60%, 06/23/2022	500	498	LyondellBasell Industries NV
4.00%, 06/23/2025	50	50	4.63%, 02/26/2055	20	19
5.25%, 06/23/2045	130	142	5.00%, 04/15/2019	100	101
Biogen Inc			5.75%, 04/15/2024	130	143
4.05%, 09/15/2025	265	271	Methanex Corp
5.20%, 09/15/2045	540	590	3.25%, 12/15/2019	300	299
Celgene Corp			Monsanto Co
2.88%, 08/15/2020	500	498	3.38%, 07/15/2024	750	741
3.25%, 08/15/2022	25	25	4.40%, 07/15/2044	15	15
3.25%, 02/20/2023	400	393	Mosaic Co/The
3.55%, 08/15/2022	20	20	4.25%, 11/15/2023	496	506
3.88%, 08/15/2025	470	466	4.88%, 11/15/2041	520	499
3.90%, 02/20/2028	185	182	Potash Corp of Saskatchewan Inc
3.95%, 10/15/2020	400	407	3.63%, 03/15/2024	500	499
4.35%, 11/15/2047	150	143	4.88%, 03/30/2020	51	53
4.55%, 02/20/2048	185	181	PPG Industries Inc
4.63%, 05/15/2044	355	354	3.60%, 11/15/2020	251	255
5.00%, 08/15/2045	30	31	Praxair Inc
Gilead Sciences Inc			2.20%, 08/15/2022	300	289
2.50%, 09/01/2023	10	10	Sherwin-Williams Co/The
2.55%, 09/01/2020	600	595	2.75%, 06/01/2022	35	34
2.95%, 03/01/2027	530	501	3.45%, 06/01/2027	330	316
3.25%, 09/01/2022	60	60	4.50%, 06/01/2047	25	25
3.50%, 02/01/2025	750	748	Westlake Chemical Corp
4.00%, 09/01/2036	300	299	3.60%, 08/15/2026	350	338
4.15%, 03/01/2047	70	69			$8,733
4.40%, 12/01/2021	127	132	Commercial Mortgage Backed Securities - 1.95%
4.50%, 04/01/2021	35	36	CFCRE Commercial Mortgage Trust 2016-
4.60%, 09/01/2035	500	536	C4
4.75%, 03/01/2046	195	210	3.28%, 05/10/2058	1,300	1,269
4.80%, 04/01/2044	500	540	Citigroup Commercial Mortgage Trust 2013-
		$10,914	GC15
Building Materials - 0.10%			4.37%, 09/10/2046(f)	1,000	1,054
Johnson Controls International plc			Citigroup Commercial Mortgage Trust 2016-
3.75%, 12/01/2021	477	485	GC36
5.00%, 03/30/2020	64	67	3.62%, 02/10/2049	1,000	1,006
5.25%, 12/01/2041	128	137	COMM 2012-CCRE3 Mortgage Trust
Masco Corp			2.82%, 10/15/2045	500	492
4.45%, 04/01/2025	300	307	COMM 2013-CCRE8 Mortgage Trust
Owens Corning			3.61%, 06/10/2046(f)	500	509
4.20%, 12/15/2022	1,000	1,023	COMM 2013-LC6 Mortgage Trust
4.40%, 01/30/2048	300	277	2.94%, 01/10/2046	500	494
		$2,296	COMM 2014-LC15 Mortgage Trust
Chemicals - 0.36%			2.84%, 04/10/2047	1,000	1,002
Agrium Inc			COMM 2014-UBS3 Mortgage Trust
4.90%, 06/01/2043	200	208	3.82%, 06/10/2047	500	514
6.13%, 01/15/2041	250	299	COMM 2015-DC1 Mortgage Trust
Albemarle Corp			3.35%, 02/10/2048	1,000	991
5.45%, 12/01/2044	150	164	COMM 2015-LC19 Mortgage Trust
			3.18%, 02/10/2048	1,000	984

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Commercial Mortgage Pass Through				Wells Fargo Commercial Mortgage Trust
Certificates				2015-C28
3.15%, 02/10/2047		$500	$501	3.29%, 05/15/2048	$1,845	$1,824
3.76%, 02/10/2049		1,000	1,014	WFRBS Commercial Mortgage Trust 2012-
CSAIL 2015-C1 Commercial Mortgage Trust				C7
2.97%, 04/15/2050		1,000	1,002	2.30%, 06/15/2045	162	161
CSAIL 2016-C7 Commercial Mortgage Trust				WFRBS Commercial Mortgage Trust 2013-
3.31%, 11/15/2049		1,000	997	C14
Fannie Mae-Aces				2.98%, 06/15/2046	1,000	998
2.42%, 10/25/2026(f)		1,000	944	WFRBS Commercial Mortgage Trust 2014-
2.52%, 04/25/2023(f)		703	691	C20
2.53%, 09/25/2024		1,000	970	3.04%, 05/15/2047	500	501
2.71%, 06/25/2025(f)		2,000	1,955			$46,729
2.72%, 02/25/2022		1,000	993	Commercial Services - 0.21%
2.78%, 02/25/2027(f)		1,100	1,066	Automatic Data Processing Inc
2.96%, 02/25/2027(f)		1,000	979	2.25%, 09/15/2020	20	20
3.12%, 08/25/2024(f)		974	988	3.38%, 09/15/2025	1,000	1,005
3.51%, 12/25/2023(f)		1,000	1,025	California Institute of Technology
Freddie Mac Multifamily Structured Pass				4.32%, 08/01/2045	80	88
Through Certificates				Ecolab Inc
2.08%, 12/25/2019		135	134	4.35%, 12/08/2021	112	117
2.34%, 07/25/2026		388	374	5.50%, 12/08/2041	307	365
2.67%, 03/25/2026		1,050	1,019	Massachusetts Institute of Technology
2.87%, 12/25/2021		540	540	3.89%, 07/01/2116	250	234
3.02%, 02/25/2023		283	285	4.68%, 07/01/2114	250	279
3.06%, 07/25/2023(f)		750	754	Moody's Corp
3.06%, 12/25/2024		500	501	5.25%, 07/15/2044	500	584
3.31%, 05/25/2023(f)		810	824	President & Fellows of Harvard College
3.32%, 02/25/2023(f)		1,000	1,019	3.15%, 07/15/2046	350	324
3.41%, 12/25/2026		1,500	1,522	S&P Global Inc
3.53%, 10/25/2023(f)		1,050	1,080	4.40%, 02/15/2026	160	168
4.19%, 12/25/2020(f)		850	880	6.55%, 11/15/2037	51	67
GS Mortgage Securities Trust 2012-GC6				University of Southern California
3.48%, 01/10/2045		273	276	3.84%, 10/01/2047	500	512
GS Mortgage Securities Trust 2012-GCJ9				5.25%, 10/01/2111	30	37
2.77%, 11/10/2045		499	491	Verisk Analytics Inc
GS Mortgage Securities Trust 2014-GC18				4.00%, 06/15/2025	500	503
3.80%, 01/10/2047		500	511	Western Union Co/The
GS Mortgage Securities Trust 2015-GC34				5.25%, 04/01/2020	25	26
3.51%, 10/10/2048		1,000	1,001	6.20%, 11/17/2036	200	210
GS Mortgage Securities Trust 2017-GS5				William Marsh Rice University
3.47%, 03/10/2050		2,250	2,259	3.57%, 05/15/2045	500	497
JP Morgan Chase Commercial Mortgage						$5,036
Securities Trust 2011-C5				Computers - 0.70%
4.17%, 08/15/2046		211	217	Apple Inc
JPMBB Commercial Mortgage Securities				1.55%, 08/04/2021	30	29
Trust 2013-C15				1.80%, 11/13/2019	50	50
4.13%, 11/15/2045		500	521	1.90%, 02/07/2020	500	494
JPMBB Commercial Mortgage Securities				2.00%, 05/06/2020	520	513
Trust 2014-C22				2.15%, 02/09/2022	50	49
3.80%, 09/15/2047		1,000	1,024	2.25%, 02/23/2021	535	527
Morgan Stanley Bank of America Merrill				2.30%, 05/11/2022	30	29
Lynch Trust 2013-C11				2.40%, 01/13/2023	300	291
3.09%, 08/15/2046		128	128	2.40%, 05/03/2023	330	319
Morgan Stanley Bank of America Merrill				2.50%, 02/09/2022	530	522
Lynch Trust 2015-C24				2.70%, 05/13/2022	60	59
3.48%, 05/15/2048		1,000	1,001	2.85%, 05/06/2021	1,285	1,286
Morgan Stanley Capital I Trust 2017-H1				2.85%, 02/23/2023	30	30
3.26%, 06/15/2050		2,500	2,450	2.90%, 09/12/2027	230	219
SG Commercial Mortgage Securities Trust				3.00%, 02/09/2024	60	59
2016	-C5			3.00%, 11/13/2027	240	230
3.06%, 10/10/2048		1,000	958	3.20%, 05/13/2025	445	440
UBS Commercial Mortgage Trust 2012-C1				3.20%, 05/11/2027	320	313
3.40%, 05/10/2045		486	491	3.25%, 02/23/2026	775	764
UBS-Barclays Commercial Mortgage Trust				3.35%, 02/09/2027	535	529
2012	-C3			3.45%, 05/06/2024	405	409
3.09%, 08/10/2049		550	548	3.45%, 02/09/2045	30	28
UBS-Barclays Commercial Mortgage Trust				3.75%, 09/12/2047	115	111
2013	-C6			3.75%, 11/13/2047	150	145
3.24%, 04/10/2046		500	503
Wells Fargo Commercial Mortgage Trust
2012	-LC5
2.92%, 10/15/2045		500	494

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Computers (continued)			Diversified Financial Services - 0.84%
Apple Inc (continued)			AerCap Ireland Capital DAC / AerCap Global
3.85%, 05/04/2043	$1,300	$1,281	Aviation Trust
4.65%, 02/23/2046	385	424	3.30%, 01/23/2023	$500	$486
Dell International LLC / EMC Corp			3.50%, 01/15/2025	300	289
3.48%, 06/01/2019(c)	345	347	3.88%, 01/23/2028	300	286
4.42%, 06/15/2021(c)	980	1,005	3.95%, 02/01/2022	650	652
6.02%, 06/15/2026(c)	780	840	4.50%, 05/15/2021	150	154
8.10%, 07/15/2036(c)	255	310	5.00%, 10/01/2021	150	156
8.35%, 07/15/2046(c)	235	299	Air Lease Corp
DXC Technology Co			2.50%, 03/01/2021	500	490
4.75%, 04/15/2027	505	524	3.00%, 09/15/2023	20	19
Hewlett Packard Enterprise Co			3.25%, 03/01/2025	500	477
3.60%, 10/15/2020	470	474	American Express Co
4.90%, 10/15/2025	300	311	2.20%, 10/30/2020	500	488
6.20%, 10/15/2035	80	86	2.65%, 12/02/2022	400	387
6.35%, 10/15/2045	195	208	3.00%, 10/30/2024	400	384
HP Inc			3.63%, 12/05/2024	500	497
3.75%, 12/01/2020	121	123	4.05%, 12/03/2042	25	25
6.00%, 09/15/2041	154	164	American Express Credit Corp
IBM Credit LLC			2.25%, 08/15/2019	500	497
2.65%, 02/05/2021	100	99	2.25%, 05/05/2021	555	541
International Business Machines Corp			3.30%, 05/03/2027	30	29
1.63%, 05/15/2020	700	684	Ameriprise Financial Inc
2.25%, 02/19/2021	300	295	4.00%, 10/15/2023	225	233
3.38%, 08/01/2023	335	337	7.30%, 06/28/2019	600	633
4.00%, 06/20/2042	35	36	BlackRock Inc
4.70%, 02/19/2046	185	209	3.38%, 06/01/2022	200	203
5.60%, 11/30/2039	92	114	3.50%, 03/18/2024	500	504
5.88%, 11/29/2032	200	248	4.25%, 05/24/2021	500	520
6.22%, 08/01/2027	351	426	5.00%, 12/10/2019	25	26
Seagate HDD Cayman			Brookfield Finance Inc
4.75%, 06/01/2023	530	531	3.90%, 01/25/2028	400	388
4.75%, 01/01/2025	30	29	Capital One Bank USA NA
		$16,849	2.30%, 06/05/2019	400	397
Consumer Products - 0.05%			3.38%, 02/15/2023	340	331
Church & Dwight Co Inc			Charles Schwab Corp/The
3.15%, 08/01/2027	300	283	3.45%, 02/13/2026	250	248
3.95%, 08/01/2047	300	281	CME Group Inc
Clorox Co/The			3.00%, 09/15/2022	25	25
3.80%, 11/15/2021	128	131	3.00%, 03/15/2025	530	516
Kimberly-Clark Corp			5.30%, 09/15/2043	200	244
2.40%, 03/01/2022	257	251	Credit Suisse USA Inc
2.40%, 06/01/2023	150	145	7.13%, 07/15/2032	300	398
		$1,091	Discover Financial Services
Cosmetics & Personal Care - 0.04%			4.10%, 02/09/2027	500	496
Procter & Gamble Co/The			GE Capital International Funding Co
1.70%, 11/03/2021	30	29	Unlimited Co
2.15%, 08/11/2022	30	29	2.34%, 11/15/2020	500	489
2.30%, 02/06/2022	441	432	3.37%, 11/15/2025	1,025	991
3.10%, 08/15/2023	30	30	4.42%, 11/15/2035	2,000	1,955
5.55%, 03/05/2037	48	61	Intercontinental Exchange Inc
Unilever Capital Corp			2.75%, 12/01/2020	10	10
2.20%, 05/05/2022	100	97	3.75%, 12/01/2025	50	51
5.90%, 11/15/2032	230	289	International Lease Finance Corp
			5.88%, 08/15/2022	20	21
		$967	8.25%, 12/15/2020	20	22
Credit Card Asset Backed Securities - 0.29%			Jefferies Group LLC
Capital One Multi-Asset Execution Trust			6.50%, 01/20/2043	200	222
1.99%, 07/17/2023	1,000	982	6.88%, 04/15/2021	27	29
2.43%, 01/15/2025	2,000	1,970	8.50%, 07/15/2019	12	13
Chase Issuance Trust			Jefferies Group LLC / Jefferies Group Capital
1.84%, 04/15/2022	1,500	1,475	Finance Inc
Citibank Credit Card Issuance Trust			4.15%, 01/23/2030	400	372
2.19%, 11/20/2023	1,000	976	Mastercard Inc
2.68%, 06/07/2023	1,000	996	2.00%, 04/01/2019	300	298
2.88%, 01/23/2023	500	501	3.38%, 04/01/2024	25	25
		$6,900	Nasdaq Inc
Distribution & Wholesale - 0.02%			4.25%, 06/01/2024	350	355
WW Grainger Inc			National Rural Utilities Cooperative Finance
4.60%, 06/15/2045	500	529	Corp
			2.40%, 04/25/2022	300	290
			3.05%, 02/15/2022	102	102
			3.05%, 04/25/2027	300	289

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Diversified Financial Services (continued)			Electric (continued)
National Rural Utilities Cooperative Finance			Duke Energy Carolinas LLC (continued)
Corp (continued)			3.70%, 12/01/2047	$300	$289
3.25%, 11/01/2025	$500	$491	3.90%, 06/15/2021	410	422
Nomura Holdings Inc			4.00%, 09/30/2042	100	101
6.70%, 03/04/2020	129	138	5.30%, 02/15/2040	512	613
ORIX Corp			Duke Energy Corp
3.70%, 07/18/2027	300	293	1.80%, 09/01/2021	45	43
Synchrony Financial			2.65%, 09/01/2026	555	506
2.70%, 02/03/2020	500	495	3.15%, 08/15/2027	15	14
3.75%, 08/15/2021	5	5	3.75%, 04/15/2024	500	500
4.25%, 08/15/2024	300	298	3.75%, 09/01/2046	600	541
4.50%, 07/23/2025	20	20	Duke Energy Florida LLC
TD Ameritrade Holding Corp			3.40%, 10/01/2046	300	273
2.95%, 04/01/2022	20	20	5.65%, 04/01/2040	25	31
Visa Inc			6.40%, 06/15/2038	66	88
2.20%, 12/14/2020	625	615	Duke Energy Indiana LLC
2.80%, 12/14/2022	20	20	3.75%, 07/15/2020	37	38
3.15%, 12/14/2025	600	588	6.12%, 10/15/2035	77	97
3.65%, 09/15/2047	85	83	6.45%, 04/01/2039	300	408
4.15%, 12/14/2035	215	229	Duke Energy Ohio Inc
4.30%, 12/14/2045	375	402	5.45%, 04/01/2019	128	131
		$20,250	Duke Energy Progress LLC
Electric - 1.76%			4.15%, 12/01/2044	300	308
AEP Transmission Co LLC			Emera US Finance LP
4.00%, 12/01/2046	1,000	1,000	3.55%, 06/15/2026	25	24
Alabama Power Co			4.75%, 06/15/2046	25	25
4.30%, 01/02/2046	400	423	Entergy Arkansas Inc
Ameren Illinois Co			3.70%, 06/01/2024	500	511
2.70%, 09/01/2022	300	294	3.75%, 02/15/2021	25	25
American Electric Power Co Inc			Entergy Corp
3.20%, 11/13/2027	300	286	5.13%, 09/15/2020	89	93
Appalachian Power Co			Entergy Louisiana LLC
3.30%, 06/01/2027	400	388	3.12%, 09/01/2027	300	289
7.00%, 04/01/2038	120	164	Eversource Energy
Arizona Public Service Co			2.50%, 03/15/2021	300	295
4.50%, 04/01/2042	77	83	Exelon Corp
Baltimore Gas & Electric Co			3.95%, 06/15/2025	25	25
3.35%, 07/01/2023	1,000	1,005	4.45%, 04/15/2046	20	20
Berkshire Hathaway Energy Co			Exelon Generation Co LLC
3.75%, 11/15/2023	1,000	1,020	4.25%, 06/15/2022	500	516
3.80%, 07/15/2048(c)	300	286	5.20%, 10/01/2019	102	105
4.50%, 02/01/2045	250	266	6.25%, 10/01/2039	349	381
5.15%, 11/15/2043	15	17	FirstEnergy Corp
6.13%, 04/01/2036	156	199	3.90%, 07/15/2027	900	884
CMS Energy Corp			Florida Power & Light Co
3.45%, 08/15/2027	350	340	3.70%, 12/01/2047	200	195
5.05%, 03/15/2022	500	530	5.65%, 02/01/2037	478	596
Commonwealth Edison Co			5.69%, 03/01/2040	48	62
4.00%, 08/01/2020	510	521	Fortis Inc/Canada
Consolidated Edison Co of New York Inc			3.06%, 10/04/2026	20	19
3.13%, 11/15/2027	300	293	Georgia Power Co
3.88%, 06/15/2047	500	490	4.25%, 12/01/2019	77	79
4.00%, 11/15/2057	300	294	4.30%, 03/15/2042	228	231
4.20%, 03/15/2042	128	132	4.75%, 09/01/2040	500	540
4.30%, 12/01/2056	230	239	Great Plains Energy Inc
5.50%, 12/01/2039	400	482	4.85%, 06/01/2021	77	80
5.85%, 03/15/2036	51	63	Gulf Power Co
6.65%, 04/01/2019	51	53	3.30%, 05/30/2027	400	390
6.75%, 04/01/2038	125	171	Hydro-Quebec
Delmarva Power & Light Co			8.05%, 07/07/2024	102	128
4.15%, 05/15/2045	350	362	Iberdrola International BV
Dominion Energy Inc			6.75%, 07/15/2036	128	164
4.70%, 12/01/2044	300	316	Kentucky Utilities Co
4.90%, 08/01/2041	77	83	5.13%, 11/01/2040	500	588
5.95%, 06/15/2035	800	947	LG&E & KU Energy LLC
DTE Electric Co			3.75%, 11/15/2020	77	78
3.45%, 10/01/2020	405	410	Louisville Gas & Electric Co
DTE Energy Co			3.30%, 10/01/2025	50	49
3.50%, 06/01/2024	500	494	MidAmerican Energy Co
Duke Energy Carolinas LLC			4.25%, 05/01/2046	500	527
2.50%, 03/15/2023	279	271	Mississippi Power Co
			4.25%, 03/15/2042	100	98

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Electric (continued)			Electric (continued)
Nevada Power Co			Tampa Electric Co
6.65%, 04/01/2036	$400	$535	4.35%, 05/15/2044	$200	$207
NextEra Energy Capital Holdings Inc			TransAlta Corp
4.50%, 06/01/2021	351	363	6.50%, 03/15/2040	25	25
Northern States Power Co/MN			Union Electric Co
3.40%, 08/15/2042	100	93	3.50%, 04/15/2024	500	511
5.35%, 11/01/2039	82	99	Virginia Electric & Power Co
NorthWestern Corp			2.75%, 03/15/2023	500	490
4.18%, 11/15/2044	300	305	3.15%, 01/15/2026	30	29
NSTAR Electric Co			3.50%, 03/15/2027	30	30
2.38%, 10/15/2022	750	728	4.00%, 11/15/2046	500	494
Oncor Electric Delivery Co LLC			4.65%, 08/15/2043	250	272
5.25%, 09/30/2040	51	61	6.00%, 05/15/2037	77	96
7.25%, 01/15/2033	300	414	8.88%, 11/15/2038	10	16
Pacific Gas & Electric Co			WEC Energy Group Inc
3.25%, 06/15/2023	1,000	984	3.55%, 06/15/2025	110	109
3.50%, 10/01/2020	25	25	Westar Energy Inc
4.45%, 04/15/2042	102	101	4.25%, 12/01/2045	500	527
5.40%, 01/15/2040	143	163	Wisconsin Electric Power Co
5.80%, 03/01/2037	5	6	5.70%, 12/01/2036	750	919
6.05%, 03/01/2034	482	574			$42,306
PacifiCorp			Electrical Components & Equipment - 0.00%
6.25%, 10/15/2037	92	121	Emerson Electric Co
PECO Energy Co			2.63%, 02/15/2023	100	97
2.38%, 09/15/2022	100	97	4.88%, 10/15/2019	25	26
3.90%, 03/01/2048	200	202			$123
PPL Capital Funding Inc			Electronics - 0.13%
3.40%, 06/01/2023	300	298	Allegion US Holding Co Inc
4.70%, 06/01/2043	100	105	3.55%, 10/01/2027	500	473
PPL Electric Utilities Corp			Arrow Electronics Inc
3.95%, 06/01/2047	300	301	4.50%, 03/01/2023	200	206
Progress Energy Inc			Corning Inc
3.15%, 04/01/2022	128	127	4.38%, 11/15/2057	300	276
7.75%, 03/01/2031	136	186	4.75%, 03/15/2042	102	109
PSEG Power LLC			Fortive Corp
5.13%, 04/15/2020	300	312	3.15%, 06/15/2026	535	513
Public Service Co of Colorado			Honeywell International Inc
2.25%, 09/15/2022	1,000	969	1.85%, 11/01/2021	30	29
Public Service Electric & Gas Co			2.50%, 11/01/2026	50	46
3.00%, 05/15/2027	400	385	3.35%, 12/01/2023	265	269
3.65%, 09/01/2042	200	194	3.81%, 11/21/2047	77	76
Puget Sound Energy Inc			Jabil Inc
5.80%, 03/15/2040	351	443	3.95%, 01/12/2028	300	291
Sempra Energy			4.70%, 09/15/2022	100	103
2.40%, 02/01/2020	300	297	Keysight Technologies Inc
2.90%, 02/01/2023	300	293	3.30%, 10/30/2019	500	501
3.40%, 02/01/2028	300	288	Koninklijke Philips NV
3.80%, 02/01/2038	300	282	5.00%, 03/15/2042	128	144
4.00%, 02/01/2048	400	373	Tyco Electronics Group SA
6.00%, 10/15/2039	112	137	7.13%, 10/01/2037	14	19
South Carolina Electric & Gas Co					$3,055
4.10%, 06/15/2046	300	288	Environmental Control - 0.07%
5.45%, 02/01/2041	77	87	Republic Services Inc
Southern California Edison Co			2.90%, 07/01/2026	500	468
2.40%, 02/01/2022	300	292	4.75%, 05/15/2023	51	54
4.00%, 04/01/2047	15	15	5.25%, 11/15/2021	200	213
4.05%, 03/15/2042	668	672	5.50%, 09/15/2019	104	108
5.50%, 03/15/2040	102	124	Waste Management Inc
5.95%, 02/01/2038	117	146	3.90%, 03/01/2035	200	200
Southern Co/The			4.10%, 03/01/2045	210	211
2.15%, 09/01/2019	500	494	4.60%, 03/01/2021	350	364
2.35%, 07/01/2021	520	504			$1,618
3.25%, 07/01/2026	570	542	Federal & Federally Sponsored Credit - 0.04%
4.40%, 07/01/2046	530	530	Federal Farm Credit Banks
5.50%, 03/15/2057(d)	400	415
3 Month LIBOR + 3.63%			1.55%, 04/13/2020	250	246
			1.58%, 02/17/2021	175	170
Southern Power Co			1.90%, 11/27/2020	500	493
5.25%, 07/15/2043	200	218			$909
Southwestern Electric Power Co
2.75%, 10/01/2026	750	701	Finance - Mortgage Loan/Banker - 1.57%
			Fannie Mae
3.85%, 02/01/2048	300	285	0.00%, 10/09/2019(e)	890	858
6.20%, 03/15/2040	51	65	1.00%, 04/30/2018	575	575

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Finance - Mortgage Loan/Banker (continued)			Food (continued)
Fannie Mae (continued)			Koninklijke Ahold Delhaize NV
1.13%, 07/26/2019	$2,300	$2,267	5.70%, 10/01/2040	$102	$116
1.25%, 02/26/2019	2,400	2,379	Kraft Heinz Foods Co
1.25%, 05/06/2021	500	482	3.00%, 06/01/2026	65	60
1.25%, 08/17/2021	500	480	3.50%, 06/06/2022	330	330
1.38%, 02/26/2021	750	727	3.95%, 07/15/2025	625	622
1.38%, 10/07/2021	400	384	4.38%, 06/01/2046	395	362
1.50%, 02/28/2020	750	739	5.00%, 06/04/2042	200	200
1.50%, 11/30/2020	500	488	5.20%, 07/15/2045	235	239
1.63%, 01/21/2020	1,000	988	5.38%, 02/10/2020	95	99
1.70%, 01/27/2020	500	494	6.50%, 02/09/2040	75	89
1.75%, 09/12/2019	300	298	6.88%, 01/26/2039	161	199
1.75%, 11/26/2019	750	744	Kroger Co/The
1.88%, 12/28/2020	500	493	3.30%, 01/15/2021	321	322
2.00%, 01/05/2022	400	392	3.40%, 04/15/2022	154	153
2.00%, 10/05/2022	500	486	3.70%, 08/01/2027	300	290
2.13%, 04/24/2026	500	472	4.45%, 02/01/2047	55	52
2.38%, 01/19/2023	500	494	5.15%, 08/01/2043	300	308
2.63%, 09/06/2024	750	743	5.40%, 07/15/2040	25	27
5.63%, 07/15/2037	200	271	6.15%, 01/15/2020	12	13
6.63%, 11/15/2030	602	824	Sysco Corp
7.13%, 01/15/2030	199	279	4.85%, 10/01/2045	250	265
7.25%, 05/15/2030	280	398	5.38%, 09/21/2035	500	561
Federal Home Loan Banks			Tyson Foods Inc
0.88%, 08/05/2019	500	491	2.65%, 08/15/2019	350	348
1.00%, 09/26/2019	500	491	3.55%, 06/02/2027	20	19
1.13%, 06/21/2019	500	494	4.55%, 06/02/2047	520	521
1.13%, 07/14/2021	1,500	1,437			$8,079
1.38%, 05/28/2019	1,000	991	Forest Products & Paper - 0.11%
1.38%, 11/15/2019	1,500	1,479	Celulosa Arauco y Constitucion SA
1.38%, 09/28/2020	2,000	1,951	4.50%, 08/01/2024	500	510
1.38%, 02/18/2021	250	243	Georgia-Pacific LLC
1.50%, 10/21/2019	1,000	988	7.75%, 11/15/2029	51	70
1.63%, 06/14/2019	500	497	8.00%, 01/15/2024	228	283
1.88%, 03/13/2020	500	495	International Paper Co
1.88%, 11/29/2021	250	244	3.00%, 02/15/2027	35	32
2.13%, 06/09/2023	200	194	3.65%, 06/15/2024	443	441
5.50%, 07/15/2036	180	240	4.40%, 08/15/2047	350	334
5.63%, 06/11/2021	350	384	4.75%, 02/15/2022	813	852
Freddie Mac			7.30%, 11/15/2039	25	33
0.88%, 07/19/2019	250	246	7.50%, 08/15/2021	92	104
1.00%, 05/25/2018	600	599			$2,659
1.25%, 08/01/2019	500	494	Gas - 0.08%
1.25%, 10/02/2019	1,000	985	Atmos Energy Corp
1.38%, 08/15/2019	1,000	988	4.13%, 10/15/2044	400	414
1.38%, 04/20/2020	500	490	Dominion Energy Gas Holdings LLC
1.38%, 05/01/2020	1,000	980	4.80%, 11/01/2043	300	321
1.40%, 08/22/2019	500	494	NiSource Inc
1.50%, 01/17/2020	1,000	986	3.49%, 05/15/2027	20	19
1.75%, 05/30/2019	500	498	5.95%, 06/15/2041	525	631
1.88%, 11/17/2020	750	739	Southern California Gas Co
2.38%, 01/13/2022	1,757	1,744	3.15%, 09/15/2024	500	498
6.25%, 07/15/2032	231	315			$1,883
6.75%, 03/15/2031	577	802	Hand & Machine Tools - 0.01%
		$37,734	Stanley Black & Decker Inc
Food - 0.34%			2.90%, 11/01/2022	200	197
Campbell Soup Co
3.30%, 03/19/2025	300	290	Healthcare - Products - 0.47%
4.15%, 03/15/2028	160	159	Abbott Laboratories
4.25%, 04/15/2021	51	52	2.55%, 03/15/2022	35	34
Conagra Brands Inc			2.90%, 11/30/2021	520	514
3.20%, 01/25/2023	567	561	3.25%, 04/15/2023	600	596
General Mills Inc			3.75%, 11/30/2026	470	467
2.60%, 10/12/2022	500	482	4.75%, 11/30/2036	40	43
3.15%, 12/15/2021	77	76	4.90%, 11/30/2046	880	965
Hershey Co/The			5.30%, 05/27/2040	200	225
3.38%, 08/15/2046	350	312	Becton Dickinson and Co
Kellogg Co			2.68%, 12/15/2019	305	303
2.65%, 12/01/2023	500	477	2.89%, 06/06/2022	50	49
3.25%, 04/01/2026	500	475	3.25%, 11/12/2020	500	499
			3.36%, 06/06/2024	20	19
			3.73%, 12/15/2024	394	387

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)
Healthcare - Products (continued)				Healthcare - Services (continued)
Becton Dickinson and Co	(continued)			Memorial Sloan-Kettering Cancer Center
4.40%, 01/15/2021(c)		$500	$510	4.13%, 07/01/2052	$400	$413
4.67%, 06/06/2047		35	35	4.20%, 07/01/2055	250	261
4.69%, 12/15/2044		250	252	Partners Healthcare System Inc
5.00%, 11/12/2040		51	54	4.12%, 07/01/2055	300	305
Boston Scientific Corp				Quest Diagnostics Inc
3.85%, 05/15/2025		530	533	3.50%, 03/30/2025	500	496
4.13%, 10/01/2023		350	360	4.70%, 04/01/2021	102	106
6.00%, 01/15/2020		51	54	4.75%, 01/30/2020	3	3
7.38%, 01/15/2040		51	69	UnitedHealth Group Inc
Medtronic Global Holdings SCA				2.38%, 10/15/2022	500	481
3.35%, 04/01/2027		45	44	2.88%, 03/15/2022	180	178
Medtronic Inc				3.35%, 07/15/2022	30	30
2.50%, 03/15/2020		350	348	3.45%, 01/15/2027	540	535
3.15%, 03/15/2022		560	561	3.75%, 07/15/2025	340	344
3.50%, 03/15/2025		1,880	1,879	3.75%, 10/15/2047	510	480
4.38%, 03/15/2035		20	21	4.20%, 01/15/2047	30	30
4.63%, 03/15/2045		625	684	4.38%, 03/15/2042	750	783
Stryker Corp				4.63%, 07/15/2035	30	33
2.63%, 03/15/2021		15	15	4.70%, 02/15/2021	90	94
3.50%, 03/15/2026		500	499	6.50%, 06/15/2037	77	102
4.10%, 04/01/2043		200	196	6.88%, 02/15/2038	491	675
4.38%, 01/15/2020		25	26			$12,619
4.63%, 03/15/2046		20	21	Home Furnishings - 0.00%
Thermo Fisher Scientific Inc				Whirlpool Corp
2.95%, 09/19/2026		530	495	4.85%, 06/15/2021	77	81
3.00%, 04/15/2023		20	19
4.15%, 02/01/2024		20	21	Housewares - 0.08%
4.70%, 05/01/2020		51	53	Newell Brands Inc
Zimmer Biomet Holdings Inc				2.88%, 12/01/2019	400	398
3.15%, 04/01/2022		500	493	3.85%, 04/01/2023	400	399
			$11,343	3.90%, 11/01/2025	350	339
Healthcare - Services - 0.53%				4.20%, 04/01/2026	500	495
Aetna Inc				5.38%, 04/01/2036	350	365
2.80%, 06/15/2023		35	34	5.50%, 04/01/2046	30	32
4.13%, 06/01/2021		102	104			$2,028
4.13%, 11/15/2042		100	94	Insurance - 0.79%
6.63%, 06/15/2036		105	133	Aflac Inc
6.75%, 12/15/2037		112	145	3.63%, 11/15/2024	230	231
Anthem Inc				Allied World Assurance Co Holdings Ltd
2.50%, 11/21/2020		300	295	4.35%, 10/29/2025	500	494
2.95%, 12/01/2022		300	292	Allstate Corp/The
3.30%, 01/15/2023		325	321	3.28%, 12/15/2026	500	486
3.50%, 08/15/2024		15	15	5.55%, 05/09/2035	200	237
3.65%, 12/01/2027		300	290	American International Group Inc
4.38%, 12/01/2047		300	294	3.75%, 07/10/2025	20	20
4.63%, 05/15/2042		30	30	3.88%, 01/15/2035	750	699
4.65%, 01/15/2043		115	116	3.90%, 04/01/2026	785	777
Ascension Health				4.20%, 04/01/2028	190	193
3.95%, 11/15/2046		500	507	4.38%, 01/15/2055	30	28
Baylor Scott & White Holdings				4.70%, 07/10/2035	750	775
3.97%, 11/15/2046		232	232	4.80%, 07/10/2045	50	51
Children's Hospital Corp/The				4.88%, 06/01/2022	280	295
4.12%, 01/01/2047		500	520	Aon Corp
Cigna Corp				5.00%, 09/30/2020	128	134
3.25%, 04/15/2025		775	740	Aon PLC
3.88%, 10/15/2047		115	103	3.88%, 12/15/2025	20	20
Coventry Health Care Inc				Arch Capital Finance LLC
5.45%, 06/15/2021		500	530	5.03%, 12/15/2046	250	276
Dignity Health				Arch Capital Group US Inc
2.64%, 11/01/2019		500	498	5.14%, 11/01/2043	375	414
Howard Hughes Medical Institute				Athene Holding Ltd
3.50%, 09/01/2023		400	409	4.13%, 01/12/2028	500	480
Humana Inc				AXA SA
4.95%, 10/01/2044		325	342	8.60%, 12/15/2030	38	52
Kaiser Foundation Hospitals				Berkshire Hathaway Finance Corp
4.15%, 05/01/2047		670	693	3.00%, 05/15/2022	30	30
Laboratory Corp of America Holdings				4.25%, 01/15/2021	102	106
4.63%, 11/15/2020		500	518	4.30%, 05/15/2043	300	317
4.70%, 02/01/2045		15	15	5.75%, 01/15/2040	115	144
				Berkshire Hathaway Inc
				2.20%, 03/15/2021	415	410

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)
Insurance (continued)				Internet - 0.29%
Berkshire Hathaway Inc	(continued)			Alibaba Group Holding Ltd
2.75%, 03/15/2023		$30	$30	3.13%, 11/28/2021	$270	$269
3.13%, 03/15/2026		350	341	3.40%, 12/06/2027	325	308
3.40%, 01/31/2022		205	207	3.60%, 11/28/2024	300	298
4.50%, 02/11/2043		25	27	4.40%, 12/06/2057	305	291
Chubb Corp/The				Alphabet Inc
6.50%, 05/15/2038		10	13	2.00%, 08/15/2026	30	27
Chubb INA Holdings Inc				3.38%, 02/25/2024	530	540
2.30%, 11/03/2020		15	15	3.63%, 05/19/2021	51	53
2.88%, 11/03/2022		500	495	Amazon.com Inc
3.35%, 05/03/2026		30	29	2.40%, 02/22/2023(c)	370	357
4.35%, 11/03/2045		25	27	2.50%, 11/29/2022	130	127
6.70%, 05/15/2036		250	336	2.60%, 12/05/2019	250	250
CNA Financial Corp				3.15%, 08/22/2027(c)	490	473
5.75%, 08/15/2021		77	83	3.80%, 12/05/2024	20	21
Hartford Financial Services Group Inc/The				3.88%, 08/22/2037(c)	340	339
4.30%, 04/15/2043		250	249	4.05%, 08/22/2047(c)	30	30
Lincoln National Corp				4.25%, 08/22/2057(c)	630	628
3.80%, 03/01/2028		60	59	4.80%, 12/05/2034	30	33
4.00%, 09/01/2023		1,000	1,022	4.95%, 12/05/2044	515	580
4.35%, 03/01/2048		55	54	Baidu Inc
6.15%, 04/07/2036		6	7	3.50%, 11/28/2022	500	496
7.00%, 06/15/2040		47	62	4.13%, 06/30/2025	500	501
Loews Corp				eBay Inc
2.63%, 05/15/2023		200	193	2.60%, 07/15/2022	600	580
4.13%, 05/15/2043		200	196	2.75%, 01/30/2023	10	10
Manulife Financial Corp				2.88%, 08/01/2021	5	5
5.38%, 03/04/2046		250	294	3.45%, 08/01/2024	30	30
Marsh & McLennan Cos Inc				3.80%, 03/09/2022	500	508
2.35%, 03/06/2020		300	297	4.00%, 07/15/2042	100	89
3.75%, 03/14/2026		750	750			$6,843
MetLife Inc				Investment Companies - 0.01%
3.00%, 03/01/2025		300	288	Prospect Capital Corp
3.60%, 04/10/2024		250	250	5.00%, 07/15/2019	250	253
4.37%, 09/15/2023		235	245
4.60%, 05/13/2046		525	549	Iron & Steel - 0.08%
4.88%, 11/13/2043		20	22	Nucor Corp
5.70%, 06/15/2035		164	196	4.00%, 08/01/2023	500	518
6.40%, 12/15/2066		288	316	Vale Overseas Ltd
PartnerRe Finance B LLC				4.38%, 01/11/2022	96	98
5.50%, 06/01/2020		115	121	6.88%, 11/21/2036	617	726
Progressive Corp/The				8.25%, 01/17/2034	38	49
3.75%, 08/23/2021		277	284	Vale SA
4.35%, 04/25/2044		200	206	5.63%, 09/11/2042	400	422
Prudential Financial Inc						$1,813
3.50%, 05/15/2024		1,200	1,197	Leisure Products & Services - 0.02%
3.91%, 12/07/2047(c)		177	167	Royal Caribbean Cruises Ltd
4.50%, 11/16/2021		128	134	7.50%, 10/15/2027	400	492
5.20%, 03/15/2044(d)		350	356
3 Month LIBOR + 3.04%				Lodging - 0.05%
5.70%, 12/14/2036		25	30	Marriott International Inc/MD
5.88%, 09/15/2042(d)		100	105	2.30%, 01/15/2022	30	29
3 Month LIBOR + 4.18%				2.88%, 03/01/2021	500	495
7.38%, 06/15/2019		350	369	3.13%, 10/15/2021	500	496
Reinsurance Group of America Inc				Wyndham Worldwide Corp
4.70%, 09/15/2023		200	208	3.90%, 03/01/2023	300	292
Travelers Cos Inc/The						$1,312
4.00%, 05/30/2047		800	798	Machinery - Construction & Mining - 0.06%
5.90%, 06/02/2019		350	363	ABB Finance USA Inc
6.25%, 06/15/2037		12	15	2.88%, 05/08/2022	100	99
6.75%, 06/20/2036		51	68	Caterpillar Financial Services Corp
Trinity Acquisition PLC				1.70%, 08/09/2021	380	364
4.40%, 03/15/2026		500	507	1.93%, 10/01/2021	190	184
Willis North America Inc				Caterpillar Inc
3.60%, 05/15/2024		300	295	3.40%, 05/15/2024	30	30
XLIT Ltd				3.80%, 08/15/2042	105	105
5.25%, 12/15/2043		400	450	3.90%, 05/27/2021	60	62
			$18,994	4.75%, 05/15/2064	350	393
				6.05%, 08/15/2036	132	171
						$1,408

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified - 0.14%			Media (continued)
Deere & Co			Discovery Communications
3.90%, 06/09/2042	$30	$31	LLC (continued)
4.38%, 10/16/2019	56	57	5.63%, 08/15/2019	$32	$33
5.38%, 10/16/2029	500	587	6.35%, 06/01/2040	73	83
John Deere Capital Corp			Grupo Televisa SAB
1.25%, 10/09/2019	300	293	4.63%, 01/30/2026	500	512
2.80%, 03/06/2023	20	20	6.63%, 03/18/2025	200	229
3.05%, 01/06/2028	300	287	NBCUniversal Media LLC
3.90%, 07/12/2021	500	514	4.38%, 04/01/2021	151	157
Rockwell Automation Inc			4.45%, 01/15/2043	15	15
2.05%, 03/01/2020	250	246	5.15%, 04/30/2020	575	600
Roper Technologies Inc			5.95%, 04/01/2041	100	123
2.80%, 12/15/2021	500	492	6.40%, 04/30/2040	251	323
3.13%, 11/15/2022	750	742	RELX Capital Inc
Xylem Inc/NY			3.13%, 10/15/2022	125	123
4.88%, 10/01/2021	19	20	Thomson Reuters Corp
		$3,289	3.95%, 09/30/2021	175	177
Media - 0.98%			4.50%, 05/23/2043	300	292
21st Century Fox America Inc			5.85%, 04/15/2040	25	29
3.70%, 10/15/2025	500	505	Time Warner Cable LLC
4.50%, 02/15/2021	200	208	4.00%, 09/01/2021	190	191
4.95%, 10/15/2045	350	386	5.50%, 09/01/2041	340	338
5.65%, 08/15/2020	51	54	5.88%, 11/15/2040	20	21
6.15%, 03/01/2037	15	19	6.55%, 05/01/2037	176	198
6.15%, 02/15/2041	577	726	6.75%, 06/15/2039	77	88
6.20%, 12/15/2034	154	191	7.30%, 07/01/2038	300	360
6.40%, 12/15/2035	128	162	8.25%, 04/01/2019	654	686
CBS Corp			Time Warner Entertainment Co LP
2.90%, 06/01/2023(c)	200	193	8.38%, 07/15/2033	95	124
4.00%, 01/15/2026	515	508	Time Warner Inc
4.30%, 02/15/2021	535	552	2.95%, 07/15/2026	20	18
4.85%, 07/01/2042	200	199	3.60%, 07/15/2025	1,000	973
7.88%, 07/30/2030	178	229	3.80%, 02/15/2027	40	39
Charter Communications Operating LLC /			4.00%, 01/15/2022	180	184
Charter Communications Operating Capital			4.05%, 12/15/2023	500	513
4.46%, 07/23/2022	340	347	4.65%, 06/01/2044	500	481
4.91%, 07/23/2025	335	342	4.70%, 01/15/2021	81	84
6.38%, 10/23/2035	800	894	4.85%, 07/15/2045	60	61
6.48%, 10/23/2045	35	38	4.88%, 03/15/2020	42	43
Comcast Corp			5.38%, 10/15/2041	128	138
2.35%, 01/15/2027	60	54	Viacom Inc
2.75%, 03/01/2023	115	112	3.88%, 12/15/2021	128	130
2.85%, 01/15/2023	100	98	4.38%, 03/15/2043	435	390
3.13%, 07/15/2022	30	30	6.88%, 04/30/2036	181	215
3.15%, 03/01/2026	30	29	Walt Disney Co/The
3.38%, 08/15/2025	525	514	2.30%, 02/12/2021	500	493
3.40%, 07/15/2046	20	17	2.35%, 12/01/2022	770	744
3.55%, 05/01/2028	125	123	2.75%, 08/16/2021	102	102
3.60%, 03/01/2024	30	30	3.70%, 12/01/2042	100	97
3.90%, 03/01/2038	150	145	3.75%, 06/01/2021	200	205
4.00%, 08/15/2047	30	28	7.00%, 03/01/2032	51	69
4.00%, 03/01/2048	400	379			$23,568
4.00%, 11/01/2049	20	19	Metal Fabrication & Hardware - 0.02%
4.20%, 08/15/2034	750	757	Precision Castparts Corp
4.25%, 01/15/2033	120	124	2.50%, 01/15/2023	100	97
4.40%, 08/15/2035	500	515	3.25%, 06/15/2025	25	25
4.60%, 08/15/2045	500	518	4.38%, 06/15/2045	250	268
4.65%, 07/15/2042	115	120			$390
4.75%, 03/01/2044	45	47	Mining - 0.17%
5.15%, 03/01/2020	774	805	Barrick Gold Corp
5.65%, 06/15/2035	20	24	5.25%, 04/01/2042	20	22
6.40%, 03/01/2040	500	647	Barrick North America Finance LLC
6.45%, 03/15/2037	85	108	4.40%, 05/30/2021	157	162
6.95%, 08/15/2037	274	368	5.75%, 05/01/2043	55	64
7.05%, 03/15/2033	15	20	Barrick PD Australia Finance Pty Ltd
Discovery Communications LLC			5.95%, 10/15/2039	90	105
2.80%, 06/15/2020(g),(h),(i)	500	493
			BHP Billiton Finance USA Ltd
3.25%, 04/01/2023	200	195	4.13%, 02/24/2042	328	337
3.95%, 03/20/2028	500	480	5.00%, 09/30/2043	520	601
4.38%, 06/15/2021	500	514	Goldcorp Inc
4.88%, 04/01/2043	25	24	3.63%, 06/09/2021	300	302
5.00%, 09/20/2037	500	498
5.20%, 09/20/2047	500	499

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's	Value (000's)
Mining (continued)			Oil & Gas (continued)
Newmont Mining Corp			Andeavor
3.50%, 03/15/2022	$30	$30	4.75%, 12/15/2023	$300	$312
4.88%, 03/15/2042	20	21	5.13%, 12/15/2026	300	317
6.25%, 10/01/2039	515	625	Apache Corp
Rio Tinto Alcan Inc			2.63%, 01/15/2023	500	478
6.13%, 12/15/2033	77	96	3.25%, 04/15/2022	25	25
Rio Tinto Finance USA Ltd			3.63%, 02/01/2021	577	582
7.13%, 07/15/2028	537	690	4.75%, 04/15/2043	133	132
Rio Tinto Finance USA PLC			5.10%, 09/01/2040	92	94
4.75%, 03/22/2042	328	364	BP Capital Markets PLC
Southern Copper Corp			2.32%, 02/13/2020	200	198
5.38%, 04/16/2020	25	26	2.50%, 11/06/2022	1,220	1,179
5.88%, 04/23/2045	350	395	3.06%, 03/17/2022	315	313
6.75%, 04/16/2040	258	319	3.22%, 11/28/2023	30	30
		$4,159	3.22%, 04/14/2024	420	414
Miscellaneous Manufacturers - 0.34%			3.28%, 09/19/2027	175	170
3M Co			3.54%, 11/04/2024	20	20
1.63%, 09/19/2021	500	481	3.56%, 11/01/2021	200	203
3.13%, 09/19/2046	300	266	3.59%, 04/14/2027	30	30
Crane Co			3.72%, 11/28/2028	40	40
4.45%, 12/15/2023	100	102	3.81%, 02/10/2024	400	408
Dover Corp			4.50%, 10/01/2020	20	21
5.38%, 03/01/2041	77	89	4.74%, 03/11/2021	128	134
Eaton Corp			Canadian Natural Resources Ltd
2.75%, 11/02/2022	100	98	2.95%, 01/15/2023	30	29
3.92%, 09/15/2047	400	381	3.85%, 06/01/2027	55	54
4.00%, 11/02/2032	100	100	4.95%, 06/01/2047	20	21
4.15%, 11/02/2042	50	50	6.25%, 03/15/2038	1,164	1,405
General Electric Co			Cenovus Energy Inc
2.20%, 01/09/2020	1,110	1,093	4.25%, 04/15/2027	400	390
2.70%, 10/09/2022	385	373	5.40%, 06/15/2047	480	483
3.10%, 01/09/2023	35	34	Chevron Corp
3.38%, 03/11/2024	20	20	2.10%, 05/16/2021	80	78
4.13%, 10/09/2042	325	301	2.36%, 12/05/2022	325	315
4.38%, 09/16/2020	25	26	2.41%, 03/03/2022	500	490
4.50%, 03/11/2044	70	69	2.43%, 06/24/2020	450	448
4.63%, 01/07/2021	77	80	2.95%, 05/16/2026	355	342
4.65%, 10/17/2021	30	31	3.19%, 06/24/2023	15	15
5.30%, 02/11/2021	308	323	CNOOC Finance 2013 Ltd
5.50%, 01/08/2020	295	307	3.00%, 05/09/2023	150	144
6.00%, 08/07/2019	181	188	4.25%, 05/09/2043	100	97
6.15%, 08/07/2037	155	184	CNOOC Nexen Finance 2014 ULC
6.75%, 03/15/2032	896	1,113	4.25%, 04/30/2024	500	507
6.88%, 01/10/2039	500	648	Concho Resources Inc
Illinois Tool Works Inc			4.88%, 10/01/2047	120	127
2.65%, 11/15/2026	500	468	Conoco Funding Co
3.50%, 03/01/2024	350	357	7.25%, 10/15/2031	200	268
Ingersoll-Rand Global Holding Co Ltd			ConocoPhillips
3.75%, 08/21/2028	70	69	6.50%, 02/01/2039	169	222
Ingersoll-Rand Luxembourg Finance SA			ConocoPhillips Co
4.65%, 11/01/2044	300	315	2.40%, 12/15/2022	20	19
Parker-Hannifin Corp			3.35%, 05/15/2025	750	741
3.50%, 09/15/2022	577	586	4.30%, 11/15/2044	420	436
		$8,152	ConocoPhillips Holding Co
Office & Business Equipment - 0.08%			6.95%, 04/15/2029	202	257
Pitney Bowes Inc			Devon Energy Corp
3.38%, 10/01/2021	750	714	3.25%, 05/15/2022	60	59
3.88%, 05/15/2022	300	284	5.00%, 06/15/2045	10	11
Xerox Corp			5.60%, 07/15/2041	125	141
2.75%, 09/01/2020	415	407	Ecopetrol SA
4.07%, 03/17/2022	302	302	4.13%, 01/16/2025	500	487
4.50%, 05/15/2021	226	232	5.88%, 09/18/2023	250	267
		$1,939	EOG Resources Inc
Oil & Gas - 1.69%			2.63%, 03/15/2023	200	193
Anadarko Finance Co			4.15%, 01/15/2026	350	362
7.50%, 05/01/2031	77	98	4.40%, 06/01/2020	51	52
Anadarko Petroleum Corp			Exxon Mobil Corp
4.50%, 07/15/2044	100	96	2.22%, 03/01/2021	530	522
4.85%, 03/15/2021	20	21	2.40%, 03/06/2022	30	29
6.20%, 03/15/2040	25	29	2.71%, 03/06/2025	30	29
6.45%, 09/15/2036	725	869	2.73%, 03/01/2023	30	30
6.60%, 03/15/2046	40	50	3.04%, 03/01/2026	280	275

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's)	Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Exxon Mobil Corp (continued)			Shell International Finance BV	(continued)
3.18%, 03/15/2024	$530	$535	6.38%, 12/15/2038		$43	$57
3.57%, 03/06/2045	300	288	Statoil ASA
4.11%, 03/01/2046	95	100	2.25%, 11/08/2019		500	496
Hess Corp			2.45%, 01/17/2023		30	29
5.60%, 02/15/2041	51	52	2.65%, 01/15/2024		400	386
7.13%, 03/15/2033	221	266	3.15%, 01/23/2022		102	102
7.30%, 08/15/2031	25	30	3.95%, 05/15/2043		200	202
HollyFrontier Corp			5.10%, 08/17/2040		263	308
5.88%, 04/01/2026	475	511	Suncor Energy Inc
Husky Energy Inc			4.00%, 11/15/2047		90	88
7.25%, 12/15/2019	550	587	6.50%, 06/15/2038		428	549
Marathon Oil Corp			6.85%, 06/01/2039		5	7
2.80%, 11/01/2022	10	10	Total Capital International SA
3.85%, 06/01/2025	505	499	2.75%, 06/19/2021		400	397
6.60%, 10/01/2037	223	269	2.88%, 02/17/2022		128	127
Marathon Petroleum Corp			Total Capital SA
3.63%, 09/15/2024	400	398	4.25%, 12/15/2021		51	53
5.00%, 09/15/2054	200	194	4.45%, 06/24/2020		500	516
5.13%, 03/01/2021	77	81	Valero Energy Corp
Nexen Energy ULC			3.65%, 03/15/2025		500	498
5.88%, 03/10/2035	500	584	6.13%, 02/01/2020		138	145
6.40%, 05/15/2037	157	194	6.63%, 06/15/2037		234	295
7.50%, 07/30/2039	15	21	7.50%, 04/15/2032		15	20
Noble Energy Inc						$40,567
5.05%, 11/15/2044	25	26	Oil & Gas Services - 0.12%
5.25%, 11/15/2043	350	373	Baker Hughes a GE Co LLC
6.00%, 03/01/2041	102	117	3.20%, 08/15/2021		149	149
Occidental Petroleum Corp			Baker Hughes a GE Co LLC / Baker Hughes
2.70%, 02/15/2023	330	323	Co-Obligor Inc
3.13%, 02/15/2022	30	30	2.77%, 12/15/2022		155	152
3.50%, 06/15/2025	500	501	3.34%, 12/15/2027		165	158
4.10%, 02/15/2047	300	298	4.08%, 12/15/2047		170	161
4.40%, 04/15/2046	50	52	Halliburton Co
4.63%, 06/15/2045	25	27	3.25%, 11/15/2021		651	654
Patterson-UTI Energy Inc			3.80%, 11/15/2025		275	276
3.95%, 02/01/2028(c)	300	289	4.50%, 11/15/2041		51	52
Petro-Canada			4.85%, 11/15/2035		275	296
5.95%, 05/15/2035	400	485	5.00%, 11/15/2045		385	419
6.80%, 05/15/2038	12	16	7.45%, 09/15/2039		10	14
Petroleos Mexicanos			National Oilwell Varco Inc
3.50%, 07/23/2020	350	349	2.60%, 12/01/2022		500	477
4.50%, 01/23/2026	1,000	969				$2,808
4.88%, 01/24/2022	385	395
5.50%, 01/21/2021	208	217	Packaging & Containers - 0.02%
5.50%, 06/27/2044	350	312	WestRock RKT Co
6.38%, 01/23/2045	400	389	4.00%, 03/01/2023		500	512
6.50%, 03/13/2027(c)	790	844
6.50%, 03/13/2027(c)	1,000	1,068	Pharmaceuticals - 1.29%
6.63%, 06/15/2035	1,036	1,070	AbbVie Inc
6.75%, 09/21/2047	850	860	2.50%, 05/14/2020		580	573
6.75%, 09/21/2047(c)	290	293	2.90%, 11/06/2022		200	195
8.00%, 05/03/2019	200	210	3.20%, 11/06/2022		30	30
Phillips 66			3.20%, 05/14/2026		335	318
4.30%, 04/01/2022	1,143	1,188	3.60%, 05/14/2025		500	493
5.88%, 05/01/2042	128	154	4.30%, 05/14/2036		170	170
Pioneer Natural Resources Co			4.40%, 11/06/2042		200	197
3.95%, 07/15/2022	100	102	4.45%, 05/14/2046		280	278
Shell International Finance BV			4.50%, 05/14/2035		300	307
1.75%, 09/12/2021	65	62	4.70%, 05/14/2045		330	340
1.88%, 05/10/2021	1,025	991	Allergan Finance LLC
2.38%, 08/21/2022	130	126	3.25%, 10/01/2022		180	176
2.50%, 09/12/2026	330	308	4.63%, 10/01/2042		100	97
3.40%, 08/12/2023	1,530	1,546	Allergan Funding SCS
3.63%, 08/21/2042	100	95	3.00%, 03/12/2020		400	398
3.75%, 09/12/2046	30	29	3.45%, 03/15/2022		30	30
4.00%, 05/10/2046	245	245	3.80%, 03/15/2025		330	324
4.13%, 05/11/2035	410	425
4.30%, 09/22/2019	651	666
4.38%, 03/25/2020	25	26
4.38%, 05/11/2045	490	521
4.55%, 08/12/2043	35	38
5.50%, 03/25/2040	25	30

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)
Pharmaceuticals (continued)			Pharmaceuticals (continued)
Allergan Funding SCS (continued)			Merck & Co Inc (continued)
3.85%, 06/15/2024	$445	$440	3.60%, 09/15/2042	$100	$98
4.55%, 03/15/2035	1,030	1,008	3.70%, 02/10/2045	10	10
4.75%, 03/15/2045	235	231	3.88%, 01/15/2021	40	41
4.85%, 06/15/2044	530	525	4.15%, 05/18/2043	200	209
AmerisourceBergen Corp			Merck Sharp & Dohme Corp
3.40%, 05/15/2024	250	247	5.00%, 06/30/2019	154	159
AstraZeneca PLC			Mylan NV
1.95%, 09/18/2019	600	592	3.75%, 12/15/2020	750	755
2.38%, 06/12/2022	20	19	3.95%, 06/15/2026	295	286
3.38%, 11/16/2025	305	301	5.25%, 06/15/2046	170	173
4.00%, 09/18/2042	125	121	Novartis Capital Corp
4.38%, 11/16/2045	185	187	3.00%, 11/20/2025	500	488
6.45%, 09/15/2037	164	212	3.10%, 05/17/2027	20	20
Bristol-Myers Squibb Co			4.40%, 04/24/2020	77	80
3.25%, 08/01/2042	600	542	4.40%, 05/06/2044	350	383
Cardinal Health Inc			Pfizer Inc
1.95%, 06/14/2019	200	198	1.45%, 06/03/2019	600	593
2.62%, 06/15/2022	250	242	1.95%, 06/03/2021	30	29
3.08%, 06/15/2024	50	48	2.20%, 12/15/2021	30	30
3.20%, 03/15/2023	200	197	2.75%, 06/03/2026	35	33
3.41%, 06/15/2027	200	188	3.00%, 06/15/2023	530	528
4.60%, 03/15/2043	100	97	3.40%, 05/15/2024	1,025	1,034
CVS Health Corp			4.13%, 12/15/2046	525	540
2.13%, 06/01/2021	30	29	4.40%, 05/15/2044	30	32
2.25%, 08/12/2019	500	495	5.60%, 09/15/2040	380	465
2.80%, 07/20/2020	530	526	7.20%, 03/15/2039	176	254
3.50%, 07/20/2022	1,000	998	Shire Acquisitions Investments Ireland DAC
4.00%, 12/05/2023	30	30	2.40%, 09/23/2021	500	483
4.13%, 05/15/2021	500	511	2.88%, 09/23/2023	35	33
4.30%, 03/25/2028	500	502	3.20%, 09/23/2026	525	490
4.78%, 03/25/2038	610	618	Wyeth LLC
5.05%, 03/25/2048	980	1,031	5.95%, 04/01/2037	91	116
5.13%, 07/20/2045	370	392	6.50%, 02/01/2034	144	191
5.30%, 12/05/2043	25	27	Zoetis Inc
Eli Lilly & Co			3.25%, 02/01/2023	100	99
2.75%, 06/01/2025	10	10	3.45%, 11/13/2020	750	755
3.70%, 03/01/2045	510	499	3.95%, 09/12/2047	5	5
Express Scripts Holding Co					$30,901
2.25%, 06/15/2019	1,000	994	Pipelines - 0.98%
3.05%, 11/30/2022	300	293	Andeavor Logistics LP / Tesoro Logistics
3.50%, 06/15/2024	515	503	Finance Corp
3.90%, 02/15/2022	200	203	4.25%, 12/01/2027	400	390
4.50%, 02/25/2026	30	31	5.20%, 12/01/2047	400	394
4.75%, 11/15/2021	77	80	Boardwalk Pipelines LP
4.80%, 07/15/2046	25	25	3.38%, 02/01/2023	200	193
6.13%, 11/15/2041	16	19	Buckeye Partners LP
GlaxoSmithKline Capital Inc			4.88%, 02/01/2021	850	874
5.38%, 04/15/2034	1,000	1,152	Columbia Pipeline Group Inc
GlaxoSmithKline Capital PLC			5.80%, 06/01/2045	500	575
2.85%, 05/08/2022	143	142	Enable Midstream Partners LP
Johnson & Johnson			5.00%, 05/15/2044	500	469
2.25%, 03/03/2022	30	29	Enbridge Energy Partners LP
2.45%, 03/01/2026	30	28	5.20%, 03/15/2020	9	9
2.95%, 09/01/2020	128	129	7.38%, 10/15/2045	100	129
2.95%, 03/03/2027	5	5	Enbridge Inc
3.50%, 01/15/2048	90	86	4.25%, 12/01/2026	750	750
3.63%, 03/03/2037	20	20	5.50%, 12/01/2046	30	33
3.70%, 03/01/2046	225	224	Energy Transfer Partners LP
3.75%, 03/03/2047	30	30	3.60%, 02/01/2023	15	15
4.95%, 05/15/2033	201	235	4.75%, 01/15/2026	50	51
5.95%, 08/15/2037	775	1,012	4.90%, 02/01/2024	350	359
McKesson Corp			4.90%, 03/15/2035	300	283
3.95%, 02/16/2028	75	74	5.20%, 02/01/2022	102	107
4.75%, 03/01/2021	250	261	5.30%, 04/15/2047	15	14
4.88%, 03/15/2044	150	159	5.95%, 10/01/2043	350	352
Mead Johnson Nutrition Co			6.13%, 12/15/2045	525	545
4.60%, 06/01/2044	250	257	6.50%, 02/01/2042	102	110
Merck & Co Inc			9.00%, 04/15/2019	6	6
2.35%, 02/10/2022	800	784
2.40%, 09/15/2022	130	127
2.75%, 02/10/2025	385	371
2.80%, 05/18/2023	230	227

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Pipelines (continued)			Pipelines (continued)
Energy Transfer Partners LP / Regency Energy			Spectra Energy Partners LP
Finance Corp			5.95%, 09/25/2043	$200	$229
5.88%, 03/01/2022	$750	$800	Sunoco Logistics Partners Operations LP
EnLink Midstream Partners LP			3.45%, 01/15/2023	200	194
4.40%, 04/01/2024	200	200	4.95%, 01/15/2043	200	181
5.45%, 06/01/2047	300	295	5.35%, 05/15/2045	15	14
Enterprise Products Operating LLC			Texas Eastern Transmission LP
2.80%, 02/15/2021	95	94	7.00%, 07/15/2032	100	127
3.35%, 03/15/2023	300	299	TransCanada PipeLines Ltd
3.70%, 02/15/2026	525	520	3.80%, 10/01/2020	128	130
3.75%, 02/15/2025	500	502	5.60%, 03/31/2034	300	346
3.90%, 02/15/2024	250	253	6.10%, 06/01/2040	25	31
4.25%, 02/15/2048	155	151	7.25%, 08/15/2038	51	69
4.85%, 08/15/2042	300	316	7.63%, 01/15/2039	500	695
4.85%, 03/15/2044	30	31	Williams Partners LP
4.90%, 05/15/2046	400	425	3.35%, 08/15/2022	15	15
5.20%, 09/01/2020	77	81	3.90%, 01/15/2025	350	347
6.13%, 10/15/2039	123	147	4.00%, 09/15/2025	595	585
6.45%, 09/01/2040	177	223	5.10%, 09/15/2045	180	183
6.88%, 03/01/2033	15	19	5.25%, 03/15/2020	180	187
Kinder Morgan Energy Partners LP			6.30%, 04/15/2040	343	393
3.50%, 03/01/2021	750	750			$23,418
3.50%, 09/01/2023	200	196	Private Equity - 0.01%
4.15%, 03/01/2022	300	305	Brookfield Asset Management Inc
4.70%, 11/01/2042	200	186	4.00%, 01/15/2025	300	299
5.00%, 03/01/2043	100	97
5.40%, 09/01/2044	400	404	Real Estate - 0.00%
6.38%, 03/01/2041	128	143	American Homes 4 Rent LP
6.50%, 09/01/2039	112	128	4.25%, 02/15/2028	60	59
6.95%, 01/15/2038	112	135
7.40%, 03/15/2031	177	214	Regional Authority - 0.17%
Kinder Morgan Inc/DE			Province of Alberta Canada
3.05%, 12/01/2019	750	748	3.30%, 03/15/2028	150	151
4.30%, 06/01/2025	55	55	Province of British Columbia Canada
5.05%, 02/15/2046	15	15	2.65%, 09/22/2021	77	77
5.55%, 06/01/2045	50	52	6.50%, 01/15/2026	18	22
MPLX LP			Province of Manitoba Canada
3.38%, 03/15/2023	60	59	3.05%, 05/14/2024	500	499
4.13%, 03/01/2027	425	421	Province of Ontario Canada
4.50%, 07/15/2023	30	31	2.40%, 02/08/2022	500	490
4.50%, 04/15/2038	220	217	2.50%, 09/10/2021	500	494
4.70%, 04/15/2048	185	180	3.20%, 05/16/2024	750	754
4.88%, 12/01/2024	30	31	4.00%, 10/07/2019	277	283
4.88%, 06/01/2025	300	313	4.40%, 04/14/2020	151	156
4.90%, 04/15/2058	60	58	Province of Quebec Canada
5.20%, 03/01/2047	330	345	2.75%, 08/25/2021	231	231
ONEOK Inc			3.50%, 07/29/2020	750	765
4.00%, 07/13/2027	300	296	7.50%, 09/15/2029	64	88
4.25%, 02/01/2022	300	307	Province of Saskatchewan Canada
4.95%, 07/13/2047	300	304	8.50%, 07/15/2022	6	7
ONEOK Partners LP					$4,017
4.90%, 03/15/2025	500	522	REITs - 0.68%
5.00%, 09/15/2023	250	264	Alexandria Real Estate Equities Inc
6.13%, 02/01/2041	128	146	2.75%, 01/15/2020	750	747
Plains All American Pipeline LP / PAA			American Campus Communities Operating
Finance Corp			Partnership LP
2.85%, 01/31/2023	200	189	3.63%, 11/15/2027	300	285
3.65%, 06/01/2022	128	126	American Tower Corp
4.30%, 01/31/2043	200	170	3.38%, 10/15/2026	1,000	936
4.50%, 12/15/2026	520	516	3.50%, 01/31/2023	530	527
4.65%, 10/15/2025	15	15	3.55%, 07/15/2027	20	19
4.70%, 06/15/2044	500	446	4.70%, 03/15/2022	278	290
5.75%, 01/15/2020	15	16	AvalonBay Communities Inc
Sabine Pass Liquefaction LLC			2.95%, 09/15/2022	100	98
5.00%, 03/15/2027	360	374	3.63%, 10/01/2020	100	101
5.63%, 03/01/2025	40	43	4.20%, 12/15/2023	400	415
5.75%, 05/15/2024	300	323	Boston Properties LP
5.88%, 06/30/2026	345	377	2.75%, 10/01/2026	250	228
6.25%, 03/15/2022	100	109	3.85%, 02/01/2023	200	204
Southern Natural Gas Co LLC / Southern			4.13%, 05/15/2021	77	79
Natural Issuing Corp			5.63%, 11/15/2020	25	26
4.40%, 06/15/2021	51	52	5.88%, 10/15/2019	750	779

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
REITs (continued)			Retail - 0.77%
Brixmor Operating Partnership LP			AutoZone Inc
3.85%, 02/01/2025	$300	$293	3.75%, 06/01/2027	$250	$245
CC Holdings GS V LLC / Crown Castle GS			4.00%, 11/15/2020	251	257
III Corp			Bed Bath & Beyond Inc
3.85%, 04/15/2023	20	20	5.17%, 08/01/2044	300	250
Crown Castle International Corp			Costco Wholesale Corp
3.20%, 09/01/2024	400	384	1.70%, 12/15/2019	400	394
3.70%, 06/15/2026	765	736	2.15%, 05/18/2021	35	34
5.25%, 01/15/2023	30	32	2.30%, 05/18/2022	310	302
DDR Corp			2.75%, 05/18/2024	50	49
4.63%, 07/15/2022	200	207	3.00%, 05/18/2027	150	145
Duke Realty LP			Dollar General Corp
3.88%, 10/15/2022	100	102	4.15%, 11/01/2025	500	514
ERP Operating LP			Home Depot Inc/The
2.38%, 07/01/2019	400	398	2.13%, 09/15/2026	250	226
3.50%, 03/01/2028	60	59	2.63%, 06/01/2022	30	30
4.63%, 12/15/2021	500	523	2.70%, 04/01/2023	30	29
4.75%, 07/15/2020	51	53	3.50%, 09/15/2056	305	272
Federal Realty Investment Trust			3.75%, 02/15/2024	380	393
4.50%, 12/01/2044	250	259	3.90%, 06/15/2047	30	30
Government Properties Income Trust			4.20%, 04/01/2043	20	21
4.00%, 07/15/2022	400	399	4.25%, 04/01/2046	15	16
HCP Inc			4.40%, 03/15/2045	20	21
3.40%, 02/01/2025	300	291	5.88%, 12/16/2036	987	1,268
4.20%, 03/01/2024	250	252	5.95%, 04/01/2041	351	449
4.25%, 11/15/2023	225	230	Kohl's Corp
5.38%, 02/01/2021	8	8	4.00%, 11/01/2021	277	281
6.75%, 02/01/2041	550	715	5.55%, 07/17/2045	250	242
Highwoods Realty LP			Lowe's Cos Inc
3.20%, 06/15/2021	350	347	2.50%, 04/15/2026	550	510
Hospitality Properties Trust			3.10%, 05/03/2027	530	511
5.00%, 08/15/2022	100	104	3.12%, 04/15/2022	30	30
Host Hotels & Resorts LP			3.70%, 04/15/2046	40	37
6.00%, 10/01/2021	200	215	3.80%, 11/15/2021	102	105
Kimco Realty Corp			4.05%, 05/03/2047	30	30
3.13%, 06/01/2023	200	195	4.38%, 09/15/2045	500	519
3.20%, 05/01/2021	250	250	4.63%, 04/15/2020	77	79
Liberty Property LP			Macy's Retail Holdings Inc
3.38%, 06/15/2023	300	298	2.88%, 02/15/2023	305	288
Mid-America Apartments LP			3.45%, 01/15/2021	500	499
4.00%, 11/15/2025	500	502	6.90%, 04/01/2029	125	135
Omega Healthcare Investors Inc			McDonald's Corp
4.50%, 01/15/2025	300	293	2.75%, 12/09/2020	20	20
4.95%, 04/01/2024	750	766	3.38%, 05/26/2025	500	494
Realty Income Corp			3.50%, 07/15/2020	151	153
4.65%, 08/01/2023	250	262	3.70%, 02/15/2042	128	118
Senior Housing Properties Trust			4.70%, 12/09/2035	25	27
4.75%, 02/15/2028	60	59	4.88%, 07/15/2040	9	10
Simon Property Group LP			4.88%, 12/09/2045	250	272
3.25%, 11/30/2026	500	482	6.30%, 10/15/2037	262	336
3.75%, 02/01/2024	500	507	Nordstrom Inc
4.13%, 12/01/2021	200	206	4.75%, 05/01/2020	36	37
4.25%, 11/30/2046	130	129	O'Reilly Automotive Inc
6.75%, 02/01/2040	25	33	3.85%, 06/15/2023	300	307
SL Green Operating Partnership LP			QVC Inc
3.25%, 10/15/2022	300	293	4.38%, 03/15/2023	250	250
UDR Inc			Starbucks Corp
4.00%, 10/01/2025	200	201	3.85%, 10/01/2023	530	549
Ventas Realty LP			Target Corp
4.00%, 03/01/2028	80	79	2.50%, 04/15/2026	1,500	1,394
5.70%, 09/30/2043	300	349	2.90%, 01/15/2022	25	25
Ventas Realty LP / Ventas Capital Corp			3.50%, 07/01/2024	30	31
4.25%, 03/01/2022	128	132	3.63%, 04/15/2046	35	32
Weingarten Realty Investors			TJX Cos Inc/The
3.38%, 10/15/2022	180	179	2.50%, 05/15/2023	500	484
Welltower Inc			Walgreen Co
3.75%, 03/15/2023	200	202	4.40%, 09/15/2042	100	94
6.13%, 04/15/2020	115	122	Walgreens Boots Alliance Inc
Weyerhaeuser Co			2.70%, 11/18/2019	300	299
4.70%, 03/15/2021	51	53	3.45%, 06/01/2026	420	397
7.38%, 03/15/2032	300	396	3.80%, 11/18/2024	750	739
		$16,349	4.80%, 11/18/2044	355	351

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Software (continued)
Walmart Inc			Microsoft Corp
1.75%, 10/09/2019	$500	$495	1.55%, 08/08/2021	$670	$643
2.35%, 12/15/2022	500	487	2.00%, 11/03/2020	210	207
2.55%, 04/11/2023	950	929	2.38%, 02/12/2022	380	373
2.65%, 12/15/2024	500	482	2.38%, 05/01/2023	25	24
3.25%, 10/25/2020	71	72	2.40%, 02/06/2022	690	678
3.63%, 07/08/2020	81	83	2.40%, 08/08/2026	55	51
3.63%, 12/15/2047	120	117	2.65%, 11/03/2022	55	54
5.63%, 04/01/2040	38	48	2.70%, 02/12/2025	30	29
5.63%, 04/15/2041	280	360	2.88%, 02/06/2024	40	39
7.55%, 02/15/2030	628	877	3.00%, 10/01/2020	600	606
		$18,580	3.13%, 11/03/2025	700	690
Semiconductors - 0.44%			3.30%, 02/06/2027	920	913
Analog Devices Inc			3.45%, 08/08/2036	750	732
2.50%, 12/05/2021	750	730	3.63%, 12/15/2023	30	31
2.95%, 01/12/2021	300	299	3.70%, 08/08/2046	45	44
Applied Materials Inc			3.95%, 08/08/2056	750	745
3.30%, 04/01/2027	35	34	4.00%, 02/12/2055	850	863
3.90%, 10/01/2025	500	514	4.10%, 02/06/2037	180	191
4.35%, 04/01/2047	40	42	4.20%, 06/01/2019	115	118
5.10%, 10/01/2035	250	286	4.20%, 11/03/2035	430	461
Broadcom Corp / Broadcom Cayman Finance			4.25%, 02/06/2047	50	54
Ltd			4.50%, 02/06/2057	625	685
3.00%, 01/15/2022	550	540	5.30%, 02/08/2041	77	95
3.63%, 01/15/2024	75	74	Oracle Corp
3.88%, 01/15/2027	660	642	1.90%, 09/15/2021	780	753
Intel Corp			2.40%, 09/15/2023	30	29
2.35%, 05/11/2022	5	5	2.50%, 05/15/2022	30	29
2.45%, 07/29/2020	500	497	2.50%, 10/15/2022	1,570	1,531
2.60%, 05/19/2026	530	500	2.63%, 02/15/2023	390	381
2.70%, 12/15/2022	25	25	2.80%, 07/08/2021	80	80
3.15%, 05/11/2027	540	529	3.80%, 11/15/2037	250	247
3.30%, 10/01/2021	207	210	3.88%, 07/15/2020	77	79
3.70%, 07/29/2025	530	542	4.00%, 07/15/2046	780	769
3.73%, 12/08/2047(c)	240	234	4.30%, 07/08/2034	1,015	1,072
4.00%, 12/15/2032	200	208	4.38%, 05/15/2055	610	634
4.10%, 05/11/2047	700	718	5.00%, 07/08/2019	48	49
4.25%, 12/15/2042	200	210			$15,608
4.80%, 10/01/2041	77	87	Sovereign - 1.42%
4.90%, 07/29/2045	25	29	Chile Government International Bond
KLA-Tencor Corp			3.13%, 03/27/2025	250	245
4.65%, 11/01/2024	500	522	3.25%, 09/14/2021	180	181
Lam Research Corp			3.88%, 08/05/2020	500	513
2.75%, 03/15/2020	300	299	Colombia Government International Bond
NVIDIA Corp			2.63%, 03/15/2023	500	478
2.20%, 09/16/2021	500	487	4.38%, 07/12/2021	100	104
QUALCOMM Inc			4.50%, 01/28/2026	200	207
2.25%, 05/20/2020	370	364	5.63%, 02/26/2044	1,000	1,090
2.60%, 01/30/2023	360	345	6.13%, 01/18/2041	200	230
2.90%, 05/20/2024	20	19	8.13%, 05/21/2024	201	246
3.00%, 05/20/2022	30	30	11.75%, 02/25/2020	180	208
3.25%, 05/20/2027	320	303	10.38%, 01/28/2033	100	159
3.45%, 05/20/2025	300	293	Export Development Canada
4.65%, 05/20/2035	115	119	1.63%, 01/17/2020	400	395
4.80%, 05/20/2045	175	182	1.75%, 08/19/2019	400	397
Texas Instruments Inc			Export-Import Bank of Korea
1.65%, 08/03/2019	200	198	1.50%, 10/21/2019	500	489
2.75%, 03/12/2021	400	400	2.25%, 01/21/2020	300	295
		$10,516	3.00%, 11/01/2022	500	489
Software - 0.65%			3.25%, 11/10/2025	500	484
Adobe Systems Inc			3.25%, 08/12/2026	500	482
4.75%, 02/01/2020	51	53	5.00%, 04/11/2022	200	211
CA Inc			Hungary Government International Bond
3.60%, 08/15/2022	300	303	7.63%, 03/29/2041	500	721
Fidelity National Information Services Inc			Indonesia Government International Bond
3.00%, 08/15/2026	40	37	3.50%, 01/11/2028	200	191
3.50%, 04/15/2023	30	30	Israel Government AID Bond
3.63%, 10/15/2020	340	344	5.50%, 09/18/2023	25	28
5.00%, 10/15/2025	242	258	5.50%, 04/26/2024	125	143
Fiserv Inc			5.50%, 09/18/2033	12	16
3.50%, 10/01/2022	600	604	Israel Government International Bond
			3.25%, 01/17/2028	300	292
			4.00%, 06/30/2022	500	517

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Sovereign (continued)			Supranational Bank (continued)
Israel Government International			African Development Bank (continued)
Bond (continued)			2.38%, 09/23/2021	$400	$396
4.13%, 01/17/2048	$300	$288	Asian Development Bank
Japan Bank for International Cooperation			1.50%, 01/22/2020	300	295
2.13%, 06/01/2020	500	494	1.75%, 01/10/2020	1,400	1,384
2.38%, 04/20/2026	300	284	1.75%, 06/08/2021	500	486
2.50%, 06/01/2022	500	491	1.75%, 09/13/2022	465	446
3.00%, 05/29/2024	1,000	994	1.75%, 08/14/2026	500	457
3.38%, 07/31/2023	1,000	1,015	1.88%, 02/18/2022	1,250	1,212
Korea International Bond			2.13%, 11/24/2021	750	736
3.88%, 09/11/2023	250	258	2.13%, 03/19/2025	300	286
Mexico Government International Bond			2.25%, 01/20/2021	500	496
3.50%, 01/21/2021	1,000	1,010	2.75%, 03/17/2023	400	399
3.60%, 01/30/2025	210	207	2.75%, 01/19/2028	300	296
3.63%, 03/15/2022	300	305	5.82%, 06/16/2028	15	18
3.75%, 01/11/2028	500	484	6.38%, 10/01/2028	51	65
4.60%, 01/23/2046	1,170	1,111	Corp Andina de Fomento
4.60%, 02/10/2048	700	664	2.20%, 07/18/2020	1,000	987
4.75%, 03/08/2044	506	492	4.38%, 06/15/2022	22	23
5.55%, 01/21/2045	300	323	Council Of Europe Development Bank
6.05%, 01/11/2040	464	523	1.63%, 03/10/2020	300	295
8.30%, 08/15/2031	738	1,103	1.75%, 11/14/2019	500	495
Panama Government International Bond			European Bank for Reconstruction &
3.88%, 03/17/2028	500	504	Development
5.20%, 01/30/2020	1,154	1,202	0.88%, 07/22/2019	500	491
6.70%, 01/26/2036	224	283	1.13%, 08/24/2020	500	484
8.88%, 09/30/2027	77	106	1.75%, 06/14/2019	500	497
Peruvian Government International Bond			1.88%, 02/23/2022	250	242
5.63%, 11/18/2050	528	635	European Investment Bank
6.55%, 03/14/2037	126	161	1.13%, 08/15/2019	500	492
7.35%, 07/21/2025	180	223	1.25%, 05/15/2019	1,400	1,384
8.75%, 11/21/2033	192	287	1.38%, 09/15/2021	1,350	1,292
Philippine Government International Bond			1.63%, 03/16/2020	900	886
3.00%, 02/01/2028	300	286	2.00%, 03/15/2021	775	761
3.70%, 02/02/2042	230	221	2.25%, 03/15/2022	400	393
3.95%, 01/20/2040	300	301	2.25%, 08/15/2022	1,000	980
5.00%, 01/13/2037	300	339	2.38%, 05/24/2027	300	287
6.38%, 10/23/2034	210	269	2.50%, 04/15/2021	1,500	1,494
6.50%, 01/20/2020	200	212	2.50%, 03/15/2023	600	592
8.38%, 06/17/2019	1,000	1,067	3.25%, 01/29/2024	1,000	1,022
9.50%, 02/02/2030	400	609	4.88%, 02/15/2036	25	31
10.63%, 03/16/2025	400	577	FMS Wertmanagement
Republic of Italy Government International			1.00%, 08/16/2019	750	736
Bond			1.75%, 01/24/2020	500	494
5.38%, 06/15/2033	64	74	1.75%, 03/17/2020	300	296
6.88%, 09/27/2023	712	831	Inter-American Development Bank
Republic of Poland Government International			1.00%, 05/13/2019	1,000	986
Bond			1.63%, 05/12/2020	800	788
4.00%, 01/22/2024	1,000	1,039	1.75%, 10/15/2019	500	496
5.00%, 03/23/2022	528	565	1.75%, 04/14/2022	1,000	967
5.13%, 04/21/2021	51	54	1.88%, 03/15/2021	500	491
Svensk Exportkredit AB			2.13%, 11/09/2020	250	248
1.88%, 06/17/2019	500	497	2.13%, 01/18/2022	340	334
Tennessee Valley Authority			2.50%, 01/18/2023	450	446
2.88%, 02/01/2027	250	248	3.00%, 02/21/2024	250	252
3.50%, 12/15/2042	400	420	3.88%, 09/17/2019	577	590
3.88%, 02/15/2021	500	519	3.88%, 02/14/2020	477	490
4.25%, 09/15/2065	200	232	International Bank for Reconstruction &
5.25%, 09/15/2039	251	330	Development
5.38%, 04/01/2056	154	214	0.88%, 08/15/2019	1,500	1,471
6.75%, 11/01/2025	102	129	1.25%, 07/26/2019	750	740
Uruguay Government International Bond			1.38%, 05/24/2021	345	332
4.13%, 11/20/2045	100	93	1.38%, 09/20/2021	500	479
4.38%, 10/27/2027	940	968	1.63%, 02/10/2022	1,000	961
5.10%, 06/18/2050	500	513	1.88%, 10/07/2022	1,260	1,216
8.00%, 11/18/2022	1,015	1,178	2.13%, 11/01/2020	750	742
		$34,043	2.25%, 06/24/2021	500	494
Supranational Bank - 1.68%			2.50%, 07/29/2025	1,700	1,662
African Development Bank			2.50%, 11/22/2027	500	483
1.00%, 05/15/2019	1,000	986	7.63%, 01/19/2023	12	15
1.88%, 03/16/2020	500	495	International Finance Corp
			1.13%, 07/20/2021	1,500	1,430
			2.25%, 01/25/2021	500	496

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)
Supranational Bank (continued)			Telecommunications (continued)
Nordic Investment Bank			Verizon Communications Inc	(continued)
2.25%, 02/01/2021	$500	$496	2.45%, 11/01/2022		$130	$125
		$40,212	2.63%, 08/15/2026		25	23
Telecommunications - 1.45%			2.95%, 03/15/2022		1,746	1,717
America Movil SAB de CV			3.00%, 11/01/2021		60	60
3.13%, 07/16/2022	1,100	1,082	3.13%, 03/16/2022		260	258
6.13%, 03/30/2040	102	122	3.38%, 02/15/2025		40	39
6.38%, 03/01/2035	200	243	3.50%, 11/01/2021		30	30
AT&T Inc			3.85%, 11/01/2042		25	22
2.45%, 06/30/2020	1,200	1,186	4.13%, 03/16/2027		500	506
2.63%, 12/01/2022	630	606	4.27%, 01/15/2036		1,000	957
2.85%, 02/14/2023	500	502	4.40%, 11/01/2034		750	741
3.00%, 06/30/2022	200	196	4.50%, 08/10/2033		360	364
3.40%, 08/14/2024	500	504	4.52%, 09/15/2048		60	58
3.40%, 05/15/2025	200	193	4.60%, 04/01/2021		77	80
3.80%, 03/01/2024	25	25	4.67%, 03/15/2055		950	904
3.90%, 08/14/2027	500	503	4.81%, 03/15/2039		25	26
4.10%, 02/15/2028(c)	81	80	4.86%, 08/21/2046		2,140	2,160
4.13%, 02/17/2026	30	30	5.01%, 04/15/2049		540	556
4.25%, 03/01/2027	530	536	5.01%, 08/21/2054		50	50
4.30%, 02/15/2030(c)	1,101	1,095	5.15%, 09/15/2023		1,115	1,203
4.30%, 12/15/2042	221	205	5.50%, 03/16/2047		25	28
4.35%, 06/15/2045	1,005	918	Vodafone Group PLC
4.50%, 05/15/2035	1,225	1,203	2.95%, 02/19/2023		200	195
4.50%, 03/09/2048	572	532	5.45%, 06/10/2019		180	186
4.55%, 03/09/2049	247	231	6.15%, 02/27/2037		201	234
4.60%, 02/15/2021	171	177	6.25%, 11/30/2032		500	587
4.75%, 05/15/2046	230	223				$34,835
4.90%, 08/14/2037	500	503	Toys, Games & Hobbies - 0.01%
5.15%, 03/15/2042	30	31	Hasbro Inc
5.15%, 11/15/2046(c)	20	20	3.15%, 05/15/2021		250	250
5.15%, 02/14/2050	500	505	6.35%, 03/15/2040		25	29
5.25%, 03/01/2037	450	476				$279
5.30%, 08/14/2058	500	504	Transportation - 0.48%
5.35%, 09/01/2040	30	32	Burlington Northern Santa Fe LLC
5.45%, 03/01/2047	30	32	3.00%, 04/01/2025		500	488
5.65%, 02/15/2047	15	16	4.13%, 06/15/2047		30	31
5.70%, 03/01/2057	530	570	4.15%, 04/01/2045		500	510
5.88%, 10/01/2019	56	58	4.45%, 03/15/2043		20	21
6.00%, 08/15/2040	663	749	4.55%, 09/01/2044		15	16
British Telecommunications PLC			4.70%, 10/01/2019		783	805
9.12%, 12/15/2030	77	113	5.15%, 09/01/2043		350	405
Cisco Systems Inc			6.20%, 08/15/2036		500	638
1.85%, 09/20/2021	50	48	Canadian National Railway Co
2.20%, 02/28/2021	565	555	3.20%, 08/02/2046		400	361
2.20%, 09/20/2023	30	28	3.65%, 02/03/2048		75	73
2.50%, 09/20/2026	30	28	Canadian Pacific Railway Co
2.95%, 02/28/2026	500	483	4.45%, 03/15/2023		128	134
3.63%, 03/04/2024	30	31	4.80%, 09/15/2035		500	552
4.45%, 01/15/2020	102	105	CSX Corp
5.90%, 02/15/2039	680	889	2.60%, 11/01/2026		300	274
Deutsche Telekom International Finance BV			3.25%, 06/01/2027		40	38
6.00%, 07/08/2019	300	312	3.35%, 11/01/2025		500	489
8.75%, 06/15/2030	641	908	3.70%, 11/01/2023		500	507
Juniper Networks Inc			3.80%, 03/01/2028		100	100
4.60%, 03/15/2021	500	514	3.80%, 11/01/2046		30	28
Motorola Solutions Inc			4.25%, 11/01/2066		400	363
4.00%, 09/01/2024	500	499	4.30%, 03/01/2048		105	105
Orange SA			4.75%, 05/30/2042		277	294
4.13%, 09/14/2021	128	133	FedEx Corp
5.38%, 01/13/2042	102	117	2.63%, 08/01/2022		100	98
9.00%, 03/01/2031	815	1,193	3.25%, 04/01/2026		400	389
Rogers Communications Inc			3.88%, 08/01/2042		100	94
3.00%, 03/15/2023	400	394	4.40%, 01/15/2047		55	54
4.30%, 02/15/2048	95	95	4.55%, 04/01/2046		400	403
5.00%, 03/15/2044	500	548	4.75%, 11/15/2045		525	548
Telefonica Emisiones SAU			Norfolk Southern Corp
5.13%, 04/27/2020	918	954	3.25%, 12/01/2021		251	253
5.21%, 03/08/2047	530	563	3.85%, 01/15/2024		200	205
7.05%, 06/20/2036	295	374	3.94%, 11/01/2047(c)		398	383
Verizon Communications Inc			4.84%, 10/01/2041		100	109
1.75%, 08/15/2021	1,000	954

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Transportation (continued)			Illinois - 0.06%
Ryder System Inc			Chicago Transit Authority
2.45%, 09/03/2019	$ 350	347	$6.20%, 12/01/2040	70	89
Union Pacific Corp			6.90%, 12/01/2040	200	264
3.80%, 10/01/2051	577	550	City of Chicago IL
4.15%, 01/15/2045	350	357	6.31%, 01/01/2044	250	251
4.16%, 07/15/2022	256	267	County of Cook IL
United Parcel Service Inc			6.23%, 11/15/2034	102	127
2.45%, 10/01/2022	10	10	State of Illinois
3.13%, 01/15/2021	1,128	1,137	4.95%, 06/01/2023	30	31
3.75%, 11/15/2047	140	134	5.10%, 06/01/2033	735	689
4.88%, 11/15/2040	25	28	7.35%, 07/01/2035	70	76
6.20%, 01/15/2038	23	30			1,527
		$11,628	Kansas - 0.01%
Water - 0.01%			State of Kansas Department of
American Water Capital Corp			Transportation
3.75%, 09/01/2047	180	172	4.60%, 09/01/2035	115	127
6.59%, 10/15/2037	5	7
		$179	Massachusetts - 0.01%
TOTAL BONDS		$815,213	Commonwealth of Massachusetts
	Principal		4.20%, 12/01/2021	300	313
MUNICIPAL BONDS - 0.78%	Amount (000's)	Value (000's)
California - 0.22%			Nevada - 0.00%
Bay Area Toll Authority			County of Clark Department of Aviation
6.26%, 04/01/2049	$300	$421	6.82%, 07/01/2045	25	37
6.92%, 04/01/2040	120	167	6.88%, 07/01/2042	70	74
East Bay Municipal Utility District Water					111
System Revenue			New Jersey - 0.09%
5.87%, 06/01/2040	60	78	New Jersey Economic Development
Los Angeles Department of Water & Power			Authority (credit support from AGM)
Power System Revenue			0.00%, 02/15/2023(e),(j)	51	43
6.57%, 07/01/2045	150	217	New Jersey Economic Development
Los Angeles Unified School District/CA			Authority (credit support from NATL)
5.75%, 07/01/2034	80	99	7.43%, 02/15/2029(j)	1,000	1,237
5.76%, 07/01/2029	50	60	New Jersey Transportation Trust Fund
6.76%, 07/01/2034	530	709	Authority
Regents of the University of California			5.75%, 12/15/2028	190	213
Medical Center Pooled Revenue			6.56%, 12/15/2040	210	267
6.55%, 05/15/2048	250	343	New Jersey Turnpike Authority
San Diego County Water Authority Financing			7.10%, 01/01/2041	147	210
Corp			Rutgers The State University of New
6.14%, 05/01/2049	460	629	Jersey (credit support from GO OF UNIV)
Santa Clara Valley Transportation Authority			5.67%, 05/01/2040(j)	130	156
5.88%, 04/01/2032	25	30			2,126
State of California			New York - 0.09%
7.30%, 10/01/2039	375	547	City of New York NY
7.35%, 11/01/2039	500	731	5.52%, 10/01/2037	25	31
7.60%, 11/01/2040	180	278	Metropolitan Transportation Authority
7.63%, 03/01/2040	280	426	6.81%, 11/15/2040	135	185
7.95%, 03/01/2036	500	548	New York City Transitional Finance Authority
University of California			Future Tax Secured Revenue
5.77%, 05/15/2043	200	255	5.51%, 08/01/2037	250	310
		$5,538	New York City Water & Sewer System
Connecticut - 0.05%			5.72%, 06/15/2042	270	352
State of Connecticut			5.95%, 06/15/2042	125	167
5.85%, 03/15/2032	1,025	1,212	New York State Dormitory Authority
			5.60%, 03/15/2040	100	123
District of Columbia - 0.02%			Port Authority of New York & New Jersey
District of Columbia Water & Sewer			4.46%, 10/01/2062	100	109
Authority			4.96%, 08/01/2046	300	358
4.81%, 10/01/2114	450	507	Port Authority of New York & New
			Jersey (credit support from GO OF AUTH)
Florida - 0.06%			6.04%, 12/01/2029(j)	50	62
State Board of Administration Finance Corp					1,697
3.00%, 07/01/2020	1,305	1,312	Ohio - 0.01%
			American Municipal Power Inc
Georgia - 0.02%			6.27%, 02/15/2050	69	90
Municipal Electric Authority of Georgia			Ohio State University/The
6.64%, 04/01/2057	151	188	4.91%, 06/01/2040	125
7.06%, 04/01/2057	200	240			$
		$428

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Pennsylvania - 0.02%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
State Public School Building Authority			2.50%, 03/01/2033	$223	$219
5.00%, 09/15/2027	$500	$544	2.50%, 11/01/2036	227	220
			2.50%, 02/01/2043	210	198
Texas - 0.09%			2.50%, 03/01/2043	161	152
City of San Antonio TX Electric & Gas			2.50%, 07/01/2045	181	170
Systems Revenue			2.50%, 11/01/2046	93	88
5.81%, 02/01/2041	135	173	2.50%, 01/01/2047	94	89
Dallas Area Rapid Transit			2.50%, 02/01/2047	99	93
5.02%, 12/01/2048	50	60	3.00%, 04/01/2021	108	108
Dallas Convention Center Hotel Development			3.00%, 01/01/2026	73	73
Corp			3.00%, 01/01/2027	216	217
7.09%, 01/01/2042	70	93	3.00%, 02/01/2027	191	192
Dallas County Hospital District			3.00%, 02/01/2027	135	136
5.62%, 08/15/2044	83	104	3.00%, 02/01/2027	82	82
Dallas Independent School District (credit			3.00%, 03/01/2027	34	34
support from PSF-GTD)			3.00%, 03/01/2027	165	166
6.45%, 02/15/2035(j)	50	55	3.00%, 05/01/2027	146	146
Grand Parkway Transportation Corp			3.00%, 06/01/2027	130	131
5.18%, 10/01/2042	300	362	3.00%, 04/01/2028(k)	1,975	1,971
State of Texas			3.00%, 09/01/2028	68	69
4.68%, 04/01/2040	100	115	3.00%, 10/01/2028	482	482
5.52%, 04/01/2039	405	519	3.00%, 07/01/2029	589	588
Texas Transportation Commission State			3.00%, 07/01/2029	342	341
Highway Fund			3.00%, 07/01/2029	616	615
5.18%, 04/01/2030	625	732	3.00%, 08/01/2029	259	259
		$2,213	3.00%, 09/01/2029	103	103
Utah - 0.01%			3.00%, 10/01/2029	155	155
State of Utah			3.00%, 11/01/2029	160	160
3.54%, 07/01/2025	300	307	3.00%, 11/01/2029	259	258
			3.00%, 12/01/2029	54	54
Wisconsin - 0.02%			3.00%, 07/01/2030	577	577
State of Wisconsin (credit support from			3.00%, 09/01/2030	770	769
AGM)			3.00%, 11/01/2030	396	396
5.70%, 05/01/2026(j)	400	453	3.00%, 11/01/2030	134	134
			3.00%, 11/01/2030	213	212
TOTAL MUNICIPAL BONDS		$18,651	3.00%, 01/01/2031	278	277
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 02/01/2031	285	285
AGENCY OBLIGATIONS - 64.69%	Amount (000's)	Value (000's)	3.00%, 04/01/2031	335	335
Federal Home Loan Mortgage Corporation (FHLMC) - 7.75%			3.00%, 02/01/2032	104	104
2.00%, 09/01/2028	$162	$156	3.00%, 05/01/2032	171	172
2.00%, 08/01/2029	765	737	3.00%, 12/01/2032	976	974
2.00%, 10/01/2031	132	126	3.00%, 01/01/2033	980	978
2.00%, 03/01/2032	350	334	3.00%, 04/01/2033	285	286
2.50%, 08/01/2027	114	112	3.00%, 04/01/2033	274	275
2.50%, 08/01/2027	114	112	3.00%, 06/01/2033	175	175
2.50%, 10/01/2027	232	229	3.00%, 09/01/2033	241	242
2.50%, 03/01/2028	477	470	3.00%, 09/01/2033	245	246
2.50%, 04/01/2028(k)	2,550	2,497	3.00%, 12/01/2034	89	89
2.50%, 04/01/2028	98	96	3.00%, 01/01/2035	59	59
2.50%, 04/01/2028	34	34	3.00%, 02/01/2035	83	83
2.50%, 06/01/2028	616	608	3.00%, 05/01/2035	710	708
2.50%, 06/01/2028	112	111	3.00%, 02/01/2036	156	155
2.50%, 06/01/2028	245	241	3.00%, 09/01/2036	129	128
2.50%, 06/01/2028	131	129	3.00%, 11/01/2036	360	357
2.50%, 07/01/2028	417	411	3.00%, 02/01/2037	184	183
2.50%, 10/01/2028	215	212	3.00%, 04/01/2037	231	229
2.50%, 10/01/2028	210	207	3.00%, 06/01/2037	298	296
2.50%, 10/01/2029	548	537	3.00%, 07/01/2037	470	467
2.50%, 12/01/2029	667	654	3.00%, 09/01/2037	97	96
2.50%, 09/01/2030	1,077	1,055	3.00%, 01/01/2043	412	405
2.50%, 01/01/2031	162	159	3.00%, 01/01/2043	577	567
2.50%, 01/01/2031	1,138	1,115	3.00%, 01/01/2043	247	243
2.50%, 01/01/2031	97	95	3.00%, 04/01/2043	366	360
2.50%, 02/01/2031	125	123	3.00%, 04/01/2043(k)	7,400	7,215
2.50%, 03/01/2031	367	359	3.00%, 05/01/2043	377	370
2.50%, 04/01/2031	976	956	3.00%, 06/01/2043	705	692
2.50%, 12/01/2031	397	389	3.00%, 06/01/2043	216	212
2.50%, 12/01/2031	349	341	3.00%, 07/01/2043	571	561
2.50%, 01/01/2032	484	474	3.00%, 07/01/2043	67	66
2.50%, 02/01/2032	428	420	3.00%, 07/01/2043	627	616
2.50%, 03/01/2032	563	551	3.00%, 07/01/2043	1,158	1,137
2.50%, 02/01/2033	323	316	3.00%, 08/01/2043	345	339
2.50%, 03/01/2033	454	445	3.00%, 08/01/2043	32	32

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal	Value (000's)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 08/01/2043	$1,940	$1,906	3.50%, 09/01/2029	$69	$70
3.00%, 08/01/2043	133	131	3.50%, 01/01/2030	32	33
3.00%, 08/01/2043	303	298	3.50%, 01/01/2032	143	146
3.00%, 08/01/2043	295	289	3.50%, 02/01/2032	89	91
3.00%, 08/01/2043	233	229	3.50%, 03/01/2032	110	112
3.00%, 09/01/2043	691	679	3.50%, 04/01/2032	102	105
3.00%, 09/01/2043	92	90	3.50%, 08/01/2032	87	89
3.00%, 09/01/2043	410	402	3.50%, 04/01/2033(k)	100	102
3.00%, 09/01/2043	314	308	3.50%, 01/01/2034	98	100
3.00%, 10/01/2043	175	172	3.50%, 01/01/2035	203	207
3.00%, 10/01/2043	585	575	3.50%, 02/01/2035	183	186
3.00%, 03/01/2045	915	896	3.50%, 07/01/2035	210	213
3.00%, 04/01/2045	298	292	3.50%, 09/01/2035	462	471
3.00%, 06/01/2045	1,039	1,017	3.50%, 06/01/2037	325	330
3.00%, 07/01/2045	1,394	1,364	3.50%, 02/01/2041	36	36
3.00%, 07/01/2045	583	571	3.50%, 05/01/2041	391	394
3.00%, 08/01/2045	366	358	3.50%, 10/01/2041	38	38
3.00%, 08/01/2045	1,148	1,123	3.50%, 11/01/2041	39	39
3.00%, 08/01/2045	302	295	3.50%, 01/01/2042	92	92
3.00%, 12/01/2045	1,713	1,674	3.50%, 02/01/2042	541	545
3.00%, 03/01/2046	386	377	3.50%, 02/01/2042	33	33
3.00%, 03/01/2046	803	784	3.50%, 03/01/2042	12	12
3.00%, 04/01/2046	127	124	3.50%, 03/01/2042	48	48
3.00%, 04/01/2046	1,156	1,129	3.50%, 04/01/2042	31	31
3.00%, 05/01/2046	259	253	3.50%, 04/01/2042	142	143
3.00%, 07/01/2046	69	67	3.50%, 04/01/2042	109	110
3.00%, 09/01/2046	1,249	1,220	3.50%, 04/01/2042	135	136
3.00%, 10/01/2046	1,008	985	3.50%, 04/01/2042	98	98
3.00%, 11/01/2046	181	177	3.50%, 06/01/2042	89	90
3.00%, 11/01/2046	1,866	1,822	3.50%, 06/01/2042	327	330
3.00%, 11/01/2046	1,363	1,331	3.50%, 06/01/2042	86	87
3.00%, 12/01/2046	1,303	1,272	3.50%, 07/01/2042	460	463
3.00%, 12/01/2046	1,610	1,572	3.50%, 07/01/2042	552	557
3.00%, 01/01/2047	2,109	2,058	3.50%, 08/01/2042	236	238
3.00%, 01/01/2047	28	28	3.50%, 08/01/2042	118	118
3.00%, 03/01/2047	1,900	1,855	3.50%, 08/01/2042	541	545
3.50%, 01/01/2019	5	5	3.50%, 02/01/2043	540	544
3.50%, 04/01/2021	116	118	3.50%, 08/01/2043	48	48
3.50%, 10/01/2023	67	68	3.50%, 02/01/2044	666	670
3.50%, 10/01/2025	9	9	3.50%, 06/01/2044	933	940
3.50%, 10/01/2025	12	12	3.50%, 08/01/2044	592	596
3.50%, 10/01/2025	188	192	3.50%, 09/01/2044	508	511
3.50%, 11/01/2025	28	29	3.50%, 02/01/2045	560	562
3.50%, 11/01/2025	6	6	3.50%, 03/01/2045	797	801
3.50%, 11/01/2025	10	10	3.50%, 05/01/2045(k)	1,000	1,000
3.50%, 11/01/2025	3	4	3.50%, 06/01/2045	884	887
3.50%, 11/01/2025	274	279	3.50%, 07/01/2045	1,519	1,525
3.50%, 11/01/2025	22	22	3.50%, 09/01/2045	43	43
3.50%, 12/01/2025	8	9	3.50%, 09/01/2045	864	867
3.50%, 12/01/2025	21	22	3.50%, 10/01/2045	963	967
3.50%, 01/01/2026	16	16	3.50%, 11/01/2045	1,023	1,027
3.50%, 01/01/2026	398	407	3.50%, 12/01/2045	147	148
3.50%, 02/01/2026	13	13	3.50%, 12/01/2045	828	831
3.50%, 04/01/2026	37	38	3.50%, 12/01/2045	1,235	1,240
3.50%, 05/01/2026	53	54	3.50%, 01/01/2046	442	444
3.50%, 06/01/2026	6	6	3.50%, 01/01/2046	176	177
3.50%, 06/01/2026	10	10	3.50%, 03/01/2046	4,169	4,186
3.50%, 07/01/2026	23	23	3.50%, 03/01/2046	808	812
3.50%, 07/01/2026	5	6	3.50%, 03/01/2046	322	324
3.50%, 07/01/2026	33	34	3.50%, 04/01/2046	1,014	1,018
3.50%, 08/01/2026	21	22	3.50%, 05/01/2046	1,121	1,125
3.50%, 08/01/2026	74	76	3.50%, 06/01/2046	1,256	1,261
3.50%, 09/01/2026	30	31	3.50%, 08/01/2046	860	864
3.50%, 10/01/2026	18	18	3.50%, 04/01/2047	1,478	1,483
3.50%, 12/01/2026	287	293	3.50%, 08/01/2047	1,430	1,435
3.50%, 01/01/2027	32	33	3.50%, 11/01/2047	1,349	1,353
3.50%, 12/01/2028	74	75	3.50%, 04/01/2048(k)	22,400	22,452
3.50%, 01/01/2029	217	222	4.00%, 05/01/2018	2	2
3.50%, 03/01/2029	40	41	4.00%, 10/01/2018	4	4
3.50%, 06/01/2029	259	264	4.00%, 04/01/2019	2	2
3.50%, 07/01/2029	99	101	4.00%, 10/01/2020	16	17
3.50%, 08/01/2029	64	65	4.00%, 05/01/2024	28	29

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 05/01/2024	$59	$61	4.00%, 05/01/2044	$169	$175
4.00%, 12/01/2024	9	9	4.00%, 07/01/2044	412	424
4.00%, 01/01/2025	18	18	4.00%, 07/01/2044	98	101
4.00%, 02/01/2025	9	9	4.00%, 07/01/2044	520	536
4.00%, 03/01/2025	13	14	4.00%, 10/01/2044	452	466
4.00%, 03/01/2025	7	7	4.00%, 11/01/2044	799	824
4.00%, 04/01/2025	10	10	4.00%, 12/01/2044	991	1,022
4.00%, 06/01/2025	8	8	4.00%, 12/01/2044	16	16
4.00%, 06/01/2025	174	179	4.00%, 01/01/2045	274	282
4.00%, 06/01/2025	15	16	4.00%, 02/01/2045	443	456
4.00%, 06/01/2025	14	14	4.00%, 02/01/2045	24	25
4.00%, 07/01/2025	5	5	4.00%, 04/01/2045	17	18
4.00%, 07/01/2025	249	256	4.00%, 04/01/2045	364	375
4.00%, 08/01/2025	10	10	4.00%, 05/01/2045	179	184
4.00%, 08/01/2025	16	16	4.00%, 05/01/2045(k)	200	205
4.00%, 09/01/2025	3	3	4.00%, 06/01/2045	388	399
4.00%, 10/01/2025	34	35	4.00%, 07/01/2045	393	405
4.00%, 02/01/2026	16	16	4.00%, 08/01/2045	149	154
4.00%, 05/01/2026	45	47	4.00%, 08/01/2045	76	78
4.00%, 07/01/2026	31	32	4.00%, 08/01/2045	143	147
4.00%, 12/01/2030	47	49	4.00%, 08/01/2045	1,395	1,438
4.00%, 08/01/2031	50	51	4.00%, 09/01/2045	18	18
4.00%, 10/01/2031	67	70	4.00%, 09/01/2045	1,620	1,669
4.00%, 11/01/2031	21	22	4.00%, 09/01/2045	406	418
4.00%, 12/01/2031	34	35	4.00%, 10/01/2045	1,746	1,800
4.00%, 11/01/2033	95	99	4.00%, 11/01/2045	1,003	1,034
4.00%, 01/01/2034	159	165	4.00%, 12/01/2045	446	460
4.00%, 07/01/2035	66	68	4.00%, 01/01/2046	129	133
4.00%, 03/01/2037	307	319	4.00%, 02/01/2046	19	20
4.00%, 06/01/2039	3	3	4.00%, 03/01/2047	1,510	1,555
4.00%, 07/01/2039	33	35	4.00%, 08/01/2047	1,614	1,660
4.00%, 09/01/2039	21	21	4.00%, 04/01/2048(k)	9,425	9,675
4.00%, 12/01/2039	15	15	4.50%, 05/01/2018	1	1
4.00%, 12/01/2039	23	24	4.50%, 08/01/2018	5	5
4.00%, 01/01/2040	23	24	4.50%, 11/01/2018	2	2
4.00%, 03/01/2040	12	12	4.50%, 04/01/2019	2	2
4.00%, 09/01/2040	34	35	4.50%, 04/01/2023	6	7
4.00%, 09/01/2040	5	5	4.50%, 08/01/2023	110	115
4.00%, 10/01/2040	26	27	4.50%, 01/01/2024	6	6
4.00%, 10/01/2040	54	56	4.50%, 01/01/2024	4	4
4.00%, 12/01/2040	43	45	4.50%, 04/01/2024	57	59
4.00%, 12/01/2040	81	84	4.50%, 05/01/2024	101	106
4.00%, 12/01/2040	30	31	4.50%, 07/01/2024	7	7
4.00%, 12/01/2040	39	41	4.50%, 09/01/2024	15	16
4.00%, 12/01/2040	48	49	4.50%, 09/01/2024	14	15
4.00%, 02/01/2041	98	101	4.50%, 11/01/2024	92	96
4.00%, 02/01/2041	69	72	4.50%, 04/01/2025	15	15
4.00%, 02/01/2041	302	313	4.50%, 05/01/2025	8	9
4.00%, 04/01/2041	36	37	4.50%, 07/01/2025	15	16
4.00%, 07/01/2041	28	29	4.50%, 09/01/2026	92	95
4.00%, 08/01/2041	63	65	4.50%, 02/01/2030	16	17
4.00%, 08/01/2041	25	26	4.50%, 08/01/2030	12	12
4.00%, 10/01/2041	10	11	4.50%, 05/01/2031	15	16
4.00%, 10/01/2041	83	86	4.50%, 06/01/2031	102	107
4.00%, 10/01/2041	90	93	4.50%, 08/01/2035	116	122
4.00%, 10/01/2041	38	39	4.50%, 08/01/2035	44	46
4.00%, 10/01/2041	32	33	4.50%, 08/01/2036	17	18
4.00%, 11/01/2041	102	105	4.50%, 02/01/2039	1	1
4.00%, 11/01/2041	57	59	4.50%, 02/01/2039	37	39
4.00%, 11/01/2041	172	178	4.50%, 03/01/2039	25	27
4.00%, 03/01/2042	97	101	4.50%, 04/01/2039	53	56
4.00%, 06/01/2042	187	193	4.50%, 05/01/2039	139	147
4.00%, 06/01/2042	155	160	4.50%, 05/01/2039	70	74
4.00%, 08/01/2043	869	899	4.50%, 06/01/2039	171	181
4.00%, 11/01/2043	17	17	4.50%, 06/01/2039	31	33
4.00%, 01/01/2044	194	200	4.50%, 09/01/2039	281	298
4.00%, 02/01/2044	497	514	4.50%, 10/01/2039	68	72
4.00%, 02/01/2044	70	72	4.50%, 10/01/2039	132	140
4.00%, 02/01/2044	240	248	4.50%, 11/01/2039	48	51
4.00%, 03/01/2044	146	151	4.50%, 11/01/2039	45	48
4.00%, 04/01/2044	643	663	4.50%, 11/01/2039	30	32
4.00%, 05/01/2044	68	71	4.50%, 11/01/2039	20	21

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 12/01/2039	$23	$24	5.00%, 12/01/2019	$5	$5
4.50%, 12/01/2039	77	81	5.00%, 12/01/2021	6	6
4.50%, 02/01/2040	69	73	5.00%, 02/01/2022	4	4
4.50%, 02/01/2040	80	85	5.00%, 09/01/2022	5	5
4.50%, 02/01/2040	41	44	5.00%, 06/01/2023	94	98
4.50%, 02/01/2040	10	11	5.00%, 06/01/2023	4	4
4.50%, 04/01/2040	46	49	5.00%, 09/01/2023	88	94
4.50%, 05/01/2040	15	16	5.00%, 12/01/2023	45	47
4.50%, 05/01/2040	58	61	5.00%, 04/01/2024	37	40
4.50%, 07/01/2040	49	52	5.00%, 07/01/2024	5	5
4.50%, 07/01/2040	43	45	5.00%, 01/01/2025	126	134
4.50%, 08/01/2040	26	28	5.00%, 06/01/2025	6	6
4.50%, 08/01/2040	78	83	5.00%, 06/01/2026	28	28
4.50%, 08/01/2040	36	38	5.00%, 12/01/2027	36	38
4.50%, 08/01/2040	19	20	5.00%, 02/01/2030	7	8
4.50%, 08/01/2040	19	20	5.00%, 03/01/2030	5	5
4.50%, 09/01/2040	10	11	5.00%, 08/01/2033	5	6
4.50%, 09/01/2040	17	18	5.00%, 08/01/2033	39	42
4.50%, 09/01/2040	16	17	5.00%, 09/01/2033	11	11
4.50%, 10/01/2040	183	194	5.00%, 09/01/2033	6	7
4.50%, 02/01/2041	34	36	5.00%, 03/01/2034	10	11
4.50%, 03/01/2041	507	537	5.00%, 04/01/2034	103	110
4.50%, 03/01/2041	295	310	5.00%, 04/01/2034	15	16
4.50%, 03/01/2041	58	61	5.00%, 05/01/2034	31	34
4.50%, 03/01/2041	449	476	5.00%, 05/01/2035	29	31
4.50%, 04/01/2041	44	47	5.00%, 06/01/2035	160	172
4.50%, 04/01/2041	70	74	5.00%, 08/01/2035	4	4
4.50%, 05/01/2041	74	79	5.00%, 08/01/2035	10	10
4.50%, 05/01/2041	25	27	5.00%, 09/01/2035	26	28
4.50%, 05/01/2041	73	77	5.00%, 09/01/2035	10	11
4.50%, 06/01/2041	18	20	5.00%, 10/01/2035	11	12
4.50%, 06/01/2041	27	29	5.00%, 11/01/2035	46	50
4.50%, 06/01/2041	38	40	5.00%, 12/01/2035	27	29
4.50%, 06/01/2041	37	39	5.00%, 12/01/2035	41	44
4.50%, 07/01/2041	48	50	5.00%, 04/01/2036	2	2
4.50%, 07/01/2041	47	49	5.00%, 06/01/2036	5	5
4.50%, 08/01/2041	27	28	5.00%, 08/01/2036	23	25
4.50%, 09/01/2041	186	195	5.00%, 10/01/2036	108	115
4.50%, 10/01/2041	65	69	5.00%, 01/01/2037	48	52
4.50%, 11/01/2041	308	324	5.00%, 01/01/2038	266	286
4.50%, 03/01/2042	59	63	5.00%, 02/01/2038	130	139
4.50%, 04/01/2043(k)	100	105	5.00%, 02/01/2038	12	13
4.50%, 09/01/2043	270	283	5.00%, 03/01/2038	2	2
4.50%, 09/01/2043	40	42	5.00%, 06/01/2038	5	5
4.50%, 10/01/2043	20	21	5.00%, 09/01/2038	9	10
4.50%, 11/01/2043	80	84	5.00%, 09/01/2038	2	2
4.50%, 11/01/2043	147	154	5.00%, 11/01/2038	16	17
4.50%, 11/01/2043	157	165	5.00%, 11/01/2038	259	278
4.50%, 11/01/2043	16	17	5.00%, 12/01/2038	249	269
4.50%, 01/01/2044	198	207	5.00%, 01/01/2039	25	26
4.50%, 01/01/2044	130	136	5.00%, 01/01/2039	266	287
4.50%, 03/01/2044	85	89	5.00%, 02/01/2039	14	15
4.50%, 03/01/2044	217	228	5.00%, 03/01/2039	24	26
4.50%, 05/01/2044	42	44	5.00%, 06/01/2039	6	7
4.50%, 05/01/2044	362	379	5.00%, 07/01/2039	20	21
4.50%, 05/01/2044	61	63	5.00%, 09/01/2039	390	421
4.50%, 07/01/2044	92	96	5.00%, 09/01/2039	54	58
4.50%, 07/01/2044	142	149	5.00%, 10/01/2039	43	47
4.50%, 09/01/2044	138	145	5.00%, 01/01/2040	270	291
4.50%, 07/01/2045	37	38	5.00%, 01/01/2040	70	76
4.50%, 09/01/2045	104	109	5.00%, 03/01/2040	10	11
4.50%, 10/01/2045	174	183	5.00%, 05/01/2040	178	193
4.50%, 02/01/2046	766	802	5.00%, 07/01/2040	37	40
4.50%, 03/01/2047	199	209	5.00%, 07/01/2040	40	43
4.50%, 03/01/2047	817	856	5.00%, 08/01/2040	80	86
4.50%, 04/01/2047	225	235	5.00%, 08/01/2040	28	30
4.50%, 06/01/2047	475	497	5.00%, 08/01/2040	114	123
4.50%, 09/01/2047	443	464	5.00%, 09/01/2040	109	117
5.00%, 08/01/2018	1	1	5.00%, 02/01/2041	567	611
5.00%, 10/01/2018	2	2	5.00%, 04/01/2041	166	180
5.00%, 04/01/2019	2	2	5.00%, 04/01/2041	35	38
			5.00%, 05/01/2041	6	7
			5.00%, 06/01/2041	130	140

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 07/01/2041	$36	$39	5.50%, 06/01/2040	$32	$35
5.00%, 09/01/2041	45	49	5.50%, 06/01/2041	30	33
5.00%, 10/01/2041	110	119	5.50%, 06/01/2041	316	347
5.00%, 10/01/2041	57	61	6.00%, 11/01/2022	3	3
5.00%, 10/01/2041	74	80	6.00%, 02/01/2027	12	13
5.00%, 11/01/2041	310	331	6.00%, 07/01/2029	4	4
5.00%, 11/01/2041	153	165	6.00%, 07/01/2029	1	1
5.50%, 01/01/2022	4	4	6.00%, 12/01/2031	2	2
5.50%, 04/01/2023	15	15	6.00%, 01/01/2032	19	21
5.50%, 01/01/2028	96	104	6.00%, 11/01/2033	34	38
5.50%, 12/01/2032	43	47	6.00%, 06/01/2034	24	27
5.50%, 03/01/2033	3	3	6.00%, 08/01/2034	4	4
5.50%, 12/01/2033	2	2	6.00%, 05/01/2036	13	14
5.50%, 01/01/2034	61	67	6.00%, 06/01/2036	33	37
5.50%, 01/01/2034	10	11	6.00%, 11/01/2036	23	26
5.50%, 02/01/2034	99	108	6.00%, 12/01/2036	120	135
5.50%, 03/01/2034	22	25	6.00%, 02/01/2037	2	2
5.50%, 10/01/2034	10	10	6.00%, 03/01/2037	1	1
5.50%, 10/01/2034	2	2	6.00%, 05/01/2037	1	2
5.50%, 02/01/2035	19	21	6.00%, 10/01/2037	11	13
5.50%, 03/01/2035	13	15	6.00%, 11/01/2037	14	16
5.50%, 05/01/2035	16	18	6.00%, 12/01/2037	53	59
5.50%, 11/01/2035	21	23	6.00%, 12/01/2037	3	3
5.50%, 04/01/2036	196	214	6.00%, 01/01/2038	12	14
5.50%, 05/01/2036	8	8	6.00%, 01/01/2038	48	53
5.50%, 05/01/2036	27	30	6.00%, 01/01/2038	4	4
5.50%, 07/01/2036	20	22	6.00%, 01/01/2038	10	12
5.50%, 07/01/2036	74	82	6.00%, 01/01/2038	1	1
5.50%, 11/01/2036	8	9	6.00%, 01/01/2038	15	17
5.50%, 12/01/2036	152	167	6.00%, 04/01/2038	70	78
5.50%, 12/01/2036	132	145	6.00%, 05/01/2038	19	21
5.50%, 12/01/2036	1	1	6.00%, 07/01/2038	11	12
5.50%, 12/01/2036	3	3	6.00%, 07/01/2038	4	5
5.50%, 01/01/2037	156	172	6.00%, 08/01/2038	6	7
5.50%, 02/01/2037	1	1	6.00%, 09/01/2038	5	5
5.50%, 02/01/2037	48	52	6.00%, 09/01/2038	7	7
5.50%, 07/01/2037	2	3	6.00%, 12/01/2039	2	3
5.50%, 07/01/2037	9	10	6.50%, 04/01/2028	1	1
5.50%, 09/01/2037	6	6	6.50%, 05/01/2031	4	4
5.50%, 11/01/2037	6	7	6.50%, 10/01/2031	1	1
5.50%, 01/01/2038	31	34	6.50%, 05/01/2032	1	1
5.50%, 01/01/2038	5	6	6.50%, 04/01/2035	1	1
5.50%, 04/01/2038	19	21	6.50%, 09/01/2036	6	7
5.50%, 04/01/2038	1	1	6.50%, 10/01/2037	16	18
5.50%, 04/01/2038	3	4	6.50%, 11/01/2037	7	8
5.50%, 05/01/2038	6	6	6.50%, 12/01/2037	1	1
5.50%, 05/01/2038	4	4	6.50%, 02/01/2038	2	3
5.50%, 06/01/2038	69	76	6.50%, 09/01/2038	11	12
5.50%, 06/01/2038	9	10	6.50%, 10/01/2038	3	4
5.50%, 06/01/2038	1	1	6.50%, 01/01/2039	5	6
5.50%, 07/01/2038	3	4	6.50%, 09/01/2039	13	15
5.50%, 07/01/2038	1	1	7.00%, 10/01/2029	1	1
5.50%, 07/01/2038	19	21	7.00%, 09/01/2031	4	4
5.50%, 07/01/2038	87	95	7.00%, 09/01/2038	4	5
5.50%, 08/01/2038	22	24	7.50%, 07/01/2029	14	16
5.50%, 09/01/2038	106	116	7.50%, 10/01/2030	1	2
5.50%, 09/01/2038	6	7			$186,066
5.50%, 10/01/2038	3	3	Federal National Mortgage Association (FNMA) - 12.13%
5.50%, 10/01/2038	87	95	2.00%, 08/01/2028	151	146
5.50%, 11/01/2038	3	3	2.00%, 09/01/2028	186	179
5.50%, 11/01/2038	1	1	2.00%, 11/01/2028	42	41
5.50%, 12/01/2038	83	91	2.00%, 01/01/2029	19	18
5.50%, 01/01/2039	12	13	2.00%, 05/01/2029	720	695
5.50%, 02/01/2039	97	106	2.00%, 05/01/2030	353	337
5.50%, 03/01/2039	232	254	2.00%, 01/01/2032	228	218
5.50%, 04/01/2039	12	14	2.00%, 03/01/2032	301	288
5.50%, 04/01/2039	136	149	2.00%, 04/01/2032	239	228
5.50%, 09/01/2039	35	38	2.00%, 11/01/2032	25	24
5.50%, 12/01/2039	24	27	2.50%, 12/01/2027	13	13
5.50%, 01/01/2040	25	27	2.50%, 01/01/2028	222	219
5.50%, 02/01/2040	215	237
5.50%, 03/01/2040	4	4

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
2.50%, 02/01/2028	$53	$52	3.00%, 01/01/2027	$52	$52
2.50%, 06/01/2028	362	357	3.00%, 02/01/2027	47	47
2.50%, 06/01/2028	16	16	3.00%, 02/01/2027	323	324
2.50%, 07/01/2028	262	258	3.00%, 04/01/2027	77	78
2.50%, 08/01/2028	15	15	3.00%, 04/01/2027	1,459	1,466
2.50%, 08/01/2028	267	263	3.00%, 04/01/2027	75	75
2.50%, 08/01/2028	126	124	3.00%, 07/01/2027	216	217
2.50%, 08/01/2028	279	276	3.00%, 08/01/2027	241	242
2.50%, 09/01/2028	102	100	3.00%, 09/01/2027	12	12
2.50%, 09/01/2028	297	293	3.00%, 10/01/2027	208	209
2.50%, 10/01/2028	353	349	3.00%, 08/01/2028	44	44
2.50%, 05/01/2029	50	49	3.00%, 10/01/2028	445	446
2.50%, 06/01/2029	498	490	3.00%, 11/01/2028	262	263
2.50%, 07/01/2029	269	264	3.00%, 12/01/2028	41	41
2.50%, 07/01/2029	145	143	3.00%, 12/01/2028	30	31
2.50%, 07/01/2029	178	175	3.00%, 02/01/2029	200	201
2.50%, 09/01/2029	51	50	3.00%, 03/01/2029	191	191
2.50%, 09/01/2029	332	327	3.00%, 03/01/2029	310	310
2.50%, 12/01/2029	64	63	3.00%, 04/01/2029	48	48
2.50%, 12/01/2029	224	220	3.00%, 04/01/2029	252	253
2.50%, 12/01/2029	69	68	3.00%, 05/01/2029	54	54
2.50%, 01/01/2030	268	264	3.00%, 05/01/2029	218	218
2.50%, 02/01/2030	131	129	3.00%, 05/01/2029	99	100
2.50%, 04/01/2030	337	332	3.00%, 06/01/2029	159	159
2.50%, 04/01/2030	17	17	3.00%, 07/01/2029	120	120
2.50%, 05/01/2030	692	680	3.00%, 07/01/2029	12	12
2.50%, 06/01/2030	429	422	3.00%, 08/01/2029	212	212
2.50%, 06/01/2030	83	82	3.00%, 08/01/2029	231	231
2.50%, 06/01/2030	122	120	3.00%, 08/01/2029	217	218
2.50%, 06/01/2030	74	72	3.00%, 08/01/2029	24	24
2.50%, 08/01/2030	842	828	3.00%, 10/01/2029	109	109
2.50%, 08/01/2030	182	179	3.00%, 10/01/2029	151	152
2.50%, 12/01/2030	928	910	3.00%, 10/01/2029	182	182
2.50%, 01/01/2031	263	258	3.00%, 10/01/2029	151	151
2.50%, 01/01/2031	338	333	3.00%, 11/01/2029	130	130
2.50%, 02/01/2031	348	342	3.00%, 01/01/2030	77	77
2.50%, 02/01/2031	338	331	3.00%, 01/01/2030	304	304
2.50%, 05/01/2031	227	223	3.00%, 01/01/2030	726	727
2.50%, 06/01/2031	365	357	3.00%, 01/01/2030	689	690
2.50%, 09/01/2031	102	100	3.00%, 03/01/2030	382	382
2.50%, 11/01/2031	1,206	1,183	3.00%, 06/01/2030	434	435
2.50%, 12/01/2031	612	600	3.00%, 06/01/2030	393	393
2.50%, 12/01/2031	528	517	3.00%, 08/01/2030	316	316
2.50%, 01/01/2032	1,147	1,125	3.00%, 09/01/2030	151	151
2.50%, 01/01/2032	605	593	3.00%, 09/01/2030	693	694
2.50%, 02/01/2032	657	644	3.00%, 10/01/2030	421	421
2.50%, 03/01/2032	454	446	3.00%, 11/01/2030	67	67
2.50%, 03/01/2032	288	283	3.00%, 11/01/2030	226	226
2.50%, 04/01/2032	417	408	3.00%, 02/01/2031	192	191
2.50%, 08/01/2032	46	45	3.00%, 09/01/2031	92	92
2.50%, 10/01/2032	870	853	3.00%, 04/01/2032	45	45
2.50%, 11/01/2032	55	54	3.00%, 05/01/2032	226	225
2.50%, 01/01/2033	58	57	3.00%, 08/01/2032	355	354
2.50%, 01/01/2033	597	585	3.00%, 10/01/2032	388	387
2.50%, 01/01/2033	39	38	3.00%, 01/01/2033	75	75
2.50%, 01/01/2033	25	24	3.00%, 02/01/2033	1,525	1,524
2.50%, 02/01/2033	916	898	3.00%, 04/01/2033(k)	3,175	3,171
2.50%, 07/01/2033	121	119	3.00%, 08/01/2033	918	915
2.50%, 10/01/2036	178	172	3.00%, 12/01/2033	423	422
2.50%, 10/01/2036	67	65	3.00%, 05/01/2034	203	203
2.50%, 12/01/2036	276	267	3.00%, 10/01/2034	94	94
2.50%, 01/01/2043	628	595	3.00%, 11/01/2034	256	255
2.50%, 07/01/2043	65	61	3.00%, 02/01/2035	230	229
2.50%, 08/01/2043	139	132	3.00%, 02/01/2035	281	280
2.50%, 10/01/2043	375	355	3.00%, 03/01/2035	122	122
2.50%, 05/01/2046	87	82	3.00%, 04/01/2035	127	127
2.50%, 05/01/2046	97	92	3.00%, 06/01/2035	283	282
2.50%, 11/01/2046	97	91	3.00%, 07/01/2035	106	106
2.50%, 12/01/2046	163	153	3.00%, 11/01/2035	164	163
3.00%, 09/01/2026	53	53	3.00%, 07/01/2036	253	252
3.00%, 11/01/2026	64	64	3.00%, 12/01/2036	518	514
3.00%, 11/01/2026	185	186	3.00%, 12/01/2036	359	357
			3.00%, 12/01/2036	719	715

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 02/01/2037	$298	$296	3.00%, 12/01/2045	$108	$105
3.00%, 02/01/2037	46	46	3.00%, 12/01/2045	57	56
3.00%, 04/01/2037	161	160	3.00%, 12/01/2045	61	59
3.00%, 04/01/2037	185	184	3.00%, 12/01/2045	820	800
3.00%, 07/01/2037	117	117	3.00%, 01/01/2046	25	25
3.00%, 08/01/2037	191	190	3.00%, 01/01/2046	545	533
3.00%, 09/01/2037	479	476	3.00%, 02/01/2046	992	969
3.00%, 04/01/2042	254	250	3.00%, 02/01/2046	283	276
3.00%, 09/01/2042	130	128	3.00%, 02/01/2046	32	31
3.00%, 11/01/2042	897	883	3.00%, 02/01/2046	558	545
3.00%, 12/01/2042	157	155	3.00%, 03/01/2046	77	75
3.00%, 02/01/2043	566	558	3.00%, 04/01/2046	143	140
3.00%, 02/01/2043	971	956	3.00%, 04/01/2046	961	938
3.00%, 02/01/2043	584	575	3.00%, 05/01/2046	379	370
3.00%, 04/01/2043	580	572	3.00%, 05/01/2046	535	522
3.00%, 04/01/2043	459	452	3.00%, 05/01/2046	141	137
3.00%, 04/01/2043(k)	4,850	4,730	3.00%, 05/01/2046	91	89
3.00%, 04/01/2043	451	444	3.00%, 06/01/2046	190	185
3.00%, 04/01/2043	582	573	3.00%, 07/01/2046	987	963
3.00%, 04/01/2043	343	338	3.00%, 08/01/2046	296	289
3.00%, 04/01/2043	779	767	3.00%, 08/01/2046	986	962
3.00%, 04/01/2043	482	474	3.00%, 09/01/2046	314	307
3.00%, 04/01/2043	1,303	1,283	3.00%, 09/01/2046	464	453
3.00%, 04/01/2043	316	311	3.00%, 09/01/2046	1,254	1,224
3.00%, 05/01/2043	350	345	3.00%, 09/01/2046	1,266	1,235
3.00%, 05/01/2043	650	640	3.00%, 10/01/2046	1,753	1,712
3.00%, 05/01/2043	433	426	3.00%, 10/01/2046	214	209
3.00%, 05/01/2043	69	68	3.00%, 11/01/2046	1,294	1,264
3.00%, 06/01/2043	572	564	3.00%, 11/01/2046	1,260	1,230
3.00%, 06/01/2043	22	22	3.00%, 11/01/2046	24	24
3.00%, 06/01/2043	1,116	1,099	3.00%, 11/01/2046	248	242
3.00%, 06/01/2043	31	30	3.00%, 11/01/2046	928	906
3.00%, 06/01/2043	608	599	3.00%, 11/01/2046	910	888
3.00%, 06/01/2043	436	430	3.00%, 11/01/2046	995	971
3.00%, 07/01/2043	330	325	3.00%, 11/01/2046	146	142
3.00%, 07/01/2043	475	467	3.00%, 12/01/2046	1,221	1,192
3.00%, 07/01/2043	199	196	3.00%, 12/01/2046	1,302	1,271
3.00%, 07/01/2043	39	39	3.00%, 12/01/2046	2,582	2,520
3.00%, 07/01/2043	267	263	3.00%, 12/01/2046	39	38
3.00%, 07/01/2043	809	797	3.00%, 01/01/2047	25	25
3.00%, 07/01/2043	45	44	3.00%, 01/01/2047	1,396	1,363
3.00%, 08/01/2043	248	244	3.00%, 01/01/2047	446	436
3.00%, 08/01/2043	136	134	3.00%, 02/01/2047	1,403	1,370
3.00%, 08/01/2043	665	654	3.00%, 02/01/2047	240	234
3.00%, 08/01/2043	1,002	987	3.00%, 02/01/2047	1,107	1,080
3.00%, 08/01/2043	320	315	3.00%, 04/01/2047	321	314
3.00%, 08/01/2043	208	204	3.00%, 05/01/2047	479	468
3.00%, 08/01/2043	82	80	3.50%, 01/01/2020	58	59
3.00%, 08/01/2043	559	551	3.50%, 04/01/2022	105	107
3.00%, 09/01/2043	364	358	3.50%, 03/01/2023	47	48
3.00%, 09/01/2043	16	16	3.50%, 08/01/2025	17	17
3.00%, 09/01/2043	17	17	3.50%, 10/01/2025	275	281
3.00%, 09/01/2043	828	815	3.50%, 10/01/2025	366	373
3.00%, 09/01/2043	24	24	3.50%, 10/01/2025	12	12
3.00%, 10/01/2043	223	219	3.50%, 11/01/2025	15	15
3.00%, 10/01/2043	1,060	1,043	3.50%, 11/01/2025	185	189
3.00%, 11/01/2043	305	300	3.50%, 11/01/2025	417	426
3.00%, 11/01/2043	119	117	3.50%, 12/01/2025	28	28
3.00%, 11/01/2043	125	123	3.50%, 12/01/2025	15	15
3.00%, 11/01/2043	206	203	3.50%, 12/01/2025	85	87
3.00%, 12/01/2043	21	20	3.50%, 01/01/2026	51	52
3.00%, 01/01/2044	147	145	3.50%, 01/01/2026	417	425
3.00%, 01/01/2045	28	27	3.50%, 01/01/2026	19	19
3.00%, 01/01/2045	797	782	3.50%, 02/01/2026	138	141
3.00%, 05/01/2045	983	963	3.50%, 03/01/2026	132	135
3.00%, 06/01/2045	28	27	3.50%, 03/01/2026	380	387
3.00%, 06/01/2045	71	70	3.50%, 03/01/2026	5	5
3.00%, 09/01/2045	189	185	3.50%, 05/01/2026	8	8
3.00%, 09/01/2045	186	182	3.50%, 06/01/2026	46	46
3.00%, 10/01/2045	628	615	3.50%, 06/01/2026	34	34
3.00%, 11/01/2045	157	153	3.50%, 07/01/2026	9	9
3.00%, 11/01/2045	360	352	3.50%, 08/01/2026	62	64
			3.50%, 08/01/2026	5	5

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 09/01/2026	$257	$262	3.50%, 08/01/2042	$170	$171
3.50%, 10/01/2026	18	18	3.50%, 09/01/2042	55	55
3.50%, 12/01/2026	74	76	3.50%, 09/01/2042	133	134
3.50%, 12/01/2026	305	312	3.50%, 10/01/2042	17	18
3.50%, 01/01/2027	90	92	3.50%, 10/01/2042	969	978
3.50%, 01/01/2027	52	53	3.50%, 10/01/2042	448	452
3.50%, 02/01/2027	188	192	3.50%, 04/01/2043	229	231
3.50%, 11/01/2028	273	279	3.50%, 04/01/2043	122	123
3.50%, 12/01/2028	149	152	3.50%, 05/01/2043	299	301
3.50%, 12/01/2028	14	14	3.50%, 05/01/2043	602	607
3.50%, 01/01/2029	142	145	3.50%, 05/01/2043	764	770
3.50%, 03/01/2029	255	260	3.50%, 05/01/2043(k)	2,000	2,000
3.50%, 03/01/2029	16	16	3.50%, 06/01/2043	624	629
3.50%, 12/01/2029	121	124	3.50%, 06/01/2043	348	351
3.50%, 12/01/2029	64	65	3.50%, 07/01/2043	340	342
3.50%, 04/01/2030	132	135	3.50%, 07/01/2043	975	983
3.50%, 11/01/2030	36	37	3.50%, 08/01/2043	761	767
3.50%, 01/01/2031	11	11	3.50%, 08/01/2043	180	181
3.50%, 04/01/2031	22	22	3.50%, 09/01/2043	230	232
3.50%, 02/01/2032	169	172	3.50%, 09/01/2043	612	618
3.50%, 04/01/2032	93	95	3.50%, 12/01/2043	224	226
3.50%, 05/01/2032	204	208	3.50%, 01/01/2044	51	51
3.50%, 06/01/2032	362	370	3.50%, 02/01/2044	480	484
3.50%, 07/01/2032	129	132	3.50%, 02/01/2044	248	250
3.50%, 09/01/2032	200	205	3.50%, 04/01/2044	51	52
3.50%, 09/01/2033	97	99	3.50%, 07/01/2044	1,406	1,418
3.50%, 10/01/2033	201	205	3.50%, 10/01/2044	34	34
3.50%, 11/01/2033	206	208	3.50%, 10/01/2044	753	758
3.50%, 01/01/2034	146	149	3.50%, 10/01/2044	71	71
3.50%, 06/01/2034	261	266	3.50%, 10/01/2044	283	285
3.50%, 08/01/2034	69	70	3.50%, 11/01/2044	760	765
3.50%, 11/01/2034	163	167	3.50%, 12/01/2044	664	668
3.50%, 12/01/2035	379	386	3.50%, 12/01/2044	725	729
3.50%, 07/01/2036	404	411	3.50%, 12/01/2044	135	136
3.50%, 02/01/2037	268	273	3.50%, 01/01/2045	862	866
3.50%, 03/01/2037	334	340	3.50%, 02/01/2045	112	113
3.50%, 05/01/2037	69	70	3.50%, 04/01/2045	843	846
3.50%, 07/01/2037	164	166	3.50%, 05/01/2045	37	37
3.50%, 10/01/2037	193	196	3.50%, 05/01/2045	284	286
3.50%, 11/01/2037	391	397	3.50%, 07/01/2045	735	738
3.50%, 01/01/2038	123	125	3.50%, 07/01/2045	150	151
3.50%, 10/01/2040	9	9	3.50%, 08/01/2045	912	916
3.50%, 11/01/2040	38	38	3.50%, 08/01/2045	868	871
3.50%, 12/01/2040	43	43	3.50%, 09/01/2045	936	939
3.50%, 01/01/2041	29	29	3.50%, 09/01/2045	845	848
3.50%, 02/01/2041	17	17	3.50%, 09/01/2045	470	472
3.50%, 02/01/2041	19	20	3.50%, 10/01/2045	23	23
3.50%, 03/01/2041	71	72	3.50%, 11/01/2045	725	727
3.50%, 03/01/2041	97	98	3.50%, 11/01/2045	903	906
3.50%, 10/01/2041	172	174	3.50%, 11/01/2045	21	21
3.50%, 12/01/2041	551	556	3.50%, 11/01/2045	379	380
3.50%, 12/01/2041	181	183	3.50%, 12/01/2045	740	743
3.50%, 12/01/2041	507	512	3.50%, 12/01/2045	813	816
3.50%, 01/01/2042	102	103	3.50%, 12/01/2045	1,306	1,310
3.50%, 01/01/2042	185	187	3.50%, 01/01/2046	1,082	1,085
3.50%, 01/01/2042	94	95	3.50%, 02/01/2046	670	673
3.50%, 02/01/2042	45	45	3.50%, 02/01/2046	326	327
3.50%, 02/01/2042	20	20	3.50%, 02/01/2046	96	96
3.50%, 03/01/2042	126	127	3.50%, 03/01/2046	751	754
3.50%, 03/01/2042	198	199	3.50%, 03/01/2046	968	971
3.50%, 03/01/2042	59	60	3.50%, 03/01/2046	702	704
3.50%, 03/01/2042	397	401	3.50%, 03/01/2046	1,013	1,017
3.50%, 03/01/2042	47	47	3.50%, 04/01/2046	66	66
3.50%, 03/01/2042	106	106	3.50%, 05/01/2046	1,193	1,197
3.50%, 04/01/2042	119	121	3.50%, 06/01/2046	1,214	1,218
3.50%, 04/01/2042	89	90	3.50%, 06/01/2046	193	194
3.50%, 04/01/2042	85	86	3.50%, 07/01/2046	863	866
3.50%, 04/01/2042	74	74	3.50%, 09/01/2046	834	837
3.50%, 05/01/2042	908	917	3.50%, 11/01/2046	1,239	1,245
3.50%, 05/01/2042	132	133	3.50%, 12/01/2046	984	987
3.50%, 07/01/2042	234	236	3.50%, 01/01/2047	1,676	1,682
3.50%, 07/01/2042	128	130	3.50%, 02/01/2047	1,455	1,460
			3.50%, 01/01/2048	1,685	1,690

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 03/01/2048	$1,244	$1,248	4.00%, 10/01/2040	$11	$11
3.50%, 03/01/2048	31	31	4.00%, 10/01/2040	21	22
3.50%, 04/01/2048(k)	30,200	30,263	4.00%, 10/01/2040	37	38
4.00%, 08/01/2018	18	18	4.00%, 10/01/2040	19	19
4.00%, 09/01/2018	7	7	4.00%, 10/01/2040	41	42
4.00%, 09/01/2018	3	3	4.00%, 10/01/2040	13	13
4.00%, 09/01/2018	2	2	4.00%, 10/01/2040	63	65
4.00%, 05/01/2019	21	21	4.00%, 11/01/2040	15	16
4.00%, 07/01/2019	1	1	4.00%, 12/01/2040	41	42
4.00%, 08/01/2019	488	502	4.00%, 12/01/2040	51	53
4.00%, 11/01/2020	273	281	4.00%, 12/01/2040	71	73
4.00%, 03/01/2024	51	52	4.00%, 12/01/2040	14	15
4.00%, 05/01/2024	10	10	4.00%, 12/01/2040	68	71
4.00%, 05/01/2024	12	13	4.00%, 01/01/2041	33	34
4.00%, 06/01/2024	19	19	4.00%, 01/01/2041	53	54
4.00%, 07/01/2024	19	19	4.00%, 01/01/2041	465	480
4.00%, 09/01/2024	9	9	4.00%, 01/01/2041	80	82
4.00%, 10/01/2024	71	73	4.00%, 02/01/2041	77	80
4.00%, 11/01/2024	5	5	4.00%, 02/01/2041	72	75
4.00%, 01/01/2025	16	17	4.00%, 02/01/2041	52	53
4.00%, 03/01/2025	18	18	4.00%, 02/01/2041	42	44
4.00%, 04/01/2025	5	5	4.00%, 02/01/2041	134	138
4.00%, 04/01/2025	91	93	4.00%, 02/01/2041	374	387
4.00%, 05/01/2025	15	16	4.00%, 03/01/2041	369	381
4.00%, 05/01/2025	15	15	4.00%, 03/01/2041	76	78
4.00%, 05/01/2025	3	3	4.00%, 03/01/2041	49	51
4.00%, 05/01/2025	24	24	4.00%, 04/01/2041	6	7
4.00%, 05/01/2025	5	5	4.00%, 09/01/2041	180	187
4.00%, 06/01/2025	5	5	4.00%, 09/01/2041	20	21
4.00%, 06/01/2025	16	17	4.00%, 09/01/2041	115	119
4.00%, 07/01/2025	26	27	4.00%, 10/01/2041	145	150
4.00%, 08/01/2025	10	10	4.00%, 10/01/2041	63	65
4.00%, 09/01/2025	17	18	4.00%, 10/01/2041	11	12
4.00%, 11/01/2025	23	24	4.00%, 11/01/2041	112	116
4.00%, 12/01/2025	30	31	4.00%, 11/01/2041	23	23
4.00%, 01/01/2026	52	53	4.00%, 11/01/2041	9	9
4.00%, 01/01/2026	18	19	4.00%, 11/01/2041	51	53
4.00%, 01/01/2026	42	43	4.00%, 11/01/2041	73	76
4.00%, 03/01/2026	38	39	4.00%, 12/01/2041	104	108
4.00%, 03/01/2026	3	3	4.00%, 12/01/2041	184	190
4.00%, 03/01/2026	71	73	4.00%, 12/01/2041	66	68
4.00%, 05/01/2026	17	17	4.00%, 12/01/2041	68	70
4.00%, 06/01/2026	20	21	4.00%, 12/01/2041	68	71
4.00%, 07/01/2026	20	21	4.00%, 01/01/2042	85	88
4.00%, 08/01/2026	85	87	4.00%, 01/01/2042	71	74
4.00%, 09/01/2026	44	45	4.00%, 01/01/2042	23	24
4.00%, 04/01/2029	6	6	4.00%, 02/01/2042	51	53
4.00%, 10/01/2030	17	17	4.00%, 05/01/2042	501	518
4.00%, 12/01/2030	146	151	4.00%, 02/01/2043	115	118
4.00%, 02/01/2031	49	50	4.00%, 02/01/2043	184	191
4.00%, 07/01/2031	31	32	4.00%, 08/01/2043	117	120
4.00%, 10/01/2031	124	130	4.00%, 09/01/2043	23	24
4.00%, 11/01/2031	30	31	4.00%, 09/01/2043	95	98
4.00%, 12/01/2031	24	25	4.00%, 12/01/2043	184	190
4.00%, 01/01/2032	37	38	4.00%, 01/01/2044	528	545
4.00%, 09/01/2033	270	281	4.00%, 02/01/2044	42	43
4.00%, 01/01/2036	270	281	4.00%, 04/01/2044	598	615
4.00%, 02/01/2036	173	179	4.00%, 06/01/2044	516	532
4.00%, 06/01/2036	152	158	4.00%, 06/01/2044	88	90
4.00%, 01/01/2037	208	216	4.00%, 06/01/2044	332	342
4.00%, 02/01/2037	550	570	4.00%, 07/01/2044	465	478
4.00%, 03/01/2039	8	8	4.00%, 07/01/2044	636	654
4.00%, 08/01/2039	5	6	4.00%, 09/01/2044	236	242
4.00%, 08/01/2039	29	30	4.00%, 10/01/2044	330	340
4.00%, 10/01/2039	279	287	4.00%, 10/01/2044	113	116
4.00%, 10/01/2039	12	12	4.00%, 10/01/2044	234	241
4.00%, 11/01/2039	37	38	4.00%, 10/01/2044	344	354
4.00%, 12/01/2039	9	10	4.00%, 10/01/2044	881	907
4.00%, 02/01/2040	30	31	4.00%, 11/01/2044	127	130
4.00%, 05/01/2040	6	6	4.00%, 11/01/2044	87	90
4.00%, 05/01/2040	24	24	4.00%, 11/01/2044	341	351
4.00%, 08/01/2040	23	24	4.00%, 12/01/2044	433	445
			4.00%, 12/01/2044	81	84

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 12/01/2044	$404	$416	4.50%, 07/01/2031	$63	$66
4.00%, 12/01/2044	107	110	4.50%, 08/01/2031	34	35
4.00%, 12/01/2044	77	79	4.50%, 08/01/2033	19	19
4.00%, 01/01/2045	47	48	4.50%, 08/01/2033	1	1
4.00%, 01/01/2045	35	36	4.50%, 11/01/2033	43	45
4.00%, 01/01/2045	223	229	4.50%, 02/01/2035	133	140
4.00%, 01/01/2045	13	14	4.50%, 12/01/2035	106	112
4.00%, 02/01/2045	300	308	4.50%, 01/01/2036	2	2
4.00%, 02/01/2045	599	616	4.50%, 03/01/2036	5	6
4.00%, 02/01/2045	226	232	4.50%, 04/01/2038	27	28
4.00%, 03/01/2045	22	23	4.50%, 06/01/2038	24	25
4.00%, 05/01/2045(k)	1,400	1,434	4.50%, 01/01/2039	4	4
4.00%, 07/01/2045	367	377	4.50%, 02/01/2039	12	13
4.00%, 07/01/2045	34	35	4.50%, 04/01/2039	56	60
4.00%, 07/01/2045	474	487	4.50%, 04/01/2039	9	9
4.00%, 08/01/2045	13	14	4.50%, 04/01/2039	44	46
4.00%, 08/01/2045	47	49	4.50%, 06/01/2039	42	44
4.00%, 09/01/2045	611	627	4.50%, 06/01/2039	22	23
4.00%, 10/01/2045	166	171	4.50%, 06/01/2039	13	14
4.00%, 10/01/2045	609	626	4.50%, 06/01/2039	73	77
4.00%, 11/01/2045	748	769	4.50%, 07/01/2039	38	40
4.00%, 11/01/2045	112	115	4.50%, 07/01/2039	25	27
4.00%, 11/01/2045	20	21	4.50%, 07/01/2039	52	55
4.00%, 11/01/2045	287	295	4.50%, 08/01/2039	29	31
4.00%, 12/01/2045	180	185	4.50%, 09/01/2039	24	26
4.00%, 12/01/2045	295	303	4.50%, 10/01/2039	18	19
4.00%, 01/01/2046	544	558	4.50%, 10/01/2039	72	76
4.00%, 02/01/2046	146	150	4.50%, 10/01/2039	43	45
4.00%, 02/01/2046	699	718	4.50%, 12/01/2039	17	18
4.00%, 02/01/2046	166	170	4.50%, 12/01/2039	43	46
4.00%, 03/01/2046	328	336	4.50%, 12/01/2039	15	16
4.00%, 03/01/2046	263	270	4.50%, 12/01/2039	89	94
4.00%, 03/01/2046	284	292	4.50%, 12/01/2039	59	62
4.00%, 03/01/2046	148	152	4.50%, 01/01/2040	99	104
4.00%, 04/01/2046	578	593	4.50%, 01/01/2040	76	80
4.00%, 04/01/2046	42	44	4.50%, 02/01/2040	54	57
4.00%, 07/01/2046	989	1,016	4.50%, 02/01/2040	32	34
4.00%, 08/01/2046	34	35	4.50%, 03/01/2040	35	37
4.00%, 04/01/2047	1,470	1,511	4.50%, 04/01/2040	47	50
4.00%, 06/01/2047	1,440	1,479	4.50%, 05/01/2040	34	36
4.00%, 08/01/2047	1,372	1,410	4.50%, 05/01/2040	31	33
4.00%, 08/01/2047	1,604	1,647	4.50%, 05/01/2040	130	137
4.00%, 04/01/2048(k)	23,100	23,705	4.50%, 05/01/2040	80	85
4.50%, 05/01/2018	2	2	4.50%, 06/01/2040	22	24
4.50%, 08/01/2018	8	8	4.50%, 07/01/2040	1	1
4.50%, 09/01/2018	23	24	4.50%, 07/01/2040	29	31
4.50%, 12/01/2018	17	17	4.50%, 08/01/2040	43	45
4.50%, 03/01/2019	14	14	4.50%, 08/01/2040	243	257
4.50%, 05/01/2019	5	6	4.50%, 08/01/2040	130	138
4.50%, 01/01/2020	21	21	4.50%, 08/01/2040	69	73
4.50%, 09/01/2020	1	1	4.50%, 09/01/2040	20	21
4.50%, 05/01/2022	5	5	4.50%, 09/01/2040	25	26
4.50%, 02/01/2024	3	3	4.50%, 09/01/2040	15	15
4.50%, 04/01/2024	1	1	4.50%, 10/01/2040	100	106
4.50%, 04/01/2024	1	1	4.50%, 12/01/2040	230	242
4.50%, 11/01/2024	8	8	4.50%, 12/01/2040	17	18
4.50%, 12/01/2024	12	12	4.50%, 03/01/2041	40	42
4.50%, 12/01/2024	20	21	4.50%, 03/01/2041	140	148
4.50%, 02/01/2025	31	31	4.50%, 03/01/2041	41	44
4.50%, 02/01/2025	24	24	4.50%, 03/01/2041	28	30
4.50%, 04/01/2025	3	3	4.50%, 04/01/2041	5	6
4.50%, 05/01/2025	21	22	4.50%, 04/01/2041	34	36
4.50%, 04/01/2026	32	33	4.50%, 05/01/2041	127	134
4.50%, 07/01/2029	3	3	4.50%, 05/01/2041	86	91
4.50%, 02/01/2030	14	15	4.50%, 05/01/2041	47	49
4.50%, 04/01/2030	5	5	4.50%, 06/01/2041	100	106
4.50%, 08/01/2030	103	108	4.50%, 06/01/2041	156	164
4.50%, 09/01/2030	84	88	4.50%, 06/01/2041	82	87
4.50%, 01/01/2031	17	18	4.50%, 06/01/2041	39	41
4.50%, 04/01/2031	10	10	4.50%, 06/01/2041	25	26
4.50%, 05/01/2031	15	16	4.50%, 07/01/2041	33	35
			4.50%, 07/01/2041	53	56
			4.50%, 07/01/2041	43	46

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 08/01/2041	$51	$54	5.00%, 02/01/2024	$60	$62
4.50%, 09/01/2041	62	66	5.00%, 07/01/2024	6	7
4.50%, 09/01/2041	53	56	5.00%, 12/01/2024	30	31
4.50%, 09/01/2041	265	280	5.00%, 03/01/2028	137	148
4.50%, 10/01/2041	54	57	5.00%, 04/01/2029	11	12
4.50%, 11/01/2041	52	55	5.00%, 09/01/2029	137	147
4.50%, 11/01/2041	70	74	5.00%, 03/01/2030	19	21
4.50%, 11/01/2041	58	61	5.00%, 08/01/2030	23	25
4.50%, 11/01/2041	65	68	5.00%, 05/01/2033	13	14
4.50%, 12/01/2041	65	69	5.00%, 05/01/2033	9	9
4.50%, 04/01/2042	25	26	5.00%, 07/01/2033	59	64
4.50%, 09/01/2042	117	123	5.00%, 08/01/2033	3	3
4.50%, 04/01/2043(k)	75	79	5.00%, 09/01/2033	29	31
4.50%, 09/01/2043	156	163	5.00%, 09/01/2033	35	38
4.50%, 09/01/2043	399	419	5.00%, 11/01/2033	36	39
4.50%, 09/01/2043	387	409	5.00%, 02/01/2034	5	5
4.50%, 10/01/2043	403	423	5.00%, 03/01/2034	6	7
4.50%, 11/01/2043	14	15	5.00%, 05/01/2034	51	55
4.50%, 12/01/2043	20	21	5.00%, 02/01/2035	42	46
4.50%, 12/01/2043	152	160	5.00%, 03/01/2035	6	6
4.50%, 01/01/2044	638	668	5.00%, 04/01/2035	6	7
4.50%, 01/01/2044	623	655	5.00%, 06/01/2035	82	88
4.50%, 02/01/2044	354	371	5.00%, 07/01/2035	10	10
4.50%, 03/01/2044	189	199	5.00%, 07/01/2035	3	4
4.50%, 03/01/2044	319	335	5.00%, 07/01/2035	103	111
4.50%, 04/01/2044	42	44	5.00%, 07/01/2035	37	40
4.50%, 04/01/2044	112	118	5.00%, 07/01/2035	178	193
4.50%, 05/01/2044	810	851	5.00%, 09/01/2035	5	6
4.50%, 05/01/2044	244	256	5.00%, 10/01/2035	18	20
4.50%, 05/01/2044	88	93	5.00%, 01/01/2036	33	36
4.50%, 05/01/2044	241	253	5.00%, 03/01/2036	33	36
4.50%, 05/01/2044	165	173	5.00%, 03/01/2036	21	23
4.50%, 06/01/2044	479	505	5.00%, 04/01/2036	1	2
4.50%, 06/01/2044	308	324	5.00%, 05/01/2036	1	1
4.50%, 06/01/2044	256	269	5.00%, 06/01/2036	68	73
4.50%, 06/01/2044	203	214	5.00%, 07/01/2036	46	50
4.50%, 06/01/2044	410	431	5.00%, 04/01/2037	442	474
4.50%, 07/01/2044	476	500	5.00%, 07/01/2037	13	14
4.50%, 07/01/2044	276	290	5.00%, 02/01/2038	86	93
4.50%, 07/01/2044	6	7	5.00%, 04/01/2038	34	36
4.50%, 08/01/2044	111	116	5.00%, 05/01/2038	1	1
4.50%, 08/01/2044	44	46	5.00%, 06/01/2038	4	4
4.50%, 08/01/2044	17	18	5.00%, 12/01/2038	9	10
4.50%, 08/01/2044	351	368	5.00%, 01/01/2039	383	413
4.50%, 08/01/2044	298	312	5.00%, 01/01/2039	28	30
4.50%, 10/01/2044	23	24	5.00%, 02/01/2039	40	43
4.50%, 12/01/2044	369	387	5.00%, 03/01/2039	1	1
4.50%, 03/01/2046	73	76	5.00%, 03/01/2039	17	19
4.50%, 04/01/2046	441	462	5.00%, 04/01/2039	29	31
4.50%, 07/01/2046	31	32	5.00%, 04/01/2039	14	15
4.50%, 08/01/2046	34	35	5.00%, 04/01/2039	37	40
4.50%, 08/01/2046	317	332	5.00%, 06/01/2039	68	73
4.50%, 01/01/2047	115	120	5.00%, 07/01/2039	160	172
4.50%, 01/01/2047	168	176	5.00%, 07/01/2039	42	45
4.50%, 01/01/2047	234	246	5.00%, 07/01/2039	171	183
4.50%, 02/01/2047	398	417	5.00%, 10/01/2039	33	36
4.50%, 02/01/2047	208	218	5.00%, 12/01/2039	69	74
4.50%, 03/01/2047	948	997	5.00%, 12/01/2039	29	31
4.50%, 03/01/2047	313	328	5.00%, 01/01/2040	62	68
4.50%, 11/01/2047	714	750	5.00%, 02/01/2040	86	94
5.00%, 06/01/2019	4	4	5.00%, 05/01/2040	18	19
5.00%, 07/01/2019	2	2	5.00%, 05/01/2040	112	120
5.00%, 11/01/2020	56	57	5.00%, 06/01/2040	43	46
5.00%, 11/01/2021	2	2	5.00%, 06/01/2040	55	60
5.00%, 02/01/2023	10	10	5.00%, 06/01/2040	7	8
5.00%, 07/01/2023	1	1	5.00%, 08/01/2040	25	27
5.00%, 09/01/2023	48	50	5.00%, 08/01/2040	18	19
5.00%, 12/01/2023	7	7	5.00%, 08/01/2040	84	91
5.00%, 12/01/2023	3	3	5.00%, 09/01/2040	74	80
5.00%, 01/01/2024	24	24	5.00%, 09/01/2040	8	9
5.00%, 01/01/2024	6	6	5.00%, 11/01/2040	29	31
			5.00%, 02/01/2041	353	381
			5.00%, 02/01/2041	231	249

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 04/01/2041	$23	$25	5.50%, 11/01/2036	$9	$10
5.00%, 05/01/2041	34	36	5.50%, 12/01/2036	118	129
5.00%, 05/01/2041	15	16	5.50%, 01/01/2037	14	15
5.00%, 05/01/2041	34	36	5.50%, 02/01/2037	27	29
5.00%, 05/01/2041	33	35	5.50%, 03/01/2037	91	100
5.00%, 07/01/2041	305	330	5.50%, 03/01/2037	177	194
5.00%, 07/01/2041	8	8	5.50%, 05/01/2037	113	123
5.00%, 09/01/2041	853	920	5.50%, 05/01/2037	390	428
5.00%, 05/01/2042	477	516	5.50%, 05/01/2037	12	13
5.00%, 09/01/2043	402	433	5.50%, 05/01/2037	1	1
5.00%, 10/01/2043	127	136	5.50%, 06/01/2037	30	33
5.00%, 11/01/2043	399	426	5.50%, 07/01/2037	4	4
5.00%, 12/01/2043	346	373	5.50%, 07/01/2037	1	1
5.00%, 01/01/2044	107	116	5.50%, 08/01/2037	188	206
5.00%, 01/01/2044	84	90	5.50%, 08/01/2037	146	160
5.00%, 03/01/2044	331	354	5.50%, 08/01/2037	147	161
5.00%, 03/01/2044	191	204	5.50%, 01/01/2038	6	6
5.00%, 05/01/2044	197	211	5.50%, 01/01/2038	5	5
5.00%, 07/01/2044	209	224	5.50%, 02/01/2038	39	43
5.00%, 08/01/2044	109	117	5.50%, 02/01/2038	16	18
5.00%, 11/01/2044	339	363	5.50%, 02/01/2038	15	16
5.50%, 12/01/2018	1	1	5.50%, 03/01/2038	9	10
5.50%, 08/01/2019	6	6	5.50%, 03/01/2038	11	12
5.50%, 05/01/2021	3	3	5.50%, 03/01/2038	20	22
5.50%, 10/01/2021	1	1	5.50%, 03/01/2038	56	61
5.50%, 11/01/2022	8	8	5.50%, 05/01/2038	16	18
5.50%, 11/01/2022	3	3	5.50%, 05/01/2038	5	5
5.50%, 02/01/2023	6	7	5.50%, 05/01/2038	262	285
5.50%, 03/01/2023	6	6	5.50%, 06/01/2038	121	132
5.50%, 04/01/2023	9	9	5.50%, 06/01/2038	148	162
5.50%, 07/01/2023	7	7	5.50%, 06/01/2038	1	1
5.50%, 09/01/2023	6	6	5.50%, 06/01/2038	13	14
5.50%, 12/01/2023	4	4	5.50%, 06/01/2038	2	2
5.50%, 05/01/2025	3	3	5.50%, 07/01/2038	8	9
5.50%, 06/01/2028	6	7	5.50%, 07/01/2038	11	12
5.50%, 09/01/2028	2	2	5.50%, 08/01/2038	144	157
5.50%, 01/01/2029	5	5	5.50%, 11/01/2038	4	4
5.50%, 12/01/2029	25	28	5.50%, 11/01/2038	6	7
5.50%, 06/01/2033	9	10	5.50%, 11/01/2038	5	5
5.50%, 10/01/2033	185	204	5.50%, 11/01/2038	148	162
5.50%, 04/01/2034	45	50	5.50%, 11/01/2038	63	69
5.50%, 04/01/2034	24	26	5.50%, 11/01/2038	8	9
5.50%, 04/01/2034	33	36	5.50%, 12/01/2038	8	8
5.50%, 05/01/2034	29	32	5.50%, 12/01/2038	13	14
5.50%, 06/01/2034	3	3	5.50%, 12/01/2038	11	12
5.50%, 11/01/2034	26	28	5.50%, 01/01/2039	13	14
5.50%, 01/01/2035	26	28	5.50%, 04/01/2039	4	5
5.50%, 01/01/2035	7	7	5.50%, 06/01/2039	154	170
5.50%, 03/01/2035	11	12	5.50%, 07/01/2039	36	39
5.50%, 04/01/2035	1	1	5.50%, 09/01/2039	25	27
5.50%, 04/01/2035	14	16	5.50%, 10/01/2039	8	9
5.50%, 08/01/2035	3	4	5.50%, 12/01/2039	17	18
5.50%, 09/01/2035	1	2	5.50%, 12/01/2039	45	50
5.50%, 10/01/2035	5	5	5.50%, 05/01/2040	84	91
5.50%, 10/01/2035	3	3	5.50%, 06/01/2040	6	6
5.50%, 11/01/2035	207	227	5.50%, 07/01/2040	26	28
5.50%, 12/01/2035	9	10	5.50%, 07/01/2041	119	130
5.50%, 01/01/2036	3	3	5.50%, 09/01/2041	35	39
5.50%, 02/01/2036	19	21	5.50%, 09/01/2041	49	54
5.50%, 04/01/2036	1	1	6.00%, 12/01/2032	15	17
5.50%, 04/01/2036	30	33	6.00%, 01/01/2033	4	5
5.50%, 05/01/2036	125	138	6.00%, 10/01/2033	5	6
5.50%, 07/01/2036	15	16	6.00%, 12/01/2033	11	13
5.50%, 08/01/2036	42	46	6.00%, 10/01/2034	17	19
5.50%, 09/01/2036	42	46	6.00%, 12/01/2034	7	8
5.50%, 09/01/2036	17	19	6.00%, 01/01/2035	39	44
5.50%, 10/01/2036	39	43	6.00%, 07/01/2035	30	33
5.50%, 11/01/2036	13	15	6.00%, 07/01/2035	64	71
5.50%, 11/01/2036	5	6	6.00%, 10/01/2035	29	32
			6.00%, 05/01/2036	2	2
			6.00%, 05/01/2036	1	1
			6.00%, 05/01/2036	3	3

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 06/01/2036	$20	$22	2.50%, 06/20/2045	$155	$148
6.00%, 02/01/2037	3	4	2.50%, 10/15/2046	244	233
6.00%, 02/01/2037	22	25	2.50%, 11/20/2046	184	176
6.00%, 03/01/2037	16	18	2.50%, 12/20/2046	504	481
6.00%, 03/01/2037	42	47	2.50%, 01/20/2047	688	656
6.00%, 06/01/2037	9	11	3.00%, 01/20/2027	20	20
6.00%, 07/01/2037	3	4	3.00%, 04/15/2027	78	79
6.00%, 09/01/2037	23	25	3.00%, 04/20/2027	135	136
6.00%, 10/01/2037	3	3	3.00%, 09/20/2027	140	141
6.00%, 11/01/2037	5	6	3.00%, 11/20/2027	72	72
6.00%, 11/01/2037	5	6	3.00%, 09/20/2028	87	87
6.00%, 12/01/2037	8	9	3.00%, 10/20/2028	124	125
6.00%, 01/01/2038	128	143	3.00%, 11/20/2028	49	49
6.00%, 01/01/2038	5	5	3.00%, 01/20/2029	39	39
6.00%, 01/01/2038	10	11	3.00%, 05/20/2029	155	156
6.00%, 02/01/2038	4	5	3.00%, 07/20/2030	311	313
6.00%, 03/01/2038	50	55	3.00%, 01/20/2031	192	194
6.00%, 03/01/2038	8	9	3.00%, 07/20/2032	255	256
6.00%, 05/01/2038	6	7	3.00%, 01/20/2033	123	124
6.00%, 05/01/2038	4	4	3.00%, 04/15/2042	21	21
6.00%, 08/01/2038	9	10	3.00%, 08/20/2042	11	11
6.00%, 09/01/2038	39	44	3.00%, 09/20/2042	237	234
6.00%, 10/01/2038	21	24	3.00%, 10/15/2042	303	299
6.00%, 11/01/2038	35	40	3.00%, 12/20/2042	474	469
6.00%, 12/01/2038	4	5	3.00%, 01/20/2043	675	667
6.00%, 10/01/2039	11	13	3.00%, 03/20/2043	292	288
6.00%, 10/01/2039	11	12	3.00%, 03/20/2043	908	898
6.00%, 04/01/2040	25	27	3.00%, 04/01/2043	21,075	20,734
6.00%, 09/01/2040	8	9	3.00%, 04/15/2043	55	54
6.00%, 10/01/2040	12	14	3.00%, 04/20/2043	1,190	1,177
6.00%, 10/01/2040	28	32	3.00%, 05/15/2043	20	20
6.00%, 05/01/2041	254	285	3.00%, 05/15/2043	42	42
6.50%, 12/01/2031	1	1	3.00%, 05/15/2043	16	16
6.50%, 03/01/2032	1	1	3.00%, 06/15/2043	435	432
6.50%, 07/01/2032	5	6	3.00%, 06/20/2043	262	259
6.50%, 11/01/2033	7	8	3.00%, 07/15/2043	134	133
6.50%, 08/01/2034	16	18	3.00%, 08/15/2043	269	267
6.50%, 09/01/2034	12	14	3.00%, 08/15/2043	298	295
6.50%, 10/01/2034	4	5	3.00%, 08/20/2043	123	122
6.50%, 07/01/2037	10	11	3.00%, 09/20/2043	459	454
6.50%, 07/01/2037	5	6	3.00%, 10/20/2043	230	227
6.50%, 08/01/2037	3	3	3.00%, 11/20/2043	171	170
6.50%, 10/01/2037	34	38	3.00%, 03/20/2044	343	339
6.50%, 01/01/2038	141	157	3.00%, 05/15/2044	37	36
6.50%, 01/01/2038	4	4	3.00%, 08/20/2044	1,383	1,368
6.50%, 02/01/2038	6	7	3.00%, 11/15/2044	328	324
6.50%, 02/01/2038	8	10	3.00%, 11/20/2044	546	539
6.50%, 03/01/2038	2	3	3.00%, 12/20/2044	655	648
6.50%, 03/01/2038	30	33	3.00%, 02/15/2045	353	349
6.50%, 05/01/2038	94	108	3.00%, 03/15/2045	88	87
6.50%, 05/01/2038	9	11	3.00%, 04/20/2045	63	62
6.50%, 09/01/2038	4	5	3.00%, 05/20/2045	581	574
6.50%, 10/01/2039	8	9	3.00%, 07/15/2045	256	253
7.00%, 12/01/2037	12	14	3.00%, 07/20/2045	1,813	1,791
7.00%, 12/01/2037	7	8	3.00%, 08/15/2045	260	257
7.50%, 05/01/2031	9	11	3.00%, 08/20/2045	1,225	1,211
		$291,052	3.00%, 10/20/2045	1,169	1,154
Government National Mortgage Association (GNMA) - 8.21%			3.00%, 11/20/2045	666	657
2.50%, 08/20/2027	76	76	3.00%, 12/20/2045	965	953
2.50%, 09/20/2027	159	158	3.00%, 02/20/2046	311	307
2.50%, 01/20/2028	194	192	3.00%, 03/20/2046	1,188	1,173
2.50%, 03/20/2028	143	142	3.00%, 04/20/2046	1,141	1,127
2.50%, 04/20/2028	145	144	3.00%, 05/20/2046	320	316
2.50%, 07/20/2028	141	140	3.00%, 06/20/2046	409	404
2.50%, 11/20/2030	68	67	3.00%, 07/20/2046	1,255	1,238
2.50%, 03/20/2031	171	168	3.00%, 08/20/2046	1,281	1,264
2.50%, 04/20/2032	91	90	3.00%, 09/20/2046	1,307	1,290
2.50%, 05/20/2032	204	201	3.00%, 11/15/2046	100	99
2.50%, 03/15/2043	191	182	3.00%, 11/20/2046	378	373
2.50%, 07/20/2043	245	236	3.00%, 11/20/2046	455	448
			3.00%, 12/20/2046	1,351	1,332
			3.00%, 01/20/2047	1,363	1,343
			3.00%, 07/20/2047	69	68

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA) (continued)				Government National Mortgage Association (GNMA) (continued)
3.00%, 10/20/2047	$1,574	$1,550		3.50%, 05/20/2046	$1,184	$1,197
3.00%, 11/20/2047	750	738		3.50%, 06/20/2046	1,228	1,242
3.00%, 12/20/2047	2,368	2,331		3.50%, 07/15/2046	185	187
3.50%, 12/15/2025	10	10		3.50%, 07/20/2046	785	793
3.50%, 02/15/2026	34	35		3.50%, 08/20/2046	1,216	1,229
3.50%, 05/15/2026	15	16		3.50%, 09/20/2046	1,369	1,383
3.50%, 03/20/2027	33	34		3.50%, 10/20/2046	1,632	1,649
3.50%, 04/20/2027	53	54		3.50%, 11/20/2046	1,245	1,258
3.50%, 09/20/2028	205	210		3.50%, 12/20/2046	1,280	1,294
3.50%, 01/20/2041	53	53		3.50%, 02/20/2047	871	880
3.50%, 11/15/2041	39	40		3.50%, 03/20/2047	1,233	1,246
3.50%, 11/20/2041	16	17		3.50%, 04/20/2047	314	317
3.50%, 01/15/2042	48	49		3.50%, 05/20/2047	909	919
3.50%, 01/20/2042	77	78		3.50%, 06/20/2047	1,398	1,413
3.50%, 02/15/2042	301	307		3.50%, 07/20/2047	1,427	1,442
3.50%, 02/15/2042	75	76		3.50%, 08/20/2047	966	976
3.50%, 02/20/2042	73	74		3.50%, 11/20/2047	988	999
3.50%, 03/15/2042	64	65		3.50%, 12/20/2047	1,488	1,504
3.50%, 03/15/2042	67	68		3.50%, 04/01/2048(k)	300	303
3.50%, 03/20/2042	83	85		4.00%, 07/15/2024	55	57
3.50%, 04/15/2042	347	352		4.00%, 08/15/2024	14	15
3.50%, 04/15/2042	157	160		4.00%, 12/15/2024	12	12
3.50%, 04/20/2042	168	170		4.00%, 11/15/2025	10	10
3.50%, 05/15/2042	7	7		4.00%, 05/15/2026	13	14
3.50%, 05/15/2042	102	104		4.00%, 06/15/2039	8	9
3.50%, 05/20/2042	1,268	1,287		4.00%, 07/20/2040	30	32
3.50%, 06/20/2042	356	362		4.00%, 08/15/2040	123	127
3.50%, 07/20/2042	1,414	1,435		4.00%, 08/15/2040	29	30
3.50%, 08/15/2042	93	94		4.00%, 09/15/2040	54	57
3.50%, 08/20/2042	272	276		4.00%, 09/15/2040	5	5
3.50%, 10/20/2042	828	841		4.00%, 09/15/2040	25	26
3.50%, 01/15/2043	287	291		4.00%, 10/15/2040	46	48
3.50%, 01/15/2043	473	482		4.00%, 11/15/2040	30	31
3.50%, 01/20/2043	416	422		4.00%, 11/15/2040	6	6
3.50%, 02/20/2043	1,275	1,295		4.00%, 11/20/2040	25	26
3.50%, 03/20/2043	529	536		4.00%, 12/20/2040	50	52
3.50%, 03/20/2043	1,223	1,242		4.00%, 01/15/2041	77	79
3.50%, 04/01/2043	26,400	26,656		4.00%, 01/15/2041	46	48
3.50%, 04/15/2043	145	148		4.00%, 01/15/2041	28	29
3.50%, 04/15/2043	71	72		4.00%, 01/20/2041	81	85
3.50%, 04/20/2043	330	335		4.00%, 05/15/2041	47	49
3.50%, 04/20/2043	1,210	1,229		4.00%, 05/15/2041	21	22
3.50%, 05/01/2043	2,300	2,318		4.00%, 07/20/2041	27	28
3.50%, 06/15/2043	49	49		4.00%, 08/15/2041	20	20
3.50%, 06/15/2043	48	49		4.00%, 08/15/2041	41	43
3.50%, 07/20/2043	839	852		4.00%, 08/15/2041	119	123
3.50%, 08/15/2043	151	153		4.00%, 09/15/2041	71	74
3.50%, 08/20/2043	221	224		4.00%, 09/15/2041	94	97
3.50%, 09/20/2043	769	781		4.00%, 09/15/2041	31	32
3.50%, 01/20/2044	11	11		4.00%, 09/15/2041	38	39
3.50%, 02/20/2044	91	92		4.00%, 09/20/2041	135	141
3.50%, 04/20/2044	382	387		4.00%, 10/15/2041	25	26
3.50%, 07/20/2044	1,055	1,069		4.00%, 10/15/2041	43	45
3.50%, 08/20/2044	1,091	1,105		4.00%, 11/15/2041	152	157
3.50%, 09/15/2044	31	31		4.00%, 11/20/2041	49	51
3.50%, 09/20/2044	404	409		4.00%, 12/15/2041	42	43
3.50%, 10/20/2044	437	443		4.00%, 12/15/2041	8	9
3.50%, 11/20/2044	481	486		4.00%, 12/20/2041	47	49
3.50%, 12/20/2044	542	548		4.00%, 01/15/2042	17	18
3.50%, 02/20/2045	540	546		4.00%, 01/15/2042	65	67
3.50%, 05/20/2045	770	779		4.00%, 01/20/2042	257	269
3.50%, 06/20/2045	153	155		4.00%, 02/20/2042	202	211
3.50%, 07/20/2045	870	880		4.00%, 03/15/2042	103	106
3.50%, 08/20/2045	498	503		4.00%, 03/15/2042	137	141
3.50%, 09/20/2045	267	270		4.00%, 03/20/2042	248	259
3.50%, 10/20/2045	2,012	2,035		4.00%, 04/20/2042	213	222
3.50%, 11/20/2045	1,612	1,630		4.00%, 05/15/2042	381	393
3.50%, 12/20/2045	1,003	1,014		4.00%, 05/20/2042	20	21
3.50%, 01/20/2046	1,966	1,988		4.00%, 07/20/2042	489	510
3.50%, 02/20/2046	144	146		4.00%, 05/01/2043	175	180
3.50%, 03/20/2046	1,213	1,227		4.00%, 06/20/2043	67	69
3.50%, 04/20/2046	1,068	1,080		4.00%, 08/15/2043	15	15
				4.00%, 09/15/2043	278	286

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 09/20/2043	$90	$93	4.50%, 06/15/2040	$15	$16
4.00%, 10/20/2043	137	142	4.50%, 06/15/2040	23	24
4.00%, 11/20/2043	316	327	4.50%, 07/15/2040	326	341
4.00%, 02/20/2044	746	772	4.50%, 07/15/2040	22	23
4.00%, 03/15/2044	295	304	4.50%, 07/15/2040	18	19
4.00%, 04/20/2044	362	375	4.50%, 08/15/2040	28	29
4.00%, 05/20/2044	487	504	4.50%, 08/15/2040	35	37
4.00%, 06/20/2044	363	376	4.50%, 08/15/2040	99	105
4.00%, 07/20/2044	1,457	1,508	4.50%, 08/15/2040	44	47
4.00%, 08/20/2044	1,015	1,051	4.50%, 08/15/2040	30	32
4.00%, 09/20/2044	910	942	4.50%, 09/15/2040	36	38
4.00%, 10/20/2044	1,215	1,258	4.50%, 09/15/2040	36	38
4.00%, 11/20/2044	556	576	4.50%, 10/15/2040	42	44
4.00%, 12/20/2044	967	1,001	4.50%, 12/15/2040	19	20
4.00%, 01/15/2045	73	75	4.50%, 01/20/2041	38	40
4.00%, 01/20/2045	804	833	4.50%, 01/20/2041	56	59
4.00%, 03/15/2045	60	62	4.50%, 02/20/2041	54	57
4.00%, 04/15/2045	40	41	4.50%, 02/20/2041	43	45
4.00%, 04/20/2045	525	544	4.50%, 03/15/2041	91	96
4.00%, 05/15/2045	338	348	4.50%, 03/15/2041	16	17
4.00%, 07/15/2045	107	110	4.50%, 03/20/2041	24	25
4.00%, 07/20/2045	221	228	4.50%, 03/20/2041	42	45
4.00%, 08/15/2045	57	58	4.50%, 04/15/2041	40	42
4.00%, 08/20/2045	624	646	4.50%, 04/15/2041	16	17
4.00%, 09/20/2045	900	932	4.50%, 04/20/2041	43	45
4.00%, 10/20/2045	467	483	4.50%, 05/15/2041	25	26
4.00%, 11/20/2045	165	171	4.50%, 05/15/2041	33	34
4.00%, 12/15/2045	213	219	4.50%, 06/15/2041	88	92
4.00%, 12/20/2045	405	419	4.50%, 06/20/2041	144	152
4.00%, 01/20/2046	262	271	4.50%, 07/15/2041	18	19
4.00%, 02/20/2046	387	401	4.50%, 07/15/2041	194	203
4.00%, 04/20/2046	637	658	4.50%, 07/15/2041	65	68
4.00%, 05/20/2046	324	335	4.50%, 07/20/2041	11	12
4.00%, 01/20/2047	422	434	4.50%, 07/20/2041	282	297
4.00%, 02/20/2047	1,232	1,267	4.50%, 08/15/2041	91	95
4.00%, 03/20/2047	1,226	1,263	4.50%, 08/20/2041	105	111
4.00%, 05/20/2047	1,656	1,706	4.50%, 09/20/2041	26	28
4.00%, 06/20/2047	1,634	1,683	4.50%, 11/20/2041	387	407
4.00%, 07/20/2047	2,402	2,479	4.50%, 12/20/2041	28	29
4.00%, 08/20/2047	193	198	4.50%, 01/20/2042	197	208
4.00%, 04/01/2048	5,275	5,422	4.50%, 02/20/2042	100	105
4.50%, 04/20/2026	9	9	4.50%, 03/20/2042	25	26
4.50%, 11/20/2033	6	6	4.50%, 04/20/2042	47	49
4.50%, 02/15/2039	174	180	4.50%, 05/20/2042	55	58
4.50%, 03/15/2039	70	74	4.50%, 05/20/2043	232	243
4.50%, 03/15/2039	25	26	4.50%, 06/20/2043	215	226
4.50%, 03/15/2039	17	18	4.50%, 08/20/2043	35	37
4.50%, 03/15/2039	33	35	4.50%, 09/20/2043	108	114
4.50%, 03/20/2039	35	37	4.50%, 10/20/2043	201	212
4.50%, 04/15/2039	28	29	4.50%, 11/20/2043	645	679
4.50%, 04/15/2039	52	54	4.50%, 03/20/2044	874	921
4.50%, 04/15/2039	54	57	4.50%, 04/20/2044	39	41
4.50%, 05/15/2039	7	7	4.50%, 05/20/2044	637	671
4.50%, 05/15/2039	195	202	4.50%, 07/20/2044	324	342
4.50%, 05/15/2039	8	8	4.50%, 09/20/2044	21	22
4.50%, 05/15/2039	68	72	4.50%, 10/20/2044	46	49
4.50%, 05/15/2039	62	66	4.50%, 11/20/2044	88	93
4.50%, 06/15/2039	63	66	4.50%, 12/20/2044	141	148
4.50%, 07/15/2039	14	15	4.50%, 02/20/2045	374	394
4.50%, 08/15/2039	72	76	4.50%, 03/20/2045	167	176
4.50%, 11/15/2039	13	14	4.50%, 04/20/2045	206	217
4.50%, 11/15/2039	292	311	4.50%, 06/20/2045	59	63
4.50%, 12/15/2039	62	66	4.50%, 10/20/2045	113	118
4.50%, 01/15/2040	73	77	4.50%, 12/20/2045	96	101
4.50%, 02/15/2040	10	11	4.50%, 06/20/2046	235	246
4.50%, 02/15/2040	31	32	4.50%, 09/15/2046	170	177
4.50%, 02/15/2040	14	14	4.50%, 12/20/2046	658	690
4.50%, 02/15/2040	11	11	4.50%, 02/20/2047	479	500
4.50%, 02/15/2040	15	16	4.50%, 04/20/2047	385	403
4.50%, 02/15/2040	11	12	4.50%, 06/15/2047	124	129
4.50%, 04/15/2040	489	517	4.50%, 06/15/2047	300	311
4.50%, 05/15/2040	26	27	4.50%, 08/20/2047	965	1,004
			4.50%, 10/20/2047	494	514

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
5.00%, 08/15/2033	$45	$48	5.00%, 12/20/2045	$173	$184
5.00%, 02/15/2034	52	56	5.00%, 04/20/2046	288	308
5.00%, 07/15/2035	135	145	5.50%, 01/15/2024	5	5
5.00%, 08/15/2035	31	33	5.50%, 11/15/2033	28	31
5.00%, 04/20/2037	3	3	5.50%, 03/15/2034	8	8
5.00%, 04/20/2038	250	268	5.50%, 04/15/2034	8	9
5.00%, 05/15/2038	60	64	5.50%, 07/15/2034	6	7
5.00%, 06/20/2038	26	28	5.50%, 11/15/2034	26	28
5.00%, 08/15/2038	85	91	5.50%, 02/15/2035	15	17
5.00%, 10/15/2038	14	15	5.50%, 03/15/2036	7	8
5.00%, 01/15/2039	69	74	5.50%, 04/15/2036	7	8
5.00%, 01/15/2039	89	96	5.50%, 12/15/2036	10	11
5.00%, 02/15/2039	84	91	5.50%, 04/15/2037	30	33
5.00%, 02/15/2039	78	84	5.50%, 05/15/2038	10	11
5.00%, 03/15/2039	129	139	5.50%, 06/15/2038	18	19
5.00%, 04/15/2039	109	117	5.50%, 08/15/2038	94	102
5.00%, 05/15/2039	9	9	5.50%, 08/15/2038	30	33
5.00%, 06/15/2039	28	30	5.50%, 09/15/2038	19	20
5.00%, 06/15/2039	45	48	5.50%, 10/20/2038	30	33
5.00%, 06/20/2039	31	34	5.50%, 11/15/2038	9	10
5.00%, 07/15/2039	54	59	5.50%, 12/20/2038	12	13
5.00%, 07/15/2039	18	19	5.50%, 01/15/2039	7	8
5.00%, 07/15/2039	23	25	5.50%, 01/15/2039	4	4
5.00%, 07/15/2039	24	25	5.50%, 01/15/2039	40	43
5.00%, 08/15/2039	34	37	5.50%, 01/15/2039	18	20
5.00%, 09/15/2039	11	11	5.50%, 02/15/2039	8	9
5.00%, 09/15/2039	25	27	5.50%, 02/20/2039	69	75
5.00%, 09/15/2039	34	37	5.50%, 05/15/2039	3	3
5.00%, 09/15/2039	28	31	5.50%, 12/15/2039	16	18
5.00%, 09/15/2039	29	31	5.50%, 01/15/2040	137	151
5.00%, 11/15/2039	44	48	5.50%, 03/15/2040	61	67
5.00%, 12/15/2039	46	49	5.50%, 04/15/2040	180	196
5.00%, 02/15/2040	48	52	5.50%, 06/20/2040	87	93
5.00%, 02/15/2040	44	47	5.50%, 07/20/2040	22	24
5.00%, 02/15/2040	33	35	5.50%, 11/15/2040	24	26
5.00%, 04/15/2040	27	28	5.50%, 12/20/2040	17	19
5.00%, 05/15/2040	30	32	5.50%, 01/20/2041	269	294
5.00%, 05/15/2040	14	15	5.50%, 04/20/2041	46	50
5.00%, 05/20/2040	9	9	5.50%, 10/20/2041	41	45
5.00%, 06/15/2040	41	44	5.50%, 11/20/2041	46	50
5.00%, 06/15/2040	58	62	5.50%, 10/20/2042	115	125
5.00%, 06/15/2040	25	27	5.50%, 11/20/2042	112	122
5.00%, 06/15/2040	4	4	5.50%, 06/20/2043	112	120
5.00%, 06/20/2040	40	44	5.50%, 09/20/2043	143	156
5.00%, 07/15/2040	21	22	5.50%, 01/20/2047	81	87
5.00%, 07/20/2040	40	43	6.00%, 07/15/2032	1	1
5.00%, 01/20/2041	22	24	6.00%, 12/15/2032	1	1
5.00%, 02/20/2041	51	54	6.00%, 10/15/2034	21	24
5.00%, 04/15/2041	297	317	6.00%, 04/15/2035	16	18
5.00%, 05/20/2041	44	47	6.00%, 04/15/2036	10	11
5.00%, 06/20/2041	12	13	6.00%, 06/15/2036	15	17
5.00%, 07/20/2041	18	20	6.00%, 04/15/2037	32	36
5.00%, 08/20/2041	125	134	6.00%, 05/15/2037	26	29
5.00%, 10/20/2041	16	18	6.00%, 10/20/2037	39	45
5.00%, 11/20/2041	49	53	6.00%, 11/20/2037	15	17
5.00%, 12/20/2041	36	39	6.00%, 01/15/2038	15	16
5.00%, 02/20/2042	180	193	6.00%, 08/15/2038	11	12
5.00%, 03/20/2042	38	41	6.00%, 01/15/2039	86	95
5.00%, 04/20/2042	117	125	6.00%, 09/15/2039	39	44
5.00%, 12/20/2042	328	350	6.00%, 09/15/2039	45	50
5.00%, 01/20/2043	64	68	6.00%, 11/15/2039	66	74
5.00%, 05/20/2043	72	77	6.00%, 01/20/2042	40	45
5.00%, 07/20/2043	175	187	6.50%, 10/20/2028	1	1
5.00%, 11/20/2043	200	214	6.50%, 05/20/2029	1	1
5.00%, 01/20/2044	134	143	6.50%, 05/20/2032	5	5
5.00%, 02/20/2044	191	204	6.50%, 05/15/2037	30	34
5.00%, 03/20/2044	121	129	6.50%, 08/20/2038	13	15
5.00%, 05/20/2044	54	57	6.50%, 09/15/2038	3	4
5.00%, 07/20/2044	101	108	7.00%, 03/15/2029	2	2
5.00%, 08/20/2044	48	52	7.00%, 07/15/2031	1	1
5.00%, 12/20/2044	81	87			$197,061
5.00%, 10/20/2045	99	105

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury - 36.60%			U.S. Treasury (continued)
0.75%, 07/15/2019	$5,235	$5,139	1.63%, 04/30/2023	$4,810	$4,592
0.75%, 08/15/2019	5,030	4,931	1.63%, 05/31/2023	3,540	3,376
0.88%, 05/15/2019	3,045	3,001	1.63%, 10/31/2023	3,020	2,866
0.88%, 06/15/2019	3,675	3,618	1.63%, 02/15/2026	6,652	6,137
0.88%, 07/31/2019	1,740	1,710	1.63%, 05/15/2026	7,295	6,710
0.88%, 09/15/2019	3,955	3,878	1.75%, 09/30/2019	7,295	7,243
1.00%, 06/30/2019	1,130	1,113	1.75%, 11/30/2019	3,100	3,074
1.00%, 08/31/2019	980	963	1.75%, 10/31/2020	3,000	2,954
1.00%, 09/30/2019	3,280	3,221	1.75%, 11/15/2020	2,865	2,820
1.00%, 10/15/2019	3,350	3,288	1.75%, 12/31/2020	3,975	3,909
1.00%, 11/15/2019	1,835	1,799	1.75%, 11/30/2021	4,865	4,741
1.00%, 11/30/2019	2,330	2,283	1.75%, 02/28/2022	3,335	3,243
1.13%, 05/31/2019	1,250	1,235	1.75%, 03/31/2022	4,135	4,018
1.13%, 12/31/2019	3,130	3,070	1.75%, 04/30/2022	3,885	3,771
1.13%, 03/31/2020	4,640	4,534	1.75%, 05/15/2022	3,950	3,834
1.13%, 04/30/2020	2,442	2,383	1.75%, 05/31/2022	5,280	5,120
1.13%, 02/28/2021	6,000	5,786	1.75%, 06/30/2022	3,700	3,586
1.13%, 07/31/2021	3,500	3,352	1.75%, 09/30/2022	3,330	3,219
1.13%, 08/31/2021	4,435	4,242	1.75%, 01/31/2023	5,280	5,087
1.13%, 09/30/2021	3,830	3,659	1.75%, 05/15/2023	7,217	6,930
1.25%, 05/31/2019	3,060	3,028	1.88%, 12/31/2019	2,500	2,483
1.25%, 06/30/2019	3,060	3,025	1.88%, 06/30/2020	3,290	3,257
1.25%, 08/31/2019	3,030	2,989	1.88%, 12/15/2020	2,905	2,868
1.25%, 10/31/2019	1,300	1,280	1.88%, 11/30/2021	5,792	5,672
1.25%, 01/31/2020	5,000	4,908	1.88%, 01/31/2022	3,270	3,196
1.25%, 02/29/2020	2,120	2,079	1.88%, 02/28/2022	4,000	3,907
1.25%, 03/31/2021	5,240	5,066	1.88%, 03/31/2022	4,000	3,904
1.25%, 10/31/2021	3,270	3,134	1.88%, 04/30/2022	6,000	5,852
1.25%, 07/31/2023	6,000	5,600	1.88%, 05/31/2022	4,785	4,666
1.38%, 07/31/2019	3,075	3,041	1.88%, 07/31/2022	4,020	3,912
1.38%, 09/30/2019	3,805	3,756	1.88%, 08/31/2022	3,810	3,706
1.38%, 12/15/2019	2,750	2,709	1.88%, 09/30/2022	4,005	3,892
1.38%, 01/31/2020	1,500	1,476	1.88%, 10/31/2022	4,000	3,886
1.38%, 02/15/2020	3,000	2,950	1.88%, 08/31/2024	3,265	3,115
1.38%, 02/29/2020	4,180	4,109	2.00%, 01/31/2020	940	936
1.38%, 03/31/2020	4,965	4,875	2.00%, 07/31/2020	1,664	1,651
1.38%, 04/30/2020	4,370	4,286	2.00%, 09/30/2020	3,000	2,974
1.38%, 05/31/2020	2,250	2,205	2.00%, 11/30/2020	1,790	1,773
1.38%, 08/31/2020	4,485	4,382	2.00%, 01/15/2021	2,990	2,959
1.38%, 09/15/2020	5,230	5,109	2.00%, 02/28/2021	2,930	2,897
1.38%, 09/30/2020	3,400	3,319	2.00%, 05/31/2021	3,800	3,751
1.38%, 10/31/2020	4,785	4,666	2.00%, 08/31/2021	5,345	5,265
1.38%, 01/31/2021	5,650	5,493	2.00%, 10/31/2021	3,120	3,070
1.38%, 04/30/2021	2,410	2,336	2.00%, 11/15/2021	4,985	4,905
1.38%, 05/31/2021	3,500	3,388	2.00%, 12/31/2021	2,890	2,839
1.38%, 06/30/2023	3,800	3,575	2.00%, 02/15/2022	2,545	2,500
1.38%, 08/31/2023	5,660	5,312	2.00%, 07/31/2022	3,331	3,260
1.38%, 09/30/2023	2,540	2,380	2.00%, 10/31/2022	4,050	3,955
1.50%, 05/31/2019	3,955	3,924	2.00%, 11/30/2022	7,770	7,585
1.50%, 10/31/2019	7,068	6,985	2.00%, 02/15/2023	3,897	3,797
1.50%, 11/30/2019	7,480	7,388	2.00%, 04/30/2024	2,480	2,389
1.50%, 04/15/2020	2,765	2,721	2.00%, 05/31/2024	2,295	2,210
1.50%, 05/15/2020	2,175	2,138	2.00%, 06/30/2024	3,295	3,171
1.50%, 05/31/2020	4,230	4,156	2.00%, 02/15/2025	2,840	2,717
1.50%, 06/15/2020	3,575	3,512	2.00%, 08/15/2025	6,235	5,942
1.50%, 07/15/2020	1,440	1,413	2.00%, 11/15/2026	9,070	8,554
1.50%, 08/15/2020	2,795	2,741	2.13%, 08/31/2020	3,300	3,282
1.50%, 01/31/2022	4,754	4,582	2.13%, 01/31/2021	2,505	2,487
1.50%, 02/28/2023	5,120	4,869	2.13%, 06/30/2021	3,000	2,971
1.50%, 03/31/2023	1,940	1,843	2.13%, 08/15/2021	4,040	3,996
1.50%, 08/15/2026	10,725	9,735	2.13%, 09/30/2021	3,055	3,020
1.63%, 06/30/2019	4,550	4,519	2.13%, 12/31/2021	4,435	4,379
1.63%, 07/31/2019	2,675	2,655	2.13%, 06/30/2022	2,345	2,308
1.63%, 08/31/2019	5,270	5,226	2.13%, 12/31/2022	5,110	5,012
1.63%, 12/31/2019	3,105	3,071	2.13%, 11/30/2023	3,130	3,049
1.63%, 03/15/2020	3,535	3,490	2.13%, 02/29/2024	4,170	4,053
1.63%, 06/30/2020	4,050	3,987	2.13%, 03/31/2024	2,880	2,797
1.63%, 07/31/2020	4,500	4,428	2.13%, 07/31/2024	3,310	3,207
1.63%, 10/15/2020	2,858	2,807	2.13%, 09/30/2024	3,300	3,193
1.63%, 11/30/2020	4,280	4,197	2.13%, 11/30/2024	2,800	2,706
1.63%, 08/15/2022	1,990	1,916	2.13%, 05/15/2025	5,005	4,820
1.63%, 08/31/2022	3,960	3,810	2.25%, 02/29/2020	3,415	3,413
1.63%, 11/15/2022	3,840	3,686	2.25%, 03/31/2020(g)	3,590	3,588

See accompanying notes.

     Schedule of Investments Bond Market Index Account March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000's)
U.S. Treasury (continued)			U.S. Treasury (continued)
2.25%, 02/15/2021	$3,170	$3,158		4.50%, 05/15/2038	$940	$1,176
2.25%, 03/31/2021	2,320	2,310		4.50%, 08/15/2039	1,126	1,417
2.25%, 04/30/2021	3,137	3,122		4.63%, 02/15/2040	2,400	3,071
2.25%, 07/31/2021	1,610	1,600		4.75%, 02/15/2037	2,100	2,688
2.25%, 12/31/2023	2,575	2,523		4.75%, 02/15/2041	2,628	3,431
2.25%, 01/31/2024	2,850	2,791		5.00%, 05/15/2037	920	1,213
2.25%, 10/31/2024	3,336	3,251		5.25%, 11/15/2028	1,030	1,265
2.25%, 11/15/2024	7,503	7,307		5.25%, 02/15/2029	920	1,134
2.25%, 12/31/2024	3,000	2,920		5.38%, 02/15/2031	1,706	2,184
2.25%, 11/15/2025	6,755	6,538		5.50%, 08/15/2028	3,000	3,742
2.25%, 02/15/2027	8,080	7,766		6.13%, 11/15/2027	855	1,099
2.25%, 08/15/2027	5,035	4,828		6.13%, 08/15/2029	1,000	1,327
2.25%, 11/15/2027	6,200	5,939		6.25%, 05/15/2030	840	1,140
2.25%, 08/15/2046	5,560	4,789		6.38%, 08/15/2027	1,000	1,302
2.38%, 12/31/2020	3,689	3,689		6.50%, 11/15/2026	190	245
2.38%, 03/15/2021	3,355	3,354		6.75%, 08/15/2026	150	196
2.38%, 01/31/2023	4,235	4,200		6.88%, 08/15/2025	1,000	1,280
2.38%, 08/15/2024	9,395	9,236		8.00%, 11/15/2021	510	607
2.38%, 05/15/2027	8,145	7,902		8.13%, 08/15/2019	1,000	1,080
2.50%, 03/31/2023(g)	4,190	4,177				$878,181
2.50%, 08/15/2023	4,342	4,322	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.50%, 05/15/2024	7,705	7,641	OBLIGATIONS			$1,552,360
2.50%, 01/31/2025	3,485	3,446	Total Investments			$2,558,409
2.50%, 02/15/2045	5,065	4,625	Other Assets and Liabilities - (6.62)%			$(158,688)
2.50%, 02/15/2046	4,075	3,709	TOTAL NET ASSETS - 100.00%			$2,399,721
2.50%, 05/15/2046	6,425	5,843
2.63%, 08/15/2020	6,810	6,853
2.63%, 11/15/2020	6,042	6,080	(a)	Affiliated Security. Security is either an affiliate (and registered under the
2.63%, 02/28/2023	4,265	4,278		Investment Company Act of 1940) or an affiliate as defined by the
2.63%, 03/31/2025(g)	3,470	3,456		Investment Company Act of 1940 (the Fund controls 5.0% or more of the
2.75%, 11/15/2023	6,006	6,049		outstanding voting shares of the security). Please see affiliated sub-
2.75%, 02/15/2024	7,041	7,086		schedule for transactional information.
2.75%, 02/28/2025	3,535	3,550	(b)	Current yield as of reporting period.
2.75%, 02/15/2028	8,925	8,930	(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.75%, 08/15/2042	1,591	1,537		1933. These securities may be resold in transactions exempt from
2.75%, 11/15/2042	1,610	1,554		registration, normally to qualified institutional buyers. At the end of the
2.75%, 08/15/2047	4,280	4,091		period, the value of these securities totaled $12,790 or 0.53% of net assets.
2.75%, 11/15/2047	3,975	3,800	(d)	Rate shown is the rate in effect as of period end. The rate may be based on
2.88%, 05/15/2043	5,703	5,621		a fixed rate and may convert to a variable rate or floating rate in the
2.88%, 08/15/2045	6,505	6,388		future.
2.88%, 11/15/2046	4,690	4,599	(e)	Non-income producing security
3.00%, 05/15/2042	1,500	1,517	(f)	Certain variable rate securities are not based on a published reference
3.00%, 11/15/2044	4,745	4,777		rate and spread but are determined by the issuer or agent and are based
3.00%, 05/15/2045	4,260	4,287		on current market conditions. These securities do not indicate a reference
3.00%, 11/15/2045	4,735	4,762		rate and spread in their description.
3.00%, 02/15/2047	4,540	4,564	(g)	Security purchased on a when-issued basis.
3.00%, 05/15/2047	4,900	4,924	(h)	The value of these investments was determined using significant
3.00%, 02/15/2048	1,950	1,961		unobservable inputs.
3.13%, 05/15/2019	5,156	5,209	(i)	Fair value of these investments is determined in good faith by the Manager
3.13%, 05/15/2021	2,420	2,470		under procedures established and periodically reviewed by the Board of
3.13%, 02/15/2042	2,138	2,209		Directors. Certain inputs used in the valuation may be unobservable;
3.13%, 02/15/2043	5,020	5,175		however, each security is evaluated individually for purposes of ASC 820
3.13%, 08/15/2044	4,100	4,222		which results in not all securities being identified as Level 3 of the fair
3.38%, 11/15/2019	3,840	3,909		value hierarchy. At the end of the period, the fair value of these securities
3.38%, 05/15/2044	5,540	5,958		totaled $493 or 0.02% of net assets.
3.50%, 05/15/2020	3,097	3,171	(j)	Credit support indicates investments that benefit from credit enhancement
3.50%, 02/15/2039	1,900	2,088		or liquidity support provided by a third party bank, institution, or
3.63%, 08/15/2019	2,108	2,147		government agency.
3.63%, 02/15/2020	7,276	7,455	(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.63%, 02/15/2021	6,000	6,205		Notes to Financial Statements for additional information.
3.63%, 08/15/2043	3,910	4,377
3.63%, 02/15/2044	5,170	5,793
3.75%, 08/15/2041	1,650	1,880
3.75%, 11/15/2043	6,420	7,333
3.88%, 08/15/2040	1,844	2,136
4.25%, 05/15/2039	2,604	3,168
4.25%, 11/15/2040	2,060	2,515
4.38%, 02/15/2038	1,010	1,243
4.38%, 11/15/2039	1,400	1,734
4.38%, 05/15/2040	869	1,077
4.38%, 05/15/2041	1,450	1,805
4.50%, 02/15/2036	1,010	1,248

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Government		41.48%
Mortgage Securities		30.04%
Financial		8.66%
Investment Companies		7.18%
Consumer, Non-cyclical		4.42%
Energy		2.79%
Communications		2.73%
Industrial		1.87%
Technology		1.87%
Utilities		1.85%
Consumer, Cyclical		1.65%
Basic Materials		0.72%
Asset Backed Securities		0.58%
Revenue Bonds		0.42%
General Obligation Unlimited		0.27%
Insured		0.08%
General Obligation Limited		0.01%
Investments Sold Short		(0.06)%
Other Assets and Liabilities		(6.56)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$193,575		$145,200	$166,590		$172,185
		$193,575		$145,200	$166,590		$172,185

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	600		$—			$—	$—
	$600		$—			$—	$—
Amounts in thousands

Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.06)%	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.01)%
2.00%, 05/01/2033	$150	$143
2.50%, 04/01/2048	150	141
		$284

Federal National Mortgage Association (FNMA) - (0.03)%
2.50%, 05/01/2029	350	342
2.50%, 04/01/2043	100	94
5.00%, 05/01/2045	300	320
		$756
Government National Mortgage Association (GNMA) -
(0.02)%
2.50%, 04/01/2043	100	95
2.50%, 05/01/2043	75	72
2.50%, 04/01/2048	150	143
		$310
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		1,350
OBLIGATIONS (proceeds $1,345)
TOTAL SHORT SALES (proceeds $1,345)		$1,350

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

COMMON STOCKS - 0.03%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.03%			BONDS (continued)	Amount (000's)	Value (000's)
Patterson-UTI Energy Inc	5,260	$92	Airlines (continued)
			American Airlines 2014-1 Class A Pass
Telecommunications - 0.00%			Through Trust
Goodman Networks Inc (a),(b),(c),(d)	1,720	—	3.70%, 04/01/2028	$137	$135
			American Airlines 2015-1 Class A Pass
TOTAL COMMON STOCKS		$92	Through Trust
INVESTMENT COMPANIES - 5.59%	Shares Held	Value (000's)	3.38%, 11/01/2028	343	334
Money Market Funds - 5.59%			American Airlines 2015-1 Class B Pass
Principal Government Money Market Fund	16,460,883	16,461	Through Trust
1.46%(e),(f)			3.70%, 11/01/2024	15	15
			American Airlines 2016-3 Class A Pass
TOTAL INVESTMENT COMPANIES		$16,461	Through Trust
PREFERRED STOCKS - 0.07%	Shares Held	Value (000's)	3.25%, 04/15/2030	73	69
Agriculture - 0.03%			American Airlines 2017-1 Class AA Pass
Pinnacle Operating Corp 0.00% (a),(b),(c),(d)	81,952	$82	Through Trust
			3.65%, 08/15/2030	159	157
Telecommunications - 0.04%			Continental Airlines 2007-1 Class A Pass
Goodman Networks Inc 0.00% (a),(b),(c),(d)	2,047	3	Through Trust
Verizon Communications Inc 5.90%,	5,000	132	5.98%, 10/19/2023	101	108
02/15/2054			United Airlines 2014-2 Class A Pass Through
			Trust
		$135	3.75%, 03/03/2028	257	255
TOTAL PREFERRED STOCKS		$217	United Airlines 2018-1 Class A Pass Through
	Principal		Trust
BONDS - 67.90%	Amount (000's)	Value (000's)	3.70%, 09/01/2031	205	203
Aerospace & Defense - 0.30%			United Airlines 2018-1 Class AA Pass
Air 2 US			Through Trust
8.63%, 10/01/2020(g)	$9	$9
			3.50%, 09/01/2031	200	198
Lockheed Martin Corp			US Airways 2001-1G Pass Through Trust
2.50%, 11/23/2020	195	193	7.08%, 09/20/2022(b),(d)	13	14
Triumph Group Inc			US Airways 2013-1 Class A Pass Through
7.75%, 08/15/2025	220	225	Trust
United Technologies Corp			3.95%, 05/15/2027	116	116
2.80%, 05/04/2024	420	401			$1,760
5.40%, 05/01/2035	40	46	Automobile Asset Backed Securities - 5.26%
		$874	Ally Auto Receivables Trust 2016-2
Agriculture - 1.85%			1.35%, 05/15/2020	433	431
Altria Group Inc			AmeriCredit Automobile Receivables 2015-4
2.85%, 08/09/2022	480	470	2.11%, 01/08/2021	425	424
4.00%, 01/31/2024	235	240	2.88%, 07/08/2021	475	476
4.50%, 05/02/2043	190	193	AmeriCredit Automobile Receivables 2016-1
5.38%, 01/31/2044	585	672	2.89%, 01/10/2022	700	701
BAT Capital Corp
2.42%, 08/14/2020(g)	200	201	AmeriCredit Automobile Receivables Trust
3 Month LIBOR + 0.59%			2016-2
			2.87%, 11/08/2021	425	426
3.22%, 08/15/2024(g)	370	357
4.39%, 08/15/2037(g)	45	45	AmeriCredit Automobile Receivables Trust
4.54%, 08/15/2047(g)	255	252	2016-3
			2.27%, 11/08/2019	15	15
BAT International Finance PLC			1 Month LIBOR + 0.56%
2.75%, 06/15/2020(g)	35	35

Imperial Brands Finance PLC			Americredit Automobile Receivables Trust
3.75%, 07/21/2022(g)	220	221	2016-4
4.25%, 07/21/2025(g)	610	619	1.34%, 04/08/2020	773	771

MHP Lux SA			AmeriCredit Automobile Receivables Trust
6.95%, 04/03/2026(g),(h)	350	349	2017-4
			1.99%, 05/18/2021	2,000	2,000
Philip Morris International Inc			1 Month LIBOR + 0.18%
1.88%, 02/25/2021	245	237	Capital Auto Receivables Asset Trust 2015-2
2.38%, 08/17/2022	120	115	1.73%, 09/20/2019	104	103
4.38%, 11/15/2041	20	20	Capital Auto Receivables Asset Trust 2017-1
Pinnacle Operating Corp			2.70%, 09/20/2022(g)	585	577
9.00%, 05/15/2023(g)	118	110
			Drive Auto Receivables Trust
Reynolds American Inc			2.30%, 05/17/2021	500	498
3.25%, 06/12/2020	108	108	Drive Auto Receivables Trust 2016-C
5.70%, 08/15/2035	300	341	2.37%, 11/16/2020(g)	550	550
5.85%, 08/15/2045	45	53	Drive Auto Receivables Trust 2017-1
6.88%, 05/01/2020	580	622	2.12%, 05/15/2019	22	22
7.00%, 08/04/2041	120	155	1 Month LIBOR + 0.34%
Vector Group Ltd			Drive Auto Receivables Trust 2017-2
6.13%, 02/01/2025(g)	35	35
			2.25%, 06/15/2021	450	449
		$5,450	Drive Auto Receivables Trust 2017-A
Airlines - 0.60%			2.51%, 01/15/2021(g)	500	500
American Airlines 2013-1 Class B Pass			Drive Auto Receivables Trust 2018-1
Through Trust			2.23%, 04/15/2020	600	599
5.63%, 07/15/2022(g)	152	156

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Automobile Asset Backed Securities (continued)			Automobile Parts & Equipment (continued)
Enterprise Fleet Financing LLC			IHO Verwaltungs GmbH
1.59%, 02/22/2021(g)	$105	$105	4.75%, 09/15/2026(g),(i)	$25	$24
Ford Credit Auto Owner Trust 2016-A					$354
1.39%, 07/15/2020	307	305	Banks - 9.38%
GM Financial Automobile Leasing Trust			Banco Bilbao Vizcaya Argentaria SA
2016-3			6.13%, 12/31/2049(j),(k)	800	776
1.35%, 02/20/2019	171	171	USSW5 Index Spread + 3.87%
1.97%, 05/20/2020	300	297	Banco General SA
2.38%, 05/20/2020	300	298	4.13%, 08/07/2027(g)	275	260
GM Financial Automobile Leasing Trust			Bank of America Corp
2017-1			2.56%, 02/05/2026	190	186
2.48%, 08/20/2020	300	298	3 Month LIBOR + 0.77%
2.74%, 08/20/2020	200	198	4.20%, 08/26/2024	675	686
GM Financial Automobile Leasing Trust			4.25%, 10/22/2026	421	424
2017-2			5.88%, 12/31/2049(j),(k)	850	855
1.72%, 01/21/2020	794	790	3 Month LIBOR + 2.93%
GM Financial Automobile Leasing Trust			Bank of New York Mellon Corp/The
2017-3			4.62%, 12/31/2049(j),(k)	300	292
2.01%, 11/20/2020	850	841	3 Month LIBOR + 3.13%
2.06%, 01/21/2020	500	500	4.95%, 12/31/2049(j),(k)	840	860
1 Month LIBOR + 0.24%			3 Month LIBOR + 3.42%
Hyundai Auto Receivables Trust 2017-A			Barclays PLC
1.48%, 02/18/2020	197	196	4.84%, 05/09/2028	280	275
Mercedes-Benz Auto Lease Trust 2018-A			BNP Paribas SA
2.41%, 02/16/2021	400	398	6.75%, 12/31/2049(g),(j),(k)	400	419
Nissan Auto Lease Trust 2016-B			USSW5 Index Spread + 4.92%
2.06%, 12/17/2018	78	78	BPCE SA
1 Month LIBOR + 0.28%			2.50%, 07/15/2019	450	448
Nissan Auto Lease Trust 2017-A			4.88%, 04/01/2026(g)	855	879
1.98%, 09/16/2019	1,312	1,312	5.70%, 10/22/2023(g)	285	305
1 Month LIBOR + 0.20%			CIT Group Inc
OneMain Direct Auto Receivables Trust 2016-			4.13%, 03/09/2021	75	75
1			5.25%, 03/07/2025	20	20
2.04%, 01/15/2021(g)	33	33	5.80%, 12/31/2049(j),(k)	40	40
Santander Drive Auto Receivables Trust 2016-			3 Month LIBOR + 3.97%
2			6.13%, 03/09/2028	40	41
2.08%, 02/16/2021	150	150	Citigroup Inc
Santander Retail Auto Lease Trust 2017-A			2.69%, 07/24/2023	335	336
2.02%, 03/20/2020(g)	500	497	3 Month LIBOR + 0.95%
Wheels SPV 2 LLC			3.50%, 05/15/2023	285	282
1.88%, 04/20/2026(g)	400	396	3.52%, 10/27/2028(k)	395	381
World Omni Auto Receivables Trust 2014-B			3 Month LIBOR + 1.15%
1.14%, 01/15/2020	86	86	4.75%, 05/18/2046	155	158
		$15,491	Cooperatieve Rabobank UA
Automobile Manufacturers - 1.35%			4.75%, 01/15/2020(g)	490	505
Daimler Finance North America LLC			Credit Suisse Group AG
2.25%, 03/02/2020(g)	935	920	3.31%, 12/14/2023(g)	250	253
2.70%, 08/03/2020(g)	450	445	3 Month LIBOR + 1.20%
2.85%, 01/06/2022(g)	180	177	7.13%, 12/31/2049(j),(k)	500	522
Ford Motor Co			USSW5 Index Spread + 5.11%
5.29%, 12/08/2046	85	83	Goldman Sachs Group Inc/The
General Motors Co			2.74%, 07/24/2023	740	740
3.50%, 10/02/2018	275	275	3 Month LIBOR + 1.00%
5.15%, 04/01/2038	250	249	2.91%, 06/05/2023(k)	220	214
6.25%, 10/02/2043	50	55	3 Month LIBOR + 1.05%
6.60%, 04/01/2036	275	315	5.00%, 12/31/2049(j),(k)	305	297
General Motors Financial Co Inc			3 Month LIBOR + 2.87%
2.69%, 01/05/2023	450	452	5.38%, 12/31/2049(j),(k)	425	436
3 Month LIBOR + 0.99%			3 Month LIBOR + 3.92%
3.45%, 01/14/2022	120	120	6.75%, 10/01/2037	375	470
3.85%, 01/05/2028	395	376	HSBC Holdings PLC
3.95%, 04/13/2024	255	253	3.60%, 05/25/2023	200	200
Navistar International Corp			6.50%, 12/31/2049(j),(k)	595	607
6.63%, 11/01/2025(g)	250	250	USD ICE SWAP Rate NY 5 + 3.61%
		$3,970	Intesa Sanpaolo SpA
Automobile Parts & Equipment - 0.12%			3.13%, 07/14/2022(g)	485	469
Allison Transmission Inc			3.88%, 07/14/2027(g)	600	567
4.75%, 10/01/2027(g)	10	10	4.38%, 01/12/2048(g)	200	186
5.00%, 10/01/2024(g)	75	74	5.71%, 01/15/2026(g)	1,800	1,806
American Axle & Manufacturing Inc			JPMorgan Chase & Co
6.25%, 04/01/2025	160	160	2.56%, 01/10/2025	175	174
Dana Inc			3 Month LIBOR + 0.85%
5.50%, 12/15/2024	85	86	3.63%, 12/01/2027	275	264

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)			Beverages (continued)
JPMorgan Chase & Co (continued)			Central American Bottling Corp
3.96%, 11/15/2048(k)	$105	$101	5.75%, 01/31/2027	$165	$169
3 Month LIBOR + 1.38%			Coca-Cola Icecek AS
4.62%, 12/31/2049(j),(k)	150	143	4.75%, 10/01/2018(g)	250	251
3 Month LIBOR + 2.58%			Corp Lindley SA
4.95%, 06/01/2045	190	206	6.75%, 11/23/2021(g)	44	47
5.63%, 08/16/2043	310	361	6.75%, 11/23/2021	66	71
Lloyds Banking Group PLC			PepsiCo Inc
4.58%, 12/10/2025	815	815	3.00%, 10/15/2027	15	14
4.65%, 03/24/2026	750	753	Pernod Ricard SA
Morgan Stanley			5.75%, 04/07/2021(g)	235	252
3.01%, 05/08/2024	525	533			$4,100
3 Month LIBOR + 1.22%			Biotechnology - 0.66%
3.70%, 10/23/2024	395	393	Amgen Inc
3.77%, 01/24/2029(k)	380	374	2.20%, 05/11/2020	315	311
3 Month LIBOR + 1.14%			4.66%, 06/15/2051	190	196
4.10%, 05/22/2023	410	416	Celgene Corp
5.00%, 11/24/2025	55	58	2.88%, 08/15/2020	130	130
5.55%, 12/31/2049(j),(k)	220	227	3.90%, 02/20/2028	115	113
3 Month LIBOR + 3.81%			4.35%, 11/15/2047	700	666
6.38%, 07/24/2042	270	349	4.55%, 02/20/2048	140	137
Royal Bank of Scotland Group PLC			5.00%, 08/15/2045	220	229
3.31%, 05/15/2023	685	691	5.25%, 08/15/2043	30	33
3 Month LIBOR + 1.47%			Gilead Sciences Inc
5.13%, 05/28/2024	705	717	1.85%, 09/20/2019	95	94
7.50%, 12/31/2049(j),(k)	490	510	2.50%, 09/01/2023	50	48
USSW5 Index Spread + 5.80%					$1,957
Santander UK PLC			Building Materials - 0.41%
5.00%, 11/07/2023(g)	660	683	BMC East LLC
Skandinaviska Enskilda Banken AB			5.50%, 10/01/2024(g)	70	70
5.75%, 12/31/2049(j),(k)	285	288	Boise Cascade Co
USSW5 Index Spread + 3.85%			5.63%, 09/01/2024(g)	135	138
Standard Chartered PLC			Cemex SAB de CV
3.89%, 03/15/2024(g),(k)	385	382	5.70%, 01/11/2025	200	205
3 Month LIBOR + 1.08%			CRH America Finance Inc
4.87%, 03/15/2033(g),(k)	300	301	3.95%, 04/04/2028(g),(h)	475	473
3 Month LIBOR + 1.97%			Jeld-Wen Inc
Synchrony Bank			4.63%, 12/15/2025(g)	30	29
3.00%, 06/15/2022	250	242	4.88%, 12/15/2027(g)	20	19
UBS AG/Stamford CT			Norbord Inc
2.35%, 03/26/2020	450	444	5.38%, 12/01/2020(g)	95	99
UBS Group AG			Owens Corning
6.88%, 12/31/2049(j),(k)	450	474	7.00%, 12/01/2036	75	96
USSW5 Index Spread + 4.59%			Standard Industries Inc/NJ
UBS Group Funding Switzerland AG			4.75%, 01/15/2028(g)	75	71
2.79%, 08/15/2023(g)	390	392
					$1,200
3 Month LIBOR + 0.95%			Chemicals - 0.62%
UniCredit SpA			Aruba Investments Inc
5.86%, 06/19/2032(g),(k)	400	406	8.75%, 02/15/2023(g)	105	109
USD ICE SWAP Rate NY 5 + 3.70%			Blue Cube Spinco Inc
Wells Fargo & Co			9.75%, 10/15/2023	40	46
3.00%, 10/31/2023	750	761	Braskem Finance Ltd
3 Month LIBOR + 1.23%			5.38%, 05/02/2022	200	207
4.40%, 06/14/2046	140	136	Braskem Netherlands Finance BV
4.75%, 12/07/2046	70	72	4.50%, 01/10/2028(g)	300	292
5.89%, 12/31/2049(j)	75	76
			CF Industries Inc
3 Month LIBOR + 3.77%			5.15%, 03/15/2034	110	105
Westpac Banking Corp/New Zealand			Consolidated Energy Finance SA
5.00%, 12/31/2049(j),(k)	660	610	6.88%, 06/15/2025(g)	150	157
USD ICE SWAP Rate NY 5 + 2.89%			GCP Applied Technologies Inc
		$27,622	5.50%, 04/15/2026(g),(h)	100	100
Beverages - 1.39%			Mexichem SAB de CV
Anheuser-Busch InBev Finance Inc			4.88%, 09/19/2022(g)	215	221
2.65%, 02/01/2021	615	610	Monsanto Co
3.65%, 02/01/2026	685	681	3.95%, 04/15/2045	195	176
4.70%, 02/01/2036	200	212	4.40%, 07/15/2044	55	53
4.90%, 02/01/2046	365	394	NOVA Chemicals Corp
Anheuser-Busch InBev Worldwide Inc			5.25%, 06/01/2027(g)	115	109
4.00%, 04/13/2028(h)	375	379	Olin Corp
4.38%, 04/15/2038(h)	145	148	5.00%, 02/01/2030	20	19
4.60%, 04/15/2048(h)	185	191	Platform Specialty Products Corp
4.75%, 04/15/2058(h)	205	210	5.88%, 12/01/2025(g)	55	54
5.38%, 01/15/2020	450	471

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)
Chemicals (continued)				Commercial Mortgage Backed Securities (continued)
Platform Specialty Products				JP Morgan Chase Commercial Mortgage
Corp (continued)				Securities Trust 2016-JP3
6.50%, 02/01/2022(g)		$20	$20	3.14%, 08/15/2049		$500	$479
Sherwin-Williams Co/The				JPMBB Commercial Mortgage Securities
3.13%, 06/01/2024		155	150	Trust 2014-C24
			$1,818	4.42%, 11/15/2047(i)		500	499
Coal - 0.03%				LB-UBS Commercial Mortgage Trust 2007-
Alliance Resource Operating Partners LP /				C1
Alliance Resource Finance Corp				0.17%, 02/15/2040(i),(l)		829	—
7.50%, 05/01/2025(g)		75	79	Morgan Stanley Bank of America Merrill
				Lynch Trust 2012-C5
Commercial Mortgage Backed Securities - 5.31%				1.48%, 08/15/2045(g),(i),(l)		3,476	174
Banc of America Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill
2015-UB	S7			Lynch Trust 2014-C14
3.71%, 09/15/2048		500	507	1.16%, 02/15/2047(i),(l)		9,189	320
Banc of America Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill
2016-UBS10				Lynch Trust 2014-C16
4.91%, 07/15/2049(i)		300	310	1.15%, 06/15/2047(i),(l)		4,294	191
BANK 2017-BNK9				Morgan Stanley Bank of America Merrill
4.03%, 11/15/2054		500	510	Lynch Trust 2015-C26
BBCMS MORTGAGE TRUST 2017-C1				3.89%, 10/15/2048(i)		250	255
3.67%, 02/15/2050		500	505	Morgan Stanley Bank of America Merrill
BENCHMARK 2018-B3 Mortgage Trust				Lynch Trust 2015-C27
4.03%, 04/10/2051(h)		1,000	1,037	3.75%, 12/15/2047		100	102
Citigroup Commercial Mortgage Trust 2015-				Morgan Stanley Bank of America Merrill
GC27				Lynch Trust 2016-C30
3.57%, 02/10/2048		900	887	3.18%, 09/15/2049		500	475
Citigroup Commercial Mortgage Trust 2015-				MSBAM Commercial Mortgage Securities
GC29				Trust 2012-CKSV
4.15%, 04/10/2048(i)		500	497	1.09%, 10/15/2030(g),(i),(l)		3,622	146
Citigroup Commercial Mortgage Trust 2016-				UBS Commercial Mortgage Trust 2012-C1
GC37				3.40%, 05/10/2045		146	147
3.58%, 04/10/2049		350	341	UBS-Barclays Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust 2018-				2012	-C3
B2				3.09%, 08/10/2049		255	254
4.01%, 03/10/2051		350	362	UBS-Barclays Commercial Mortgage Trust
COMM 2013-CCRE11 Mortgage Trust				2012	-C4
1.12%, 08/10/2050(i),(l)		6,774	281	1.65%, 12/10/2045(g),(i),(l)		1,275	76
COMM 2013-CCRE8 Mortgage Trust				3.32%, 12/10/2045(g)		500	492
3.97%, 06/10/2046(g),(i)		350	349	UBS-Barclays Commercial Mortgage Trust
COMM 2015-PC1 Mortgage Trust				2013	-C5
4.29%, 07/10/2050(i)		250	258	3.18%, 03/10/2046		335	335
Credit Suisse Commercial Mortgage Trust				4.08%, 03/10/2046(g),(i)		175	157
Series 2006-C5				Wells Fargo Commercial Mortgage Trust
0.57%, 12/15/2039(i),(l)		304	—	2017	-C38
DBUBS 2011-LC2 Mortgage Trust				3.45%, 07/15/2050		500	496
4.54%, 07/10/2044(g)		750	780	WFRBS Commercial Mortgage Trust 2013-
GS Mortgage Securities Trust 2011-GC5				C12
1.35%, 08/10/2044(g),(i),(l)		9,664	346	1.28%, 03/15/2048(g),(i),(l)		3,103	154
GS Mortgage Securities Trust 2012-GCJ7				WFRBS Commercial Mortgage Trust 2014-
2.22%, 05/10/2045(i),(l)		2,022	115	C22
GS Mortgage Securities Trust 2013-GC16				4.07%, 09/15/2057(i)		500	514
1.39%, 11/10/2046(i),(l)		2,709	102				$15,633
GS Mortgage Securities Trust 2013-GCJ12				Commercial Services - 0.24%
3.78%, 06/10/2046(i)		250	249	Ahern Rentals Inc
GS Mortgage Securities Trust 2014-GC26				7.38%, 05/15/2023(g)		150	146
1.06%, 11/10/2047(i),(l)		4,907	247	DP World Ltd
GS Mortgage Securities Trust 2015-GC34				6.85%, 07/02/2037		100	121
3.51%, 10/10/2048		375	375	Garda World Security Corp
GS Mortgage Securities Trust 2015-GS1				8.75%, 05/15/2025(g)		130	136
3.73%, 11/10/2048		1,000	1,019	TMS International Corp
JP Morgan Chase Commercial Mortgage				7.25%, 08/15/2025(g)		90	94
Securities Trust 2010-C1				United Rentals North America Inc
5.95%, 06/15/2043(g)		400	395	4.63%, 10/15/2025		75	73
JP Morgan Chase Commercial Mortgage				4.88%, 01/15/2028		25	24
Securities Trust 2011-C5				5.75%, 11/15/2024		100	104
5.41%, 08/15/2046(g),(i)		350	362	5.88%, 09/15/2026		15	16
JP Morgan Chase Commercial Mortgage							$714
Securities Trust 2012-LC9				Computers - 1.36%
1.56%, 12/15/2047(i),(l)		2,869	153	Apple Inc
JP Morgan Chase Commercial Mortgage				2.75%, 01/13/2025		455	438
Securities Trust 2013-C16				2.85%, 05/11/2024		665	648
1.09%, 12/15/2046(i),(l)		9,559	380	3.00%, 02/09/2024		445	440

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Computers (continued)			Diversified Financial Services (continued)
Apple Inc (continued)			National Rural Utilities Cooperative Finance
3.00%, 06/20/2027	$125	$121	Corp
3.20%, 05/11/2027	380	371	2.40%, 04/25/2022	$255	$246
3.35%, 02/09/2027	540	533	4.75%, 04/30/2043(k)	125	128
4.65%, 02/23/2046	235	259	3 Month LIBOR + 2.91%
Dell International LLC / EMC Corp			Navient Corp
5.45%, 06/15/2023(g)	255	270	6.13%, 03/25/2024	100	100
6.02%, 06/15/2026(g)	155	167	6.63%, 07/26/2021	40	42
7.13%, 06/15/2024(g)	155	166	Springleaf Finance Corp
8.35%, 07/15/2046(g)	360	457	5.25%, 12/15/2019	110	112
Hewlett Packard Enterprise Co			6.88%, 03/15/2025	90	90
2.85%, 10/05/2018	95	95	Synchrony Financial
West Corp			3.95%, 12/01/2027	130	123
8.50%, 10/15/2025(g)	45	44	Visa Inc
		$4,009	2.20%, 12/14/2020	65	64
Consumer Products - 0.30%					$3,702
ACCO Brands Corp			Electric - 3.09%
5.25%, 12/15/2024(g)	75	76	AEP Transmission Co LLC
Prestige Brands Inc			4.00%, 12/01/2046	25	25
6.38%, 03/01/2024(g)	10	10	Alabama Power Co
Reckitt Benckiser Treasury Services PLC			3.85%, 12/01/2042	125	125
2.75%, 06/26/2024(g)	470	448	4.15%, 08/15/2044	120	125
2.85%, 06/24/2022(g)	350	348	Centrais Eletricas Brasileiras SA
3 Month LIBOR + 0.56%			5.75%, 10/27/2021	200	204
		$882	CMS Energy Corp
Cosmetics & Personal Care - 0.11%			4.70%, 03/31/2043	135	142
Natura Cosmeticos SA			4.88%, 03/01/2044	130	143
5.38%, 02/01/2023(g)	325	324	Colbun SA
			3.95%, 10/11/2027(g)	250	241
Credit Card Asset Backed Securities - 1.50%			Commonwealth Edison Co
Capital One Multi-Asset Execution Trust			3.70%, 03/01/2045	70	67
2.23%, 02/15/2022	750	752	4.35%, 11/15/2045	125	132
1 Month LIBOR + 0.45%			Consolidated Edison Co of New York Inc
Chase Issuance Trust			4.63%, 12/01/2054	150	165
2.19%, 05/17/2021	650	652	Dominion Energy Inc
1 Month LIBOR + 0.41%			2.58%, 07/01/2020	900	889
World Financial Network Credit Card Master			3.90%, 10/01/2025	115	115
Trust			DTE Energy Co
2.26%, 02/15/2022	3,000	3,001	6.38%, 04/15/2033	215	267
1 Month LIBOR + 0.48%			Duke Energy Corp
		$4,405	2.65%, 09/01/2026	85	77
Distribution & Wholesale - 0.07%			Dynegy Inc
American Builders & Contractors Supply Co			7.38%, 11/01/2022	75	79
Inc			8.13%, 01/30/2026(g)	35	39
5.75%, 12/15/2023(g)	45	46	Electricite de France SA
Global Partners LP / GLP Finance Corp			5.63%, 12/31/2049(g),(j),(k)	280	280
7.00%, 06/15/2023	80	81	USSW10 Index Spread + 3.04%
H&E Equipment Services Inc			Elwood Energy LLC
5.63%, 09/01/2025	90	91	8.16%, 07/05/2026	116	128
		$218	Emera US Finance LP
Diversified Financial Services - 1.26%			2.70%, 06/15/2021	185	181
Ally Financial Inc			Enel Finance International NV
			2.88%, 05/25/2022(g)	200	195
3.25%, 11/05/2018	85	85
5.75%, 11/20/2025	275	283	Exelon Corp
Brookfield Finance Inc			2.85%, 06/15/2020	330	327
3.90%, 01/25/2028	325	315	3.50%, 06/01/2022	125	124
4.70%, 09/20/2047	390	378	4.45%, 04/15/2046	35	36
Brookfield Finance LLC			5.10%, 06/15/2045	115	128
4.00%, 04/01/2024	445	448	Florida Power & Light Co
Charles Schwab Corp/The			3.95%, 03/01/2048	145	147
5.00%, 12/31/2049(j),(k)	275	269	Fortis Inc/Canada
3 Month LIBOR + 2.58%			2.10%, 10/04/2021	185	177
Credit Acceptance Corp			3.06%, 10/04/2026	275	255
6.13%, 02/15/2021	105	106	Georgia Power Co
7.38%, 03/15/2023	65	68	4.30%, 03/15/2042	100	101
E*TRADE Financial Corp			4.30%, 03/15/2043	80	82
5.30%, 12/31/2049(j),(k)	220	216	Indiantown Cogeneration LP
3 Month LIBOR + 3.16%			9.77%, 12/15/2020	76	80
GE Capital International Funding Co			Kentucky Utilities Co
Unlimited Co			3.30%, 10/01/2025	190	187
4.42%, 11/15/2035	643	629	Louisville Gas & Electric Co
			3.30%, 10/01/2025	115	114

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Electric (continued)			Entertainment (continued)
MidAmerican Energy Co			Scientific Games International Inc
4.25%, 05/01/2046	$205	$216	5.00%, 10/15/2025(g)	$85	$83
Miran Mid-Atlantic Series C Pass Through			10.00%, 12/01/2022	30	32
Trust					$968
10.06%, 12/30/2028	127	127	Food - 1.27%
NRG Energy Inc			Arcor SAIC
5.75%, 01/15/2028(g)	50	49	6.00%, 07/06/2023(g)	210	216
6.25%, 05/01/2024	55	57	BI-LO LLC / BI-LO Finance Corp
6.63%, 01/15/2027	110	112	9.25%, 02/15/2019(g)	110	110
Oncor Electric Delivery Co LLC			Cencosud SA
5.25%, 09/30/2040	120	143	4.38%, 07/17/2027(g)	220	213
Pacific Gas & Electric Co			Clearwater Seafoods Inc
3.30%, 12/01/2027(g)	220	208	6.88%, 05/01/2025(g)	45	43
4.45%, 04/15/2042	80	80	Gruma SAB de CV
5.13%, 11/15/2043	135	146	4.88%, 12/01/2024(g)	350	362
PacifiCorp			Grupo Bimbo SAB de CV
2.95%, 06/01/2023	705	698	4.88%, 06/27/2044(g)	200	200
3.85%, 06/15/2021	150	154	Ingles Markets Inc
PPL Electric Utilities Corp			5.75%, 06/15/2023	90	90
3.95%, 06/01/2047	150	150	JBS USA LUX SA / JBS USA Finance Inc
4.75%, 07/15/2043	115	131	5.75%, 06/15/2025(g)	55	51
PPL WEM Ltd / Western Power Distribution			7.25%, 06/01/2021(g)	25	25
Ltd			Kraft Heinz Foods Co
5.38%, 05/01/2021(g)	440	461	2.80%, 07/02/2020	460	457
Southern Co/The			5.00%, 07/15/2035	80	83
2.95%, 07/01/2023	145	141	5.20%, 07/15/2045	140	142
4.25%, 07/01/2036	105	107	Lamb Weston Holdings Inc
4.40%, 07/01/2046	60	60	4.63%, 11/01/2024(g)	20	20
5.50%, 03/15/2057(k)	85	88	4.88%, 11/01/2026(g)	65	64
3 Month LIBOR + 3.63%			McCormick & Co Inc/MD
Southwestern Public Service Co			3.15%, 08/15/2024	325	315
3.70%, 08/15/2047	115	110	3.40%, 08/15/2027	55	53
State Grid Overseas Investment 2016 Ltd			Post Holdings Inc
3.50%, 05/04/2027	250	241	5.00%, 08/15/2026(g)	145	138
Virginia Electric & Power Co			5.75%, 03/01/2027(g)	30	30
4.00%, 01/15/2043	35	35	Sigma Finance Netherlands BV
4.45%, 02/15/2044	125	132	4.88%, 03/27/2028(g)	200	199
4.65%, 08/15/2043	65	71	TreeHouse Foods Inc
		$9,094	6.00%, 02/15/2024(g)	85	86
Electronics - 0.01%			Want Want China Finance Ltd
Tyco Electronics Group SA			2.88%, 04/27/2022	200	195
7.13%, 10/01/2037	20	28	Wm Wrigley Jr Co
			2.40%, 10/21/2018(g)	235	235
Engineering & Construction - 0.11%			3.38%, 10/21/2020(g)	415	419
MasTec Inc					$3,746
4.88%, 03/15/2023	70	69	Forest Products & Paper - 0.22%
Pisces Midco Inc			Domtar Corp
8.00%, 04/15/2026(d),(g),(h)	25	25	6.25%, 09/01/2042	225	238
SBA Tower Trust			International Paper Co
2.90%, 10/11/2044(g)	170	169	4.35%, 08/15/2048	185	175
Tutor Perini Corp			4.40%, 08/15/2047	180	172
6.88%, 05/01/2025(g)	60	62	Sappi Papier Holding GmbH
		$325	7.50%, 06/15/2032(g)	50	54
Entertainment - 0.33%					$639
Boyne USA Inc			Gas - 0.20%
7.25%, 05/01/2025(g),(h)	35	36	Dominion Energy Gas Holdings LLC
Caesars Resort Collection LLC / CRC Finco			2.80%, 11/15/2020	260	257
Inc			4.80%, 11/01/2043	10	11
5.25%, 10/15/2025(g)	145	139	NGL Energy Partners LP / NGL Energy
CCM Merger Inc			Finance Corp
6.00%, 03/15/2022(g)	85	86	6.88%, 10/15/2021	5	5
Eldorado Resorts Inc			7.50%, 11/01/2023	145	146
6.00%, 04/01/2025	35	36	Southern Co Gas Capital Corp
7.00%, 08/01/2023	85	90	4.40%, 05/30/2047	165	167
GLP Capital LP / GLP Financing II Inc					$586
4.38%, 04/15/2021	30	30	Healthcare - Products - 1.31%
5.38%, 04/15/2026	100	101	Abbott Laboratories
International Game Technology PLC			2.35%, 11/22/2019	705	699
6.50%, 02/15/2025(g)	200	214	2.90%, 11/30/2021	195	193
Lions Gate Entertainment Corp			4.90%, 11/30/2046	175	192
5.88%, 11/01/2024(g)	70	73
Penn National Gaming Inc
5.63%, 01/15/2027(g)	50	48

See accompanying notes.

     Schedule of Investments Core Plus Bond Account March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Healthcare - Products (continued)			Home Equity Asset Backed Securities (continued)
Becton Dickinson and Co			Specialty Underwriting & Residential Finance
3.06%, 06/06/2022	$165	$166	Trust Series 2004-BC1
3 Month LIBOR + 1.03%			2.64%, 02/25/2035	$123	$122
3.70%, 06/06/2027	630	608	1 Month LIBOR + 0.77%
4.67%, 06/06/2047	35	35			$195
Boston Scientific Corp			Housewares - 0.06%
4.00%, 03/01/2028	285	286	Newell Brands Inc
Covidien International Finance SA			3.85%, 04/01/2023	65	65
4.20%, 06/15/2020	480	493	5.00%, 11/15/2023	115	118
DJO Finance LLC / DJO Finance Corp					$183
8.13%, 06/15/2021(g)	75	75	Insurance - 1.59%
Hill-Rom Holdings Inc			AIA Group Ltd
5.75%, 09/01/2023(g)	60	62	3.90%, 04/06/2028(g),(h)	225	227
Kinetic Concepts Inc / KCI USA Inc			American International Group Inc
7.88%, 02/15/2021(g)	70	72	3.75%, 07/10/2025	110	108
Medtronic Inc			3.90%, 04/01/2026	80	79
2.50%, 03/15/2020	165	164	4.20%, 04/01/2028	500	507
4.38%, 03/15/2035	245	260	4.50%, 07/16/2044	360	355
Universal Hospital Services Inc			Arch Capital Finance LLC
7.63%, 08/15/2020	165	166	4.01%, 12/15/2026	265	267
Zimmer Biomet Holdings Inc			5.03%, 12/15/2046	85	94
2.00%, 04/01/2018	285	285	AssuredPartners Inc
3.15%, 04/01/2022	95	94	7.00%, 08/15/2025(g)	60	59
		$3,850	Brighthouse Financial Inc
Healthcare - Services - 0.67%			3.70%, 06/22/2027(g)	665	617
Centene Corp			4.70%, 06/22/2047(g)	435	399
4.75%, 05/15/2022	40	41	Chubb Corp/The
5.63%, 02/15/2021	40	41	3.97%, 04/15/2037	355	355
6.13%, 02/15/2024	60	62	3 Month LIBOR + 2.25%
HCA Inc			Liberty Mutual Group Inc
4.75%, 05/01/2023	245	248	5.03%, 03/07/2067(g)	260	256
5.00%, 03/15/2024	225	227	3 Month LIBOR + 2.91%
5.25%, 04/15/2025	105	107	Markel Corp
5.50%, 06/15/2047	45	43	3.50%, 11/01/2027	130	124
5.88%, 03/15/2022	10	11	4.30%, 11/01/2047	95	93
Humana Inc			5.00%, 04/05/2046	280	294
3.85%, 10/01/2024	195	196	Prudential Financial Inc
4.95%, 10/01/2044	80	84	5.63%, 06/15/2043(k)	225	236
MPH Acquisition Holdings LLC			3 Month LIBOR + 3.92%
7.13%, 06/01/2024(g)	105	108	Voya Financial Inc
Polaris Intermediate Corp			5.65%, 05/15/2053(k)	475	484
8.50%, PIK 9.25%, 12/01/2022(g),(i),(m)	125	128	3 Month LIBOR + 3.58%
Tenet Healthcare Corp			XLIT Ltd
4.63%, 07/15/2024(g)	95	91	4.18%, 12/31/2049(j)	135	134
7.50%, 01/01/2022(g)	35	37	3 Month LIBOR + 2.46%
8.13%, 04/01/2022	90	94			$4,688
UnitedHealth Group Inc			Internet - 0.66%
4.63%, 07/15/2035	275	301	Alibaba Group Holding Ltd
WellCare Health Plans Inc			3.40%, 12/06/2027	560	531
5.25%, 04/01/2025	155	156	4.20%, 12/06/2047	215	206
		$1,975	Baidu Inc
Home Builders - 0.19%			2.88%, 07/06/2022	225	218
Century Communities Inc			3.00%, 06/30/2020	200	199
5.88%, 07/15/2025	165	157	3.63%, 07/06/2027	200	190
Lennar Corp			Netflix Inc
4.50%, 04/30/2024	151	148	4.38%, 11/15/2026	85	80
4.75%, 11/29/2027(g)	55	53	Tencent Holdings Ltd
4.88%, 12/15/2023	40	40	2.99%, 01/19/2023(g)	200	195
Taylor Morrison Communities Inc / Taylor			3.60%, 01/19/2028(g)	200	193
Morrison Holdings II Inc			Zayo Group LLC / Zayo Capital Inc
5.63%, 03/01/2024(g)	70	70	6.00%, 04/01/2023	140	144
TRI Pointe Group Inc					$1,956
5.25%, 06/01/2027	5	5	Iron & Steel - 0.53%
Williams Scotsman International Inc			AK Steel Corp
7.88%, 12/15/2022(g)	95	98	6.38%, 10/15/2025	75	71
		$571	7.00%, 03/15/2027	35	34
Home Equity Asset Backed Securities - 0.07%			7.50%, 07/15/2023	50	53
Saxon Asset Securities Trust 2004-1			7.63%, 10/01/2021	25	26
3.57%, 03/25/2035	127	73	ArcelorMittal
1 Month LIBOR + 1.70%			7.25%, 10/15/2039	170	201
			Cleveland-Cliffs Inc
			4.88%, 01/15/2024(g)	40	39

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Iron & Steel (continued)			Media (continued)
Commercial Metals Co			Discovery Communications
4.88%, 05/15/2023	$77	$77	LLC (continued)
Signode Industrial Group Lux SA/Signode			5.20%, 09/20/2047	$390	$389
Industrial Group US Inc			DISH DBS Corp
6.38%, 05/01/2022(g)	150	154	5.88%, 07/15/2022	300	287
Vale Overseas Ltd			5.88%, 11/15/2024	110	98
4.38%, 01/11/2022	127	130	6.75%, 06/01/2021	105	106
6.25%, 08/10/2026	330	370	7.75%, 07/01/2026	25	24
6.88%, 11/21/2036	200	235	Meredith Corp
Vale SA			6.88%, 02/01/2026(g)	215	221
5.63%, 09/11/2042	170	179	Myriad International Holdings BV
		$1,569	4.85%, 07/06/2027(g)	200	204
Leisure Products & Services - 0.08%			NBCUniversal Enterprise Inc
Constellation Merger Sub Inc			2.41%, 04/15/2018(g)	195	195
8.50%, 09/15/2025(g)	105	101	3 Month LIBOR + 0.69%
Silversea Cruise Finance Ltd			NBCUniversal Media LLC
7.25%, 02/01/2025(g)	120	127	4.45%, 01/15/2043	250	253
		$228	5.15%, 04/30/2020	505	527
Lodging - 0.14%			Radiate Holdco LLC / Radiate Finance Inc
Boyd Gaming Corp			6.63%, 02/15/2025(g)	50	46
6.88%, 05/15/2023	45	47	6.88%, 02/15/2023(g)	55	53
Jack Ohio Finance LLC / Jack Ohio Finance 1			Time Warner Cable LLC
Corp			5.88%, 11/15/2040	135	141
6.75%, 11/15/2021(g)	140	145	6.75%, 07/01/2018	120	121
MGM Resorts International			Time Warner Inc
6.00%, 03/15/2023	80	84	2.10%, 06/01/2019	135	134
6.63%, 12/15/2021	30	32	3.88%, 01/15/2026	175	171
Wynn Las Vegas LLC / Wynn Las Vegas			4.05%, 12/15/2023	135	138
Capital Corp			Viacom Inc
5.25%, 05/15/2027(g)	110	108	4.25%, 09/01/2023	110	112
		$416	4.38%, 03/15/2043	110	99
Machinery - Construction & Mining - 0.03%			Virgin Media Finance PLC
			6.00%, 10/15/2024(g)	200	198
BlueLine Rental Finance Corp / BlueLine
Rental LLC			Vrio Finco 1 LLC / Vrio Finco 2 Inc
9.25%, 03/15/2024(g)	85	91	6.25%, 04/04/2023(g),(h)	200	202
			Ziggo Secured Finance BV
			5.50%, 01/15/2027(g)	150	141
Machinery - Diversified - 0.05%
Cloud Crane LLC					$8,114
10.13%, 08/01/2024(g)	120	133	Metal Fabrication & Hardware - 0.01%
RBS Global Inc / Rexnord LLC			Park-Ohio Industries Inc
4.88%, 12/15/2025(g)	30	29	6.63%, 04/15/2027	25	26
		$162
Media - 2.75%			Mining - 1.04%
21st Century Fox America Inc			Aleris International Inc
4.75%, 09/15/2044	30	32	7.88%, 11/01/2020	55	54
			9.50%, 04/01/2021(g)	30	31
5.40%, 10/01/2043	230	270
6.15%, 02/15/2041	35	44	Barrick North America Finance LLC
6.40%, 12/15/2035	210	265	4.40%, 05/30/2021	278	287
Altice Financing SA			5.75%, 05/01/2043	25	29
6.63%, 02/15/2023(g)	200	198	7.50%, 09/15/2038	145	190
AMC Networks Inc			Corp Nacional del Cobre de Chile
			3.63%, 08/01/2027(g)	200	194
4.75%, 08/01/2025	115	111	4.50%, 09/16/2025(g)	200	208
5.00%, 04/01/2024	50	49
			First Quantum Minerals Ltd
CCO Holdings LLC / CCO Holdings Capital			7.50%, 04/01/2025(g)	200	197
Corp
5.13%, 05/01/2023(g)	345	345	FMG Resources August 2006 Pty Ltd
5.13%, 05/01/2027(g)	55	52	5.13%, 03/15/2023(g)	60	60
5.50%, 05/01/2026(g)	35	34	5.13%, 05/15/2024(g)	25	25
5.75%, 02/15/2026(g)	30	30	9.75%, 03/01/2022(g)	120	132
Charter Communications Operating LLC /			Freeport-McMoRan Inc
Charter Communications Operating Capital			4.55%, 11/14/2024	80	79
4.20%, 03/15/2028	355	340	6.88%, 02/15/2023	30	32
6.48%, 10/23/2045	715	785	Glencore Finance Canada Ltd
			5.55%, 10/25/2042(g)	255	269
Comcast Corp
3.15%, 03/01/2026	160	154	Glencore Funding LLC
			3.00%, 10/27/2022(g)	45	43
3.38%, 02/15/2025	335	329	3.88%, 10/27/2027(g)	250	237
3.55%, 05/01/2028	345	340
CSC Holdings LLC			IAMGOLD Corp
10.13%, 01/15/2023(g)	215	239	7.00%, 04/15/2025(g)	155	159
Discovery Communications LLC			Newmont Mining Corp
3.95%, 03/20/2028	140	134	4.88%, 03/15/2042	115	121
5.00%, 09/20/2037	505	503	5.13%, 10/01/2019	150	154
			6.25%, 10/01/2039	70	85

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Mining (continued)			Mortgage Backed Securities (continued)
Northwest Acquisitions ULC / Dominion			JP Morgan Mortgage Trust 2016-3
Finco Inc			3.50%, 10/25/2046(g),(i)	$457	$458
7.13%, 11/01/2022(g)	$25	$26	Sequoia Mortgage Trust 2016-3
Taseko Mines Ltd			3.50%, 11/25/2046(g),(i)	1,270	1,288
8.75%, 06/15/2022(g)	105	109	Washington Mutual Mortgage Pass-Through
Teck Resources Ltd			Certificates WMALT Series 2006-AR1 Trust
3.75%, 02/01/2023	15	14	2.12%, 02/25/2036	101	87
6.25%, 07/15/2041	125	133	1 Month LIBOR + 0.25%
8.50%, 06/01/2024(g)	15	17			$5,657
Yamana Gold Inc			Oil & Gas - 3.35%
4.63%, 12/15/2027(g)	170	167	Anadarko Petroleum Corp
		$3,052	3.45%, 07/15/2024	250	243
Miscellaneous Manufacturers - 0.78%			6.60%, 03/15/2046	75	94
Bombardier Inc			Ascent Resources Utica Holdings LLC / ARU
6.13%, 01/15/2023(g)	30	30	Finance Corp
7.50%, 12/01/2024(g)	70	72	10.00%, 04/01/2022(g)	120	130
7.50%, 03/15/2025(g)	185	190	BP Capital Markets PLC
8.75%, 12/01/2021(g)	40	44	2.35%, 05/10/2019	650	652
General Electric Co			3 Month LIBOR + 0.54%
2.70%, 10/09/2022	340	330	3.02%, 01/16/2027	165	157
4.50%, 03/11/2044	355	349	Canadian Natural Resources Ltd
5.00%, 12/31/2049(j),(k)	745	738	3.85%, 06/01/2027	180	176
3 Month LIBOR + 3.33%			3.90%, 02/01/2025	145	144
6.88%, 01/10/2039	240	311	4.95%, 06/01/2047	85	89
Siemens Financieringsmaatschappij NV			Carrizo Oil & Gas Inc
2.70%, 03/16/2022(g)	250	246	7.50%, 09/15/2020	16	16
		$2,310	8.25%, 07/15/2025	30	31
Mortgage Backed Securities - 1.92%			Chesapeake Energy Corp
Fannie Mae REMIC Trust 2005-W2			8.00%, 12/15/2022(g)	70	74
2.07%, 05/25/2035	59	59	8.00%, 01/15/2025(g)	25	24
1 Month LIBOR + 0.20%			8.00%, 06/15/2027(g)	90	86
Fannie Mae REMICS			Chesapeake Oil Op/Fin Escrow Shares
2.25%, 07/25/2040	118	114	0.00%, 11/15/2019(a),(b),(d)	90	—
3.00%, 04/25/2022(l)	511	22	Concho Resources Inc
3.00%, 04/25/2027(l)	317	29	3.75%, 10/01/2027	10	10
3.50%, 11/25/2027(l)	225	21	4.38%, 01/15/2025	350	355
3.50%, 07/25/2028(l)	435	44	4.88%, 10/01/2047	10	11
3.50%, 03/25/2031(l)	539	43	Continental Resources Inc/OK
4.23%, 02/25/2043(l)	431	73	3.80%, 06/01/2024	555	534
1 Month LIBOR + 6.10%			4.38%, 01/15/2028(g)	130	127
4.23%, 09/25/2046(l)	378	58	4.50%, 04/15/2023	70	71
1 Month LIBOR + 6.10%			4.90%, 06/01/2044	185	177
4.28%, 09/25/2047(l)	961	183	CrownRock LP / CrownRock Finance Inc
1 Month LIBOR + 6.15%			5.63%, 10/15/2025(g)	95	94
4.63%, 03/25/2022(l)	46	3	Devon Energy Corp
1 Month LIBOR + 6.50%			5.60%, 07/15/2041	115	129
Freddie Mac REMICS			Ecopetrol SA
3.00%, 09/15/2025(l)	137	5	7.38%, 09/18/2043	65	76
3.00%, 03/15/2026(l)	326	14	Encana Corp
3.00%, 05/15/2027(l)	347	24	5.15%, 11/15/2041	245	256
3.00%, 10/15/2027(l)	140	13	6.50%, 05/15/2019	810	840
3.50%, 11/15/2020(l)	373	14	6.50%, 02/01/2038	45	54
3.50%, 09/15/2026(l)	768	72	6.63%, 08/15/2037	50	60
4.00%, 11/15/2038(l)	788	64	Endeavor Energy Resources LP / EER Finance
Ginnie Mae			Inc
4.28%, 06/20/2046(l)	876	164	5.50%, 01/30/2026(g)	35	35
1 Month LIBOR + 6.10%			EP Energy LLC / Everest Acquisition Finance
4.38%, 11/20/2045(l)	2,331	395	Inc
1 Month LIBOR + 6.20%			8.00%, 11/29/2024(g)	60	60
4.38%, 08/20/2047(l)	981	206	9.38%, 05/01/2024(g)	55	39
1 Month LIBOR + 6.20%			Extraction Oil & Gas Inc
4.38%, 09/20/2047(l)	3,432	715	7.38%, 05/15/2024(g)	95	99
1 Month LIBOR + 6.20%			Exxon Mobil Corp
4.43%, 06/20/2044(l)	1,353	183	2.22%, 03/01/2021	360	355
1 Month LIBOR + 6.25%			4.11%, 03/01/2046	30	31
4.50%, 04/16/2044(l)	368	70	Gulfport Energy Corp
4.86%, 04/16/2042(l)	1,490	291	6.38%, 05/15/2025	75	72
1 Month LIBOR + 6.65%			Halcon Resources Corp
HomeBanc Mortgage Trust 2005-5			6.75%, 02/15/2025	65	64
2.21%, 01/25/2036	408	407	Hess Infrastructure Partners LP / Hess
1 Month LIBOR + 0.34%			Infrastructure Partners Finance Corp
JP Morgan Mortgage Trust 2016-2			5.63%, 02/15/2026(g)	100	98
2.86%, 06/25/2046(g),(i)	542	538

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Oil & Gas (continued)			Oil & Gas Services (continued)
Kerr-McGee Corp			USA Compression Partners LP / USA
7.88%, 09/15/2031	$115	$152	Compression Finance Corp
Marathon Oil Corp			6.88%, 04/01/2026(g)	$50	$51
6.60%, 10/01/2037	280	338	Weatherford International Ltd
Marathon Petroleum Corp			4.50%, 04/15/2022	30	24
4.75%, 09/15/2044	36	36	8.25%, 06/15/2023	45	39
MEG Energy Corp			9.88%, 02/15/2024	50	46
6.50%, 01/15/2025(g)	145	141			$1,382
Nabors Industries Inc			Other Asset Backed Securities - 0.53%
5.75%, 02/01/2025(g)	70	66	CNH Equipment Trust 2014-C
Oasis Petroleum Inc			1.65%, 09/15/2021	500	498
6.50%, 11/01/2021	65	66	Dell Equipment Finance Trust 2017-2
6.88%, 03/15/2022	45	46	2.47%, 10/24/2022(g)	500	492
6.88%, 01/15/2023	140	142	Kubota Credit Owner Trust 2015-1
Petrobras Global Finance BV			1.54%, 03/15/2019(g)	71	71
5.30%, 01/27/2025(g)	240	237	MMAF Equipment Finance LLC 2017-B
7.38%, 01/17/2027	520	563	1.93%, 10/15/2020(g)	500	497
Petroleos Mexicanos			Washington Mutural Asset-Backed
5.35%, 02/12/2028(g)	105	104	Certificates WMABS Series 2006-HE1 Trust
6.50%, 03/13/2027(g)	200	214	2.05%, 04/25/2036	11	11
6.50%, 03/13/2027(g)	125	133	1 Month LIBOR + 0.18%
6.88%, 08/04/2026	60	66			$1,569
Pioneer Natural Resources Co			Packaging & Containers - 0.51%
3.45%, 01/15/2021	280	282	ARD Securities Finance SARL
Sanchez Energy Corp			8.75%, PIK 8.75%, 01/31/2023(g),(i),(m)	15	16
7.25%, 02/15/2023(g)	40	40	Ardagh Packaging Finance PLC / Ardagh
Seven Generations Energy Ltd			Holdings USA Inc
5.38%, 09/30/2025(g)	50	48	6.00%, 02/15/2025(g)	200	201
Shell International Finance BV			BWAY Holding Co
4.00%, 05/10/2046	135	135	7.25%, 04/15/2025(g)	140	143
Sinopec Group Overseas Development 2017			Crown Americas LLC / Crown Americas
Ltd			Capital Corp V
2.50%, 09/13/2022(g)	325	310	4.25%, 09/30/2026	43	40
Southwestern Energy Co			Crown Americas LLC / Crown Americas
7.75%, 10/01/2027	115	117	Capital Corp VI
Suncor Energy Inc			4.75%, 02/01/2026(g)	180	174
4.00%, 11/15/2047	260	255	Crown Cork & Seal Co Inc
Sunoco LP / Sunoco Finance Corp			7.38%, 12/15/2026	132	147
4.88%, 01/15/2023(g)	95	92	Flex Acquisition Co Inc
5.50%, 02/15/2026(g)	55	53	6.88%, 01/15/2025(g)	100	99
Ultra Resources Inc			OI European Group BV
6.88%, 04/15/2022(g)	65	56	4.00%, 03/15/2023(g)	35	33
Unit Corp			Packaging Corp of America
6.63%, 05/15/2021	80	80	4.50%, 11/01/2023	420	438
Whiting Petroleum Corp			Reynolds Group Issuer Inc / Reynolds Group
5.75%, 03/15/2021	60	61	Issuer LLC / Reynolds Group Issuer
6.25%, 04/01/2023	75	76	(Luxembourg) S.A.
6.63%, 01/15/2026(g)	30	30	5.13%, 07/15/2023(g)	140	141
WildHorse Resource Development Corp			5.22%, 07/15/2021(g)	40	41
6.88%, 02/01/2025	75	75	3 Month LIBOR + 3.50%
WPX Energy Inc			7.00%, 07/15/2024(g)	15	16
5.25%, 09/15/2024	45	44			$1,489
7.50%, 08/01/2020	67	72	Pharmaceuticals - 1.50%
YPF SA			Allergan Funding SCS
6.95%, 07/21/2027(g)	185	186
			3.45%, 03/15/2022	60	59
		$9,879	3.85%, 06/15/2024	775	766
Oil & Gas Services - 0.47%			4.55%, 03/15/2035	185	181
Archrock Partners LP / Archrock Partners			4.85%, 06/15/2044	185	183
Finance Corp			CVS Health Corp
6.00%, 10/01/2022	80	79	4.30%, 03/25/2028	345	346
Baker Hughes a GE Co LLC / Baker Hughes			4.75%, 12/01/2022	215	225
Co-Obligor Inc			4.78%, 03/25/2038	365	370
2.77%, 12/15/2022	330	323	4.88%, 07/20/2035	190	197
3.34%, 12/15/2027	290	277	5.00%, 12/01/2024	410	433
4.08%, 12/15/2047	100	95	5.05%, 03/25/2048	450	473
Halliburton Co			CVS Pass-Through Trust
3.80%, 11/15/2025	125	126	7.51%, 01/10/2032(g)	48	57
4.75%, 08/01/2043	165	173	Pfizer Inc
PHI Inc			4.40%, 05/15/2044	90	97
5.25%, 03/15/2019	65	64	Shire Acquisitions Investments Ireland DAC
Schlumberger Investment SA			2.88%, 09/23/2023	335	320
3.30%, 09/14/2021(g)	85	85	3.20%, 09/23/2026	440	410

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Pharmaceuticals (continued)			Pipelines (continued)
Valeant Pharmaceuticals International			TransCanada PipeLines Ltd
6.75%, 08/15/2021(g)	$195	$195	4.63%, 03/01/2034	$135	$143
Valeant Pharmaceuticals International Inc			7.13%, 01/15/2019	95	98
5.50%, 11/01/2025(g)	55	54	Western Gas Partners LP
5.63%, 12/01/2021(g)	50	48	4.50%, 03/01/2028	185	185
		$4,414	4.65%, 07/01/2026	115	117
Pipelines - 2.60%			5.45%, 04/01/2044	205	207
Abu Dhabi Crude Oil Pipeline LLC			Williams Partners LP
3.65%, 11/02/2029(g)	200	191	3.60%, 03/15/2022	245	244
Andeavor Logistics LP			4.85%, 03/01/2048	145	144
6.88%, 12/31/2049(j),(k)	275	276	5.10%, 09/15/2045	125	127
3 Month LIBOR + 4.65%					$7,673
Andeavor Logistics LP / Tesoro Logistics			Private Equity - 0.12%
Finance Corp			Apollo Management Holdings LP
3.50%, 12/01/2022	105	103	5.00%, 03/15/2048(g)	190	195
4.25%, 12/01/2027	70	68	Icahn Enterprises LP / Icahn Enterprises
6.25%, 10/15/2022	5	5	Finance Corp
Antero Midstream Partners LP / Antero			6.00%, 08/01/2020	105	107
Midstream Finance Corp			6.38%, 12/15/2025	65	65
5.38%, 09/15/2024	35	35			$367
Cheniere Corpus Christi Holdings LLC			Real Estate - 0.04%
5.13%, 06/30/2027	255	253	Crescent Communities LLC/Crescent
Columbia Pipeline Group Inc			Ventures Inc
3.30%, 06/01/2020	400	399	8.88%, 10/15/2021(g)	103	108
DCP Midstream Operating LP
5.35%, 03/15/2020(g)	450	462	Regional Authority - 0.06%
Enable Midstream Partners LP			Provincia de Buenos Aires/Argentina
4.40%, 03/15/2027	145	142	7.88%, 06/15/2027(g)	175	182
Enbridge Inc
6.00%, 01/15/2077(k)	165	163	REITs - 1.26%
3 Month LIBOR + 3.89%			Alexandria Real Estate Equities Inc
Energy Transfer Equity LP			3.45%, 04/30/2025	865	837
5.88%, 01/15/2024	75	78	American Campus Communities Operating
Energy Transfer Partners LP			Partnership LP
4.05%, 03/15/2025	150	147	3.63%, 11/15/2027	245	233
4.75%, 01/15/2026	55	56	4.13%, 07/01/2024	205	206
4.90%, 03/15/2035	100	94	American Tower Corp
5.30%, 04/15/2047	95	89	3.60%, 01/15/2028	140	133
EnLink Midstream Partners LP			CC Holdings GS V LLC / Crown Castle GS
4.40%, 04/01/2024	320	320	III Corp
5.05%, 04/01/2045	150	140	3.85%, 04/15/2023	510	512
Enterprise Products Operating LLC			Equinix Inc
4.85%, 03/15/2044	135	141	5.38%, 04/01/2023	115	117
5.38%, 02/15/2078(k)	590	565	5.38%, 05/15/2027	40	41
3 Month LIBOR + 2.57%			5.88%, 01/15/2026	40	42
Kinder Morgan Energy Partners LP			Healthcare Trust of America Holdings LP
4.70%, 11/01/2042	300	279	3.50%, 08/01/2026	200	191
Kinder Morgan Inc/DE			3.75%, 07/01/2027	290	280
3.05%, 12/01/2019	100	100	Iron Mountain Inc
5.63%, 11/15/2023(g)	215	230	4.38%, 06/01/2021(g)	115	116
MPLX LP			Iron Mountain US Holdings Inc
4.00%, 03/15/2028	285	281	5.38%, 06/01/2026(g)	65	62
4.50%, 07/15/2023	290	300	iStar Inc
4.70%, 04/15/2048	80	78	5.25%, 09/15/2022	50	48
5.20%, 03/01/2047	85	89	6.50%, 07/01/2021	25	25
NuStar Logistics LP			MGM Growth Properties Operating
5.63%, 04/28/2027	100	97	Partnership LP / MGP Finance Co-Issuer Inc
ONEOK Partners LP			5.63%, 05/01/2024	95	98
3.80%, 03/15/2020	390	393	Senior Housing Properties Trust
4.90%, 03/15/2025	20	21	4.75%, 02/15/2028	170	166
Phillips 66 Partners LP			Trust F/1401
4.90%, 10/01/2046	50	50	6.95%, 01/30/2044(g)	250	261
Plains All American Pipeline LP / PAA			Welltower Inc
Finance Corp			4.00%, 06/01/2025	355	355
4.50%, 12/15/2026	195	193			$3,723
Sabine Pass Liquefaction LLC			Retail - 0.46%
4.20%, 03/15/2028	150	148	1011778 BC ULC / New Red Finance Inc
5.00%, 03/15/2027	110	114	5.00%, 10/15/2025(g)	145	138
5.75%, 05/15/2024	215	232	Dollar Tree Inc
Summit Midstream Holdings LLC / Summit			5.75%, 03/01/2023	80	83
Midstream Finance Corp			Golden Nugget Inc
5.75%, 04/15/2025	80	76	6.75%, 10/15/2024(g)	130	131

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Retail (continued)			Sovereign (continued)
Home Depot Inc/The			CoBank ACB
3.35%, 09/15/2025	$215	$214	6.25%, 12/31/2049(j),(k)	$115	$123
3.90%, 06/15/2047	100	99	3 Month LIBOR + 4.66%
5.88%, 12/16/2036	20	26	Colombia Government International Bond
IRB Holding Corp			3.88%, 04/25/2027	400	395
6.75%, 02/15/2026(g)	65	64	5.00%, 06/15/2045	200	203
JC Penney Corp Inc			Croatia Government International Bond
8.63%, 03/15/2025(g)	25	23	6.00%, 01/26/2024	200	221
KFC Holding Co/Pizza Hut Holdings			6.38%, 03/24/2021	200	216
LLC/Taco Bell of America LLC			Dominican Republic International Bond
5.00%, 06/01/2024(g)	75	75	5.95%, 01/25/2027(g)	175	183
5.25%, 06/01/2026(g)	80	80	Ecuador Government International Bond
L Brands Inc			10.50%, 03/24/2020	230	246
6.88%, 11/01/2035	120	116	Egypt Government International Bond
Lowe's Cos Inc			5.58%, 02/21/2023(g)	200	203
3.10%, 05/03/2027	75	72	Hungary Government International Bond
Macy's Retail Holdings Inc			5.38%, 02/21/2023	120	130
6.90%, 04/01/2029	25	27	Indonesia Government International Bond
McDonald's Corp			3.50%, 01/11/2028	200	191
2.10%, 12/07/2018	75	75	5.38%, 10/17/2023(g)	500	538
2.75%, 12/09/2020	85	85	Mexico Government International Bond
PetSmart Inc			3.75%, 01/11/2028	265	256
5.88%, 06/01/2025(g)	85	61	Panama Government International Bond
		$1,369	3.88%, 03/17/2028	200	202
Savings & Loans - 0.38%			Peruvian Government International Bond
Nationwide Building Society			5.63%, 11/18/2050	45	54
4.12%, 10/18/2032(g),(k)	1,165	1,107	Qatar Government International Bond
USD ICE SWAP Rate NY 5 + 1.85%			2.38%, 06/02/2021	200	193
			3.25%, 06/02/2026	400	378
Semiconductors - 0.47%			Republic of South Africa Government
KLA-Tencor Corp			International Bond
4.13%, 11/01/2021	185	190	4.30%, 10/12/2028	200	187
NXP BV / NXP Funding LLC			Russian Foreign Bond - Eurobond
3.88%, 09/01/2022(g)	250	248	4.75%, 05/27/2026	200	207
QUALCOMM Inc			Saudi Government International Bond
2.50%, 01/30/2023	205	203	2.38%, 10/26/2021	400	385
3 Month LIBOR + 0.73%			2.88%, 03/04/2023(g)	200	192
2.90%, 05/20/2024	230	220	Turkey Government International Bond
4.30%, 05/20/2047	130	126	5.75%, 03/22/2024	400	410
Xilinx Inc			6.00%, 03/25/2027	200	203
2.95%, 06/01/2024	405	389	Ukraine Government International Bond
		$1,376	7.75%, 09/01/2026	225	230
Software - 0.89%					$6,353
Epicor Software Corp			Student Loan Asset Backed Securities - 1.55%
9.94%, 06/30/2023(g)	65	66	Navient Private Education Refi Loan Trust 2018-A
3 Month LIBOR + 8.25%
First Data Corp			2.53%, 02/18/2042(g)	600	598
5.00%, 01/15/2024(g)	195	195	Navient Student Loan Trust 2015-1
j2 Cloud Services LLC / j2 Global Co-Obligor			2.17%, 09/26/2022	141	141
Inc			1 Month LIBOR + 0.30%
6.00%, 07/15/2025(g)	20	20	Navient Student Loan Trust 2017-3
Microsoft Corp			2.17%, 07/26/2066(g)	1,063	1,063
1.55%, 08/08/2021	120	115	1 Month LIBOR + 0.30%
2.00%, 11/03/2020	170	167	Navient Student Loan Trust 2018-2
2.00%, 08/08/2023	215	204	2.22%, 03/25/2067(g)	450	450
3.70%, 08/08/2046	320	316	1 Month LIBOR + 0.24%
3.95%, 08/08/2056	190	189	SMB Private Education Loan Trust 2016-B
4.45%, 11/03/2045	110	122	2.43%, 11/15/2023(g)	33	33
4.50%, 02/06/2057	90	99	1 Month LIBOR + 0.65%
MSCI Inc			SMB Private Education Loan Trust 2017-B
5.25%, 11/15/2024(g)	75	77	2.05%, 06/17/2024(g)	1,564	1,563
5.75%, 08/15/2025(g)	25	26	1 Month LIBOR + 0.27%
Oracle Corp			SoFi Professional Loan Program 2016-D LLC
2.95%, 11/15/2024	175	170
4.00%, 11/15/2047	875	862	1.53%, 04/25/2033(g)	89	89
		$2,628	Sofi Professional Loan Program 2017-B LLC
Sovereign - 2.16%			1.83%, 05/25/2040(g)	338	336
Argentine Republic Government International			Sofi Professional Loan Program 2018-A LLC
Bond			2.39%, 02/25/2042(g)	290	289
4.63%, 01/11/2023	328	316			$4,562
5.63%, 01/26/2022	225	228
5.88%, 01/11/2028	280	263

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Telecommunications - 2.00%			Trucking & Leasing - 0.06%
AT&T Inc			Avolon Holdings Funding Ltd
2.72%, 02/14/2023	$95	$96	5.50%, 01/15/2023(g)	$40	$40
3 Month LIBOR + 0.89%			DAE Funding LLC
3.90%, 08/14/2027	270	272	4.50%, 08/01/2022(g)	50	47
4.10%, 02/15/2028(g)	250	248	5.00%, 08/01/2024(g)	95	90
4.30%, 02/15/2030(g)	550	547			$177
4.75%, 05/15/2046	405	393	TOTAL BONDS		$200,010
4.90%, 08/14/2037	560	563	SENIOR FLOATING RATE INTERESTS -	Principal
5.15%, 03/15/2042	50	52	2.18%	Amount (000's) Value (000's)
5.15%, 02/14/2050	45	46	Aerospace & Defense - 0.04%
5.45%, 03/01/2047	120	127	Sequa Mezzanine Holdings LLC
6.38%, 03/01/2041	135	157	7.07%, 11/28/2021(n)	$45	$45
Cisco Systems Inc			US LIBOR + 5.00%
2.20%, 02/28/2021	135	133	TransDigm Inc
Empresa Nacional de Telecomunicaciones			4.71%, 08/22/2024(n)	15	15
SA			US LIBOR + 2.50%
4.75%, 08/01/2026(g)	200	201	4.77%, 06/09/2023(n)	45	45
Frontier Communications Corp			US LIBOR + 2.75%
7.13%, 01/15/2023	30	20			$105
8.50%, 04/01/2026(g)	90	87
			Automobile Manufacturers - 0.05%
11.00%, 09/15/2025	130	97	Navistar Inc
Goodman Networks Inc			5.21%, 11/06/2024(n)	155	156
8.00%, 05/11/2022	31	20	US LIBOR + 3.50%
GTT Communications Inc
7.88%, 12/31/2024(g)	120	120
			Automobile Parts & Equipment - 0.02%
Intelsat Jackson Holdings SA			American Axle & Manufacturing Inc
5.50%, 08/01/2023	135	109	4.13%, 04/06/2024(n)	69	69
8.00%, 02/15/2024(g)	90	95
			US LIBOR + 2.25%
Level 3 Financing Inc
5.13%, 05/01/2023	35	34	Building Materials - 0.03%
5.38%, 01/15/2024	80	78	GYP Holdings III Corp
Level 3 Parent LLC			4.77%, 04/01/2023(n)	86	86
5.75%, 12/01/2022	55	55	US LIBOR + 3.00%
Ooredoo International Finance Ltd
3.88%, 01/31/2028	250	241	Chemicals - 0.09%
Sprint Communications Inc			A Schulman Inc
6.00%, 11/15/2022	10	10	4.98%, 06/01/2022(n)	51	51
7.00%, 08/15/2020	135	140	US LIBOR + 3.25%
9.00%, 11/15/2018(g)	7	7
			Aruba Investments Inc
Sprint Corp			5.14%, 02/02/2022(n)	14	14
7.13%, 06/15/2024	140	137	US LIBOR + 3.25%
7.63%, 03/01/2026	35	34	Emerald Performance Materials LLC
7.88%, 09/15/2023	135	138	9.63%, 08/01/2022(n)	105	105
Telecom Italia Capital SA			US LIBOR + 6.75%
6.38%, 11/15/2033	25	27	Methanol Holdings Trinidad Ltd
T-Mobile USA Inc			5.38%, 06/30/2022(n)	111	111
5.13%, 04/15/2025	320	322	US LIBOR + 3.50%
6.00%, 04/15/2024	95	99			$281
6.50%, 01/15/2024	30	31	Commercial Services - 0.10%
6.50%, 01/15/2026	95	101	Garda World Security Corp/Old
VEON Holdings BV			5.51%, 05/24/2024(n)	85	85
3.95%, 06/16/2021(g)	400	394
			US LIBOR + 3.50%
Verizon Communications Inc			Prime Security Services Borrower LLC
5.01%, 08/21/2054	390	390	4.63%, 05/02/2022(n)	109	110
5.25%, 03/16/2037	260	280	US LIBOR + 2.75%
		$5,901	TMS International Corp
Transportation - 0.26%			4.63%, 08/14/2024(n)	90	90
Eletson Holdings Inc			US LIBOR + 2.75%
9.63%, 01/15/2022(g)	110	59
					$285
Navios Maritime Acquisition Corp / Navios			Computers - 0.06%
Acquisition Finance US Inc			Dell International LLC
8.13%, 11/15/2021(g)	305	249
			3.88%, 09/07/2023(n)	109	109
Navios Maritime Holdings Inc / Navios			US LIBOR + 2.00%
Maritime Finance II US Inc			McAfee LLC
7.38%, 01/15/2022(g)	140	110
			6.38%, 09/30/2024(n)	60	60
11.25%, 08/15/2022(g)	105	105	US LIBOR + 4.50%

Navios South American Logistics Inc / Navios					$169
Logistics Finance US Inc
7.25%, 05/01/2022(g)	185	176	Consumer Products - 0.04%
			Prestige Brands Inc
Union Pacific Corp			3.88%, 01/26/2024(n)	123	124
4.38%, 11/15/2065	60	61
		$760	US LIBOR + 2.00%

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Diversified Financial Services - 0.07%			Insurance (continued)
Lions Gate Capital Holdings LLC			Genworth Holdings Inc
0.00%, 03/24/2025(n),(o)	$110	$110	6.20%, 02/28/2023(n)	$90	$92
US LIBOR + 2.25%			US LIBOR + 4.50%
Russell Investments US Institutional Holdco					$385
Inc			Leisure Products & Services - 0.08%
5.55%, 06/01/2023(n)	103	104	ClubCorp Holdings Inc
US LIBOR + 3.25%			5.55%, 09/18/2024(n)	83	84
		$214	US LIBOR + 3.25%
Electric - 0.02%			Intrawest Resorts Holdings Inc
Dynegy Inc			5.13%, 07/31/2024(n)	141	141
4.60%, 02/07/2024(n)	45	46	US LIBOR + 3.25%
US LIBOR + 2.75%					$225
			Lodging - 0.06%
Engineering & Construction - 0.02%			Caesars Resort Collection LLC
Pisces Midco Inc			4.63%, 12/22/2024(n)	90	90
0.00%, 03/28/2025(n),(o)	60	60	US LIBOR + 2.75%
US LIBOR + 3.75%			Golden Nugget Inc/NV
			4.98%, 10/04/2023(n)	15	15
Entertainment - 0.13%			US LIBOR + 3.25%
CCM Merger Inc			Hilton Worldwide Finance LLC
4.63%, 08/06/2021(n)	122	123	3.87%, 10/25/2023(n)	62	62
US LIBOR + 2.75%			US LIBOR + 2.00%
Eldorado Resorts Inc					$167
4.13%, 04/17/2024(n)	20	20	Media - 0.09%
US LIBOR + 2.25%			Altice Financing SA
WMG Acquisition Corp			4.47%, 07/15/2025(n)	50	49
4.13%, 11/01/2023(n)	229	229	US LIBOR + 2.75%
US LIBOR + 2.25%			CSC Holdings LLC
		$372	4.28%, 01/12/2026(n)	35	35
Environmental Control - 0.01%			US LIBOR + 2.50%
Filtration Group Corp			Meredith Corp
0.00%, 03/28/2025(n),(o)	45	45	4.88%, 01/17/2025(n)	30	30
US LIBOR + 3.00%			US LIBOR + 3.00%
			Unitymedia Finance LLC
Food - 0.09%			4.03%, 09/30/2025(n)	50	50
B&G Foods Inc			US LIBOR + 2.25%
3.88%, 11/02/2022(n)	52	52	Univision Communications Inc
US LIBOR + 2.00%			4.63%, 03/15/2024(n)	111	109
JBS USA LUX SA			US LIBOR + 2.75%
4.68%, 10/30/2022(n)	89	89			$273
US LIBOR + 2.50%			Oil & Gas - 0.14%
Post Holdings Inc			California Resources Corp
3.88%, 05/24/2024(n)	139	139	6.57%, 11/14/2022(n)	145	147
US LIBOR + 2.00%			US LIBOR + 4.75%
		$280	12.23%, 12/31/2021(n)	130	147
Healthcare - Products - 0.05%			US LIBOR + 10.37%
DJO Finance LLC			Chesapeake Energy Corp
5.03%, 06/08/2020(n)	45	45	9.44%, 08/23/2021(n)	100	106
US LIBOR + 3.25%			US LIBOR + 7.50%
Kinetic Concepts Inc					$400
5.55%, 02/02/2024(n)	104	104	Packaging & Containers - 0.11%
US LIBOR + 3.25%			Berry Global Inc
		$149	3.82%, 10/01/2022(n)	32	32
Healthcare - Services - 0.05%			US LIBOR + 2.00%
Acadia Healthcare Co Inc			Caraustar Industries Inc
4.38%, 02/16/2023(n)	43	44	7.80%, 03/14/2022(n)	103	104
US LIBOR + 2.50%			US LIBOR + 5.50%
DaVita Inc			Coveris Holdings SA
4.63%, 06/24/2021(n)	19	19	6.55%, 06/29/2022(n)	69	69
US LIBOR + 2.75%			US LIBOR + 4.25%
MPH Acquisition Holdings LLC			CROWN Americas LLC
5.05%, 06/07/2023(n)	72	72	0.00%, 01/17/2025(n),(o)	25	25
US LIBOR + 3.00%			US LIBOR + 2.00%
		$135	Flex Acquisition Co Inc
Insurance - 0.13%			4.69%, 12/29/2023(n)	40	40
Asurion LLC			US LIBOR + 3.00%
4.63%, 11/03/2023(n)	92	93	Reynolds Group Holdings Inc
US LIBOR + 2.75%			4.63%, 02/05/2023(n)	45	45
7.88%, 08/04/2025(n)	195	200	US LIBOR + 2.75%
US LIBOR + 6.00%					$315

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
REITs - 0.10%			Transportation - 0.01%
GEO Group Inc/The			Navios Maritime Partners LP
4.13%, 03/22/2024(n)	$149	$149	7.08%, 09/14/2020(n)	$28	$29
US LIBOR + 2.25%			US LIBOR + 5.00%
iStar Inc
4.76%, 10/01/2021(n)	108	109	Trucking & Leasing - 0.04%
US LIBOR + 3.00%			Avolon TLB Borrower 1 US LLC
MGM Growth Properties Operating			0.00%, 03/21/2022(n),(o)	115	115
Partnership LP			US LIBOR + 2.25%
3.88%, 04/25/2025(n)	39	39
US LIBOR + 2.00%			TOTAL SENIOR FLOATING RATE INTERESTS		$6,418
		$297	U.S. GOVERNMENT & GOVERNMENT	Principal
Retail - 0.18%			AGENCY OBLIGATIONS - 29.62%	Amount (000's)	Value (000's)
Academy Ltd			Federal Home Loan Mortgage Corporation (FHLMC) - 3.94%
5.78%, 07/01/2022(n)	188	150	3.00%, 11/01/2042	$348	$342
US LIBOR + 4.00%			3.00%, 03/01/2043	1,540	1,514
Beacon Roofing Supply Inc			3.00%, 01/01/2047	2,733	2,677
3.94%, 10/11/2024(n)	40	40	3.50%, 04/01/2046	1,681	1,691
US LIBOR + 2.25%			3.62%, 02/01/2037	21	22
Dollar Tree Inc			12 Month LIBOR + 1.63%
4.19%, 07/06/2022(n)	70	70	3.77%, 02/01/2034	2	2
US LIBOR + 4.25%			12 Month LIBOR + 1.99%
IRB Holding Corp			4.00%, 04/01/2047	478	493
4.94%, 01/17/2025(n)	95	96	4.00%, 11/01/2047	764	787
US LIBOR + 3.25%			4.50%, 07/01/2024	26	26
JC Penney Corp Inc			4.50%, 12/01/2043	1,314	1,386
6.24%, 06/23/2023(n)	43	42	4.50%, 09/01/2044	315	332
US LIBOR + 4.25%			4.50%, 03/01/2046	373	396
KFC Holding Co			5.00%, 05/01/2018	1	1
3.81%, 06/16/2023(n)	74	74	5.00%, 06/01/2031	132	142
US LIBOR + 2.00%			5.00%, 10/01/2035	49	52
Michaels Stores Inc			5.00%, 06/01/2041	1,331	1,442
4.59%, 01/30/2023(n)	59	59	6.00%, 06/01/2032	27	31
US LIBOR + 2.75%			6.00%, 10/01/2032	16	18
PetSmart Inc			6.00%, 01/01/2038	78	89
4.68%, 03/11/2022(n)	10	8	6.50%, 03/01/2029	4	5
US LIBOR + 3.00%			6.50%, 05/01/2029	6	7
		$539	6.50%, 04/01/2031	2	3
Semiconductors - 0.01%			6.50%, 02/01/2032	5	6
Micron Technology Inc			6.50%, 05/01/2032	5	6
3.88%, 04/26/2022(n)	46	46	6.50%, 04/01/2035	8	10
US LIBOR + 2.00%			7.00%, 12/01/2029	15	16
			7.00%, 06/01/2030	4	4
Software - 0.04%			7.00%, 12/01/2030	2	1
First Data Corp			7.00%, 01/01/2031	1	1
4.12%, 07/08/2022(n)	55	55	7.00%, 01/01/2031	2	3
US LIBOR + 2.25%			7.00%, 12/01/2031	33	34
Signode Industrial Group US Inc			7.50%, 04/01/2030	3	3
5.38%, 05/01/2021(n)	63	63	7.50%, 03/01/2031	10	11
US LIBOR + 2.75%			8.00%, 09/01/2030	34	36
		$118			$11,589
Telecommunications - 0.32%			Federal National Mortgage Association (FNMA) - 12.10%
Avaya Inc			2.50%, 03/01/2030	646	635
6.54%, 11/08/2024(n)	204	206	3.00%, 10/01/2030	1,728	1,728
US LIBOR + 4.75%			3.00%, 04/01/2033(p)	950	949
GTT Communications Inc			3.00%, 03/01/2034	380	379
5.19%, 01/09/2024(n)	132	133	3.00%, 11/01/2042	925	911
US LIBOR + 3.25%			3.00%, 04/01/2043(p)	3,950	3,853
Level 3 Parent LLC			3.00%, 05/01/2043	216	213
4.05%, 02/22/2024(n)	140	140	3.21%, 07/01/2034	1	1
US LIBOR + 2.25%			U.S. Treasury 1-Year Note + 2.21%
Maxar Technologies Ltd			3.50%, 04/01/2030	465	475
4.63%, 10/04/2024(n)	299	299	3.50%, 08/01/2034	461	470
US LIBOR + 2.75%			3.50%, 01/01/2041	50	50
Sprint Communications Inc			3.50%, 11/01/2042	1,082	1,092
4.44%, 02/02/2024(n)	64	64	3.50%, 07/01/2043	376	379
US LIBOR + 2.50%			3.50%, 07/01/2043	1,058	1,067
West Corp			3.50%, 09/01/2044	2,371	2,387
5.88%, 10/10/2024(n)	90	91	3.50%, 11/01/2044	2,022	2,035
US LIBOR + 4.00%			3.50%, 11/01/2045	3,319	3,344
		$933	3.50%, 04/01/2046	642	644
			3.50%, 04/01/2048(p)	1,625	1,628
			4.00%, 10/01/2019	10	10
			4.00%, 08/01/2020	80	82

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 03/01/2034	$514	$537		6.50%, 12/15/2032	$372	$416
4.00%, 11/01/2040	1,619	1,675		7.00%, 03/15/2031	10	10
4.00%, 05/01/2041	250	258		7.50%, 05/15/2029	16	16
4.00%, 09/01/2043	725	749		8.00%, 12/15/2030	7	8
4.00%, 06/01/2044	348	359				$15,793
4.00%, 05/01/2045	562	580	U.S. Treasury - 8.22%
4.00%, 12/01/2045	902	928		1.25%, 10/31/2021	1,555	1,490
4.00%, 04/01/2047	472	489		1.25%, 07/31/2023	1,405	1,311
4.00%, 05/01/2047	945	971		1.50%, 08/15/2026	1,770	1,607
4.00%, 06/01/2047	963	993		1.63%, 10/31/2023	370	351
4.00%, 09/01/2047	968	995		1.75%, 04/30/2022(q)	3,385	3,285
4.00%, 10/01/2047	496	510		1.88%, 11/30/2021	2,550	2,497
4.00%, 04/01/2048(p)	500	513		2.00%, 05/31/2021	720	711
4.50%, 07/01/2025	59	61		2.00%, 10/31/2021	540	531
4.50%, 11/01/2040	1,012	1,070		2.13%, 11/30/2023(q)	1,140	1,111
4.50%, 09/01/2041	295	311		2.25%, 08/15/2046	1,090	939
4.50%, 12/01/2044	159	168		2.75%, 08/15/2042	210	203
5.00%, 10/01/2041	230	248		2.88%, 08/15/2045	545	535
5.50%, 06/01/2019	8	8		3.00%, 11/15/2044	1,450	1,460
5.50%, 07/01/2019	4	4		3.00%, 05/15/2045	190	191
5.50%, 07/01/2019	2	2		3.00%, 11/15/2045	2,000	2,011
5.50%, 08/01/2019	1	1		3.13%, 02/15/2042	590	610
5.50%, 08/01/2019	6	6		3.13%, 08/15/2044	70	72
5.50%, 10/01/2019	8	8		3.75%, 11/15/2043	1,500	1,713
5.50%, 10/01/2019	12	12		4.75%, 02/15/2037	2,810	3,597
5.50%, 12/01/2022	19	21				$24,225
5.50%, 07/01/2033	267	293	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.50%, 04/01/2035	25	27	OBLIGATIONS			$87,261
5.50%, 08/01/2036	575	632	Total Investments			$310,459
5.50%, 02/01/2037	7	7	Other Assets and Liabilities - (5.39)%			$(15,875)
5.50%, 05/01/2040	44	48	TOTAL NET ASSETS - 100.00%			$294,584
6.00%, 05/01/2031	3	3
6.00%, 07/01/2035	179	202
6.00%, 02/01/2037	167	187	(a)	Non-income producing security
6.00%, 02/01/2038	68	77	(b)	The value of these investments was determined using significant
6.50%, 03/01/2032	4	5		unobservable inputs.
6.50%, 07/01/2037	29	32	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
6.50%, 07/01/2037	55	61		information.
6.50%, 02/01/2038	48	55	(d)	Fair value of these investments is determined in good faith by the Manager
6.50%, 03/01/2038	16	18		under procedures established and periodically reviewed by the Board of
6.50%, 09/01/2038	162	181		Directors. Certain inputs used in the valuation may be unobservable;
7.00%, 02/01/2032	16	17		however, each security is evaluated individually for purposes of ASC 820
		$35,654		which results in not all securities being identified as Level 3 of the fair
Government National Mortgage Association (GNMA) - 5.36%				value hierarchy. At the end of the period, the fair value of these securities
2.75%, 07/20/2043	152	155		totaled $124 or 0.04% of net assets.
U.S. Treasury 1-Year Note + 1.50%			(e)	Affiliated Security. Security is either an affiliate (and registered under the
3.00%, 02/15/2043	454	448		Investment Company Act of 1940) or an affiliate as defined by the
3.00%, 07/20/2044	711	703		Investment Company Act of 1940 (the Fund controls 5.0% or more of the
3.00%, 01/20/2046	518	512		outstanding voting shares of the security). Please see affiliated sub-
3.50%, 04/01/2043	4,050	4,089		schedule for transactional information.
3.50%, 04/20/2046	236	239	(f)	Current yield as of reporting period.
3.50%, 10/20/2046	364	368	(g)	Security exempt from registration under Rule 144A of the Securities Act of
3.50%, 07/20/2047	1,471	1,486		1933. These securities may be resold in transactions exempt from
3.50%, 04/01/2048(p)	2,500	2,524		registration, normally to qualified institutional buyers. At the end of the
4.00%, 02/15/2042	176	183		period, the value of these securities totaled $56,171 or 19.07% of net
4.00%, 06/20/2046	88	92		assets.
4.00%, 01/20/2048	2,231	2,318	(h)	Security purchased on a when-issued basis.
4.50%, 09/15/2039	680	725	(i)	Certain variable rate securities are not based on a published reference
4.50%, 11/15/2040	143	151		rate and spread but are determined by the issuer or agent and are based
4.50%, 07/20/2045	372	392		on current market conditions. These securities do not indicate a reference
5.00%, 02/15/2034	282	303		rate and spread in their description.
5.00%, 10/15/2034	101	109	(j)	Perpetual security. Perpetual securities pay an indefinite stream of
5.00%, 10/20/2039	55	59		interest, but they may be called by the issuer at an earlier date.
5.00%, 07/20/2040	33	35	(k)	Rate shown is the rate in effect as of period end. The rate may be based on
5.00%, 02/15/2042	110	119		a fixed rate and may convert to a variable rate or floating rate in the
5.50%, 12/20/2033	139	153		future.
5.50%, 05/20/2035	15	17	(l)	Security is an Interest Only Strip.
6.00%, 01/20/2029	26	30	(m)	Payment in kind; the issuer has the option of paying additional securities
6.00%, 07/20/2029	5	5		in lieu of cash.
6.00%, 12/15/2033	30	34	(n)	Rate information disclosed is based on an average weighted rate as of
6.00%, 12/20/2036	76	85		March 31, 2018.
6.50%, 03/20/2028	4	5	(o)	This Senior Floating Rate Note will settle after March 31, 2018, at which
6.50%, 05/20/2029	4	4		time the interest rate will be determined.

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

(p)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $428 or 0.15% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		28.63%
Financial		14.33%
Government		10.44%
Consumer, Non-cyclical		9.66%
Asset Backed Securities		8.91%
Energy		6.62%
Communications		5.86%
Investment Companies		5.59%
Consumer, Cyclical		3.92%
Utilities		3.30%
Technology		2.84%
Industrial		2.79%
Basic Materials		2.50%
Other Assets and Liabilities		(5.39)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases			Sales		March 31, 2018
	Value			Cost	Proceeds			Value
Principal Government Money Market Fund		$4,938		$54,253		$42,730		$16,461
		$4,938		$54,253		$42,730		$16,461

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$29		$—				$—	$—
	$29		$—				$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date				Cost		Value	Percent of Net Assets
Goodman Networks Inc		06/01/2017			$—		$3	0.00%
Goodman Networks Inc		06/01/2017			—		—	0.00%
Pinnacle Operating Corp		03/09/2017			40		82	0.03%
Total							$85	0.03%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2018	Short		24		$2,907			$(30)
US 10 Year Ultra Note; June 2018	Short		39		5,064			(47)
US 2 Year Note; June 2018	Long		48	10,205				2
US 5 Year Note; June 2018	Long		16		1,831			4
US Long Bond; June 2018	Long		14		2,053			48
US Ultra Bond; June 2018	Long		15		2,407			81
Total								$58

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
March 31, 2018 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread		(Pay)/				Unrealized
	as of March		Receive Payment		Notional	Upfront	Appreciation/
Reference Entity	31, 2018	(a)	Fixed Rate Frequency Maturity Date		Amount	Payments/(Receipts)	(Depreciation)	Fair Value
CDX. EM.28	N/A		(1.00)% Quarterly	12/20/2022	$6,305	$98	$(54)	$44
CDX. NA.HY.29	N/A		(5.00)% Quarterly	12/20/2022	4,100	(278)	12	(266)
Total						$(180)	$(42)	$(222)

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

			Schedule of Investments
			Diversified Balanced Account
			March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 15.04%
International Equity Index Fund (a)	7,439,172		$79,748
MidCap S&P 400 Index Fund (a)	2,123,837		45,046
SmallCap S&P 600 Index Fund (a)	1,644,634		44,734
			$169,528
Principal Variable Contracts Funds, Inc. Class 1 - 84.99%
Bond Market Index Account (a)	55,213,619		564,835
LargeCap S&P 500 Index Account (a)	21,949,359		393,333
			$958,168
TOTAL INVESTMENT COMPANIES			$1,127,696
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00% (b),(c),(d),(e)	5,058		$5

TOTAL PREFERRED STOCKS			$5
	Principal
BONDS - 0.00%	Amount (000's)		Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp
9.00%, 05/15/2023(f)		$5	$5

Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019(b),(c),(e)		5	—

TOTAL BONDS			$5
Total Investments			$1,127,706
Other Assets and Liabilities - (0.03)%			$(291)
TOTAL NET ASSETS - 100.00%			$1,127,415

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Non-income producing security
(c)	The value of these investments was determined using significant unobservable inputs.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5 or 0.00% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5 or 0.00% of net assets.

Portfolio Summary (unaudited)
Fund Type	Percent
Fixed Income Funds	50.10%
Domestic Equity Funds	42.86%
International Equity Funds	7.07%
Energy	0.00%
Consumer, Non-cyclical	0.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Pinnacle Operating Corp	03/09/2017	$2	$5	0.00%
Total			$5	0.00%
Amounts in thousands.

See accompanying notes.

	Schedule of Investments
	Diversified Balanced Account
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Account	$588,839	$19,544	$34,219	$564,835
International Equity Index Fund	82,402	3,890	6,221	79,748
LargeCap S&P 500 Index Account	408,611	12,326	25,595	393,333
MidCap S&P 400 Index Fund	47,366	997	2,987	45,046
SmallCap S&P 600 Index Fund	47,143	413	3,078	44,734
	$1,174,361	$37,170	$72,100	$1,127,696

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account		$—	$5	$—	$(9,334)
International Equity Index Fund		—	123	—	(446)
LargeCap S&P 500 Index Account		—	7,063	—	(9,072)
MidCap S&P 400 Index Fund		—	45	—	(375)
SmallCap S&P 600 Index Fund		—	14	—	242
		$—	$7,250	$—	$(18,985)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Diversified Balanced Managed Volatility Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 15.04%
International Equity Index Fund (a)	1,156,687	$12,400
MidCap S&P 400 Index Fund (a)	330,236	7,004
SmallCap S&P 600 Index Fund (a)	255,727	6,956
		$26,360
Principal Variable Contracts Funds, Inc. Class 1 - 84.99%
Bond Market Index Account (a)	8,584,910	87,824
LargeCap S&P 500 Managed Volatility Index	4,569,973	61,146
Account (a)
		$148,970
TOTAL INVESTMENT COMPANIES		$175,330
Total Investments		$175,330
Other Assets and Liabilities - (0.03)%		$(51)
TOTAL NET ASSETS - 100.00%		$175,279

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.10%
Domestic Equity Funds		42.86%
International Equity Funds		7.07%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	March 31, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$90,779	$3,472	$4,993	$87,824
International Equity Index Fund		12,703	712	965	12,400
LargeCap S&P 500 Managed Volatility		63,004	1,971	3,799	61,146
Index Account
MidCap S&P 400 Index Fund		7,302	215	464	7,004
SmallCap S&P 600 Index Fund		7,268	125	478	6,956
		$181,056	$6,495	$10,699	$175,330

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account		$—	$—	$—	$(1,434)
International Equity Index Fund		—	28	—	(78)
LargeCap S&P 500 Managed Volatility
Index Account		—	394	—	(424)
MidCap S&P 400 Index Fund		—	8	—	(57)
SmallCap S&P 600 Index Fund		—	4	—	37
		$—	$434	$—	$(1,956)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Diversified Balanced Volatility Control Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 82.70%	Shares Held	Value (000's)
Exchange Traded Funds - 2.70%
iShares Core S&P 500 ETF	4,535	$1,203

Principal Funds, Inc. Class R-6 - 15.50%
International Equity Index Fund (a)	297,514	3,189
MidCap S&P 400 Index Fund (a)	87,015	1,846
SmallCap S&P 600 Index Fund (a)	68,848	1,873
		$6,908
Principal Variable Contracts Funds, Inc. Class 1 - 64.50%
Bond Market Index Account (a)	2,134,180	21,833
LargeCap S&P 500 Index Account (a)	386,171	6,920
		$28,753
TOTAL INVESTMENT COMPANIES		$36,864
Total Investments		$36,864
Other Assets and Liabilities - 17.30%		$7,713
TOTAL NET ASSETS - 100.00%		$44,577

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		48.98%
Domestic Equity Funds		23.86%
International Equity Funds		7.16%
Investment Companies		2.70%
Other Assets and Liabilities		17.30%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	March 31, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$17,669	$4,570	$142	$21,833
International Equity Index Fund		2,600	640	20	3,189
LargeCap S&P 500 Index Account		5,671	1,371	43	6,920
MidCap S&P 400 Index Fund		1,508	366	11	1,846
SmallCap S&P 600 Index Fund		1,512	366	12	1,873
		$28,960	$7,313	$228	$35,661

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account		$—	$—	$—	$(264)
International Equity Index Fund		—	—	—	(31)
LargeCap S&P 500 Index Account		—	—	—	(79)
MidCap S&P 400 Index Fund		—	—	—	(17)
SmallCap S&P 600 Index Fund		—	—	—	7
		$—	$—	$—	$(384)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Diversified Growth Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 20.07%
International Equity Index Fund (a)	36,228,962	$388,375
MidCap S&P 400 Index Fund (a)	9,050,167	191,954
SmallCap S&P 600 Index Fund (a)	7,008,170	190,622
		$770,951
Principal Variable Contracts Funds, Inc. Class 1 - 79.96%
Bond Market Index Account (a)	131,762,728	1,347,932
LargeCap S&P 500 Index Account (a)	96,203,726	1,723,971
		$3,071,903
TOTAL INVESTMENT COMPANIES		$3,842,854
Total Investments		$3,842,854
Other Assets and Liabilities - (0.03)%		$(1,020)
TOTAL NET ASSETS - 100.00%		$3,841,834

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.83%
Fixed Income Funds		35.09%
International Equity Funds		10.11%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	March 31, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$1,386,397	$58,723	$75,055	$1,347,932
International Equity Index Fund		395,940	15,282	20,971	388,375
LargeCap S&P 500 Index Account		1,767,061	37,768	70,531	1,723,971
MidCap S&P 400 Index Fund		199,135	3,073	8,712	191,954
SmallCap S&P 600 Index Fund		198,200	590	9,141	190,622
		$3,946,733	$115,436	$184,410	$3,842,854

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account		$—	$2	$—	$(22,135)
International Equity Index Fund		—	98	—	(1,974)
LargeCap S&P 500 Index Account		—	13,393	—	(23,720)
MidCap S&P 400 Index Fund		—	113	—	(1,655)
SmallCap S&P 600 Index Fund		—	(1)	—	974
		$—	$13,605	$—	$(48,510)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Diversified Growth Managed Volatility Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 20.07%
International Equity Index Fund (a)	3,270,160	$35,056
MidCap S&P 400 Index Fund (a)	816,901	17,327
SmallCap S&P 600 Index Fund (a)	632,584	17,206
		$69,589
Principal Variable Contracts Funds, Inc. Class 1 - 79.96%
Bond Market Index Account (a)	11,893,278	121,668
LargeCap S&P 500 Managed Volatility Index	11,627,733	155,579
Account (a)
		$277,247
TOTAL INVESTMENT COMPANIES		$346,836
Total Investments		$346,836
Other Assets and Liabilities - (0.03)%		$(95)
TOTAL NET ASSETS - 100.00%		$346,741

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.83%
Fixed Income Funds		35.09%
International Equity Funds		10.11%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	March 31, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$124,750	$6,448	$7,533	$121,668
International Equity Index Fund		35,627	1,882	2,275	35,056
LargeCap S&P 500 Managed Volatility		159,026	4,427	7,615	155,579
Index Account
MidCap S&P 400 Index Fund		17,919	525	972	17,327
SmallCap S&P 600 Index Fund		17,834	300	1,010	17,206
		$355,156	$13,582	$19,405	$346,836

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account		$—	$—	$—	$(1,997)
International Equity Index Fund		—	49	—	(227)
LargeCap S&P 500 Managed Volatility
Index Account		—	555	—	(814)
MidCap S&P 400 Index Fund		—	15	—	(160)
SmallCap S&P 600 Index Fund		—	3	—	79
		$—	$622	$—	$(3,119)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Diversified Growth Volatility Control Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 77.64%	Shares Held	Value (000's)
Exchange Traded Funds - 0.99%
iShares Core S&P 500 ETF	8,478	$2,250

Principal Funds, Inc. Class R-6 - 20.47%
International Equity Index Fund (a)	2,161,237	23,168
MidCap S&P 400 Index Fund (a)	551,844	11,705
SmallCap S&P 600 Index Fund (a)	436,190	11,864
		$46,737
Principal Variable Contracts Funds, Inc. Class 1 - 56.18%
Bond Market Index Account (a)	7,639,970	78,157
LargeCap S&P 500 Index Account (a)	2,795,654	50,098
		$128,255
TOTAL INVESTMENT COMPANIES		$177,242
Total Investments		$177,242
Other Assets and Liabilities - 22.36%		$51,047
TOTAL NET ASSETS - 100.00%		$228,289

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		34.24%
Domestic Equity Funds		32.26%
International Equity Funds		10.15%
Investment Companies		0.99%
Other Assets and Liabilities		22.36%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	March 31, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$57,653	$21,363	$—	$78,157
International Equity Index Fund		17,316	6,103	—	23,168
LargeCap S&P 500 Index Account		44,026	15,258	8,501	50,098
MidCap S&P 400 Index Fund		8,772	3,052	—	11,705
SmallCap S&P 600 Index Fund		8,789	3,052	—	11,864
		$136,556	$48,828	$8,501	$174,992

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account		$—	$—	$—	$(859)
International Equity Index Fund		—	—	—	(251)
LargeCap S&P 500 Index Account		—	61	—	(746)
MidCap S&P 400 Index Fund		—	—	—	(119)
SmallCap S&P 600 Index Fund		—	—	—	23
		$—	$61	$—	$(1,952)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Diversified Income Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 10.01%
International Equity Index Fund (a)	977,980	$10,484
MidCap S&P 400 Index Fund (a)	366,495	7,773
SmallCap S&P 600 Index Fund (a)	283,810	7,720
		$25,977
Principal Variable Contracts Funds, Inc. Class 1 - 90.02%
Bond Market Index Account (a)	16,512,826	168,926
LargeCap S&P 500 Index Account (a)	3,607,298	64,643
		$233,569
TOTAL INVESTMENT COMPANIES		$259,546
Total Investments		$259,546
Other Assets and Liabilities - (0.03)%		$(72)
TOTAL NET ASSETS - 100.00%		$259,474

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		65.11%
Domestic Equity Funds		30.88%
International Equity Funds		4.04%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	March 31, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$174,685	$9,626	$12,670	$168,926
International Equity Index Fund		10,745	932	1,158	10,484
LargeCap S&P 500 Index Account		66,606	4,684	6,356	64,643
MidCap S&P 400 Index Fund		8,105	468	749	7,773
SmallCap S&P 600 Index Fund		8,066	367	760	7,720
		$268,207	$16,077	$21,693	$259,546

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account		$—	$3	$—	$(2,718)
International Equity Index Fund		—	9	—	(44)
LargeCap S&P 500 Index Account		—	958	—	(1,249)
MidCap S&P 400 Index Fund		—	9	—	(60)
SmallCap S&P 600 Index Fund		—	3	—	44
		$—	$982	$—	$(4,027)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Diversified International Account March 31, 2018 (unaudited)

COMMON STOCKS - 97.20%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.19%			Commercial Services (continued)
Safran SA	23,017	$2,443	TAL Education Group ADR	43,302	$1,606
Thales SA	8,943	1,089	Wirecard AG	5,157	611
		$3,532			$6,571
Airlines - 0.80%			Computers - 1.53%
Qantas Airways Ltd	215,983	974	Atos SE	12,507	1,714
Ryanair Holdings PLC ADR(a)	11,481	1,411	Capgemini SE	8,338	1,040
		$2,385	Logitech International SA	48,291	1,773
Apparel - 2.78%					$4,527
Kering SA	6,280	3,012	Distribution & Wholesale - 3.40%
LVMH Moet Hennessy Louis Vuitton SE	13,018	4,012	Ferguson PLC	25,847	1,944
Moncler SpA	31,687	1,206	ITOCHU Corp	142,000	2,773
		$8,230	Mitsubishi Corp	117,100	3,152
Automobile Manufacturers - 4.59%			Sumitomo Corp	131,800	2,208
Ferrari NV	11,157	1,341			$10,077
Fiat Chrysler Automobiles NV (a)	124,141	2,532	Diversified Financial Services - 1.94%
Honda Motor Co Ltd	70,300	2,434	Hana Financial Group Inc	31,516	1,358
Isuzu Motors Ltd	75,400	1,155	Indiabulls Housing Finance Ltd	93,144	1,783
Maruti Suzuki India Ltd	13,174	1,800	ORIX Corp	146,300	2,622
Suzuki Motor Corp	30,100	1,634			$5,763
Volvo AB - B Shares	149,141	2,730	Electric - 1.47%
		$13,626	Enel SpA	283,984	1,738
Automobile Parts & Equipment - 0.35%			Iberdrola SA	255,546	1,879
Aisin Seiki Co Ltd	19,000	1,037	Power Grid Corp of India Ltd	251,659	750
					$4,367
Banks - 15.25%			Electrical Components & Equipment - 1.01%
Banco do Brasil SA	192,300	2,408	Furukawa Electric Co Ltd	25,500	1,372
Bank Negara Indonesia Persero Tbk PT	1,203,600	762	Philips Lighting NV (b)	18,188	684
Bank of Montreal	27,200	2,055	Prysmian SpA	29,783	935
Bank of Nova Scotia/The	26,000	1,602			$2,991
Credicorp Ltd	8,179	1,857	Electronics - 1.35%
Danske Bank A/S	63,541	2,381	Hitachi High-Technologies Corp	14,500	689
DBS Group Holdings Ltd	80,700	1,705	Hoya Corp	27,096	1,369
DNB ASA	80,579	1,587	Keyence Corp	3,100	1,936
Erste Group Bank AG	41,241	2,073			$3,994
Grupo Financiero Banorte SAB de CV	262,700	1,606	Engineering & Construction - 1.42%
HDFC Bank Ltd ADR	11,594	1,145	ACS Actividades de Construccion y Servicios	30,502	1,190
HDFC Bank Ltd	7,094	209	SA
ING Groep NV	141,850	2,394	Vinci SA	30,744	3,028
Lloyds Banking Group PLC	3,516,945	3,199			$4,218
Macquarie Group Ltd	25,561	2,038	Food - 2.41%
Malayan Banking Bhd	228,500	622	Nestle SA	55,847	4,414
Mediobanca Banca di Credito Finanziario SpA	192,024	2,257	Nichirei Corp	35,000	952
Mitsubishi UFJ Financial Group Inc	478,349	3,179	Uni-President Enterprises Corp	332,000	784
Raiffeisen Bank International AG (a)	45,236	1,762
			X5 Retail Group NV (a)	29,638	994
Sberbank of Russia PJSC ADR	153,262	2,863			$7,144
Swedbank AB	83,775	1,882
Toronto-Dominion Bank/The	53,700	3,047	Forest Products & Paper - 0.72%
United Overseas Bank Ltd	60,600	1,275	Mondi PLC	29,243	786
Yes Bank Ltd	279,124	1,318	UPM-Kymmene OYJ	36,362	1,348
		$45,226			$2,134
Beverages - 1.44%			Hand & Machine Tools - 0.47%
Coca-Cola Bottlers Japan Holdings Inc	25,200	1,041	Sandvik AB	76,184	1,396
Diageo PLC	77,941	2,636
Treasury Wine Estates Ltd	45,458	594	Healthcare - Products - 0.70%
			Japan Lifeline Co Ltd	10,100	289
		$4,271	Lonza Group AG (a)	4,128	974
Biotechnology - 1.20%			Straumann Holding AG	1,302	821
CSL Ltd	16,730	2,016			$2,084
Shire PLC	31,171	1,551
			Healthcare - Services - 0.46%
		$3,567	ICON PLC (a)	11,587	1,369
Building Materials - 0.47%
Kingspan Group PLC	32,789	1,389	Holding Companies - Diversified - 0.31%
			Melco International Development Ltd	309,000	907
Chemicals - 1.19%
Covestro AG (b)	16,838	1,658
			Home Builders - 1.67%
Mitsubishi Chemical Holdings Corp	99,300	967	MRV Engenharia e Participacoes SA	144,800	714
Wacker Chemie AG	5,424	891	Persimmon PLC	34,189	1,213
		$3,516	Sekisui House Ltd	56,332	1,031
Commercial Services - 2.22%			Taylor Wimpey PLC	772,960	2,003
Ashtead Group PLC	61,609	1,680			$4,961
Evotec AG (a)	38,411	756
			Home Furnishings - 0.15%
New Oriental Education & Technology Group	13,111	1,149	Howden Joinery Group PLC	67,508	437
Inc ADR
Qualicorp SA	113,500	769

See accompanying notes.

     Schedule of Investments Diversified International Account March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Insurance - 4.61%			Real Estate (continued)
ASR Nederland NV	31,617	$1,352	Wharf Real Estate Investment Co Ltd (a)	224,000	$1,464
Hannover Rueck SE	15,968	2,178			$6,969
Legal & General Group PLC	646,783	2,343	REITs - 0.71%
Manulife Financial Corp	54,400	1,010	Dexus	125,538	904
NN Group NV	51,292	2,279	Mirvac Group	720,326	1,197
Prudential PLC	95,389	2,384			$2,101
Swiss Life Holding AG (a)	5,990	2,135
			Retail - 3.54%
		$13,681	Alimentation Couche-Tard Inc	50,923	2,279
Internet - 3.18%			Cie Financiere Richemont SA	30,261	2,719
Alibaba Group Holding Ltd ADR(a)	19,330	3,548	Dollarama Inc	19,484	2,368
Tencent Holdings Ltd	109,793	5,894	Lojas Renner SA	116,660	1,207
		$9,442	Matsumotokiyoshi Holdings Co Ltd	14,200	602
Investment Companies - 0.72%			Wal-Mart de Mexico SAB de CV	520,722	1,325
EXOR NV	13,706	976			$10,500
Investor AB	26,047	1,157	Semiconductors - 5.60%
		$2,133	Infineon Technologies AG	108,311	2,913
Iron & Steel - 2.12%			Rohm Co Ltd	16,200	1,538
POSCO	6,533	2,085	Samsung Electronics Co Ltd	1,907	4,456
Tata Steel Ltd	70,202	621	Taiwan Semiconductor Manufacturing Co Ltd	596,140	5,049
Vale SA	277,811	3,569	Tokyo Electron Ltd	7,200	1,332
		$6,275	Ulvac Inc	23,200	1,312
Machinery - Construction & Mining - 0.87%					$16,600
Hitachi Ltd	356,000	2,593	Software - 0.95%
			Open Text Corp	25,200	876
Machinery - Diversified - 1.06%			Ubisoft Entertainment SA (a)	22,849	1,934
Duerr AG	7,772	854			$2,810
KION Group AG	9,626	899	Telecommunications - 3.45%
Sumitomo Heavy Industries Ltd	36,700	1,402	Mobile TeleSystems PJSC ADR	83,288	949
		$3,155	Nippon Telegraph & Telephone Corp	38,313	1,787
Mining - 1.90%			Orange SA	97,860	1,663
Glencore PLC (a)	428,740	2,130	SK Telecom Co Ltd	4,955	1,075
Norsk Hydro ASA	68,146	404	SoftBank Group Corp	30,200	2,253
Rio Tinto Ltd	54,643	3,096	Telekomunikasi Indonesia Persero Tbk PT	3,978,500	1,046
		$5,630	Telenor ASA	63,838	1,452
Miscellaneous Manufacturers - 0.36%					$10,225
Smiths Group PLC	49,723	1,058	Toys, Games & Hobbies - 1.03%
			Nintendo Co Ltd	6,900	3,066
Oil & Gas - 7.33%
BP PLC	573,429	3,868	Transportation - 0.86%
Canadian Natural Resources Ltd	46,100	1,449	Canadian National Railway Co	34,828	2,545
JXTG Holdings Inc	304,300	1,855
LUKOIL PJSC ADR	22,691	1,567	TOTAL COMMON STOCKS		$288,268
Neste Oyj	25,985	1,809	INVESTMENT COMPANIES - 1.46%	Shares Held	Value (000's)
Petrobras Distribuidora SA	87,800	615	Money Market Funds - 1.46%
PTT PCL	112,400	1,979	Principal Government Money Market Fund	4,322,427	4,322
Reliance Industries Ltd	160,688	2,193	1.46%(c),(d)
Royal Dutch Shell PLC - A Shares	88,289	2,813
Royal Dutch Shell PLC - B Shares	49,016	1,577	TOTAL INVESTMENT COMPANIES		$4,322
Suncor Energy Inc	58,300	2,013	PREFERRED STOCKS - 0.80%	Shares Held	Value (000's)
		$21,738	Holding Companies - Diversified - 0.80%
Pharmaceuticals - 2.94%			Itausa - Investimentos Itau SA 0.06%	565,670	$2,383
Hypera SA	106,406	1,162
Novo Nordisk A/S	52,792	2,596	TOTAL PREFERRED STOCKS		$2,383
Recordati SpA	29,858	1,102	Total Investments		$294,973
Roche Holding AG	16,863	3,868	Other Assets and Liabilities - 0.54%		$1,590
		$8,728	TOTAL NET ASSETS - 100.00%		$296,563
Pipelines - 1.04%
Petronet LNG Ltd	164,334	587
TransCanada Corp	60,573	2,505	(a) Non-income producing security
		$3,092	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Private Equity - 2.09%			1933. These securities may be resold in transactions exempt from
3i Group PLC	181,995	2,197	registration, normally to qualified institutional buyers. At the end of the
Brookfield Asset Management Inc	81,313	3,170	period, the value of these securities totaled $2,342 or 0.79% of net assets.
Intermediate Capital Group PLC	60,909	841	(c)		Affiliated Security. Security is either an affiliate (and registered under the
		$6,208	Investment Company Act of 1940) or an affiliate as defined by the
Real Estate - 2.35%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
CK Asset Holdings Ltd	222,660	1,879	outstanding voting shares of the security). Please see affiliated sub-
Sun Hung Kai Properties Ltd	112,000	1,778	schedule for transactional information.
Vonovia SE	37,275	1,848	(d) Current yield as of reporting period.

See accompanying notes.

Schedule of Investments
Diversified International Account
March 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		16.02%
United Kingdom		9.93%
Canada		8.41%
Switzerland		7.01%
France		6.72%
Brazil		4.33%
Germany		4.24%
China		4.11%
Netherlands		4.08%
India		3.51%
Korea, Republic Of		3.02%
Italy		2.90%
Australia		2.61%
Sweden		2.41%
Russian Federation		2.16%
Hong Kong		2.04%
United States		1.98%
Taiwan, Province Of China		1.97%
Denmark		1.68%
Ireland		1.40%
Austria		1.29%
Norway		1.17%
Finland		1.06%
Spain		1.03%
Singapore		1.00%
Mexico		0.98%
Thailand		0.67%
Peru		0.63%
Indonesia		0.62%
South Africa		0.27%
Malaysia		0.21%
Other Assets and Liabilities		0.54%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$4,483		$23,922	$24,083		$4,322
		$4,483		$23,922	$24,083		$4,322

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	10		$—			$—	$—
	$10		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Equity Income Account March 31, 2018 (unaudited)

COMMON STOCKS - 98.42%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.37%			Machinery - Diversified - 1.12%
Boeing Co/The	6,713	$2,201	Deere & Co	42,548	$6,609

Airlines - 1.33%			Media - 0.34%
Delta Air Lines Inc	142,652	7,819	Walt Disney Co/The	19,876	1,996

Apparel - 1.37%			Miscellaneous Manufacturers - 1.95%
VF Corp	109,000	8,079	3M Co	17,268	3,791
			Parker-Hannifin Corp	44,888	7,677
Automobile Manufacturers - 1.60%					$11,468
PACCAR Inc	142,441	9,425	Oil & Gas - 8.72%
			Chevron Corp	52,236	5,957
Automobile Parts & Equipment - 3.01%			Cimarex Energy Co	90,641	8,475
Autoliv Inc	81,152	11,844	Exxon Mobil Corp	69,455	5,182
Magna International Inc	103,767	5,847	Marathon Petroleum Corp	199,628	14,595
		$17,691	Occidental Petroleum Corp	94,743	6,154
Banks - 10.84%			Royal Dutch Shell PLC - B shares ADR	167,131	10,952
Banco Santander Mexico SA Institucion de	348,704	2,500			$51,315
Banca Multiple Grupo Financiero Santand			Pharmaceuticals - 7.37%
ADR			Johnson & Johnson	56,993	7,304
Bank of Nova Scotia/The	186,560	11,511	Merck & Co Inc	171,158	9,323
JPMorgan Chase & Co	154,908	17,035	Novartis AG ADR	83,044	6,714
PNC Financial Services Group Inc/The	111,075	16,799	Pfizer Inc	267,262	9,485
SunTrust Banks Inc	52,974	3,605	Roche Holding AG ADR	369,148	10,567
US Bancorp	244,576	12,351			$43,393
		$63,801	Pipelines - 1.90%
Beverages - 1.59%			Enterprise Products Partners LP	457,561	11,201
Coca-Cola Co/The	108,286	4,703
Dr Pepper Snapple Group Inc	39,560	4,683	Private Equity - 2.00%
		$9,386	KKR & Co LP	578,749	11,749
Chemicals - 2.51%
Air Products & Chemicals Inc	32,631	5,189	REITs - 5.19%
Albemarle Corp	24,522	2,274	Alexandria Real Estate Equities Inc	15,518	1,938
DowDuPont Inc	60,341	3,844	Annaly Capital Management Inc	731,602	7,631
PPG Industries Inc	30,813	3,439	Digital Realty Trust Inc	87,309	9,201
		$14,746	Host Hotels & Resorts Inc	194,117	3,618
Computers - 3.40%			Simon Property Group Inc	52,964	8,175
Accenture PLC - Class A	22,063	3,387			$30,563
Apple Inc	99,169	16,638	Retail - 2.64%
		$20,025	Costco Wholesale Corp	43,180	8,137
Diversified Financial Services - 6.51%			Starbucks Corp	127,711	7,393
BlackRock Inc	24,343	13,187			$15,530
Discover Financial Services	186,618	13,424	Semiconductors - 3.85%
FNF Group	292,138	11,691	Applied Materials Inc	77,107	4,288
		$38,302	Maxim Integrated Products Inc	67,958	4,092
Electric - 6.49%			Microchip Technology Inc	86,607	7,912
Eversource Energy	130,425	7,684	Taiwan Semiconductor Manufacturing Co Ltd	146,156	6,396
NextEra Energy Inc	44,767	7,312	ADR
Sempra Energy	66,164	7,359			$22,688
WEC Energy Group Inc	123,653	7,753	Software - 2.43%
Xcel Energy Inc	178,360	8,112	Fidelity National Information Services Inc	51,533	4,963
		$38,220	Microsoft Corp	70,123	6,400
Electronics - 1.07%			SAP SE ADR	28,103	2,955
Honeywell International Inc	43,641	6,307			$14,318
			Telecommunications - 2.76%
Food - 4.22%			BCE Inc	183,254	7,887
Hormel Foods Corp	129,673	4,450	Verizon Communications Inc	175,106	8,374
Kraft Heinz Co/The	93,190	5,805			$16,261
Kroger Co/The	404,898	9,693	Toys, Games & Hobbies - 2.02%
Tyson Foods Inc	67,138	4,914	Hasbro Inc	140,902	11,878
		$24,862
Healthcare - Products - 4.72%			Transportation - 1.74%
Abbott Laboratories	150,471	9,016	Union Pacific Corp	57,037	7,667
Becton Dickinson and Co	37,244	8,071	United Parcel Service Inc	24,763	2,592
Medtronic PLC	133,535	10,712			$10,259
		$27,799	TOTAL COMMON STOCKS		$579,414
Insurance - 5.36%
Allstate Corp/The	97,666	9,259
Chubb Ltd	94,108	12,871
Fairfax Financial Holdings Ltd	10,703	5,448
Swiss Re AG ADR	154,814	3,945
		$31,523

See accompanying notes.

Schedule of Investments
Equity Income Account
March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 1.25%	Shares Held	Value (000's)
Money Market Funds - 1.25%
Principal Government Money Market Fund	7,354,339	$7,354
1.46%(a),(b)

TOTAL INVESTMENT COMPANIES		$7,354
Total Investments		$586,768
Other Assets and Liabilities - 0.33%		$1,946
TOTAL NET ASSETS - 100.00%		$588,714

(a)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(b) Current yield as of reporting period.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.90%
Consumer, Non-cyclical		17.90%
Consumer, Cyclical		11.97%
Energy		10.62%
Technology		9.68%
Utilities		6.49%
Industrial		6.25%
Communications		3.10%
Basic Materials		2.51%
Investment Companies		1.25%
Other Assets and Liabilities		0.33%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$10,695		$28,029	$31,370		$7,354
		$10,695		$28,029	$31,370		$7,354

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$30		$—			$—	$—
	$30		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Account March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 1.28%	Shares Held	Value (000's)		Principal
Money Market Funds - 1.28%			BONDS (continued)	Amount (000's)	Value (000's)
Principal Government Money Market Fund	3,038,136	$3,038	Mortgage Backed Securities (continued)
1.46%(a),(b)			Fannie Mae Interest Strip
			3.50%, 12/25/2043(c),(d)	$1,937	$355
TOTAL INVESTMENT COMPANIES		$3,038	Fannie Mae REMICS
	Principal		1.43%, 05/25/2046(c),(d)	7,852	314
BONDS - 29.50%	Amount (000's)	Value (000's)	1.43%, 12/25/2056(c),(d)	7,297	342
Automobile Asset Backed Securities - 0.35%			1.46%, 04/25/2045(c),(d)	6,475	307
AmeriCredit Automobile Receivables Trust			1.46%, 09/25/2055(c),(d)	10,698	490
2016-3			1.52%, 06/25/2045(c),(d)	8,020	438
2.24%, 04/08/2022	$860	$844	2.00%, 02/25/2040	915	887
			3.00%, 04/25/2042	1,094	1,076
Commercial Mortgage Backed Securities - 10.72%			3.00%, 02/25/2043	536	532
CD 2017-CD3 Mortgage Trust			3.00%, 01/25/2046	901	898
3.98%, 02/10/2050(c)	1,000	1,011	3.50%, 01/25/2040(d)	3,532	426
COMM 2014-CCRE19 Mortgage Trust			3.50%, 11/25/2042	2,500	2,564
4.72%, 08/10/2047(c)	600	602	4.00%, 12/25/2039(d)	1,892	243
COMM 2014-UBS5 Mortgage Trust			4.00%, 11/25/2042(d)	2,246	457
4.61%, 09/10/2047(c)	1,000	1,009	4.00%, 03/25/2045	1,000	1,063
Freddie Mac Multifamily Structured Pass			4.00%, 04/25/2047	624	657
Through Certificates			4.50%, 04/25/2045(d)	4,076	987
2.65%, 08/25/2026	1,300	1,249	7.00%, 04/25/2032	140	157
3.29%, 11/25/2027	1,100	1,102	8.70%, 12/25/2019	1	1
3.44%, 12/25/2027	500	507	Freddie Mac REMICS
3.60%, 01/25/2028	600	615	1.28%, 05/15/2038(c),(d)	5,291	204
Ginnie Mae			1.50%, 04/15/2028	1,310	1,250
0.57%, 12/16/2059(c),(d)	7,950	475	1.57%, 04/15/2040(c),(d)	7,013	354
0.58%, 03/16/2060(c),(d)	4,994	321	2.50%, 11/15/2028(d)	4,478	313
0.65%, 04/16/2047(c),(d)	12,737	492	2.50%, 11/15/2032	1,180	1,136
0.66%, 08/16/2055(c),(d)	8,670	448	2.50%, 02/15/2043	1,144	1,105
0.67%, 10/16/2054(c),(d)	11,953	391	3.00%, 11/15/2030(d)	3,119	218
0.72%, 11/16/2052(c),(d)	14,669	604	3.00%, 06/15/2033(d)	5,771	425
0.73%, 11/16/2045(c),(d)	22,193	877	3.00%, 11/15/2035	950	906
0.80%, 09/16/2053(c),(d)	10,230	433	3.00%, 06/15/2040	598	597
0.81%, 02/16/2053(c),(d)	12,156	596	3.00%, 10/15/2041	478	477
0.84%, 03/16/2052(c),(d)	13,944	784	3.00%, 04/15/2046	357	353
0.86%, 02/16/2055(c),(d)	22,462	789	3.50%, 10/15/2027(d)	4,471	464
0.88%, 02/16/2046(c),(d)	18,503	807	3.50%, 08/15/2040(d)	3,516	419
2.60%, 05/16/2059	692	658	3.50%, 05/15/2043	1,022	1,038
2.60%, 03/16/2060	1,195	1,137	3.50%, 08/15/2043	1,062	1,068
GS Mortgage Securities Trust 2011-GC5			3.50%, 09/15/2043	1,200	1,201
5.40%, 08/10/2044(c),(e)	900	878	4.00%, 05/15/2039	4,200	4,318
GS Mortgage Securities Trust 2014-GC20			4.00%, 01/15/2045	1,244	1,306
4.86%, 04/10/2047(c)	300	288	4.00%, 04/15/2045	562	588
GS Mortgage Securities Trust 2014-GC24			Ginnie Mae
4.53%, 09/10/2047(c)	1,100	1,106	0.82%, 09/20/2037(c),(d)	8,972	339
JP Morgan Chase Commercial Mortgage			3.50%, 12/20/2034(d)	1,871	68
Securities Trust 2011-C5			3.50%, 05/20/2039	151	151
5.41%, 08/15/2046(c),(e)	2,000	2,114	3.50%, 11/20/2042(d)	2,706	457
JP Morgan Chase Commercial Mortgage			3.50%, 05/20/2043(d)	5,075	987
Securities Trust 2013-C16			3.50%, 10/20/2044(d)	6,255	1,032
4.95%, 12/15/2046(c)	1,800	1,892	4.00%, 02/20/2044(d)	3,816	712
WFRBS Commercial Mortgage Trust 2013-			4.00%, 04/20/2044(d)	1,959	353
C14			4.00%, 04/20/2046(d)	2,599	546
4.00%, 06/15/2046(c),(e)	1,000	907	JP Morgan Mortgage Trust 2016-4
WFRBS Commercial Mortgage Trust 2014-			3.50%, 10/25/2046(c),(e)	869	860
C23			JP Morgan Mortgage Trust 2017-3
4.38%, 10/15/2057(c)	1,000	1,022	3.87%, 08/25/2047(c),(e)	592	573
WFRBS Commercial Mortgage Trust 2014-			New Residential Mortgage Loan Trust 2014-
LC14			1
4.34%, 03/15/2047(c)	2,450	2,412	5.00%, 01/25/2054(c),(e)	1,657	1,728
		$25,526	New Residential Mortgage Loan Trust 2015-
Home Equity Asset Backed Securities - 0.39%			2
			5.56%, 08/25/2055(c),(e)	1,200	1,290
ACE Securities Corp Mortgage Loan Trust
Series 2007-D1			Sequoia Mortgage Trust 2013-2
6.93%, 02/25/2038(c),(e)	958	925	3.64%, 02/25/2043(c)	808	805
			Sequoia Mortgage Trust 2017-5
			3.50%, 08/25/2047(c),(e)	366	360
Mortgage Backed Securities - 17.28%
EverBank Mortgage Loan Trust 18-1					$41,149
3.50%, 02/25/2048(c),(e)	700	693	Other Asset Backed Securities - 0.76%
Fannie Mae Grantor Trust 2005-T1			Chase Funding Trust Series 2004-1
2.22%, 05/25/2035	262	261	2.33%, 12/25/2033	98	97
1 Month LIBOR + 0.35%			1 Month LIBOR + 0.46%
			CNH Equipment Trust 2016-C
			1.76%, 09/15/2023	500	487

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Other Asset Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Towd Point Mortgage Trust 2015-1			6.50%, 03/01/2028	$3	$3
4.25%, 10/25/2053(c),(e)	$550	$580	6.50%, 10/01/2028	20	22
Towd Point Mortgage Trust 2017-6			6.50%, 11/01/2028	4	5
3.25%, 10/25/2057(c),(e)	700	659	6.50%, 12/01/2028	10	11
		$1,823	6.50%, 03/01/2029	4	5
TOTAL BONDS		$70,267	6.50%, 07/01/2031	20	22
U.S. GOVERNMENT & GOVERNMENT	Principal		6.50%, 08/01/2031	5	6
AGENCY OBLIGATIONS - 69.12%	Amount (000's)	Value (000's)	6.50%, 10/01/2031	8	9
Federal Home Loan Mortgage Corporation (FHLMC) - 13.69%			6.50%, 10/01/2031	10	11
2.50%, 02/01/2028	$875	$863	6.50%, 12/01/2031	18	20
3.00%, 02/01/2027	318	320	6.50%, 02/01/2032	16	18
3.00%, 08/01/2042	841	827	6.50%, 05/01/2032	42	48
3.00%, 10/01/2042	1,168	1,148	6.50%, 04/01/2035	7	8
3.00%, 10/01/2042	1,240	1,219	7.00%, 09/01/2023	7	8
3.00%, 10/01/2042	623	612	7.00%, 12/01/2023	3	3
3.00%, 05/01/2043	864	849	7.00%, 01/01/2024	3	3
3.00%, 10/01/2046	905	887	7.00%, 09/01/2027	4	5
3.00%, 01/01/2047	1,190	1,167	7.00%, 01/01/2028	44	47
3.37%, 09/01/2032	14	15	7.00%, 04/01/2028	18	20
U.S. Treasury 1-Year Note + 2.23%			7.00%, 05/01/2028	3	3
3.50%, 02/01/2032	1,382	1,412	7.00%, 10/01/2031	8	9
3.50%, 04/01/2042	1,918	1,932	7.00%, 10/01/2031	12	14
3.50%, 05/01/2042	665	670	7.00%, 04/01/2032	59	66
3.50%, 07/01/2042	2,425	2,443	7.50%, 10/01/2030	11	13
3.50%, 10/01/2042	647	652	7.50%, 02/01/2031	9	10
3.50%, 02/01/2044	1,027	1,035	7.50%, 02/01/2031	4	5
3.50%, 08/01/2045	1,049	1,057	7.50%, 02/01/2031	3	4
3.50%, 07/01/2046	842	849	8.00%, 10/01/2030	17	20
3.50%, 01/01/2047	2,284	2,300	8.50%, 07/01/2029	18	19
3.50%, 01/01/2048	1,187	1,196			$32,599
4.00%, 07/01/2042	894	929	Federal National Mortgage Association (FNMA) - 38.60%
4.00%, 01/01/2043	1,228	1,271	2.00%, 10/01/2027	1,151	1,117
4.00%, 06/01/2043	1,455	1,506	2.00%, 12/01/2031	1,085	1,037
4.00%, 10/01/2045	1,482	1,536	2.50%, 05/01/2027	1,137	1,123
4.00%, 08/01/2047	1,767	1,831	2.50%, 06/01/2027	1,414	1,397
4.50%, 11/01/2043	1,165	1,240	2.50%, 08/01/2028	983	970
5.00%, 10/01/2025	159	170	2.50%, 12/01/2031	1,039	1,019
5.00%, 02/01/2033	199	215	3.00%, 05/01/2029	1,064	1,067
5.00%, 06/01/2033	196	212	3.00%, 08/01/2031	2,046	2,049
5.00%, 01/01/2034	599	646	3.00%, 02/01/2037	635	632
5.00%, 07/01/2035	31	33	3.00%, 10/01/2042	1,730	1,704
5.00%, 07/01/2035	12	13	3.00%, 11/01/2042	1,906	1,876
5.00%, 07/01/2035	123	132	3.00%, 11/01/2042	675	658
5.00%, 10/01/2035	60	65	3.00%, 12/01/2042	1,663	1,637
5.50%, 03/01/2033	138	152	3.00%, 01/01/2043	854	841
5.50%, 04/01/2038	8	9	3.00%, 02/01/2043	1,212	1,194
5.50%, 05/01/2038	46	50	3.00%, 04/01/2043	1,108	1,079
6.00%, 12/01/2023	4	4	3.00%, 06/01/2043	2,159	2,126
6.00%, 05/01/2031	14	15	3.00%, 08/01/2043	1,524	1,501
6.00%, 12/01/2031	17	19	3.00%, 09/01/2046	1,735	1,702
6.00%, 09/01/2032	20	22	3.00%, 10/01/2046	1,189	1,164
6.00%, 11/01/2033	54	60	3.00%, 11/01/2046	1,804	1,769
6.00%, 11/01/2033	38	42	3.00%, 12/01/2046	1,563	1,528
6.00%, 09/01/2034	61	68	3.00%, 12/01/2046	923	904
6.00%, 02/01/2035	61	68	3.00%, 01/01/2047	1,070	1,050
6.00%, 10/01/2036	58	65	3.21%, 07/01/2034	21	22
6.00%, 03/01/2037	50	55	U.S. Treasury 1-Year Note + 2.21%
6.00%, 01/01/2038	109	124	3.35%, 12/01/2033	151	158
6.00%, 01/01/2038	8	9	12 Month LIBOR + 1.60%
6.00%, 04/01/2038	62	70	3.36%, 12/01/2032	40	41
6.50%, 08/01/2021	2	2	12 Month LIBOR + 1.57%
6.50%, 12/01/2021	13	14	3.50%, 08/01/2031	1,065	1,089
6.50%, 04/01/2022	17	18	3.50%, 02/01/2042	1,348	1,361
6.50%, 05/01/2022	9	10	3.50%, 09/01/2042	2,178	2,198
6.50%, 05/01/2023	14	14	3.50%, 11/01/2042	1,542	1,556
6.50%, 04/01/2024	3	4	3.50%, 12/01/2042	1,589	1,604
6.50%, 04/01/2026	3	3	3.50%, 02/01/2043	602	608
6.50%, 05/01/2026	4	5	3.50%, 10/01/2044	728	735
6.50%, 05/01/2026	1	2	3.50%, 11/01/2044	696	702
6.50%, 01/01/2028	5	6	3.50%, 03/01/2045	1,640	1,649
			3.50%, 03/01/2045	744	749
			3.50%, 06/01/2045	1,273	1,284
			3.50%, 09/01/2045	1,052	1,059

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000 's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 10/01/2045	$807	$814	6.50%, 11/01/2023	$20	$23
3.50%, 11/01/2045	830	836	6.50%, 05/01/2024	10	12
3.50%, 01/01/2046	803	810	6.50%, 09/01/2024	13	14
3.50%, 03/01/2046	578	583	6.50%, 07/01/2025	11	12
3.50%, 04/01/2046	1,259	1,270	6.50%, 08/01/2025	28	30
3.50%, 03/01/2047	1,184	1,195	6.50%, 02/01/2026	5	5
3.50%, 10/01/2047	873	880	6.50%, 03/01/2026	2	2
4.00%, 01/01/2034	652	679	6.50%, 05/01/2026	3	4
4.00%, 12/01/2040	630	653	6.50%, 06/01/2026	2	2
4.00%, 02/01/2041	1,716	1,779	6.50%, 07/01/2028	10	11
4.00%, 02/01/2042	1,002	1,038	6.50%, 09/01/2028	17	20
4.00%, 08/01/2043	582	604	6.50%, 02/01/2029	3	3
4.00%, 10/01/2043	517	535	6.50%, 03/01/2029	6	6
4.00%, 10/01/2043	500	516	6.50%, 04/01/2029	5	5
4.00%, 04/01/2044	377	391	6.50%, 06/01/2031	11	12
4.00%, 08/01/2044	653	677	6.50%, 06/01/2031	9	11
4.00%, 10/01/2044	1,883	1,942	6.50%, 01/01/2032	4	4
4.00%, 11/01/2044	620	644	6.50%, 04/01/2032	35	39
4.00%, 12/01/2044	1,050	1,089	6.50%, 08/01/2032	17	18
4.00%, 02/01/2045	1,073	1,113	6.50%, 11/01/2032	15	16
4.00%, 08/01/2045	995	1,033	6.50%, 02/01/2033	20	23
4.00%, 09/01/2045	2,255	2,339	6.50%, 12/01/2036	41	46
4.00%, 05/01/2046	1,921	1,990	6.50%, 07/01/2037	42	47
4.00%, 07/01/2047	1,228	1,275	6.50%, 07/01/2037	22	25
4.00%, 10/01/2047	1,074	1,113	6.50%, 02/01/2038	37	43
4.50%, 12/01/2019	8	8	7.00%, 11/01/2027	3	3
4.50%, 01/01/2020	40	40	7.00%, 08/01/2028	20	22
4.50%, 08/01/2039	2,047	2,171	7.00%, 12/01/2028	15	17
4.50%, 03/01/2042	544	579	7.00%, 10/01/2029	17	19
4.50%, 09/01/2043	2,151	2,289	7.00%, 05/01/2031	4	4
4.50%, 09/01/2043	939	1,000	7.00%, 11/01/2031	23	25
4.50%, 10/01/2043	1,110	1,183	7.50%, 04/01/2022	1	1
4.50%, 11/01/2043	1,242	1,322	7.50%, 11/01/2029	14	14
4.50%, 12/01/2044	502	534	8.00%, 05/01/2027	10	10
4.50%, 09/01/2045	933	991	8.00%, 09/01/2027	6	6
4.50%, 11/01/2045	1,664	1,766	8.00%, 06/01/2030	2	2
5.00%, 11/01/2018	4	4	8.50%, 10/01/2027	29	29
5.00%, 05/01/2033	1,503	1,640	9.00%, 09/01/2030	3	3
5.00%, 04/01/2035	116	125			$91,949
5.00%, 04/01/2035	146	159	Government National Mortgage Association (GNMA) - 7.01%
5.00%, 07/01/2035	6	7	3.00%, 04/15/2027	608	612
5.00%, 02/01/2038	447	487	3.00%, 11/15/2042	1,157	1,146
5.00%, 02/01/2040	1,626	1,774	3.00%, 12/15/2042	2,077	2,060
5.00%, 07/01/2041	1,287	1,404	3.00%, 02/15/2043	1,746	1,727
5.50%, 07/01/2019	5	5	3.50%, 01/15/2043	1,385	1,406
5.50%, 08/01/2019	3	3	3.50%, 05/15/2043	1,631	1,656
5.50%, 08/01/2019	2	2	3.50%, 06/20/2043	930	943
5.50%, 08/01/2019	3	3	3.50%, 04/20/2045	965	976
5.50%, 08/01/2019	1	1	3.50%, 09/20/2045	1,359	1,376
5.50%, 08/01/2019	28	28	3.50%, 06/20/2046	131	133
5.50%, 08/01/2019	2	2	3.50%, 02/20/2047	955	965
5.50%, 09/01/2019	12	12	4.00%, 08/15/2041	1,161	1,211
5.50%, 10/01/2019	4	4	4.50%, 07/15/2040	672	711
5.50%, 05/01/2024	11	12	5.00%, 09/15/2033	6	7
5.50%, 05/01/2033	16	16	5.00%, 02/15/2034	365	393
5.50%, 06/01/2033	92	101	5.00%, 09/15/2039	47	51
5.50%, 06/01/2033	79	87	5.50%, 07/20/2033	169	187
5.50%, 09/01/2033	336	372	5.50%, 11/15/2033	43	47
5.50%, 02/01/2037	6	7	5.50%, 03/20/2034	181	199
5.50%, 03/01/2038	191	211	5.50%, 05/20/2035	154	169
5.50%, 03/01/2038	143	158	5.50%, 03/15/2039	90	98
5.50%, 08/01/2038	103	114	6.00%, 04/20/2026	6	7
6.00%, 06/01/2022	18	20	6.00%, 05/20/2026	4	4
6.00%, 11/01/2028	14	15	6.00%, 03/20/2028	3	4
6.00%, 12/01/2031	10	12	6.00%, 06/20/2028	17	19
6.00%, 01/01/2033	67	75	6.00%, 07/20/2028	9	10
6.00%, 05/01/2037	170	183	6.00%, 02/20/2029	9	10
6.00%, 07/01/2037	168	188	6.00%, 03/20/2029	19	21
6.00%, 11/01/2037	3	4	6.00%, 07/20/2029	21	24
6.00%, 12/01/2037	8	9	6.00%, 07/20/2033	140	158
6.00%, 03/01/2038	65	73	6.50%, 12/20/2025	10	11
6.00%, 08/01/2038	361	404	6.50%, 01/20/2026	7	7
			6.50%, 02/20/2026	8	9

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)
6.50%, 03/20/2031	$12	$14
6.50%, 04/20/2031	13	15
7.00%, 01/15/2028	1	1
7.00%, 01/15/2028	1	1
7.00%, 01/15/2028	1	1
7.00%, 01/15/2028	3	3
7.00%, 01/15/2028	5	6
7.00%, 03/15/2028	62	63
7.00%, 05/15/2028	8	8
7.00%, 01/15/2029	14	15
7.00%, 03/15/2029	4	4
7.00%, 05/15/2031	10	11
7.00%, 09/15/2031	32	36
7.00%, 06/15/2032	125	137
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	1	1
7.50%, 02/15/2023	1	1
7.50%, 04/15/2023	8	8
7.50%, 09/15/2023	3	3
7.50%, 09/15/2023	1	1
7.50%, 10/15/2023	5	5
7.50%, 11/15/2023	3	3
8.00%, 07/15/2026	1	1
8.00%, 08/15/2026	3	3
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$16,701
U.S. Treasury - 9.82%
2.00%, 02/15/2025	3,300	3,158
2.13%, 12/31/2022	2,400	2,354
3.13%, 05/15/2021	4,500	4,594
4.25%, 11/15/2040	2,550	3,113
4.50%, 02/15/2036	2,000	2,471
5.25%, 11/15/2028	2,800	3,440
6.25%, 08/15/2023	3,600	4,260
		$23,390
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$164,639
Total Investments		$237,944
Other Assets and Liabilities - 0.10%		$236
TOTAL NET ASSETS - 100.00%		$238,180

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield as of reporting period.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Security is an Interest Only Strip.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,567 or 4.86% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.30%
Government	9.82%
Asset Backed Securities	1.50%
Investment Companies	1.28%
Other Assets and Liabilities	0.10%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$2,862		$13,264	$13,088		$3,038
		$2,862		$13,264	$13,088		$3,038

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$9		$—			$—	$—
	$9		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Income Account March 31, 2018 (unaudited)

COMMON STOCKS - 2.56%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.72%			BONDS (continued)	Amount (000's)	Value (000's)
Linn Energy Inc (a)	16,155	$621	Banks (continued)
W&T Offshore Inc (a)	212,750	942	Wells Fargo & Co
		$1,563	5.89%, 12/31/2049(g)	$2,000	$2,029
Transportation - 1.84%			3 Month LIBOR + 3.77%
Trailer Bridge Inc (a),(b),(c)	25,472	4,016			$19,524
			Beverages - 0.81%
TOTAL COMMON STOCKS		$5,579	Anheuser-Busch InBev Finance Inc
INVESTMENT COMPANIES - 2.06%	Shares Held	Value (000's)	3.65%, 02/01/2026	500	497
Money Market Funds - 2.06%			4.70%, 02/01/2036	500	529
Principal Government Money Market Fund	4,486,206	4,486	Anheuser-Busch InBev Worldwide Inc
1.46%(d),(e)			2.50%, 07/15/2022	750	729
					$1,755
TOTAL INVESTMENT COMPANIES		$4,486	Biotechnology - 2.55%
	Principal		Amgen Inc
BONDS - 60.80%	Amount (000's)	Value (000's)	3.63%, 05/15/2022	500	506
Aerospace & Defense - 0.46%			3.88%, 11/15/2021	2,000	2,044
Boeing Co/The			Celgene Corp
8.75%, 08/15/2021	$850	$1,008	3.45%, 11/15/2027	500	474
			3.90%, 02/20/2028	500	492
Apparel - 0.20%			Gilead Sciences Inc
Under Armour Inc			3.65%, 03/01/2026	1,000	1,003
3.25%, 06/15/2026	500	441	4.40%, 12/01/2021	1,000	1,042
					$5,561
Automobile Floor Plan Asset Backed Securities - 1.15%			Chemicals - 0.11%
Ally Master Owner Trust			Westlake Chemical Corp
2.21%, 06/15/2022	1,000	1,002	3.60%, 08/15/2026	250	241
1 Month LIBOR + 0.43%
BMW Floorplan Master Owner Trust			Commercial Services - 0.60%
2.28%, 07/15/2020(f)	1,500	1,502	ERAC USA Finance LLC
1 Month LIBOR + 0.50%			7.00%, 10/15/2037(f)	1,000	1,303
		$2,504
Automobile Manufacturers - 0.93%			Computers - 0.78%
American Honda Finance Corp			Apple Inc
2.16%, 11/19/2018	1,000	1,001	2.40%, 05/03/2023	1,750	1,693
3 Month LIBOR + 0.28%
Ford Motor Credit Co LLC			Credit Card Asset Backed Securities - 0.23%
4.39%, 01/08/2026	500	497	Cabela's Credit Card Master Note Trust
General Motors Co			2.45%, 07/17/2023	500	504
4.88%, 10/02/2023	500	522	1 Month LIBOR + 0.67%
		$2,020
Banks - 8.96%			Diversified Financial Services - 1.48%
Bank of America Corp			GE Capital International Funding Co
5.40%, 12/31/2049(g)	1,000	1,000	Unlimited Co
3 Month LIBOR + 3.63%			2.34%, 11/15/2020	413	404
8.13%, 12/29/2049(g),(h)	1,000	1,004	Jefferies Group LLC
3 Month LIBOR + 3.64%			6.25%, 01/15/2036	1,425	1,550
Bank of New York Mellon Corp/The			8.50%, 07/15/2019	750	798
2.80%, 05/04/2026	500	471	Jefferies Group LLC / Jefferies Group Capital
Citigroup Inc			Finance Inc
3.88%, 03/26/2025	1,000	989	4.15%, 01/23/2030	500	465
4.50%, 01/14/2022	1,000	1,039			$3,217
Goldman Sachs Group Inc/The			Electric - 6.66%
5.38%, 03/15/2020	2,000	2,085	Entergy Louisiana LLC
ING Bank NV			3.25%, 04/01/2028	500	484
5.00%, 06/09/2021(f)	1,000	1,051	Entergy Texas Inc
JPMorgan Chase & Co			2.55%, 06/01/2021	500	490
3.63%, 05/13/2024	1,000	997	GenOn Americas Generation LLC
7.90%, 04/29/2049(g),(h)	1,000	1,005	0.00%, 10/01/2021(a)	1,250	652
3 Month LIBOR + 3.47%			GenOn Energy Inc
Morgan Stanley			0.00%, 10/15/2020(a)	750	604
5.50%, 07/28/2021	1,000	1,068	LG&E & KU Energy LLC
6.25%, 08/09/2026	850	982	4.38%, 10/01/2021	1,000	1,037
PNC Financial Services Group Inc/The			Metropolitan Edison Co
6.75%, 07/29/2049(g),(h)	2,000	2,171	3.50%, 03/15/2023(f)	1,000	1,003
3 Month LIBOR + 3.68%			Oncor Electric Delivery Co LLC
SunTrust Bank/Atlanta GA			7.00%, 09/01/2022	2,000	2,309
2.75%, 05/01/2023	1,000	970	PacifiCorp
SunTrust Banks Inc			5.25%, 06/15/2035	850	999
2.70%, 01/27/2022	500	489	6.25%, 10/15/2037	500	656
US Bancorp			Solar Star Funding LLC
3.15%, 04/27/2027	2,000	1,923	5.38%, 06/30/2035(f)	1,428	1,532
3.60%, 09/11/2024	250	251	Southwestern Electric Power Co
			3.55%, 02/15/2022	1,000	1,016

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Electric (continued)				Media (continued)
Southwestern Electric Power Co	(continued)			Time Warner Cable LLC (continued)
3.85%, 02/01/2048		$1,000	$950	6.75%, 06/15/2039	$500	$569
TransAlta Corp						$6,065
4.50%, 11/15/2022		1,750	1,767	Miscellaneous Manufacturers - 0.07%
Tucson Electric Power Co				General Electric Co
3.85%, 03/15/2023		1,000	1,013	5.30%, 02/11/2021	144	151
			$14,512
Electronics - 0.61%				Oil & Gas - 4.56%
Corning Inc				BG Energy Capital PLC
4.75%, 03/15/2042		750	801	4.00%, 10/15/2021(f)	1,000	1,023
6.63%, 05/15/2019		500	520	BP Capital Markets PLC
			$1,321	3.25%, 05/06/2022	1,000	1,002
Environmental Control - 0.70%				Nabors Industries Inc
Advanced Disposal Services Inc				5.00%, 09/15/2020	1,000	998
5.63%, 11/15/2024(f)		500	505	5.50%, 01/15/2023	250	244
Republic Services Inc				Petro-Canada
3.55%, 06/01/2022		1,000	1,010	9.25%, 10/15/2021	1,075	1,289
			$1,515	Phillips 66
Food - 0.23%				4.30%, 04/01/2022	1,000	1,040
Kraft Heinz Foods Co				Rowan Cos Inc
3.95%, 07/15/2025		500	498	4.88%, 06/01/2022	750	681
				W&T Offshore Inc
Healthcare - Services - 1.78%				8.50%, PIK 10.00%, 06/15/2021(f),(i),(j)	539	448
Encompass Health Corp				9.00%, PIK 10.75%, 05/15/2020(f),(i),(j)	604	580
5.75%, 11/01/2024		500	509	Whiting Petroleum Corp
HCA Inc				5.75%, 03/15/2021	1,250	1,262
7.50%, 11/06/2033		250	273	XTO Energy Inc
Roche Holdings Inc				6.75%, 08/01/2037	1,000	1,377
2.64%, 09/30/2019(f)		1,000	1,003			$9,944
3 Month LIBOR + 0.34%				Oil & Gas Services - 2.35%
Surgery Center Holdings Inc				Archrock Partners LP / Archrock Partners
8.88%, 04/15/2021(f)		2,000	2,085	Finance Corp
			$3,870	6.00%, 04/01/2021	2,000	2,003
Housewares - 0.23%				Schlumberger Holdings Corp
Newell Brands Inc				3.63%, 12/21/2022(f)	500	505
4.20%, 04/01/2026		500	495	4.00%, 12/21/2025(f)	500	508
				Weatherford International Ltd
Insurance - 1.87%				4.50%, 04/15/2022	250	204
First American Financial Corp				5.13%, 09/15/2020	2,000	1,910
4.30%, 02/01/2023		2,000	2,023			$5,130
Prudential Financial Inc				Other Asset Backed Securities - 2.18%
7.38%, 06/15/2019		1,000	1,053	Drug Royalty II LP 2
8.88%, 06/15/2068(h)		1,000	1,009	3.48%, 07/15/2023(f)	658	654
3 Month LIBOR + 5.00%				Drug Royalty III LP 1
			$4,085	4.22%, 04/15/2027(f)	598	598
Internet - 0.34%				3 Month LIBOR + 2.50%
Amazon.com Inc				PFS Financing Corp
4.05%, 08/22/2047(f)		750	751	2.36%, 03/15/2021(f)	500	500
				1 Month LIBOR + 0.58%
Iron & Steel - 1.19%				2.40%, 04/15/2020(f)	1,000	999
Allegheny Technologies Inc				1 Month LIBOR + 0.62%
5.95%, 01/15/2021		2,000	2,040	Trafigura Securitisation Finance PLC 2017-1
7.88%, 08/15/2023		500	544	2.63%, 12/15/2020(f)	1,000	1,006
			$2,584	1 Month LIBOR + 0.85%
				Verizon Owner Trust 2017-3
Leisure Products & Services - 0.81%				2.09%, 04/20/2022(f)	1,000	1,001
Carnival Corp				1 Month LIBOR + 0.27%
7.20%, 10/01/2023		1,475	1,760
						$4,758
Lodging - 0.36%				Packaging & Containers - 0.51%
Boyd Gaming Corp				Sealed Air Corp
6.88%, 05/15/2023		750	791	6.88%, 07/15/2033(f)	1,000	1,110

Media - 2.78%				Pharmaceuticals - 0.79%
21st Century Fox America Inc				AbbVie Inc
6.40%, 12/15/2035		1,000	1,263	2.90%, 11/06/2022	1,000	977
Comcast Corp				Allergan Funding SCS
6.45%, 03/15/2037		2,000	2,546	4.55%, 03/15/2035	750	734
Time Warner Cable LLC						$1,711
6.55%, 05/01/2037		1,500	1,687	Pipelines - 3.71%
				ANR Pipeline Co
				9.63%, 11/01/2021	1,000	1,233

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	CONVERTIBLE BONDS - 0.52%	Amount (000's)	Value (000 's)
Pipelines (continued)			Insurance - 0.52%
Buckeye Partners LP			AmTrust Financial Services Inc
3.95%, 12/01/2026	$500	$472	2.75%, 12/15/2044	$1,250	$1,122
4.35%, 10/15/2024	500	498
Columbia Pipeline Group Inc			TOTAL CONVERTIBLE BONDS		$1,122
4.50%, 06/01/2025	1,000	1,009	SENIOR FLOATING RATE INTERESTS -	Principal	Value (000 's)
El Paso Natural Gas Co LLC			0.56%	Amount (000's)
7.50%, 11/15/2026	2,100	2,498	Pipelines - 0.23%
Plains All American Pipeline LP / PAA			BCP Renaissance Parent LLC
Finance Corp			5.77%, 09/19/2024(k)	$500	$502
4.50%, 12/15/2026	500	496	US LIBOR + 4.00%
Southeast Supply Header LLC
4.25%, 06/15/2024(f)	750	762	Software - 0.33%
Southern Natural Gas Co LLC			Ivanti Software Inc
8.00%, 03/01/2032	850	1,111	10.88%, 01/20/2025(k)	750	716
		$8,079	US LIBOR + 9.00%
REITs - 7.99%
Alexandria Real Estate Equities Inc			TOTAL SENIOR FLOATING RATE INTERESTS		$1,218
4.30%, 01/15/2026	1,000	1,010	U.S. GOVERNMENT & GOVERNMENT	Principal
4.60%, 04/01/2022	1,250	1,302	AGENCY OBLIGATIONS - 32.66%	Amount (000's)	Value (000 's)
CubeSmart LP			Federal Home Loan Mortgage Corporation (FHLMC) - 4.83%
4.80%, 07/15/2022	2,000	2,093	3.00%, 10/01/2042	$623	$612
HCP Inc			3.00%, 11/01/2042	613	603
3.75%, 02/01/2019	1,000	1,005	3.00%, 12/01/2046	1,494	1,460
Healthcare Realty Trust Inc			3.50%, 10/01/2041	615	620
3.63%, 01/15/2028	1,000	948	3.50%, 04/01/2042	760	766
Hospitality Properties Trust			3.50%, 04/01/2042	1,514	1,525
4.65%, 03/15/2024	750	766	3.50%, 04/01/2045	723	726
4.95%, 02/15/2027	1,000	1,017	4.00%, 02/01/2045	437	450
5.00%, 08/15/2022	750	779	4.00%, 02/01/2046	776	800
Kimco Realty Corp			4.00%, 06/01/2046	840	865
6.88%, 10/01/2019	2,000	2,114	4.50%, 06/01/2039	209	221
Omega Healthcare Investors Inc			4.50%, 07/01/2039	823	871
5.25%, 01/15/2026	500	508	4.50%, 12/01/2040	414	438
Physicians Realty LP			4.50%, 10/01/2041	464	491
4.30%, 03/15/2027	1,000	992	5.00%, 08/01/2019	23	23
Ventas Realty LP / Ventas Capital Corp			6.00%, 03/01/2031	10	11
3.25%, 08/15/2022	1,750	1,734	6.00%, 05/01/2032	27	30
Welltower Inc			9.00%, 01/01/2025	3	3
6.13%, 04/15/2020	1,000	1,059			$10,515
Weyerhaeuser Co			Federal National Mortgage Association (FNMA) - 14.28%
4.70%, 03/15/2021	2,000	2,079	3.00%, 03/01/2042	1,124	1,106
		$17,406	3.00%, 03/01/2042	1,010	994
Savings & Loans - 0.26%			3.00%, 05/01/2042	569	560
First Niagara Financial Group Inc			3.00%, 06/01/2042	513	505
7.25%, 12/15/2021	500	562	3.00%, 06/01/2042	1,045	1,029
			3.50%, 12/01/2040	824	831
Software - 0.89%			3.50%, 12/01/2041	281	283
Oracle Corp			3.50%, 03/01/2042	456	461
2.50%, 05/15/2022	1,000	981	3.50%, 04/01/2042	898	906
2.95%, 05/15/2025	1,000	968	3.50%, 02/01/2043	584	589
		$1,949	3.50%, 06/01/2043	938	945
Telecommunications - 1.67%			3.50%, 03/01/2045	727	731
Qwest Corp			3.50%, 06/01/2045	1,396	1,403
6.75%, 12/01/2021	2,000	2,144	3.50%, 11/01/2045	928	932
Sprint Corp			3.50%, 05/01/2046	835	838
7.88%, 09/15/2023	250	255	4.00%, 03/01/2039	567	586
Sprint Spectrum Co LLC / Sprint Spectrum Co			4.00%, 08/01/2040	451	466
II LLC / Sprint Spectrum Co III LLC			4.00%, 09/01/2040	1,107	1,146
3.36%, 03/20/2023(f)	219	217	4.00%, 10/01/2041	417	431
5.15%, 03/20/2028(f)	500	503	4.00%, 10/01/2041	604	624
T-Mobile USA Inc			4.00%, 11/01/2041	663	686
6.38%, 03/01/2025	500	523	4.00%, 04/01/2042	378	391
		$3,642	4.00%, 11/01/2043	502	519
Transportation - 0.00%			4.00%, 11/01/2043	1,395	1,442
Trailer Bridge Inc			4.00%, 01/01/2044	1,125	1,161
0.00%, 11/15/2018(a),(b),(c)	2,000	—	4.00%, 02/01/2044	1,624	1,679
			4.00%, 09/01/2044	482	495
TOTAL BONDS		$132,460	4.00%, 08/01/2046	1,227	1,266
			4.00%, 01/01/2047	875	900
			4.50%, 08/01/2039	232	246
			4.50%, 08/01/2040	711	752
			4.50%, 10/01/2040	657	695

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(i)	Certain variable rate securities are not based on a published reference
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	rate and spread but are determined by the issuer or agent and are based
Federal National Mortgage Association (FNMA) (continued)			on current market conditions. These securities do not indicate a reference
4.50%, 12/01/2040	$432	$457	rate and spread in their description.
4.50%, 08/01/2041	484	512	(j)	Payment in kind; the issuer has the option of paying additional securities
4.50%, 05/01/2044	683	717	in lieu of cash.
4.50%, 06/01/2046	698	731	(k)	Rate information disclosed is based on an average weighted rate as of
4.50%, 05/01/2047	1,842	1,930	March 31, 2018.
4.50%, 05/01/2047	428	448
5.00%, 08/01/2035	221	238
5.50%, 06/01/2033	135	148	Portfolio Summary (unaudited)
5.50%, 02/01/2035	243	267	Sector	Percent
6.00%, 04/01/2032	20	22	Financial	21.08%
6.50%, 04/01/2032	40	45	Mortgage Securities	19.11%
		$31,113	Government	13.55%
Government National Mortgage Association (GNMA) - 0.00%			Energy	11.57%
9.00%, 02/15/2025	3	2	Consumer, Non-cyclical	6.76%
			Utilities	6.66%
U.S. Treasury - 13.55%			Communications	4.79%
1.38%, 11/30/2018	1,000	996	Industrial	4.19%
1.63%, 11/15/2022	2,000	1,920	Asset Backed Securities	3.56%
1.75%, 05/15/2022	2,000	1,941	Consumer, Cyclical	2.53%
2.00%, 11/15/2021	1,000	984	Investment Companies	2.06%
2.00%, 11/15/2026	1,000	943	Technology	2.00%
2.25%, 08/15/2027	1,000	959	Basic Materials	1.30%
2.50%, 05/15/2024	1,000	992	Other Assets and Liabilities	0.84%
2.63%, 11/15/2020	2,000	2,012	TOTAL NET ASSETS	100.00%
2.75%, 02/15/2019	1,000	1,005
2.75%, 02/15/2024	1,000	1,006
2.75%, 11/15/2047	1,000	956
2.88%, 05/15/2043	1,000	986
2.88%, 08/15/2045	1,000	982
3.00%, 11/15/2044	1,000	1,007
3.13%, 05/15/2019	2,000	2,021
3.13%, 05/15/2021	1,000	1,021
3.13%, 08/15/2044	1,000	1,030
3.38%, 05/15/2044	1,000	1,075
3.50%, 02/15/2039	1,000	1,099
3.63%, 02/15/2020	2,000	2,049
3.63%, 02/15/2044	1,000	1,120
3.75%, 08/15/2041	1,000	1,140
3.75%, 11/15/2043	2,000	2,284
		$29,528
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$71,158
Total Investments		$216,023
Other Assets and Liabilities - 0.84%		$1,830
TOTAL NET ASSETS - 100.00%		$217,853

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,016 or 1.84% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield as of reporting period.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,149 or 9.71% of net assets.
(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(h)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$8,980		$7,711	$12,205		$4,486
		$8,980		$7,711	$12,205		$4,486

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$18		$—			$—	$—
	$18		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 31, 2018 (unaudited)

COMMON STOCKS - 97.23%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Automobile Manufacturers - 3.56%			Home Furnishings - 0.77%
Ashok Leyland Ltd	262,104	$589	LG Electronics Inc	8,627	$890
Geely Automobile Holdings Ltd	373,000	1,093
Mahindra & Mahindra Ltd	85,427	973	Insurance - 3.89%
Maruti Suzuki India Ltd	10,830	1,479	Cathay Financial Holding Co Ltd	722,000	1,295
		$4,134	IRB Brasil Resseguros S/A	55,000	700
Automobile Parts & Equipment - 0.42%			People's Insurance Co Group of China Ltd/The	1,434,000	678
Nexteer Automotive Group Ltd	316,000	483	Ping An Insurance Group Co of China Ltd	178,500	1,841
					$4,514
Banks - 17.28%			Internet - 13.19%
Banco do Brasil SA	61,900	775	Alibaba Group Holding Ltd ADR(a)	27,715	5,087
Bank Negara Indonesia Persero Tbk PT	1,389,400	880	NCSoft Corp	1,695	656
China Construction Bank Corp	3,149,902	3,290	Tencent Holdings Ltd	137,600	7,386
CIMB Group Holdings Bhd	660,700	1,230	Weibo Corp ADR(a)	7,658	915
Credicorp Ltd	4,503	1,022	YY Inc ADR(a)	12,041	1,267
Erste Group Bank AG	25,865	1,300			$15,311
Grupo Financiero Banorte SAB de CV	230,200	1,407	Iron & Steel - 4.19%
HDFC Bank Ltd	32,959	970	POSCO	6,171	1,970
Industrial & Commercial Bank of China Ltd	3,195,000	2,784	Tata Steel Ltd	87,712	776
Kiatnakin Bank PCL	309,700	715	Vale SA	164,621	2,115
Malayan Banking Bhd	545,100	1,485			$4,861
Sberbank of Russia PJSC ADR	173,375	3,238	Lodging - 3.20%
Standard Bank Group Ltd	51,894	959	Galaxy Entertainment Group Ltd	144,000	1,322
		$20,055	Melco Resorts & Entertainment Ltd ADR	44,611	1,293
Beverages - 0.77%			Wynn Macau Ltd	299,200	1,096
Ambev SA	121,900	894			$3,711
			Machinery - Construction & Mining - 0.53%
Building Materials - 1.24%			United Tractors Tbk PT	265,400	619
China National Building Material Co Ltd	632,000	695
Xinyi Glass Holdings Ltd	490,000	746	Media - 1.99%
		$1,441	Naspers Ltd	9,455	2,314
Chemicals - 2.57%
Hanwha Chemical Corp	36,251	1,014	Mining - 1.66%
IRPC PCL	2,957,800	688	Anglo American PLC	54,812	1,285
Kingboard Chemical Holdings Ltd	105,500	488	Hindalco Industries Ltd	191,105	637
LG Chem Ltd	2,172	793			$1,922
		$2,983	Miscellaneous Manufacturers - 1.16%
Coal - 1.80%			Sunny Optical Technology Group Co Ltd	72,000	1,351
Adaro Energy Tbk PT	3,009,400	469
China Shenhua Energy Co Ltd	425,500	1,068	Oil & Gas - 8.27%
Yanzhou Coal Mining Co Ltd	428,000	553	CNOOC Ltd	1,438,000	2,129
		$2,090	LUKOIL PJSC ADR	32,587	2,250
Commercial Services - 0.59%			MOL Hungarian Oil & Gas PLC	43,677	477
New Oriental Education & Technology Group	7,833	687	Petrobras Distribuidora SA	68,300	478
Inc ADR			PTT PCL	52,600	926
			Reliance Industries Ltd	133,658	1,824
Computers - 1.25%			SK Innovation Co Ltd	7,630	1,517
Infosys Ltd	83,089	1,454			$9,601
			Pharmaceuticals - 0.80%
Diversified Financial Services - 4.63%			Hypera SA	85,000	928
Hana Financial Group Inc	26,121	1,126
Indiabulls Housing Finance Ltd	60,095	1,151	Pipelines - 0.62%
KB Financial Group Inc	26,714	1,549	Petronet LNG Ltd	200,636	716
Shriram Transport Finance Co Ltd	34,605	769
Tisco Financial Group PCL	278,100	784	Retail - 2.62%
		$5,379	Magazine Luiza SA	33,964	1,015
Electronics - 0.92%			Shinsegae Inc	2,974	977
Yageo Corp (a)	59,000	1,070	Wal-Mart de Mexico SAB de CV	413,600	1,053
					$3,045
Engineering & Construction - 0.54%			Semiconductors - 13.59%
Malaysia Airports Holdings Bhd	275,300	631	Chipbond Technology Corp	381,000	906
			Global Unichip Corp (a)	52,000	580
Food - 0.96%			Nanya Technology Corp	320,000	1,025
Uni-President Enterprises Corp	470,000	1,110	Samsung Electronics Co Ltd	2,649	6,189
			SK Hynix Inc	7,811	599
Gas - 0.76%			Taiwan Semiconductor Manufacturing Co Ltd	765,164	6,481
GAIL India Ltd	135,978	688			$15,780
Indraprastha Gas Ltd	44,884	194	Telecommunications - 2.93%
		$882	Mobile TeleSystems PJSC ADR	78,226	891
Holding Companies - Diversified - 0.53%			SK Telecom Co Ltd	4,274	927
Sime Darby Bhd	908,300	619	TIM Participacoes SA	217,500	947

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications (continued)
Yangtze Optical Fibre and Cable Joint Stock	136,000	$639
Ltd Co (b)
		$3,404
TOTAL COMMON STOCKS		$112,879
INVESTMENT COMPANIES - 0.62%	Shares Held	Value (000's)
Money Market Funds - 0.62%
Principal Government Money Market Fund	718,642	719
1.46%(c),(d)

TOTAL INVESTMENT COMPANIES		$719
PREFERRED STOCKS - 1.24%	Shares Held	Value (000's)
Holding Companies - Diversified - 1.24%
Itausa - Investimentos Itau SA 0.06%	343,878	$1,448

TOTAL PREFERRED STOCKS		$1,448
Total Investments		$115,046
Other Assets and Liabilities - 0.91%		$1,052
TOTAL NET ASSETS - 100.00%		$116,098

(a) Non-income producing security
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $639 or 0.55% of net assets.
(c)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(d) Current yield as of reporting period.

Portfolio Summary (unaudited)
Country		Percent
China		27.09%
Korea, Republic Of		15.70%
Taiwan, Province Of China		10.74%
India		10.52%
Brazil		8.00%
Russian Federation		5.50%
Malaysia		3.41%
Hong Kong		3.31%
South Africa		2.82%
Thailand		2.68%
Mexico		2.12%
Indonesia		1.69%
Austria		1.12%
United Kingdom		1.11%
United States		1.04%
Macao		0.95%
Peru		0.88%
Hungary		0.41%
Other Assets and Liabilities		0.91%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$1,056		$10,947	$11,284		$719
		$1,056		$10,947	$11,284		$719

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$3		$—			$—	$—
	$3		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments LargeCap Growth Account March 31, 2018 (unaudited)

COMMON STOCKS - 98.09%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.26%			Retail (continued)
General Dynamics Corp	6,900	$1,524	Urban Outfitters Inc (a)	39,494	$1,460
			Walmart Inc	18,752	1,668
Apparel - 1.01%					$8,135
NIKE Inc	18,400	1,223	Semiconductors - 5.83%
			Applied Materials Inc	53,283	2,963
Banks - 4.99%			Lam Research Corp	9,322	1,894
Capital One Financial Corp	17,500	1,677	Micron Technology Inc (a)	14,087	734
Citizens Financial Group Inc	49,107	2,061	NVIDIA Corp	6,200	1,436
SVB Financial Group (a)	9,465	2,272			$7,027
		$6,010	Software - 10.85%
Biotechnology - 2.59%			Activision Blizzard Inc	34,200	2,307
Alexion Pharmaceuticals Inc (a)	9,362	1,043	Microsoft Corp	62,930	5,744
Vertex Pharmaceuticals Inc (a)	12,754	2,079	Red Hat Inc (a)	10,657	1,593
		$3,122	ServiceNow Inc (a)	13,943	2,307
Chemicals - 2.34%			Splunk Inc (a)	11,500	1,131
Air Products & Chemicals Inc	8,871	1,411			$13,082
Sherwin-Williams Co/The	3,589	1,407	Telecommunications - 2.52%
		$2,818	Arista Networks Inc (a)	6,274	1,602
Commercial Services - 6.36%			Cisco Systems Inc	33,400	1,432
FleetCor Technologies Inc (a)	12,983	2,629			$3,034
S&P Global Inc	11,698	2,235	Transportation - 4.67%
Square Inc (a)	30,177	1,485	FedEx Corp	7,501	1,801
Worldpay Inc (a)	16,000	1,316	Knight-Swift Transportation Holdings Inc	40,576	1,867
		$7,665	XPO Logistics Inc (a)	19,256	1,960
Computers - 2.48%					$5,628
Apple Inc	17,806	2,988	TOTAL COMMON STOCKS		$118,231
			INVESTMENT COMPANIES - 2.14%	Shares Held	Value (000's)
Cosmetics & Personal Care - 2.62%			Money Market Funds - 2.14%
Estee Lauder Cos Inc/The	21,111	3,161	Principal Government Money Market Fund	2,583,352	2,583
			1.46%(b),(c)
Diversified Financial Services - 7.06%
Charles Schwab Corp/The	45,621	2,382	TOTAL INVESTMENT COMPANIES		$2,583
Mastercard Inc	16,298	2,855	Total Investments		$120,814
Visa Inc	27,408	3,279	Other Assets and Liabilities - (0.23)%		$(276)
		$8,516	TOTAL NET ASSETS - 100.00%		$120,538
Electronics - 1.27%
TE Connectivity Ltd	15,300	1,528
			(a) Non-income producing security
Healthcare - Products - 7.76%			(b)		Affiliated Security. Security is either an affiliate (and registered under the
Align Technology Inc (a)	4,880	1,226	Investment Company Act of 1940) or an affiliate as defined by the
Baxter International Inc	34,758	2,261	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
IDEXX Laboratories Inc (a)	6,420	1,229	outstanding voting shares of the security). Please see affiliated sub-
Intuitive Surgical Inc (a)	6,747	2,785	schedule for transactional information.
Thermo Fisher Scientific Inc	8,953	1,848	(c) Current yield as of reporting period.
		$9,349
Internet - 15.66%
Alibaba Group Holding Ltd ADR(a)	14,655	2,690
Alphabet Inc - A Shares (a)	4,284	4,443	Portfolio Summary (unaudited)
Amazon.com Inc (a)	3,899	5,643	Sector		Percent
Facebook Inc (a)	18,059	2,886	Consumer, Non-cyclical		19.33%
Netflix Inc (a)	10,882	3,214	Technology		19.16%
		$18,876	Communications		18.18%
Leisure Products & Services - 1.48%			Industrial		13.46%
Royal Caribbean Cruises Ltd	15,187	1,788	Financial		12.05%
			Consumer, Cyclical		10.39%
Lodging - 1.15%			Energy		3.18%
Wynn Resorts Ltd	7,573	1,381	Basic Materials		2.34%
			Investment Companies		2.14%
Machinery - Construction & Mining - 3.24%			Other Assets and Liabilities		(0.23)%
Caterpillar Inc	26,497	3,905	TOTAL NET ASSETS		100.00%

Machinery - Diversified - 3.02%
Deere & Co	14,846	2,306
Rockwell Automation Inc	7,669	1,336
		$3,642
Oil & Gas - 3.18%
Continental Resources Inc/OK (a)	26,349	1,553
Diamondback Energy Inc (a)	17,987	2,276
		$3,829
Retail - 6.75%
Dollar Tree Inc (a)	23,706	2,250
Lululemon Athletica Inc (a)	10,800	962
PVH Corp	11,852	1,795

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$1,377		$13,709	$12,503		$2,583
		$1,377		$13,709	$12,503		$2,583

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$7		$—			$—	$—
	$7		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2018 (unaudited)

COMMON STOCKS - 96.53%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.02%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	1,011	$23	Gilead Sciences Inc	2,583	$195
Omnicom Group Inc	671	49	Illumina Inc (a)	437	103
		$72	Incyte Corp (a)	6,735	561
Aerospace & Defense - 2.75%			Intercept Pharmaceuticals Inc (a)	52	3
Boeing Co/The	23,087	7,570	Intrexon Corp (a)	115	2
General Dynamics Corp	213	47	Ionis Pharmaceuticals Inc (a)	338	15
Harris Corp	112	18	Regeneron Pharmaceuticals Inc (a)	219	75
HEICO Corp	122	11	Seattle Genetics Inc (a)	285	15
HEICO Corp - Class A	205	15	Vertex Pharmaceuticals Inc (a)	16,345	2,664
Lockheed Martin Corp	451	152			$6,553
Northrop Grumman Corp	321	112	Building Materials - 0.04%
Raytheon Co	215	46	Armstrong World Industries Inc (a)	172	10
Rockwell Collins Inc	468	63	Eagle Materials Inc	147	15
Spirit AeroSystems Holdings Inc	7,189	602	Fortune Brands Home & Security Inc	454	27
TransDigm Group Inc	141	43	Lennox International Inc	115	23
		$8,679	Masco Corp	666	27
Agriculture - 0.86%			Vulcan Materials Co	339	39
Altria Group Inc	5,727	357			$141
Philip Morris International Inc	23,683	2,354	Chemicals - 1.31%
		$2,711	Albemarle Corp	60	6
Airlines - 0.50%			Celanese Corp	250	25
Alaska Air Group Inc	294	18	Chemours Co/The	565	27
American Airlines Group Inc	27,392	1,423	DowDuPont Inc	3,169	202
Copa Holdings SA	36	5	FMC Corp	383	29
Southwest Airlines Co	2,222	127	Huntsman Corp	363	11
		$1,573	International Flavors & Fragrances Inc	223	31
Apparel - 0.21%			LyondellBasell Industries NV	598	63
Carter's Inc	159	16	Monsanto Co	877	102
Michael Kors Holdings Ltd (a)	81	5	Platform Specialty Products Corp (a)	484	5
NIKE Inc	9,023	599	PPG Industries Inc	477	53
Skechers U.S.A. Inc (a)	221	9	Praxair Inc	782	113
VF Corp	483	36	RPM International Inc	380	18
		$665	Sherwin-Williams Co/The	8,712	3,416
			Univar Inc (a)	341	9
Automobile Manufacturers - 0.48%
Tesla Inc (a)	5,667	1,508	Versum Materials Inc	123	5
			Westlake Chemical Corp	77	9
Automobile Parts & Equipment - 0.05%			WR Grace & Co	220	13
Allison Transmission Holdings Inc	457	18			$4,137
Aptiv PLC	535	46	Commercial Services - 5.06%
BorgWarner Inc	124	6	Aramark	355	14
Delphi Technologies PLC	297	14	Automatic Data Processing Inc	1,438	163
Lear Corp	174	32	Booz Allen Hamilton Holding Corp	501	19
Visteon Corp (a)	108	12	Bright Horizons Family Solutions Inc (a)	181	18
WABCO Holdings Inc (a)	169	23	Cintas Corp	15,538	2,651
			CoreLogic Inc/United States (a)	223	10
		$151	CoStar Group Inc (a)	109	40
Banks - 0.61%
Bank of the Ozarks	188	9	Ecolab Inc	511	70
			Euronet Worldwide Inc (a)	193	15
Capital One Financial Corp	277	27	FleetCor Technologies Inc (a)	16,688	3,379
East West Bancorp Inc	64	4
Morgan Stanley	33,413	1,803	Global Payments Inc	13,241	1,477
Pinnacle Financial Partners Inc	70	4	H&R Block Inc	208	5
Signature Bank/New York NY (a)	97	14	Moody's Corp	500	81
State Street Corp	162	16	Morningstar Inc	69	7
SVB Financial Group (a)	117	28	PayPal Holdings Inc (a)	99,013	7,513
Western Alliance Bancorp (a)	185	11	Quanta Services Inc (a)	152	5
		$1,916	Robert Half International Inc	404	23
Beverages - 0.29%			Rollins Inc	350	18
Brown-Forman Corp - B Shares	773	42	S&P Global Inc	770	147
Coca-Cola Co/The	5,747	249	Service Corp International/US	586	22
			ServiceMaster Global Holdings Inc (a)	434	22
Constellation Brands Inc	324	74
			Total System Services Inc	569	49
Dr Pepper Snapple Group Inc	514	61	TransUnion (a)	504	29
Monster Beverage Corp (a)	1,330	76
			United Rentals Inc (a)	254	44
PepsiCo Inc	3,654	399
			Western Union Co/The	1,519	29
		$901	WEX Inc (a)	109	17
Biotechnology - 2.08%			Worldpay Inc (a)	830	68
ACADIA Pharmaceuticals Inc (a)	271	6
Alexion Pharmaceuticals Inc (a)	9,352	1,042			$15,935
Alnylam Pharmaceuticals Inc (a)	7,513	895	Computers - 3.02%
Amgen Inc	588	100	Accenture PLC - Class A	1,893	291
Biogen Inc (a)	2,293	628	Apple Inc	31,075	5,214
BioMarin Pharmaceutical Inc (a)	482	39	Cognizant Technology Solutions Corp	1,170	94
Celgene Corp (a)	2,151	192	CSRA Inc	558	23
			Dell Technologies Inc Class V (a)	613	45
Exelixis Inc (a)	798	18

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electronics (continued)
DST Systems Inc	86	$7	Mettler-Toledo International Inc (a)	76	$44
DXC Technology Co	1,064	107	National Instruments Corp	308	16
Fortinet Inc (a)	482	26	PerkinElmer Inc	116	9
Genpact Ltd	106,767	3,416	Trimble Inc (a)	645	23
International Business Machines Corp	1,163	178	Waters Corp (a)	233	46
NCR Corp (a)	374	12			$9,732
NetApp Inc	713	44	Entertainment - 0.02%
Western Digital Corp	775	71	Lions Gate Entertainment Corp - A shares	152	4
		$9,528	Live Nation Entertainment Inc (a)	414	17
Consumer Products - 0.07%			Madison Square Garden Co/The (a)	13	3
Avery Dennison Corp	253	27	Vail Resorts Inc	124	28
Church & Dwight Co Inc	719	36			$52
Clorox Co/The	318	42	Environmental Control - 0.45%
Kimberly-Clark Corp	1,075	119	Waste Connections Inc	17,950	1,288
		$224	Waste Management Inc	1,715	144
Cosmetics & Personal Care - 1.56%					$1,432
Colgate-Palmolive Co	272	19	Food - 0.12%
Estee Lauder Cos Inc/The	32,667	4,891	Campbell Soup Co	363	16
Procter & Gamble Co/The	261	21	General Mills Inc	1,598	72
		$4,931	Hershey Co/The	359	36
Distribution & Wholesale - 0.06%			Kellogg Co	648	42
Fastenal Co	860	47	Kroger Co/The	2,314	55
HD Supply Holdings Inc (a)	558	21	Lamb Weston Holdings Inc	120	7
KAR Auction Services Inc	439	24	McCormick & Co Inc/MD	342	36
LKQ Corp (a)	188	7	Pilgrim's Pride Corp (a)	205	5
Pool Corp	130	19	Sprouts Farmers Market Inc (a)	407	10
Watsco Inc	107	20	Sysco Corp	1,789	107
WW Grainger Inc	146	41			$386
		$179	Forest Products & Paper - 0.02%
Diversified Financial Services - 5.70%			International Paper Co	1,339	72
Air Lease Corp	48	2
Alliance Data Systems Corp	153	32	Hand & Machine Tools - 0.01%
Ameriprise Financial Inc	386	57	Lincoln Electric Holdings Inc	203	18
BGC Partners Inc	371	5	Snap-on Inc	41	6
Cboe Global Markets Inc	309	35	Stanley Black & Decker Inc	33	5
Charles Schwab Corp/The	35,946	1,877			$29
Credit Acceptance Corp (a)	36	12	Healthcare - Products - 8.24%
Eaton Vance Corp	344	19	ABIOMED Inc (a)	126	37
Federated Investors Inc	155	5	Align Technology Inc (a)	232	58
Intercontinental Exchange Inc	25,528	1,852	Baxter International Inc	267	17
Invesco Ltd	232	7	Becton Dickinson and Co	14,970	3,245
Lazard Ltd	343	18	Bio-Techne Corp	134	20
Legg Mason Inc	120	5	Boston Scientific Corp (a)	2,730	75
LPL Financial Holdings Inc	276	17	Bruker Corp	240	7
Mastercard Inc	2,778	487	Danaher Corp	51,905	5,082
Raymond James Financial Inc	118	10	Edwards Lifesciences Corp (a)	18,363	2,562
SEI Investments Co	399	30	Henry Schein Inc (a)	479	32
T Rowe Price Group Inc	240	26	Hill-Rom Holdings Inc	219	19
TD Ameritrade Holding Corp	22,098	1,309	IDEXX Laboratories Inc (a)	260	50
Visa Inc	101,759	12,173	Intuitive Surgical Inc (a)	20,031	8,270
		$17,978	Medtronic PLC	199	16
Electric - 0.38%			OPKO Health Inc (a)	107	—
NRG Energy Inc	161	5	Patterson Cos Inc	132	3
Sempra Energy	10,719	1,192	QIAGEN NV (a)	262	8
		$1,197	ResMed Inc	424	42
Electrical Components & Equipment - 0.02%			Stryker Corp	13,996	2,252
Acuity Brands Inc	86	12	Thermo Fisher Scientific Inc	20,042	4,138
AMETEK Inc	163	13	Varian Medical Systems Inc (a)	289	35
Emerson Electric Co	180	12			$25,968
Energizer Holdings Inc	199	12	Healthcare - Services - 3.77%
Hubbell Inc	126	15	Aetna Inc	338	57
		$64	Anthem Inc	7,534	1,655
Electronics - 3.09%			Centene Corp (a)	108	12
Agilent Technologies Inc	274	18	Charles River Laboratories International Inc	161	17
Allegion PLC	302	26	(a)
Amphenol Corp	47,489	4,090	Cigna Corp	20,507	3,440
Coherent Inc (a)	83	16	HCA Healthcare Inc	11,667	1,132
Corning Inc	101	3	Humana Inc	4,169	1,120
FLIR Systems Inc	278	14	IQVIA Holdings Inc (a)	323	32
Fortive Corp	68,163	5,284	UnitedHealth Group Inc	20,506	4,388
Gentex Corp	653	15	WellCare Health Plans Inc (a)	138	27
Honeywell International Inc	889	128			$11,880

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Builders - 0.03%			Lodging (continued)
DR Horton Inc	598	$26	Wynn Resorts Ltd	240	$44
NVR Inc (a)	10	28			$1,917
PulteGroup Inc	324	10	Machinery - Construction & Mining - 0.90%
Thor Industries Inc	164	19	BWX Technologies Inc	40,478	2,571
Toll Brothers Inc	265	11	Caterpillar Inc	1,816	268
		$94			$2,839
Home Furnishings - 0.00%			Machinery - Diversified - 1.66%
Tempur Sealy International Inc (a)	68	3	Cognex Corp	526	27
			Cummins Inc	486	79
Housewares - 0.01%			Deere & Co	636	99
Scotts Miracle-Gro Co/The	135	11	Gardner Denver Holdings Inc (a)	216	7
Toro Co/The	348	22	Graco Inc	559	25
		$33	IDEX Corp	229	33
Insurance - 0.43%			Nordson Corp	179	24
Allstate Corp/The	461	44	Rockwell Automation Inc	377	66
American International Group Inc	215	12	Roper Technologies Inc	17,177	4,821
Aon PLC	496	69	Welbilt Inc (a)	443	9
Arch Capital Group Ltd (a)	61	5	Xylem Inc/NY	315	24
Arthur J Gallagher & Co	358	25	Zebra Technologies Corp (a)	166	23
Assurant Inc	59	5			$5,237
Erie Indemnity Co	59	7	Media - 1.27%
Marsh & McLennan Cos Inc	1,028	85	AMC Networks Inc (a)	152	8
Progressive Corp/The	1,890	115	CBS Corp	958	49
RenaissanceRe Holdings Ltd	13	2	Charter Communications Inc (a)	10,316	3,211
Voya Financial Inc	75	4	Comcast Corp - Class A	13,124	449
Willis Towers Watson PLC	6,400	974	Discovery Inc - Class C (a)	176	3
XL Group Ltd	233	13	DISH Network Corp (a)	479	18
		$1,360	FactSet Research Systems Inc	112	22
Internet - 22.00%			Sirius XM Holdings Inc	4,309	27
Alibaba Group Holding Ltd ADR(a)	41,164	7,555	Twenty-First Century Fox Inc - A Shares	106	4
Alphabet Inc - A Shares (a)	6,650	6,897	Twenty-First Century Fox Inc - B Shares	146	5
Alphabet Inc - C Shares (a)	8,574	8,846	Walt Disney Co/The	2,107	212
Amazon.com Inc (a)	12,829	18,568			$4,008
Booking Holdings Inc (a)	5,857	12,185	Mining - 0.02%
CDW Corp/DE	469	33	Freeport-McMoRan Inc	1,849	33
Dropbox Inc (a),(b)	956	30	Royal Gold Inc	78	7
F5 Networks Inc (a)	204	30	Southern Copper Corp	246	13
Facebook Inc (a)	66,908	10,691
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	162	14			$53
GoDaddy Inc (a)	415	26	Miscellaneous Manufacturers - 1.12%
IAC/InterActiveCorp (a)	229	36	3M Co	1,869	410
Liberty Expedia Holdings Inc (a)	51	2	AO Smith Corp	44,377	2,822
Match Group Inc (a)	240	11	AptarGroup Inc	62	6
Netflix Inc (a)	6,409	1,893	Dover Corp	91	9
Shopify Inc (a)	3,438	428	General Electric Co	3,020	41
Snap Inc Class A (a)	17,860	283	Illinois Tool Works Inc	610	96
			Ingersoll-Rand PLC	380	32
Symantec Corp	1,774	46	Parker-Hannifin Corp	617	105
Tencent Holdings Ltd ADR	32,530	1,734			$3,521
TripAdvisor Inc (a)	153	6
Twitter Inc (a)	189	5	Oil & Gas - 0.05%
			Antero Resources Corp (a)	437	9
Uber Technologies Inc (a),(b),(c),(d)	116	4
VeriSign Inc (a)	281	33	Apache Corp	115	4
			Cabot Oil & Gas Corp	976	23
		$69,356	Cimarex Energy Co	265	25
Investment Companies - 0.00%			Continental Resources Inc/OK (a)	146	9
Leucadia National Corp	307	7	Devon Energy Corp	184	6
			Diamondback Energy Inc (a)	75	9
Iron & Steel - 0.00%			EOG Resources Inc	151	16
Steel Dynamics Inc	142	6	EQT Corp	129	6
			Laredo Petroleum Inc (a)	675	6
Leisure Products & Services - 0.02%			Newfield Exploration Co (a)	641	16
Brunswick Corp/DE	237	14	Parsley Energy Inc (a)	453	13
Harley-Davidson Inc	365	15	RSP Permian Inc (a)	224	10
Polaris Industries Inc	190	22			$152
		$51	Oil & Gas Services - 0.02%
Lodging - 0.61%			Halliburton Co	1,624	76
Choice Hotels International Inc	135	11
Extended Stay America Inc	433	8	Packaging & Containers - 0.04%
Hilton Grand Vacations Inc (a)	265	11
			Ardagh Group SA	189	4
Hilton Worldwide Holdings Inc	19,592	1,543	Ball Corp	583	23
Las Vegas Sands Corp	719	52	Berry Global Group Inc (a)	413	23
Marriott International Inc/MD	1,566	213	Crown Holdings Inc (a)	312	16
Wyndham Worldwide Corp	304	35	Graphic Packaging Holding Co	790	12
			Owens-Illinois Inc (a)	486	10

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Packaging & Containers (continued)			Retail (continued)
Packaging Corp of America	281	$32	Lululemon Athletica Inc (a)	301	$27
Sealed Air Corp	306	13	McDonald's Corp	1,595	249
Silgan Holdings Inc	303	8	Michaels Cos Inc/The (a)	346	7
		$141	MSC Industrial Direct Co Inc	82	8
Pharmaceuticals - 3.56%			Nordstrom Inc	382	19
AbbVie Inc	4,423	419	Nu Skin Enterprises Inc	60	4
Agios Pharmaceuticals Inc (a)	122	10	O'Reilly Automotive Inc (a)	241	60
Alkermes PLC (a)	422	24	Restaurant Brands International Inc	11,650	663
AmerisourceBergen Corp	487	42	Ross Stores Inc	24,833	1,937
Bristol-Myers Squibb Co	2,351	149	Sally Beauty Holdings Inc (a)	210	3
DexCom Inc (a)	37,167	2,756	Starbucks Corp	2,821	163
Eli Lilly & Co	1,953	151	Tapestry Inc	190	10
Express Scripts Holding Co (a)	237	16	TJX Cos Inc/The	39,666	3,235
Herbalife Ltd (a)	197	19	Tractor Supply Co	397	25
Johnson & Johnson	1,221	156	Ulta Beauty Inc (a)	164	34
McKesson Corp	125	18	Walgreens Boots Alliance Inc	851	56
Merck & Co Inc	19,130	1,042	Wendy's Co/The	581	10
Neurocrine Biosciences Inc (a)	241	20	Williams-Sonoma Inc	98	5
TESARO Inc (a)	101	6	Yum China Holdings Inc	941	39
Zoetis Inc	76,431	6,383	Yum! Brands Inc	10,735	914
		$11,211			$15,051
Pipelines - 0.02%			Semiconductors - 1.48%
ONEOK Inc	1,082	62	Analog Devices Inc	729	67
Williams Cos Inc/The	336	8	Applied Materials Inc	4,209	234
		$70	ASML Holding NV - NY Reg Shares	3,190	633
Real Estate - 0.01%			Broadcom Ltd	3,807	897
CBRE Group Inc (a)	377	18	Cavium Inc (a)	199	16
			Cypress Semiconductor Corp	242	4
REITs - 2.24%			IPG Photonics Corp (a)	116	27
American Tower Corp	1,335	194	KLA-Tencor Corp	471	51
Boston Properties Inc	69	8	Lam Research Corp	813	165
CoreSite Realty Corp	101	10	Maxim Integrated Products Inc	15,152	912
Crown Castle International Corp	16,992	1,863	Microchip Technology Inc	663	61
CubeSmart	367	10	Micron Technology Inc (a)	3,886	203
Digital Realty Trust Inc	432	45	Microsemi Corp (a)	303	20
Douglas Emmett Inc	378	14	NVIDIA Corp	1,136	263
Equinix Inc	156	65	NXP Semiconductors NV (a)	388	45
Equity LifeStyle Properties Inc	236	21	ON Semiconductor Corp (a)	1,271	31
Extra Space Storage Inc	297	26	Qorvo Inc (a)	196	14
Federal Realty Investment Trust	84	10	Skyworks Solutions Inc	542	54
Gaming and Leisure Properties Inc	209	7	Teradyne Inc	612	28
Hudson Pacific Properties Inc	63	2	Texas Instruments Inc	1,995	207
Iron Mountain Inc	689	23	Xilinx Inc	10,005	723
Lamar Advertising Co	219	14			$4,655
Outfront Media Inc	94	2	Shipbuilding - 0.01%
Public Storage	529	106	Huntington Ingalls Industries Inc	115	30
SBA Communications Corp (a)	26,587	4,544
Simon Property Group Inc	562	87	Software - 14.35%
Tanger Factory Outlet Centers Inc	48	1	Activision Blizzard Inc	11,739	792
Taubman Centers Inc	85	5	Adobe Systems Inc (a)	23,984	5,183
		$7,057	ANSYS Inc (a)	15,482	2,426
Retail - 4.77%			athenahealth Inc (a)	126	18
Advance Auto Parts Inc	63	8	Atlassian Corp PLC (a)	290	16
AutoZone Inc (a)	70	45	Black Knight Inc (a)	393	19
Burlington Stores Inc (a)	133	18	Broadridge Financial Solutions Inc	382	42
CarMax Inc (a)	525	33	Cadence Design Systems Inc (a)	903	33
Copart Inc (a)	635	32	CDK Global Inc	422	27
Costco Wholesale Corp	19,960	3,761	Cerner Corp (a)	859	50
Darden Restaurants Inc	381	33	Citrix Systems Inc (a)	458	42
Dick's Sporting Goods Inc	247	9	Dropbox Inc (a)	1,416	44
Dollar General Corp	25,792	2,412	Dun & Bradstreet Corp/The	75	9
Dollar Tree Inc (a)	1,563	148	Electronic Arts Inc (a)	40,100	4,862
Domino's Pizza Inc	133	31	Fidelity National Information Services Inc	780	75
Dunkin' Brands Group Inc	290	17	First Data Corp (a)	1,554	25
Floor & Decor Holdings Inc (a)	109	6	Fiserv Inc (a)	1,514	108
Foot Locker Inc	71	3	Guidewire Software Inc (a)	100	8
Gap Inc/The	141	4	Intuit Inc	42,556	7,378
Genuine Parts Co	183	16	Jack Henry & Associates Inc	259	31
Home Depot Inc/The	3,838	684	Manhattan Associates Inc (a)	289	12
L Brands Inc	161	6	Microsoft Corp	108,035	9,860
Liberty Interactive Corp QVC Group (a)	867	22	MSCI Inc	252	38
Lowe's Cos Inc	3,364	295	Oracle Corp	1,079	49
			Paychex Inc	951	59

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I March 31, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value (000's)	CONVERTIBLE PREFERRED STOCKS
Software (continued)				(continued)	Shares Held	Value (000's)
Red Hat Inc (a)		15,785	$2,360	Internet (continued)
Salesforce.com Inc (a)		65,222	7,585	Uber Technologies Inc 0.00% (a),(b),(c),(d)	12	$—
ServiceNow Inc (a)		7,765	1,284			$1,110
Splunk Inc (a)		407	40	TOTAL CONVERTIBLE PREFERRED STOCKS		$1,110
SS&C Technologies Holdings Inc		538	29	PREFERRED STOCKS - 0.10%	Shares Held	Value (000's)
Synopsys Inc (a)		80	7	Internet - 0.03%
Take-Two Interactive Software Inc (a)		357	35	Flipkart Online Services Pvt Ltd Series G	824	98
Tyler Technologies Inc (a)		105	22	0.00% (a),(b),(c),(d)
Ultimate Software Group Inc/The (a)		81	20
Veeva Systems Inc (a)		355	26	Software - 0.07%
VMware Inc (a)		13,702	1,661	Magic Leap Inc 0.00% (a),(b),(c),(d)	5,653	153
Workday Inc (a)		7,480	950	Magic Leap Inc 0.00% (a),(b),(d)	1,903	51
			$45,225			$204
Telecommunications - 0.45%				TOTAL PREFERRED STOCKS		$302
Arista Networks Inc (a)		165	42
CommScope Holding Co Inc (a)		319	13	Total Investments		$314,526
				Other Assets and Liabilities - 0.23%		$720
LogMeIn Inc		102	12	TOTAL NET ASSETS - 100.00%		$315,246
Motorola Solutions Inc		80	9
Switch Inc		394	6
T-Mobile US Inc (a)		17,201	1,050	(a) Non-income producing security
Verizon Communications Inc		5,674	271	(b)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Zayo Group Holdings Inc (a)		509	17	information.
			$1,420	(c)	The value of these investments was determined using significant
Textiles - 0.00%				unobservable inputs.
Mohawk Industries Inc (a)		20	5	(d)		Fair value of these investments is determined in good faith by the Manager
				under procedures established and periodically reviewed by the Board of
Transportation - 0.48%				Directors. Certain inputs used in the valuation may be unobservable;
CH Robinson Worldwide Inc		429	40	however, each security is evaluated individually for purposes of ASC 820
CSX Corp		1,530	85	which results in not all securities being identified as Level 3 of the fair
Expeditors International of Washington Inc		386	24	value hierarchy. At the end of the period, the fair value of these securities
FedEx Corp		495	119	totaled $1,259 or 0.40% of net assets.
JB Hunt Transport Services Inc		269	32	(e)		Affiliated Security. Security is either an affiliate (and registered under the
Kansas City Southern		6,173	678	Investment Company Act of 1940) or an affiliate as defined by the
Landstar System Inc		155	17	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Old Dominion Freight Line Inc		135	20	outstanding voting shares of the security). Please see affiliated sub-
Union Pacific Corp		2,431	327	schedule for transactional information.
United Parcel Service Inc		1,378	144	(f) Current yield as of reporting period.
XPO Logistics Inc (a)		274	28
			$1,514
Water - 0.19%
American Water Works Co Inc		7,430	610	Portfolio Summary (unaudited)
				Sector		Percent
TOTAL COMMON STOCKS			$304,314	Consumer, Non-cyclical		25.60%
INVESTMENT COMPANIES - 2.79%		Shares Held	Value (000's)	Communications		24.12%
Money Market Funds - 2.79%				Technology		18.92%
Principal Government Money Market Fund		8,799,970	8,800	Industrial		10.58%
1.46%(e),(f)				Financial		8.99%
				Consumer, Cyclical		6.76%
TOTAL INVESTMENT COMPANIES			$8,800	Investment Companies		2.79%
				Basic Materials		1.35%
CONVERTIBLE PREFERRED STOCKS -				Utilities		0.57%
0.35%		Shares Held	Value (000's)	Energy		0.09%
Internet - 0.35%				Other Assets and Liabilities		0.23%
Airbnb Inc - Series D 0.00% (a),(b),(c),(d)		3,936	$461
Airbnb Inc - Series E	0.00% (a),(b),(c),(d)	1,119	131	TOTAL NET ASSETS		100.00%
Dropbox Inc 0.00% (a),(b)		5,485	171
Flipkart Online Services Pvt Ltd Series A		57	5
0.00% (a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C		98	9
0.00% (a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series E		184	16
0.00% (a),(b),(c),(d)
Uber Technologies Inc	0.00% (a),(b),(c),(d)	3,311	114
Uber Technologies Inc	0.00% (a),(b),(c),(d)	9	—
Uber Technologies Inc	0.00% (a),(b),(c),(d)	42	1
Uber Technologies Inc	0.00% (a),(b),(c),(d)	44	2
Uber Technologies Inc	0.00% (a),(b),(c),(d)	1	—
Uber Technologies Inc	0.00% (a),(b),(c),(d)	5,745	198
Uber Technologies Inc	0.00% (a),(b),(c),(d)	25	1
Uber Technologies Inc	0.00% (a),(b),(c),(d)	10	—
Uber Technologies Inc	0.00% (a),(b),(c),(d)	16	1

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$7,803		$17,622	$16,625		$8,800
		$7,803		$17,622	$16,625		$8,800

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$25		$—			$—	$—
	$25		$—			$—	$—

Amounts in thousands

Restricted Securities

Security Name	Acquisition Date		Cost		Value	Percent of Net Assets
Airbnb Inc - Series D		04/16/2014		$160	$461	0.15%
Airbnb Inc - Series E		07/14/2015		104	131	0.04%
Dropbox Inc		01/30/2014		157	171	0.05%
Dropbox Inc		11/07/2014		27	30	0.01%
Flipkart Online Services Pvt Ltd		03/19/2015		19	14	0.00%
Flipkart Online Services Pvt Ltd Series A		03/19/2015		7	5	0.00%
Flipkart Online Services Pvt Ltd Series C		03/19/2015		11	9	0.00%
Flipkart Online Services Pvt Ltd Series E		03/19/2015		21	16	0.01%
Flipkart Online Services Pvt Ltd Series G		12/17/2014		99	98	0.03%
Magic Leap Inc		10/12/2017		51	51	0.02%
Magic Leap Inc		01/20/2016		130	153	0.05%
Uber Technologies Inc	12/05/2014-01/16/2018			192	198	0.06%
Uber Technologies Inc		01/16/2018		2	2	0.00%
Uber Technologies Inc		01/16/2018		1	1	0.00%
Uber Technologies Inc		01/16/2018		—	—	0.00%
Uber Technologies Inc		01/16/2018		—	—	0.00%
Uber Technologies Inc		01/16/2018		1	1	0.00%
Uber Technologies Inc		01/16/2018		—	—	0.00%
Uber Technologies Inc		12/03/2015		162	114	0.04%
Uber Technologies Inc		01/16/2018		4	4	0.00%
Uber Technologies Inc		01/16/2018		1	1	0.00%
Uber Technologies Inc		01/16/2018		—	—	0.00%
Total					$1,460	0.46%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2018	Long	71	$9,383			$(336)
Total						$(336)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2018 (unaudited)

COMMON STOCKS - 96.58%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.11%			Beverages - 1.87%
Interpublic Group of Cos Inc/The	41,443	$954	Brown-Forman Corp - B Shares	28,190	$1,533
Omnicom Group Inc	24,819	1,804	Coca-Cola Co/The	413,827	17,972
		$2,758	Constellation Brands Inc	18,474	4,211
Aerospace & Defense - 2.69%			Dr Pepper Snapple Group Inc	19,375	2,294
Arconic Inc	45,792	1,055	Molson Coors Brewing Co	19,930	1,501
Boeing Co/The	59,627	19,550	Monster Beverage Corp (a)	44,567	2,550
General Dynamics Corp	29,767	6,576	PepsiCo Inc	153,287	16,731
Harris Corp	12,799	2,064			$46,792
L3 Technologies Inc	8,430	1,753	Biotechnology - 2.06%
Lockheed Martin Corp	26,780	9,050	Alexion Pharmaceuticals Inc (a)	23,895	2,663
Northrop Grumman Corp	18,763	6,551	Amgen Inc	72,052	12,283
Raytheon Co	31,097	6,711	Biogen Inc (a)	22,803	6,244
Rockwell Collins Inc	17,670	2,383	Celgene Corp (a)	81,076	7,233
TransDigm Group Inc	5,231	1,606	Gilead Sciences Inc	141,196	10,645
United Technologies Corp	80,170	10,087	Illumina Inc (a)	15,844	3,746
		$67,386	Incyte Corp (a)	18,935	1,578
Agriculture - 1.28%			Regeneron Pharmaceuticals Inc (a)	8,322	2,866
Altria Group Inc	204,845	12,766	Vertex Pharmaceuticals Inc (a)	27,365	4,460
Archer-Daniels-Midland Co	60,280	2,615			$51,718
Philip Morris International Inc	167,407	16,640	Building Materials - 0.35%
		$32,021	Fortune Brands Home & Security Inc	16,380	965
Airlines - 0.49%			Johnson Controls International plc	99,824	3,518
Alaska Air Group Inc	13,258	821	Martin Marietta Materials Inc	6,768	1,403
American Airlines Group Inc	45,391	2,359	Masco Corp	33,781	1,366
Delta Air Lines Inc	70,102	3,842	Vulcan Materials Co	14,279	1,630
Southwest Airlines Co	58,306	3,340			$8,882
United Continental Holdings Inc (a)	26,085	1,812	Chemicals - 1.87%
		$12,174	Air Products & Chemicals Inc	23,598	3,753
Apparel - 0.60%			Albemarle Corp	11,924	1,106
Hanesbrands Inc	38,831	715	CF Industries Holdings Inc	25,141	948
Michael Kors Holdings Ltd (a)	16,392	1,018	DowDuPont Inc	252,220	16,069
NIKE Inc	139,895	9,295	Eastman Chemical Co	15,411	1,627
Ralph Lauren Corp	5,972	668	FMC Corp	14,478	1,109
Under Armour Inc - Class A (a)	19,971	326	International Flavors & Fragrances Inc	8,507	1,165
Under Armour Inc - Class C (a)	19,870	285	LyondellBasell Industries NV	34,872	3,685
VF Corp	35,488	2,630	Monsanto Co	47,511	5,544
		$14,937	Mosaic Co/The	37,785	917
Automobile Manufacturers - 0.48%			PPG Industries Inc	27,428	3,061
Ford Motor Co	420,639	4,661	Praxair Inc	30,948	4,466
General Motors Co	136,109	4,946	Sherwin-Williams Co/The	8,915	3,496
PACCAR Inc	37,939	2,510			$46,946
		$12,117	Commercial Services - 1.74%
Automobile Parts & Equipment - 0.17%			Automatic Data Processing Inc	47,777	5,422
Aptiv PLC	28,653	2,435	Cintas Corp	9,296	1,586
BorgWarner Inc	21,333	1,071	Ecolab Inc	28,020	3,841
Goodyear Tire & Rubber Co/The	25,907	689	Equifax Inc	12,942	1,525
			Gartner Inc (a)	9,789	1,151
		$4,195
Banks - 7.65%			Global Payments Inc	17,153	1,913
			H&R Block Inc	22,533	572
Bank of America Corp	1,031,218	30,926	IHS Markit Ltd (a)	39,022	1,882
Bank of New York Mellon Corp/The	108,839	5,609
BB&T Corp	83,791	4,361	Moody's Corp	17,919	2,890
			Nielsen Holdings PLC	36,135	1,149
Capital One Financial Corp	52,415	5,022	PayPal Holdings Inc (a)	121,598	9,226
Citigroup Inc	277,020	18,699	Quanta Services Inc (a)	16,573	569
Citizens Financial Group Inc	52,530	2,205
Comerica Inc	18,628	1,787	Robert Half International Inc	13,396	775
Fifth Third Bancorp	74,785	2,374	S&P Global Inc	27,368	5,229
			Total System Services Inc	17,826	1,538
Goldman Sachs Group Inc/The	38,079	9,591	United Rentals Inc (a)	9,108	1,573
Huntington Bancshares Inc/OH	118,817	1,794	Verisk Analytics Inc (a)	16,720	1,739
JPMorgan Chase & Co	369,921	40,680
KeyCorp	114,330	2,235	Western Union Co/The	49,505	952
M&T Bank Corp	16,188	2,984			$43,532
Morgan Stanley	148,718	8,025	Computers - 5.52%
Northern Trust Corp	22,933	2,365	Accenture PLC - Class A	66,468	10,203
PNC Financial Services Group Inc/The	50,832	7,688	Apple Inc	546,912	91,761
Regions Financial Corp	121,000	2,248	Cognizant Technology Solutions Corp	63,379	5,102
State Street Corp	39,629	3,952	CSRA Inc	17,669	728
SunTrust Banks Inc	50,477	3,435	DXC Technology Co	30,747	3,091
SVB Financial Group (a)	5,699	1,368	Hewlett Packard Enterprise Co	168,904	2,962
US Bancorp	169,152	8,542	HP Inc	176,499	3,869
Wells Fargo & Co	473,183	24,800	International Business Machines Corp	92,341	14,168
Zions Bancorporation	21,183	1,117	NetApp Inc	28,881	1,782
		$191,807	Seagate Technology PLC	30,702	1,797

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electrical Components & Equipment (continued)
Western Digital Corp	32,072	$2,959	Emerson Electric Co	68,428	$4,674
		$138,422			$7,200
Consumer Products - 0.33%			Electronics - 1.29%
Avery Dennison Corp	9,478	1,007	Agilent Technologies Inc	34,785	2,327
Church & Dwight Co Inc	26,296	1,324	Allegion PLC	10,259	875
Clorox Co/The	13,947	1,857	Amphenol Corp	32,926	2,836
Kimberly-Clark Corp	37,802	4,163	Corning Inc	93,673	2,611
		$8,351	FLIR Systems Inc	14,974	749
Cosmetics & Personal Care - 1.31%			Fortive Corp	33,011	2,559
Colgate-Palmolive Co	94,350	6,763	Garmin Ltd	11,926	703
Coty Inc	50,894	931	Honeywell International Inc	81,057	11,713
Estee Lauder Cos Inc/The	24,204	3,624	Mettler-Toledo International Inc (a)	2,746	1,579
Procter & Gamble Co/The (b)	271,731	21,543	PerkinElmer Inc	11,910	902
		$32,861	TE Connectivity Ltd	37,854	3,782
Distribution & Wholesale - 0.18%			Waters Corp (a)	8,492	1,687
Fastenal Co	31,004	1,692			$32,323
LKQ Corp (a)	33,368	1,266	Engineering & Construction - 0.06%
WW Grainger Inc	5,504	1,554	Fluor Corp	15,080	863
		$4,512	Jacobs Engineering Group Inc	12,980	768
Diversified Financial Services - 3.72%					$1,631
Affiliated Managers Group Inc	5,875	1,114	Environmental Control - 0.23%
Alliance Data Systems Corp	5,200	1,107	Republic Services Inc	24,278	1,608
American Express Co	77,652	7,243	Stericycle Inc (a)	9,220	540
Ameriprise Financial Inc	15,774	2,334	Waste Management Inc	43,004	3,617
BlackRock Inc	13,338	7,225			$5,765
Cboe Global Markets Inc	12,149	1,386	Food - 1.23%
Charles Schwab Corp/The	129,168	6,745	Campbell Soup Co	20,737	898
CME Group Inc	36,687	5,934	Conagra Brands Inc	43,188	1,593
Discover Financial Services	38,240	2,751	General Mills Inc	61,336	2,764
E*TRADE Financial Corp (a)	28,709	1,591	Hershey Co/The	15,183	1,503
Franklin Resources Inc	35,087	1,217	Hormel Foods Corp	29,112	999
Intercontinental Exchange Inc	62,765	4,552	JM Smucker Co/The	12,242	1,518
Invesco Ltd	43,885	1,405	Kellogg Co	26,832	1,744
Mastercard Inc	99,504	17,429	Kraft Heinz Co/The	64,376	4,010
Nasdaq Inc	12,566	1,083	Kroger Co/The	95,001	2,274
Navient Corp	28,351	372	McCormick & Co Inc/MD	13,052	1,389
Raymond James Financial Inc	13,968	1,249	Mondelez International Inc	160,316	6,690
Synchrony Financial	77,027	2,583	Sysco Corp	51,755	3,103
T Rowe Price Group Inc	26,363	2,846	Tyson Foods Inc	32,076	2,348
Visa Inc	194,300	23,242			$30,833
		$93,408	Forest Products & Paper - 0.09%
Electric - 2.67%			International Paper Co	44,510	2,378
AES Corp/VA	71,195	809
Alliant Energy Corp	24,937	1,019	Gas - 0.03%
Ameren Corp	26,153	1,481	NiSource Inc	36,368	870
American Electric Power Co Inc	53,032	3,637
CenterPoint Energy Inc	46,458	1,273	Hand & Machine Tools - 0.14%
CMS Energy Corp	30,441	1,379	Snap-on Inc	6,115	902
Consolidated Edison Inc	33,456	2,608	Stanley Black & Decker Inc	16,528	2,532
Dominion Energy Inc	70,225	4,735			$3,434
DTE Energy Co	19,334	2,018	Healthcare - Products - 3.17%
Duke Energy Corp	75,460	5,846	Abbott Laboratories	187,614	11,242
Edison International	35,118	2,236	Align Technology Inc (a)	7,773	1,952
Entergy Corp	19,483	1,535	Baxter International Inc	53,564	3,484
Eversource Energy	34,156	2,012	Becton Dickinson and Co	28,697	6,219
Exelon Corp	104,017	4,058	Boston Scientific Corp (a)	148,197	4,049
FirstEnergy Corp	48,187	1,639	Cooper Cos Inc/The	5,283	1,209
NextEra Energy Inc	50,701	8,281	Danaher Corp	66,165	6,478
NRG Energy Inc	32,525	993	DENTSPLY SIRONA Inc	24,757	1,245
PG&E Corp	55,507	2,438	Edwards Lifesciences Corp (a)	22,638	3,158
Pinnacle West Capital Corp	12,050	962	Henry Schein Inc (a)	16,568	1,114
PPL Corp	74,809	2,116	Hologic Inc (a)	29,807	1,114
Public Service Enterprise Group Inc	54,409	2,733	IDEXX Laboratories Inc (a)	9,390	1,797
SCANA Corp	15,374	577	Intuitive Surgical Inc (a)	12,103	4,996
Sempra Energy	27,520	3,061	Medtronic PLC	146,078	11,718
Southern Co/The	108,666	4,853	ResMed Inc	15,404	1,517
WEC Energy Group Inc	34,012	2,133	Stryker Corp	34,727	5,588
Xcel Energy Inc	54,762	2,491	Thermo Fisher Scientific Inc	43,306	8,941
		$66,923	Varian Medical Systems Inc (a)	9,841	1,207
Electrical Components & Equipment - 0.29%			Zimmer Biomet Holdings Inc	21,896	2,388
Acuity Brands Inc	4,543	632			$79,416
AMETEK Inc	24,934	1,894

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services - 2.19%			Leisure Products & Services (continued)
Aetna Inc	35,239	$5,955	Harley-Davidson Inc	18,152	$778
Anthem Inc	27,564	6,056	Norwegian Cruise Line Holdings Ltd (a)	22,224	1,177
Centene Corp (a)	18,700	1,999	Royal Caribbean Cruises Ltd	18,432	2,170
Cigna Corp	26,180	4,391			$6,995
DaVita Inc (a)	15,695	1,035	Lodging - 0.43%
Envision Healthcare Corp (a)	13,041	501	Hilton Worldwide Holdings Inc	21,795	1,717
HCA Healthcare Inc	30,173	2,927	Marriott International Inc/MD	32,363	4,401
Humana Inc	14,842	3,990	MGM Resorts International	54,942	1,924
IQVIA Holdings Inc (a)	15,712	1,542	Wyndham Worldwide Corp	10,750	1,230
Laboratory Corp of America Holdings (a)	10,982	1,776	Wynn Resorts Ltd	8,660	1,579
Quest Diagnostics Inc	14,621	1,467			$10,851
UnitedHealth Group Inc	104,300	22,320	Machinery - Construction & Mining - 0.38%
Universal Health Services Inc	9,377	1,110	Caterpillar Inc	64,415	9,493
		$55,069
Home Builders - 0.17%			Machinery - Diversified - 0.63%
DR Horton Inc	36,873	1,616	Cummins Inc	16,787	2,721
Lennar Corp - A Shares	29,433	1,735	Deere & Co	34,899	5,421
PulteGroup Inc	28,409	838	Flowserve Corp	14,098	611
		$4,189	Rockwell Automation Inc	13,774	2,399
Home Furnishings - 0.07%			Roper Technologies Inc	11,082	3,111
Leggett & Platt Inc	14,254	632	Xylem Inc/NY	19,389	1,491
Whirlpool Corp	7,620	1,167			$15,754
		$1,799	Media - 2.36%
Housewares - 0.05%			CBS Corp	37,204	1,912
Newell Brands Inc	52,300	1,333	Charter Communications Inc (a)	20,053	6,241
			Comcast Corp - Class A	499,600	17,071
Insurance - 4.08%			Discovery Inc - Class A (a)	16,773	360
Aflac Inc	84,564	3,701	Discovery Inc - Class C (a)	32,917	643
Allstate Corp/The	38,206	3,622	DISH Network Corp (a)	24,580	931
American International Group Inc	96,896	5,273	News Corp - A Shares	41,282	652
Aon PLC	26,536	3,724	News Corp - B Shares	13,126	211
Arthur J Gallagher & Co	19,555	1,344	Time Warner Inc	84,057	7,950
Assurant Inc	5,657	517	Twenty-First Century Fox Inc - A Shares	113,608	4,168
Berkshire Hathaway Inc - Class B (a)	207,446	41,381	Twenty-First Century Fox Inc - B Shares	47,339	1,722
Brighthouse Financial Inc (a)	10,328	531	Viacom Inc - B Shares	38,039	1,182
Chubb Ltd	50,022	6,841	Walt Disney Co/The	162,077	16,279
Cincinnati Financial Corp	16,084	1,194			$59,322
Everest Re Group Ltd	4,403	1,131	Mining - 0.19%
Hartford Financial Services Group Inc/The	38,478	1,982	Freeport-McMoRan Inc	145,134	2,550
Lincoln National Corp	23,526	1,719	Newmont Mining Corp	57,501	2,247
Loews Corp	29,065	1,445			$4,797
Marsh & McLennan Cos Inc	54,716	4,519	Miscellaneous Manufacturers - 1.83%
MetLife Inc	111,738	5,128	3M Co	64,187	14,090
Progressive Corp/The	62,764	3,824	AO Smith Corp	15,681	997
Prudential Financial Inc	45,487	4,710	Dover Corp	16,646	1,635
Torchmark Corp	11,437	963	Eaton Corp PLC	47,447	3,792
Travelers Cos Inc/The	29,257	4,063	General Electric Co	935,866	12,615
Unum Group	23,851	1,136	Illinois Tool Works Inc	33,134	5,191
Willis Towers Watson PLC	14,242	2,167	Ingersoll-Rand PLC	26,932	2,303
XL Group Ltd	27,692	1,530	Parker-Hannifin Corp	14,340	2,453
		$102,445	Pentair PLC	17,855	1,216
Internet - 8.20%			Textron Inc	28,217	1,664
Alphabet Inc - A Shares (a)	32,172	33,367
Alphabet Inc - C Shares (a)	32,806	33,849			$45,956
Amazon.com Inc (a)	43,309	62,683	Office & Business Equipment - 0.03%
Booking Holdings Inc (a)	5,256	10,935	Xerox Corp	23,059	664
eBay Inc (a)	101,454	4,083
			Oil & Gas - 4.51%
Expedia Group Inc	13,189	1,456	Anadarko Petroleum Corp	58,976	3,563
F5 Networks Inc (a)	6,667	964
Facebook Inc (a)	258,248	41,265	Andeavor	15,249	1,533
Netflix Inc (a)	46,773	13,814	Apache Corp	41,115	1,582
			Cabot Oil & Gas Corp	49,669	1,191
Symantec Corp	66,826	1,727	Chevron Corp	205,899	23,481
TripAdvisor Inc (a)	11,697	478	Cimarex Energy Co	10,286	962
VeriSign Inc (a)	9,004	1,068	Concho Resources Inc (a)	16,067	2,415
		$205,689	ConocoPhillips	126,606	7,506
Investment Companies - 0.03%			Devon Energy Corp	56,707	1,803
Leucadia National Corp	33,793	768	EOG Resources Inc	62,369	6,566
			EQT Corp	26,389	1,254
Iron & Steel - 0.08%			Exxon Mobil Corp	456,720	34,076
Nucor Corp	34,268	2,093	Helmerich & Payne Inc	11,735	781
			Hess Corp	28,867	1,461
Leisure Products & Services - 0.28%			Marathon Oil Corp	91,582	1,477
Carnival Corp	43,760	2,870	Marathon Petroleum Corp	51,134	3,738

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITs (continued)
Newfield Exploration Co (a)	21,528	$526	SBA Communications Corp (a)	12,559	$2,147
Noble Energy Inc	53,052	1,608	Simon Property Group Inc	33,538	5,177
Occidental Petroleum Corp	82,473	5,357	SL Green Realty Corp	9,737	943
Phillips 66	45,255	4,341	UDR Inc	28,904	1,030
Pioneer Natural Resources Co	18,355	3,153	Ventas Inc	38,392	1,901
Range Resources Corp	24,378	354	Vornado Realty Trust	18,635	1,254
Valero Energy Corp	46,691	4,332	Welltower Inc	39,920	2,173
		$113,060	Weyerhaeuser Co	81,403	2,849
Oil & Gas Services - 0.73%					$65,870
Baker Hughes a GE Co	45,551	1,265	Retail - 4.98%
Halliburton Co	94,048	4,414	Advance Auto Parts Inc	7,973	945
National Oilwell Varco Inc	40,963	1,508	AutoZone Inc (a)	2,939	1,907
Schlumberger Ltd	149,170	9,663	Best Buy Co Inc	27,413	1,919
TechnipFMC PLC	47,258	1,392	CarMax Inc (a)	19,495	1,208
		$18,242	Chipotle Mexican Grill Inc (a)	2,650	856
Packaging & Containers - 0.21%			Costco Wholesale Corp	47,329	8,918
Ball Corp	37,731	1,498	Darden Restaurants Inc	13,314	1,135
Packaging Corp of America	10,169	1,146	Dollar General Corp	27,808	2,601
Sealed Air Corp	18,043	772	Dollar Tree Inc (a)	25,555	2,425
WestRock Co	27,496	1,765	Foot Locker Inc	13,067	595
		$5,181	Gap Inc/The	23,480	733
Pharmaceuticals - 5.76%			Genuine Parts Co	15,815	1,421
AbbVie Inc	171,821	16,263	Home Depot Inc/The	125,866	22,434
Allergan PLC	35,605	5,992	Kohl's Corp	18,110	1,186
AmerisourceBergen Corp	17,520	1,510	L Brands Inc	26,471	1,012
Bristol-Myers Squibb Co	175,973	11,130	Lowe's Cos Inc	89,460	7,850
Cardinal Health Inc	33,921	2,126	Macy's Inc	32,854	977
CVS Health Corp	109,353	6,803	McDonald's Corp	85,925	13,437
Eli Lilly & Co	103,921	8,040	Nordstrom Inc	12,600	610
Express Scripts Holding Co (a)	60,830	4,202	O'Reilly Automotive Inc (a)	9,020	2,231
Johnson & Johnson	289,180	37,058	PVH Corp	8,293	1,256
McKesson Corp	22,241	3,133	Ross Stores Inc	41,192	3,212
Merck & Co Inc	290,616	15,830	Starbucks Corp	151,476	8,769
Mylan NV (a)	55,489	2,285	Tapestry Inc	30,706	1,616
Nektar Therapeutics (a)	17,345	1,843	Target Corp	58,590	4,068
Perrigo Co PLC	14,117	1,177	Tiffany & Co	10,984	1,073
Pfizer Inc (b)	641,640	22,772	TJX Cos Inc/The	68,155	5,559
Zoetis Inc	52,523	4,386	Tractor Supply Co	13,488	850
			Ulta Beauty Inc (a)	6,247	1,276
		$144,550
Pipelines - 0.31%			Walgreens Boots Alliance Inc	91,833	6,012
Kinder Morgan Inc/DE	204,497	3,080	Walmart Inc	156,461	13,920
ONEOK Inc	44,261	2,519	Yum! Brands Inc	35,842	3,051
Williams Cos Inc/The	89,174	2,217			$125,062
		$7,816	Savings & Loans - 0.03%
Real Estate - 0.06%			People's United Financial Inc	37,414	698
CBRE Group Inc (a)	32,570	1,538
			Semiconductors - 4.09%
			Advanced Micro Devices Inc (a)	88,789	892
REITs - 2.63%
Alexandria Real Estate Equities Inc	10,911	1,363	Analog Devices Inc	39,859	3,632
American Tower Corp	47,517	6,906	Applied Materials Inc	113,252	6,298
Apartment Investment & Management Co	16,958	691	Broadcom Ltd	44,244	10,426
AvalonBay Communities Inc	14,882	2,447	Intel Corp	504,442	26,271
			IPG Photonics Corp (a)	4,077	952
Boston Properties Inc	16,635	2,050
Crown Castle International Corp	44,695	4,899	KLA-Tencor Corp	16,880	1,840
Digital Realty Trust Inc	22,143	2,333	Lam Research Corp	17,563	3,568
Duke Realty Corp	38,479	1,019	Microchip Technology Inc	25,258	2,308
			Micron Technology Inc (a)	124,636	6,499
Equinix Inc	8,539	3,570
Equity Residential	39,684	2,445	NVIDIA Corp	65,211	15,102
			Qorvo Inc (a)	13,635	961
Essex Property Trust Inc	7,117	1,713
Extra Space Storage Inc	13,584	1,187	QUALCOMM Inc	159,563	8,841
Federal Realty Investment Trust	7,888	916	Skyworks Solutions Inc	19,670	1,972
GGP Inc	68,082	1,393	Texas Instruments Inc	106,039	11,017
HCP Inc	50,599	1,175	Xilinx Inc	27,465	1,984
Host Hotels & Resorts Inc	79,129	1,475			$102,563
Iron Mountain Inc	30,335	997	Shipbuilding - 0.05%
Kimco Realty Corp	45,859	660	Huntington Ingalls Industries Inc	4,893	1,261
Macerich Co/The	11,690	655
Mid-America Apartment Communities Inc	12,246	1,117	Software - 5.98%
Prologis Inc	57,456	3,619	Activision Blizzard Inc	81,769	5,516
Public Storage	16,148	3,236	Adobe Systems Inc (a)	52,987	11,449
Realty Income Corp	30,634	1,585	Akamai Technologies Inc (a)	18,327	1,301
Regency Centers Corp	16,016	945	ANSYS Inc (a)	9,041	1,417
			Autodesk Inc (a)	23,741	2,981

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
CA Inc	33,706	$1,143	Consumer, Non-cyclical	20.94%
Cadence Design Systems Inc (a)	30,489	1,121	Financial	18.20%
Cerner Corp (a)	34,057	1,975	Technology	15.62%
Citrix Systems Inc (a)	13,940	1,294	Communications	13.52%
Electronic Arts Inc (a)	33,062	4,008	Industrial	9.74%
Fidelity National Information Services Inc	35,698	3,438	Consumer, Cyclical	8.02%
Fiserv Inc (a)	44,540	3,176	Energy	5.55%
Intuit Inc	26,224	4,546	Investment Companies	3.31%
Microsoft Corp	829,935	75,748	Utilities	2.76%
Oracle Corp	325,724	14,902	Basic Materials	2.23%
Paychex Inc	34,457	2,122	Other Assets and Liabilities	0.11%
Red Hat Inc (a)	19,078	2,852	TOTAL NET ASSETS	100.00%
Salesforce.com Inc (a)	73,961	8,602
Synopsys Inc (a)	16,032	1,335
Take-Two Interactive Software Inc (a)	12,329	1,206
		$150,132
Telecommunications - 2.85%
AT&T Inc	661,810	23,593
CenturyLink Inc	104,855	1,723
Cisco Systems Inc	519,266	22,271
Juniper Networks Inc	37,055	902
Motorola Solutions Inc	17,461	1,839
Verizon Communications Inc	444,940	21,277
		$71,605
Textiles - 0.06%
Mohawk Industries Inc (a)	6,817	1,583

Toys, Games & Hobbies - 0.06%
Hasbro Inc	12,181	1,027
Mattel Inc	37,071	487
		$1,514
Transportation - 1.59%
CH Robinson Worldwide Inc	15,062	1,411
CSX Corp	95,634	5,328
Expeditors International of Washington Inc	19,031	1,205
FedEx Corp	26,564	6,378
JB Hunt Transport Services Inc	9,226	1,081
Kansas City Southern	11,109	1,220
Norfolk Southern Corp	30,629	4,159
Union Pacific Corp	84,845	11,406
United Parcel Service Inc	74,183	7,764
		$39,952
Water - 0.06%
American Water Works Co Inc	19,244	1,580

TOTAL COMMON STOCKS		$2,423,016
INVESTMENT COMPANIES - 3.31%	Shares Held	Value (000's)
Exchange Traded Funds - 0.16%
iShares Core S&P 500 ETF	15,016	3,985

Money Market Funds - 3.15%
Principal Government Money Market Fund	78,941,672	78,942
1.46%(c),(d)

TOTAL INVESTMENT COMPANIES		$82,927
Total Investments		$2,505,943
Other Assets and Liabilities - 0.11%		$2,770
TOTAL NET ASSETS - 100.00%		$2,508,713

(a)	Non-income producing security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,452 or 0.26% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(d)	Current yield as of reporting period.

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017			Purchases		Sales		March 31, 2018
		Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$46,339			$154,570	$121,967		$78,942
		$46,339			$154,570	$121,967		$78,942

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$149			$—			$—	$—
	$149			$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2018	Long		596		$78,761			$(2,062)
Total								$(2,062)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2018 (unaudited)

COMMON STOCKS - 91.56%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.10%			Beverages - 1.77%
Interpublic Group of Cos Inc/The	3,395	$78	Brown-Forman Corp - B Shares	2,308	$126
Omnicom Group Inc	2,032	148	Coca-Cola Co/The	33,894	1,472
		$226	Constellation Brands Inc	1,514	345
Aerospace & Defense - 2.55%			Dr Pepper Snapple Group Inc	1,588	188
Arconic Inc	3,749	86	Molson Coors Brewing Co	1,632	123
Boeing Co/The	4,884	1,601	Monster Beverage Corp (a)	3,649	209
General Dynamics Corp	2,439	539	PepsiCo Inc	12,554	1,370
Harris Corp	1,049	169			$3,833
L3 Technologies Inc	691	144	Biotechnology - 1.95%
Lockheed Martin Corp	2,194	742	Alexion Pharmaceuticals Inc (a)	1,958	218
Northrop Grumman Corp	1,536	536	Amgen Inc	5,902	1,006
Raytheon Co	2,547	550	Biogen Inc (a)	1,867	511
Rockwell Collins Inc	1,447	195	Celgene Corp (a)	6,641	592
TransDigm Group Inc	428	131	Gilead Sciences Inc	11,564	872
United Technologies Corp	6,565	826	Illumina Inc (a)	1,297	307
		$5,519	Incyte Corp (a)	1,550	129
Agriculture - 1.21%			Regeneron Pharmaceuticals Inc (a)	681	235
Altria Group Inc	16,779	1,046	Vertex Pharmaceuticals Inc (a)	2,240	365
Archer-Daniels-Midland Co	4,936	214			$4,235
Philip Morris International Inc	13,711	1,363	Building Materials - 0.34%
		$2,623	Fortune Brands Home & Security Inc	1,342	79
Airlines - 0.46%			Johnson Controls International plc	8,175	288
Alaska Air Group Inc	1,086	67	Martin Marietta Materials Inc	556	115
American Airlines Group Inc	3,718	193	Masco Corp	2,768	112
Delta Air Lines Inc	5,743	315	Vulcan Materials Co	1,168	134
Southwest Airlines Co	4,776	274			$728
United Continental Holdings Inc (a)	2,137	148	Chemicals - 1.77%
		$997	Air Products & Chemicals Inc	1,932	307
Apparel - 0.56%			Albemarle Corp	977	91
Hanesbrands Inc	3,181	59	CF Industries Holdings Inc	2,058	78
Michael Kors Holdings Ltd (a)	1,342	83	DowDuPont Inc	20,657	1,316
NIKE Inc	11,459	761	Eastman Chemical Co	1,263	133
Ralph Lauren Corp	488	55	FMC Corp	1,186	91
Under Armour Inc - Class A (a)	1,635	27	International Flavors & Fragrances Inc	697	95
Under Armour Inc - Class C (a)	1,627	23	LyondellBasell Industries NV	2,856	302
VF Corp	2,906	215	Monsanto Co	3,890	454
		$1,223	Mosaic Co/The	3,094	75
Automobile Manufacturers - 0.46%			PPG Industries Inc	2,245	250
Ford Motor Co	34,451	382	Praxair Inc	2,534	366
General Motors Co	11,149	405	Sherwin-Williams Co/The	729	286
PACCAR Inc	3,107	206			$3,844
		$993	Commercial Services - 1.64%
Automobile Parts & Equipment - 0.16%			Automatic Data Processing Inc	3,912	444
Aptiv PLC	2,346	199	Cintas Corp	761	130
BorgWarner Inc	1,747	88	Ecolab Inc	2,294	314
Goodyear Tire & Rubber Co/The	2,123	57	Equifax Inc	1,060	125
			Gartner Inc (a)	802	94
		$344
Banks - 7.25%			Global Payments Inc	1,404	157
			H&R Block Inc	1,845	47
Bank of America Corp	84,462	2,533	IHS Markit Ltd (a)	3,197	154
Bank of New York Mellon Corp/The	8,915	459
BB&T Corp	6,864	357	Moody's Corp	1,467	237
			Nielsen Holdings PLC	2,959	94
Capital One Financial Corp	4,292	411	PayPal Holdings Inc (a)	9,959	756
Citigroup Inc	22,690	1,532	Quanta Services Inc (a)	1,359	47
Citizens Financial Group Inc	4,304	181
Comerica Inc	1,527	147	Robert Half International Inc	1,098	63
Fifth Third Bancorp	6,126	195	S&P Global Inc	2,242	428
			Total System Services Inc	1,461	126
Goldman Sachs Group Inc/The	3,118	785	United Rentals Inc (a)	745	129
Huntington Bancshares Inc/OH	9,731	147	Verisk Analytics Inc (a)	1,370	142
JPMorgan Chase & Co	30,299	3,332
KeyCorp	9,365	183	Western Union Co/The	4,054	78
M&T Bank Corp	1,326	244			$3,565
Morgan Stanley	12,182	657	Computers - 5.23%
Northern Trust Corp	1,879	194	Accenture PLC - Class A	5,445	836
PNC Financial Services Group Inc/The	4,165	630	Apple Inc	44,796	7,516
Regions Financial Corp	9,911	184	Cognizant Technology Solutions Corp	5,192	418
State Street Corp	3,247	324	CSRA Inc	1,447	60
SunTrust Banks Inc	4,136	281	DXC Technology Co	2,517	253
SVB Financial Group (a)	466	112	Hewlett Packard Enterprise Co	13,835	243
US Bancorp	13,855	700	HP Inc	14,457	317
Wells Fargo & Co	38,756	2,031	International Business Machines Corp	7,564	1,160
Zions Bancorporation	1,736	92	NetApp Inc	2,366	146
		$15,711	Seagate Technology PLC	2,515	147

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electrical Components & Equipment (continued)
Western Digital Corp	2,625	$242	Emerson Electric Co	5,606	$383
		$11,338			$590
Consumer Products - 0.32%			Electronics - 1.22%
Avery Dennison Corp	777	83	Agilent Technologies Inc	2,848	190
Church & Dwight Co Inc	2,154	108	Allegion PLC	840	72
Clorox Co/The	1,142	152	Amphenol Corp	2,695	232
Kimberly-Clark Corp	3,097	341	Corning Inc	7,671	214
		$684	FLIR Systems Inc	1,226	61
Cosmetics & Personal Care - 1.24%			Fortive Corp	2,703	210
Colgate-Palmolive Co	7,728	554	Garmin Ltd	977	58
Coty Inc	4,168	76	Honeywell International Inc	6,639	959
Estee Lauder Cos Inc/The	1,981	297	Mettler-Toledo International Inc (a)	226	130
Procter & Gamble Co/The	22,257	1,764	PerkinElmer Inc	975	74
		$2,691	TE Connectivity Ltd	3,100	310
Distribution & Wholesale - 0.17%			Waters Corp (a)	697	138
Fastenal Co	2,538	138			$2,648
LKQ Corp (a)	2,732	104	Engineering & Construction - 0.06%
WW Grainger Inc	452	128	Fluor Corp	1,235	71
		$370	Jacobs Engineering Group Inc	1,063	63
Diversified Financial Services - 3.53%					$134
Affiliated Managers Group Inc	482	91	Environmental Control - 0.22%
Alliance Data Systems Corp	426	91	Republic Services Inc	1,989	132
American Express Co	6,359	593	Stericycle Inc (a)	754	44
Ameriprise Financial Inc	1,292	191	Waste Management Inc	3,521	296
BlackRock Inc	1,092	592			$472
Cboe Global Markets Inc	996	114	Food - 1.16%
Charles Schwab Corp/The	10,578	552	Campbell Soup Co	1,698	74
CME Group Inc	3,004	486	Conagra Brands Inc	3,538	131
Discover Financial Services	3,133	225	General Mills Inc	5,022	226
E*TRADE Financial Corp (a)	2,352	130	Hershey Co/The	1,243	123
Franklin Resources Inc	2,875	100	Hormel Foods Corp	2,383	82
Intercontinental Exchange Inc	5,141	373	JM Smucker Co/The	1,003	124
Invesco Ltd	3,593	115	Kellogg Co	2,197	143
Mastercard Inc	8,151	1,428	Kraft Heinz Co/The	5,271	328
Nasdaq Inc	1,029	89	Kroger Co/The	7,782	186
Navient Corp	2,322	30	McCormick & Co Inc/MD	1,069	114
Raymond James Financial Inc	1,143	102	Mondelez International Inc	13,131	548
Synchrony Financial	6,309	211	Sysco Corp	4,238	254
T Rowe Price Group Inc	2,158	233	Tyson Foods Inc	2,626	192
Visa Inc	15,915	1,904			$2,525
		$7,650	Forest Products & Paper - 0.09%
Electric - 2.53%			International Paper Co	3,644	195
AES Corp/VA	5,831	66
Alliant Energy Corp	2,041	83	Gas - 0.03%
Ameren Corp	2,141	121	NiSource Inc	2,978	71
American Electric Power Co Inc	4,343	298
CenterPoint Energy Inc	3,804	104	Hand & Machine Tools - 0.13%
CMS Energy Corp	2,492	113	Snap-on Inc	502	74
Consolidated Edison Inc	2,740	214	Stanley Black & Decker Inc	1,353	207
Dominion Energy Inc	5,751	388			$281
DTE Energy Co	1,583	165	Healthcare - Products - 3.00%
Duke Energy Corp	6,179	479	Abbott Laboratories	15,365	921
Edison International	2,876	183	Align Technology Inc (a)	638	160
Entergy Corp	1,595	126	Baxter International Inc	4,388	285
Eversource Energy	2,797	165	Becton Dickinson and Co	2,349	509
Exelon Corp	8,519	332	Boston Scientific Corp (a)	12,137	332
FirstEnergy Corp	3,945	134	Cooper Cos Inc/The	433	99
NextEra Energy Inc	4,152	678	Danaher Corp	5,419	531
NRG Energy Inc	2,662	81	DENTSPLY SIRONA Inc	2,027	102
PG&E Corp	4,545	200	Edwards Lifesciences Corp (a)	1,855	259
Pinnacle West Capital Corp	987	79	Henry Schein Inc (a)	1,358	91
PPL Corp	6,126	173	Hologic Inc (a)	2,440	91
Public Service Enterprise Group Inc	4,456	224	IDEXX Laboratories Inc (a)	770	147
SCANA Corp	1,258	47	Intuitive Surgical Inc (a)	991	409
Sempra Energy	2,253	251	Medtronic PLC	11,963	960
Southern Co/The	8,899	397	ResMed Inc	1,260	124
WEC Energy Group Inc	2,785	175	Stryker Corp	2,844	458
Xcel Energy Inc	4,484	204	Thermo Fisher Scientific Inc	3,546	732
		$5,480	Varian Medical Systems Inc (a)	807	99
Electrical Components & Equipment - 0.27%			Zimmer Biomet Holdings Inc	1,793	195
Acuity Brands Inc	373	52			$6,504
AMETEK Inc	2,041	155

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services - 2.08%			Leisure Products & Services (continued)
Aetna Inc	2,886	$488	Harley-Davidson Inc	1,486	$64
Anthem Inc	2,258	496	Norwegian Cruise Line Holdings Ltd (a)	1,819	96
Centene Corp (a)	1,531	164	Royal Caribbean Cruises Ltd	1,509	178
Cigna Corp	2,145	360			$573
DaVita Inc (a)	1,286	85	Lodging - 0.41%
Envision Healthcare Corp (a)	1,068	41	Hilton Worldwide Holdings Inc	1,784	141
HCA Healthcare Inc	2,472	240	Marriott International Inc/MD	2,651	360
Humana Inc	1,216	327	MGM Resorts International	4,499	158
IQVIA Holdings Inc (a)	1,286	126	Wyndham Worldwide Corp	881	101
Laboratory Corp of America Holdings (a)	899	145	Wynn Resorts Ltd	708	129
Quest Diagnostics Inc	1,198	120			$889
UnitedHealth Group Inc	8,543	1,828	Machinery - Construction & Mining - 0.36%
Universal Health Services Inc	769	91	Caterpillar Inc	5,275	777
		$4,511
Home Builders - 0.16%			Machinery - Diversified - 0.59%
DR Horton Inc	3,019	132	Cummins Inc	1,375	223
Lennar Corp - A Shares	2,409	142	Deere & Co	2,858	444
PulteGroup Inc	2,327	69	Flowserve Corp	1,154	50
		$343	Rockwell Automation Inc	1,129	197
Home Furnishings - 0.07%			Roper Technologies Inc	907	254
Leggett & Platt Inc	1,167	52	Xylem Inc/NY	1,587	122
Whirlpool Corp	625	95			$1,290
		$147	Media - 2.24%
Housewares - 0.05%			CBS Corp	3,048	157
Newell Brands Inc	4,285	109	Charter Communications Inc (a)	1,644	512
			Comcast Corp - Class A	40,920	1,398
Insurance - 3.87%			Discovery Inc - Class A (a)	1,373	30
Aflac Inc	6,924	303	Discovery Inc - Class C (a)	2,695	53
Allstate Corp/The	3,130	297	DISH Network Corp (a)	2,012	76
American International Group Inc	7,935	432	News Corp - A Shares	3,380	53
Aon PLC	2,174	305	News Corp - B Shares	1,075	17
Arthur J Gallagher & Co	1,601	110	Time Warner Inc	6,884	651
Assurant Inc	464	43	Twenty-First Century Fox Inc - A Shares	9,304	341
Berkshire Hathaway Inc - Class B (a)	16,990	3,389	Twenty-First Century Fox Inc - B Shares	3,876	141
Brighthouse Financial Inc (a)	846	44	Viacom Inc - B Shares	3,115	97
Chubb Ltd	4,097	560	Walt Disney Co/The	13,275	1,333
Cincinnati Financial Corp	1,317	98			$4,859
Everest Re Group Ltd	362	93	Mining - 0.18%
Hartford Financial Services Group Inc/The	3,151	162	Freeport-McMoRan Inc	11,886	209
Lincoln National Corp	1,928	141	Newmont Mining Corp	4,709	184
Loews Corp	2,381	118			$393
Marsh & McLennan Cos Inc	4,483	370	Miscellaneous Manufacturers - 1.74%
MetLife Inc	9,152	420	3M Co	5,257	1,154
Progressive Corp/The	5,139	313	AO Smith Corp	1,285	82
Prudential Financial Inc	3,726	386	Dover Corp	1,365	134
Torchmark Corp	937	79	Eaton Corp PLC	3,885	310
Travelers Cos Inc/The	2,397	333	General Electric Co (b)	76,650	1,033
Unum Group	1,954	93	Illinois Tool Works Inc	2,715	425
Willis Towers Watson PLC	1,165	177	Ingersoll-Rand PLC	2,205	189
XL Group Ltd	2,267	125	Parker-Hannifin Corp	1,175	201
		$8,391	Pentair PLC	1,462	100
Internet - 7.77%			Textron Inc	2,312	136
Alphabet Inc - A Shares (a)	2,634	2,732
Alphabet Inc - C Shares (a)	2,685	2,770			$3,764
Amazon.com Inc (a)	3,546	5,132	Office & Business Equipment - 0.02%
Booking Holdings Inc (a)	431	897	Xerox Corp	1,888	54
eBay Inc (a)	8,311	334
			Oil & Gas - 4.27%
Expedia Group Inc	1,081	119	Anadarko Petroleum Corp	4,829	292
F5 Networks Inc (a)	547	79
Facebook Inc (a)	21,151	3,380	Andeavor	1,249	125
Netflix Inc (a)	3,830	1,131	Apache Corp	3,367	129
			Cabot Oil & Gas Corp	4,069	97
Symantec Corp	5,473	142	Chevron Corp	16,863	1,923
TripAdvisor Inc (a)	957	39	Cimarex Energy Co	842	79
VeriSign Inc (a)	738	88	Concho Resources Inc (a)	1,316	198
		$16,843	ConocoPhillips	10,370	615
Investment Companies - 0.03%			Devon Energy Corp	4,644	148
Leucadia National Corp	2,767	63	EOG Resources Inc	5,107	538
			EQT Corp	2,160	103
Iron & Steel - 0.08%			Exxon Mobil Corp (b)	37,406	2,791
Nucor Corp	2,806	171	Helmerich & Payne Inc	961	64
			Hess Corp	2,365	120
Leisure Products & Services - 0.26%			Marathon Oil Corp	7,500	121
Carnival Corp	3,585	235	Marathon Petroleum Corp	4,189	306

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITs (continued)
Newfield Exploration Co (a)	1,762	$43	SBA Communications Corp (a)	1,029	$176
Noble Energy Inc	4,344	132	Simon Property Group Inc	2,746	424
Occidental Petroleum Corp	6,754	439	SL Green Realty Corp	798	77
Phillips 66	3,707	355	UDR Inc	2,366	84
Pioneer Natural Resources Co	1,503	258	Ventas Inc	3,144	156
Range Resources Corp	1,996	29	Vornado Realty Trust	1,526	103
Valero Energy Corp	3,825	355	Welltower Inc	3,269	178
		$9,260	Weyerhaeuser Co	6,666	233
Oil & Gas Services - 0.69%					$5,394
Baker Hughes a GE Co	3,731	104	Retail - 4.73%
Halliburton Co	7,702	362	Advance Auto Parts Inc	653	77
National Oilwell Varco Inc	3,354	123	AutoZone Inc (a)	242	157
Schlumberger Ltd	12,217	791	Best Buy Co Inc	2,244	157
TechnipFMC PLC	3,869	114	CarMax Inc (a)	1,598	99
		$1,494	Chipotle Mexican Grill Inc (a)	218	71
Packaging & Containers - 0.20%			Costco Wholesale Corp	3,875	730
Ball Corp	3,090	123	Darden Restaurants Inc	1,091	93
Packaging Corp of America	833	94	Dollar General Corp	2,278	213
Sealed Air Corp	1,479	63	Dollar Tree Inc (a)	2,092	199
WestRock Co	2,251	144	Foot Locker Inc	1,071	49
		$424	Gap Inc/The	1,922	60
Pharmaceuticals - 5.46%			Genuine Parts Co	1,295	116
AbbVie Inc	14,072	1,332	Home Depot Inc/The	10,308	1,837
Allergan PLC	2,917	491	Kohl's Corp	1,485	97
AmerisourceBergen Corp	1,435	124	L Brands Inc	2,169	83
Bristol-Myers Squibb Co	14,414	912	Lowe's Cos Inc	7,328	643
Cardinal Health Inc	2,778	174	Macy's Inc	2,689	80
CVS Health Corp	8,955	557	McDonald's Corp	7,037	1,101
Eli Lilly & Co	8,513	659	Nordstrom Inc	1,032	50
Express Scripts Holding Co (a)	4,983	344	O'Reilly Automotive Inc (a)	740	183
Johnson & Johnson	23,684	3,035	PVH Corp	680	103
McKesson Corp	1,823	257	Ross Stores Inc	3,375	263
Merck & Co Inc	23,803	1,296	Starbucks Corp	12,408	718
Mylan NV (a)	4,546	187	Tapestry Inc	2,514	132
Nektar Therapeutics (a)	1,420	151	Target Corp	4,798	333
Perrigo Co PLC	1,156	96	Tiffany & Co	899	88
Pfizer Inc	52,552	1,865	TJX Cos Inc/The	5,583	455
Zoetis Inc	4,301	359	Tractor Supply Co	1,105	70
			Ulta Beauty Inc (a)	513	105
		$11,839
Pipelines - 0.30%			Walgreens Boots Alliance Inc	7,522	493
Kinder Morgan Inc/DE	16,750	252	Walmart Inc	12,816	1,140
ONEOK Inc	3,624	206	Yum! Brands Inc	2,937	250
Williams Cos Inc/The	7,303	182			$10,245
		$640	Savings & Loans - 0.03%
Real Estate - 0.06%			People's United Financial Inc	3,064	57
CBRE Group Inc (a)	2,666	126
			Semiconductors - 3.88%
			Advanced Micro Devices Inc (a)	7,271	73
REITs - 2.49%
Alexandria Real Estate Equities Inc	894	112	Analog Devices Inc	3,264	297
American Tower Corp	3,891	566	Applied Materials Inc	9,276	516
Apartment Investment & Management Co	1,388	57	Broadcom Ltd	3,623	854
AvalonBay Communities Inc	1,219	200	Intel Corp	41,315	2,152
			IPG Photonics Corp (a)	334	78
Boston Properties Inc	1,362	168
Crown Castle International Corp	3,660	401	KLA-Tencor Corp	1,382	151
Digital Realty Trust Inc	1,813	191	Lam Research Corp	1,438	292
Duke Realty Corp	3,151	83	Microchip Technology Inc	2,068	189
			Micron Technology Inc (a)	10,207	532
Equinix Inc	699	292
Equity Residential	3,249	200	NVIDIA Corp	5,341	1,237
			Qorvo Inc (a)	1,117	79
Essex Property Trust Inc	584	141
Extra Space Storage Inc	1,112	97	QUALCOMM Inc	13,068	724
Federal Realty Investment Trust	646	75	Skyworks Solutions Inc	1,612	162
GGP Inc	5,576	114	Texas Instruments Inc	8,685	902
HCP Inc	4,144	96	Xilinx Inc	2,248	162
Host Hotels & Resorts Inc	6,482	121			$8,400
Iron Mountain Inc	2,483	82	Shipbuilding - 0.05%
Kimco Realty Corp	3,755	54	Huntington Ingalls Industries Inc	401	103
Macerich Co/The	957	54
Mid-America Apartment Communities Inc	1,003	91	Software - 5.67%
Prologis Inc	4,705	296	Activision Blizzard Inc	6,696	452
Public Storage	1,321	265	Adobe Systems Inc (a)	4,341	938
Realty Income Corp	2,508	130	Akamai Technologies Inc (a)	1,500	106
Regency Centers Corp	1,311	77	ANSYS Inc (a)	741	116
			Autodesk Inc (a)	1,944	244

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Software (continued)			Portfolio Summary (unaudited)
CA Inc	2,762	$94	Sector	Percent
Cadence Design Systems Inc (a)	2,496	92	Consumer, Non-cyclical	19.83%
Cerner Corp (a)	2,789	162	Financial	17.26%
Citrix Systems Inc (a)	1,142	106	Technology	14.79%
Electronic Arts Inc (a)	2,709	328	Communications	12.82%
Fidelity National Information Services Inc	2,925	282	Industrial	9.25%
Fiserv Inc (a)	3,650	260	Investment Companies	8.05%
Intuit Inc	2,147	372	Consumer, Cyclical	7.61%
Microsoft Corp (b)	67,975	6,204	Energy	5.26%
Oracle Corp	26,679	1,221	Utilities	2.62%
Paychex Inc	2,822	174	Basic Materials	2.12%
Red Hat Inc (a)	1,562	234	Purchased Options	0.91%
Salesforce.com Inc (a)	6,057	704	Other Assets and Liabilities	(0.52)%
Synopsys Inc (a)	1,314	109	TOTAL NET ASSETS	100.00%
Take-Two Interactive Software Inc (a)	1,009	99
		$12,297
Telecommunications - 2.71%
AT&T Inc	54,204	1,932
CenturyLink Inc	8,587	141
Cisco Systems Inc	42,531	1,824
Juniper Networks Inc	3,036	74
Motorola Solutions Inc	1,430	151
Verizon Communications Inc	36,442	1,743
		$5,865
Textiles - 0.06%
Mohawk Industries Inc (a)	559	130

Toys, Games & Hobbies - 0.06%
Hasbro Inc	998	84
Mattel Inc	3,035	40
		$124
Transportation - 1.51%
CH Robinson Worldwide Inc	1,233	115
CSX Corp	7,833	436
Expeditors International of Washington Inc	1,560	99
FedEx Corp	2,175	522
JB Hunt Transport Services Inc	756	89
Kansas City Southern	911	100
Norfolk Southern Corp	2,509	341
Union Pacific Corp	6,949	934
United Parcel Service Inc	6,075	636
		$3,272
Water - 0.06%
American Water Works Co Inc	1,576	129

TOTAL COMMON STOCKS		$198,450
INVESTMENT COMPANIES - 8.05%	Shares Held	Value (000's)
Exchange Traded Funds - 0.67%
iShares Core S&P 500 ETF	5,458	1,449

Money Market Funds - 7.38%
Principal Government Money Market Fund	15,999,250	15,999
1.46%(c),(d)

TOTAL INVESTMENT COMPANIES		$17,448
TOTAL PURCHASED OPTIONS - 0.91%		$1,978
Total Investments		$217,876
Other Assets and Liabilities - (0.52)%		$(1,120)
TOTAL NET ASSETS - 100.00%		$216,756

(a)	Non-income producing security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,428 or 0.66% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(d)	Current yield as of reporting period.

See accompanying notes.

			Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2018 (unaudited)

Affiliated Securities		December 31, 2017			Purchases	Sales			March 31, 2018
			Value		Cost	Proceeds			Value
Principal Government Money Market Fund			$13,672		$21,990	$19,663			$15,999
			$13,672		$21,990	$19,663			$15,999

			Realized Gain/Loss		Realized Gain from				Change in Unrealized
			Income	on Investments	Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund			$44	$—	$			—	$—
			$44	$—	$			—	$—
Amounts in thousands

Options

Purchased Options		Contracts/	Notional			Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	N/A	125	$13	$2,790.00	04/23/2018	$78		$40	$(38)
Put - S&P 500 Index	N/A	50	$5	$2,630.00	04/09/2018	197		121	(76)
Put - S&P 500 Index	N/A	225	$23	$2,700.00	04/23/2018	516		1,766	1,250
Put - S&P 500 Index	N/A	25	$3	$2,590.00	04/16/2018	93		51	(42)
Total						$884		$1,978	$1,094

Written Options		Contracts/	Notional			Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	N/A	125	$13	$2,825.00	04/23/2018	$(144	) $	(18)	$126
Put - S&P 500 Index	N/A	225	$23	$2,660.00	04/23/2018	(368)		(1,226)	(858)
Put - S&P 500 Index	N/A	50	$5	$2,610.00	04/09/2018	(159)		(86)	73
Put - S&P 500 Index	N/A	25	$3	$2,560.00	04/16/2018	(73)		(36)	37
Total						$(744	) $	(1,366)	$(622)

Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date			Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2018			Long	41	$5,418	$			(96)
Total						$			(96)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments LargeCap Value Account March 31, 2018 (unaudited)

COMMON STOCKS - 99.70%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 4.52%			Lodging - 0.38%
General Dynamics Corp	7,169	$1,584	Extended Stay America Inc	27,300	$540
L3 Technologies Inc	8,700	1,809
Lockheed Martin Corp	5,000	1,690	Machinery - Diversified - 1.59%
Raytheon Co	6,310	1,362	Cummins Inc	14,000	2,269
		$6,445
Airlines - 0.66%			Miscellaneous Manufacturers - 0.92%
Copa Holdings SA	7,300	939	Crane Co	14,106	1,308

Apparel - 0.98%			Office & Business Equipment - 0.69%
Michael Kors Holdings Ltd (a)	22,424	1,392	Xerox Corp	34,300	987

Automobile Parts & Equipment - 0.73%			Oil & Gas - 11.33%
Lear Corp	5,580	1,038	Chevron Corp	42,500	4,847
			ConocoPhillips	64,300	3,812
Banks - 14.22%			Exxon Mobil Corp	31,000	2,313
Bank of America Corp	156,200	4,684	Phillips 66	16,200	1,554
Citigroup Inc	12,200	824	Valero Energy Corp	39,100	3,627
Citizens Financial Group Inc	40,300	1,692			$16,153
Comerica Inc	35,300	3,386	Oil & Gas Services - 0.77%
JPMorgan Chase & Co	64,200	7,060	Halliburton Co	23,500	1,103
TCF Financial Corp	51,900	1,184
Wells Fargo & Co	27,500	1,441	Packaging & Containers - 0.44%
		$20,271	Owens-Illinois Inc (a)	29,300	635
Biotechnology - 1.70%
Gilead Sciences Inc	32,100	2,420	Pharmaceuticals - 10.13%
			AbbVie Inc	6,100	577
Chemicals - 1.56%			CVS Health Corp	33,990	2,114
Huntsman Corp	75,900	2,220	Express Scripts Holding Co (a)	25,413	1,756
			Johnson & Johnson	49,550	6,350
Commercial Services - 0.50%			McKesson Corp	5,400	761
ManpowerGroup Inc	6,162	709	Pfizer Inc	81,400	2,889
					$14,447
Computers - 2.04%			Real Estate - 0.64%
DXC Technology Co	7,900	794	CBRE Group Inc (a)	19,400	916
HP Inc	96,380	2,113
		$2,907	REITs - 2.88%
Cosmetics & Personal Care - 2.79%			Liberty Property Trust	18,420	732
Colgate-Palmolive Co	44,210	3,169	Prologis Inc	53,560	3,374
Procter & Gamble Co/The	10,130	803			$4,106
		$3,972	Retail - 6.01%
Diversified Financial Services - 4.85%			Best Buy Co Inc	14,602	1,022
BGC Partners Inc	76,200	1,025	Dollar General Corp	11,419	1,068
Lazard Ltd	48,800	2,565	Gap Inc/The	28,294	883
Mastercard Inc	9,600	1,682	Liberty Interactive Corp QVC Group (a)	43,200	1,087
Synchrony Financial	49,100	1,646	Target Corp	26,859	1,865
		$6,918	Walmart Inc	29,740	2,646
Electric - 4.20%					$8,571
CenterPoint Energy Inc	31,450	862	Semiconductors - 0.80%
Entergy Corp	33,600	2,647	Intel Corp	22,000	1,146
FirstEnergy Corp	23,290	792
NextEra Energy Inc	10,300	1,682	Software - 2.19%
		$5,983	Oracle Corp	38,130	1,744
			VMware Inc (a)	11,400	1,383
Environmental Control - 1.39%
Waste Management Inc	23,587	1,984			$3,127
			Telecommunications - 5.94%
Healthcare - Services - 3.27%			AT&T Inc	15,900	567
Anthem Inc	13,000	2,856	Cisco Systems Inc	140,500	6,026
Cigna Corp	5,300	889	Verizon Communications Inc	39,100	1,870
Humana Inc	3,390	911			$8,463
		$4,656	Transportation - 0.90%
Insurance - 9.77%			Norfolk Southern Corp	9,480	1,287
Aflac Inc	26,720	1,169
American Financial Group Inc/OH	13,900	1,560	TOTAL COMMON STOCKS		$142,146
Berkshire Hathaway Inc - Class B (a)	30,442	6,073	INVESTMENT COMPANIES - 0.28%	Shares Held	Value (000's)
Prudential Financial Inc	18,700	1,936	Money Market Funds - 0.28%
Reinsurance Group of America Inc	6,100	939	Principal Government Money Market Fund	401,868	402
Unum Group	47,400	2,257	1.46%(b),(c)
		$13,934
Iron & Steel - 0.91%			TOTAL INVESTMENT COMPANIES		$402
Nucor Corp	13,700	837	Total Investments		$142,548
Reliance Steel & Aluminum Co	5,400	463	Other Assets and Liabilities - 0.02%		$27
		$1,300	TOTAL NET ASSETS - 100.00%		$142,575

See accompanying notes.

Schedule of Investments
LargeCap Value Account
March 31, 2018 (unaudited)

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield as of reporting period.

Portfolio Summary (unaudited)
Sector		Percent
Financial		32.36%
Consumer, Non-cyclical		18.39%
Energy		12.10%
Industrial		9.76%
Consumer, Cyclical		8.76%
Communications		5.94%
Technology		5.72%
Utilities		4.20%
Basic Materials		2.47%
Investment Companies		0.28%
Other Assets and Liabilities		0.02%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$930		$4,622	$5,150		$402
		$930		$4,622	$5,150		$402

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	2		$—			$—	$—
	$2		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments MidCap Account March 31, 2018 (unaudited)

COMMON STOCKS - 99.87%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.66%			Lodging - 0.75%
TransDigm Group Inc	68,187	$20,929	Hilton Worldwide Holdings Inc	54,794	$4,316

Banks - 1.39%			Machinery - Diversified - 2.28%
First Republic Bank/CA	34,541	3,199	Roper Technologies Inc	46,430	13,032
M&T Bank Corp	25,784	4,753
		$7,952	Media - 5.31%
Beverages - 0.44%			Liberty Broadband Corp - A Shares (a)	26,829	2,275
Brown-Forman Corp - B Shares	46,631	2,537	Liberty Broadband Corp - C Shares (a)	78,826	6,755
			Liberty Global PLC - A Shares (a)	17,556	550
Building Materials - 2.84%			Liberty Global PLC - C Shares (a)	235,841	7,177
Martin Marietta Materials Inc	50,065	10,379	Liberty Media Corp-Liberty Braves - A Shares	6,136	139
			(a)
Vulcan Materials Co	51,418	5,870
		$16,249	Liberty Media Corp-Liberty Braves - C Shares	22,134	505
			(a)
Chemicals - 4.36%
Air Products & Chemicals Inc	89,944	14,304	Liberty Media Corp-Liberty Formula One - A	17,905	524
Axalta Coating Systems Ltd (a)	5,747	174	Shares (a)
Sherwin-Williams Co/The	26,692	10,466	Liberty Media Corp-Liberty Formula One - C	182,197	5,621
			Shares (a)
		$24,944
			Liberty Media Corp-Liberty SiriusXM - A	39,220	1,612
Commercial Services - 14.01%			Shares (a)
AMERCO	8,783	3,031
			Liberty Media Corp-Liberty SiriusXM - C
Brookfield Business Partners LP	17,461	629	Shares (a)	128,566	5,252
Ecolab Inc	25,941	3,556
Gartner Inc (a)	87,281	10,266			$30,410
IHS Markit Ltd (a)	205,271	9,902	Miscellaneous Manufacturers - 1.30%
			Colfax Corp (a)	233,276	7,442
Macquarie Infrastructure Corp	73,168	2,702
Moody's Corp	119,151	19,219
S&P Global Inc	75,366	14,399	Private Equity - 6.45%
TransUnion (a)	104,069	5,909	Brookfield Asset Management Inc	675,363	26,339
Verisk Analytics Inc (a)	101,668	10,574	Kennedy-Wilson Holdings Inc	103,787	1,806
		$80,187	KKR & Co LP	226,705	4,602
Distribution & Wholesale - 1.31%			Onex Corp	58,527	4,203
Fastenal Co	55,346	3,021			$36,950
HD Supply Holdings Inc (a)	69,585	2,640	Real Estate - 3.27%
KAR Auction Services Inc	33,833	1,834	Brookfield Property Partners LP	87,525	1,680
			CBRE Group Inc (a)	244,442	11,543
		$7,495	Howard Hughes Corp/The (a)	39,607	5,510
Diversified Financial Services - 1.95%
FNF Group	278,296	11,137			$18,733
			REITs - 5.67%
Electric - 2.37%			Equinix Inc	16,655	6,964
Brookfield Infrastructure Partners LP	267,430	11,136	Forest City Realty Trust Inc	102,300	2,072
			SBA Communications Corp (a)	136,934	23,405
Brookfield Renewable Partners LP	78,358	2,439
		$13,575			$32,441
Entertainment - 0.89%			Retail - 14.30%
Live Nation Entertainment Inc (a)	120,522	5,079	CarMax Inc (a)	238,489	14,772
			Copart Inc (a)	174,022	8,863
			Dollar General Corp	39,211	3,668
Healthcare - Products - 1.50%			Dollar Tree Inc (a)	102,041	9,684
DENTSPLY SIRONA Inc	170,556	8,581	O'Reilly Automotive Inc (a)	66,351	16,414
Home Builders - 1.30%			Restaurant Brands International Inc	253,481	14,428
Lennar Corp - A Shares	80,794	4,762	Ross Stores Inc	179,737	14,016
Lennar Corp - B Shares	1,475	70			$81,845
NVR Inc (a)	941	2,635	Semiconductors - 1.48%
		$7,467	Microchip Technology Inc	92,454	8,447
Insurance - 11.38%
Alleghany Corp	2,021	1,242	Software - 6.71%
Aon PLC	145,591	20,431	Autodesk Inc (a)	109,174	13,710
Arch Capital Group Ltd (a)	70,303	6,017	Black Knight Inc (a)	126,123	5,940
Brown & Brown Inc	182,320	4,638	CDK Global Inc	40,491	2,565
Loews Corp	90,306	4,491	Fidelity National Information Services Inc	65,420	6,300
Markel Corp (a)	17,173	20,097	Intuit Inc	43,836	7,599
Progressive Corp/The	115,590	7,043	MSCI Inc	15,337	2,292
Trisura Group Ltd (a)	4,276	85			$38,406
White Mountains Insurance Group Ltd	1,316	1,082	Telecommunications - 1.61%
			EchoStar Corp (a)	22,597	1,192
		$65,126	GCI Liberty Inc (a)	91,459	4,835
Internet - 2.06%
Liberty Expedia Holdings Inc (a)	44,203	1,737	Motorola Solutions Inc	30,300	3,191
VeriSign Inc (a)	84,972	10,074			$9,218
		$11,811	Textiles - 1.25%
			Mohawk Industries Inc (a)	30,889	7,173
Investment Companies - 0.03%
Leucadia National Corp	8,843	201
			TOTAL COMMON STOCKS		$571,683

See accompanying notes.

Schedule of Investments
MidCap Account
March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 0.03%	Shares Held	Value (000's)
Money Market Funds - 0.03%
Principal Government Money Market Fund	145,203	$145
1.46%(b),(c)

TOTAL INVESTMENT COMPANIES		$145
Total Investments		$571,828
Other Assets and Liabilities - 0.10%		$544
TOTAL NET ASSETS - 100.00%		$572,372

(a) Non-income producing security
(b)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c) Current yield as of reporting period.

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.14%
Consumer, Cyclical		19.80%
Consumer, Non-cyclical		15.95%
Industrial		10.08%
Communications		8.98%
Technology		8.19%
Basic Materials		4.36%
Utilities		2.37%
Investment Companies		0.03%
Other Assets and Liabilities		0.10%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value	Cost		Proceeds		Value
Principal Government Money Market Fund		$1,423		$9,782	$11,060		$145
		$1,423		$9,782	$11,060		$145

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$4		$—			$—	$—
	$4		$—			$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Multi-Asset Income Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 101.16%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 94.65%
Global Diversified Income Fund (a)	10,092	$139,881
Global Real Estate Securities Fund (a)	2,078	19,470
High Yield Fund (a)	6,413	46,556
International Fund I (a)	1,256	21,547
Preferred Securities Fund (a)	4,606	46,701
Real Estate Debt Income Fund (a)	2,228	20,921
		$295,076
Principal Funds, Inc. Institutional Class - 6.51%
Equity Income Fund (a)	663	20,295

TOTAL INVESTMENT COMPANIES		$315,371
Total Investments		$315,371
Other Assets and Liabilities - (1.16)%		$(3,630)
TOTAL NET ASSETS - 100.00%		$311,741

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Specialty Funds		44.87%
Fixed Income Funds		36.62%
International Equity Funds		13.16%
Domestic Equity Funds		6.51%
Other Assets and Liabilities		(1.16)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	March 31, 2018
		Value	Cost	Proceeds	Value
Equity Income Fund		$17,588	$3,350	$77	$20,295
Global Diversified Income Fund		118,272	24,675	548	139,881
Global Real Estate Securities Fund		16,575	3,198	74	19,470
High Yield Fund		39,385	8,450	185	46,556
International Fund I		18,280	3,353	79	21,547
Preferred Securities Fund		39,532	8,383	185	46,701
Real Estate Debt Income Fund		17,458	3,839	86	20,921
		$267,090	$55,248	$1,234	$315,371

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Equity Income Fund	$102	$—	$—	$(566)
Global Diversified Income Fund	1,410	—	—	(2,518)
Global Real Estate Securities Fund	54	—	—	(229)
High Yield Fund	591	—	—	(1,094)
International Fund I	—	—	—	(7)
Preferred Securities Fund	523	—	—	(1,029)
Real Estate Debt Income Fund	171	—	—	(290)
	$2,851	$—	$—	$(5,733)

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2018 (unaudited)

COMMON STOCKS - 98.54%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.83%			Food (continued)
Boeing Co/The	3,707	$1,216	McCormick & Co Inc/MD	12,210	$1,299
Northrop Grumman Corp	10,808	3,773	Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	825	—
Teledyne Technologies Inc (a)	5,232	979	Tyson Foods Inc	17,881	1,309
		$5,968			$2,746
Airlines - 0.76%			Hand & Machine Tools - 0.76%
Alaska Air Group Inc	19,183	1,189	Snap-on Inc	8,041	1,186

Apparel - 1.08%			Healthcare - Products - 5.57%
Deckers Outdoor Corp (a)	9,502	856	Abbott Laboratories	14,577	874
NIKE Inc	12,393	823	Becton Dickinson and Co	7,436	1,611
		$1,679	Bio-Techne Corp	4,539	686
Automobile Manufacturers - 0.67%			Edwards Lifesciences Corp (a)	10,534	1,470
PACCAR Inc	15,695	1,039	Medtronic PLC	18,863	1,513
			Thermo Fisher Scientific Inc	8,783	1,813
Automobile Parts & Equipment - 0.93%			Varian Medical Systems Inc (a)	5,751	705
Adient PLC	10,592	633			$8,672
Autoliv Inc	5,544	809	Healthcare - Services - 1.23%
		$1,442	UnitedHealth Group Inc	7,180	1,537
Banks - 9.42%			Universal Health Services Inc	3,228	382
East West Bancorp Inc	26,839	1,678			$1,919
Goldman Sachs Group Inc/The	4,231	1,066	Insurance - 0.81%
JPMorgan Chase & Co	52,421	5,765	Chubb Ltd	9,182	1,256
PNC Financial Services Group Inc/The	30,761	4,652
US Bancorp	29,787	1,504	Internet - 7.24%
		$14,665	Alphabet Inc - A Shares (a)	2,236	2,319
Beverages - 3.22%			Alphabet Inc - C Shares (a)	1,832	1,890
Brown-Forman Corp - B Shares	7,593	413	Amazon.com Inc (a)	2,728	3,948
Dr Pepper Snapple Group Inc	19,802	2,344	Booking Holdings Inc (a)	467	972
PepsiCo Inc	20,631	2,252	Facebook Inc (a)	13,455	2,150
		$5,009			$11,279
Biotechnology - 1.86%			Iron & Steel - 0.37%
Biogen Inc (a)	5,866	1,606	Reliance Steel & Aluminum Co	6,781	581
Gilead Sciences Inc	17,212	1,298
		$2,904	Machinery - Diversified - 1.28%
Chemicals - 2.91%			Deere & Co	8,569	1,331
Albemarle Corp	11,058	1,025	Roper Technologies Inc	2,366	664
DowDuPont Inc	15,728	1,002			$1,995
FMC Corp	13,955	1,069	Media - 3.18%
HB Fuller Co	28,853	1,435	Comcast Corp - Class A	63,479	2,169
		$4,531	Nexstar Media Group Inc	13,894	924
Commercial Services - 1.09%			Sirius XM Holdings Inc	138,788	866
Aaron's Inc	20,554	958	Walt Disney Co/The	9,882	993
PayPal Holdings Inc (a)	9,750	740			$4,952
		$1,698	Miscellaneous Manufacturers - 0.60%
Computers - 4.00%			3M Co	4,234	929
Apple Inc	37,149	6,233
			Oil & Gas - 4.61%
Cosmetics & Personal Care - 0.74%			Chevron Corp	15,807	1,803
Procter & Gamble Co/The	14,509	1,150	Cimarex Energy Co	22,771	2,129
			Exxon Mobil Corp	26,382	1,968
Distribution & Wholesale - 1.26%			Valero Energy Corp	13,835	1,284
KAR Auction Services Inc	30,013	1,627			$7,184
Pool Corp	2,257	330	Oil & Gas Services - 0.87%
		$1,957	Schlumberger Ltd	20,868	1,352
Diversified Financial Services - 4.41%
Ameriprise Financial Inc	15,304	2,264	Pharmaceuticals - 4.02%
Charles Schwab Corp/The	26,534	1,386	Bristol-Myers Squibb Co	16,231	1,026
Discover Financial Services	29,326	2,109	Johnson & Johnson	17,329	2,221
FNF Group	27,663	1,107	Merck & Co Inc	23,832	1,298
		$6,866	Pfizer Inc	48,320	1,715
Electric - 2.88%					$6,260
NextEra Energy Inc	15,062	2,460	REITs - 3.01%
Xcel Energy Inc	44,467	2,022	Alexandria Real Estate Equities Inc	17,249	2,154
		$4,482	American Tower Corp	12,142	1,765
Electronics - 0.47%			Host Hotels & Resorts Inc	40,947	763
Waters Corp (a)	3,686	732			$4,682
			Retail - 3.21%
Environmental Control - 0.90%			Chipotle Mexican Grill Inc (a)	1,046	338
Waste Connections Inc	19,492	1,398	Costco Wholesale Corp	7,213	1,359
			Home Depot Inc/The	7,880	1,405
Food - 1.76%			Lululemon Athletica Inc (a)	11,763	1,048
Kroger Co/The	5,760	138

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Retail (continued)			Sector	Percent
Starbucks Corp	14,622	$846	Consumer, Non-cyclical	19.49%
		$4,996	Financial	18.16%
Savings & Loans - 0.51%			Technology	16.93%
Washington Federal Inc	22,791	789	Communications	14.33%
			Consumer, Cyclical	9.13%
Semiconductors - 4.18%			Industrial	8.86%
Applied Materials Inc	13,336	742	Energy	5.48%
Broadcom Ltd	3,991	941	Basic Materials	3.28%
Lam Research Corp	4,800	975	Utilities	2.88%
Microchip Technology Inc	35,731	3,264	Investment Companies	1.45%
NVIDIA Corp	2,571	595	Other Assets and Liabilities	0.01%
		$6,517	TOTAL NET ASSETS	100.00%
Software - 8.75%
Adobe Systems Inc (a)	8,376	1,810
Black Knight Inc (a)	29,940	1,410
Fair Isaac Corp (a)	4,953	839
Fidelity National Information Services Inc	14,488	1,395
Microsoft Corp	70,750	6,458
Omnicell Inc (a)	14,570	632
Oracle Corp	6,579	301
Red Hat Inc (a)	5,284	790
		$13,635
Telecommunications - 3.91%
AT&T Inc	37,286	1,329
Cisco Systems Inc	78,283	3,358
T-Mobile US Inc (a)	12,786	780
Verizon Communications Inc	13,060	625
		$6,092
Toys, Games & Hobbies - 1.22%
Hasbro Inc	22,650	1,909

Transportation - 1.02%
Expeditors International of Washington Inc	8,764	555
Union Pacific Corp	7,739	1,040
		$1,595
TOTAL COMMON STOCKS		$153,468
INVESTMENT COMPANIES - 1.45%	Shares Held	Value (000's)
Money Market Funds - 1.45%
Principal Government Money Market Fund	2,265,961	2,266
1.46%(d),(e)

TOTAL INVESTMENT COMPANIES		$2,266
Total Investments		$155,734
Other Assets and Liabilities - 0.01%		$15
TOTAL NET ASSETS - 100.00%		$155,749

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield as of reporting period.

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$3,795		$12,576	$14,105		$2,266
		$3,795		$12,576	$14,105		$2,266

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$9		$—			$—	$—
	$9		$—			$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2010 Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 30.12%
Blue Chip Fund (a)	48,444	$1,060
Diversified Real Asset Fund (a)	97,509	1,119
Global Diversified Income Fund (a)	254,575	3,528
Global Multi-Strategy Fund (a)	191,478	2,127
International Small Company Fund (a)	51,275	652
LargeCap Growth Fund I (a)	71,953	1,092
MidCap Fund (a)	35,648	967
MidCap Value Fund III (a)	32,618	669
SmallCap Growth Fund I (a)	23,726	338
SmallCap Value Fund II (a)	23,897	308
		$11,860
Principal Funds, Inc. Institutional Class - 36.79%
Bond Market Index Fund (a)	310,064	3,336
Diversified International Fund (a)	140,061	1,932
Equity Income Fund (a)	32,314	989
Global Opportunities Fund (a)	108,443	1,353
Inflation Protection Fund (a)	239,090	2,025
LargeCap S&P 500 Index Fund (a)	115,860	2,013
LargeCap Value Fund III (a)	57,806	956
Overseas Fund (a)	168,432	1,883
		$14,487
Principal Variable Contracts Funds, Inc. Class 1 - 33.10%
Core Plus Bond Account (a)	607,839	6,784
Short-Term Income Account (a)	2,460,628	6,250
		$13,034
TOTAL INVESTMENT COMPANIES		$39,381
Total Investments		$39,381
Other Assets and Liabilities - (0.01)%		$(5)
TOTAL NET ASSETS - 100.00%		$39,376

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	46.71%
Domestic Equity Funds	21.31%
Specialty Funds	17.20%
International Equity Funds	14.79%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2010 Account
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$1,070	$27	$74	$1,060
Bond Market Index Fund	3,748	100	453	3,336
Core Plus Bond Account	7,293	237	624	6,784
Diversified International Fund	2,033	53	139	1,932
Diversified Real Asset Fund	1,189	31	85	1,119
Equity Income Fund	1,058	32	73	989
Global Diversified Income Fund	3,753	153	304	3,528
Global Multi-Strategy Fund	2,143	101	83	2,127
Global Opportunities Fund	1,432	39	107	1,353
Inflation Protection Fund	2,159	73	191	2,025
International Small Company Fund	679	17	45	652
LargeCap Growth Fund I	1,082	27	75	1,092
LargeCap S&P 500 Index Fund	2,124	56	152	2,013
LargeCap Value Fund III	1,025	27	74	956
MidCap Fund	1,015	26	69	967
MidCap Value Fund III	734	19	52	669
Overseas Fund	2,013	53	140	1,883
Short-Term Income Account	6,616	214	555	6,250
SmallCap Growth Fund I	344	9	24	338
SmallCap Value Fund II	329	9	23	308
	$41,839	$1,303	$3,342	$39,381

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$—	$8	$—	$29
Bond Market Index Fund		—	(6)	—	(53)
Core Plus Bond Account		—	(7)	—	(115)
Diversified International Fund		—	(6)	—	(9)
Diversified Real Asset Fund		—	—	—	(16)
Equity Income Fund		5	—	—	(28)
Global Diversified Income Fund		41	—	—	(74)
Global Multi-Strategy Fund		—	—	—	(34)
Global Opportunities Fund		—	1	—	(12)
Inflation Protection Fund		—	2	—	(18)
International Small Company Fund		—	—	—	1
LargeCap Growth Fund I		—	3	—	55
LargeCap S&P 500 Index Fund		—	—	—	(15)
LargeCap Value Fund III		—	—	—	(22)
MidCap Fund		—	9	—	(14)
MidCap Value Fund III		—	(1)	—	(31)
Overseas Fund		—	2	—	(45)
Short-Term Income Account		—	—	—	(25)
SmallCap Growth Fund I		—	1	—	8
SmallCap Value Fund II		—	—	—	(7)
		$46	$6	$—	$(425)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.30%
Blue Chip Fund (a)	364,493	$7,972
Diversified Real Asset Fund (a)	422,641	4,852
Global Diversified Income Fund (a)	925,095	12,822
Global Multi-Strategy Fund (a)	796,886	8,853
International Small Company Fund (a)	379,144	4,819
LargeCap Growth Fund I (a)	539,786	8,194
MidCap Fund (a)	256,193	6,945
MidCap Value Fund III (a)	244,555	5,018
SmallCap Growth Fund I (a)	178,727	2,547
SmallCap Value Fund II (a)	180,650	2,327
		$64,349
Principal Funds, Inc. Institutional Class - 44.51%
Bond Market Index Fund (a)	1,131,483	12,175
Diversified International Fund (a)	1,034,268	14,262
Equity Income Fund (a)	243,246	7,446
Global Opportunities Fund (a)	785,976	9,809
Inflation Protection Fund (a)	769,165	6,515
LargeCap S&P 500 Index Fund (a)	842,798	14,639
LargeCap Value Fund III (a)	438,115	7,246
Overseas Fund (a)	1,246,124	13,932
		$86,024
Principal Variable Contracts Funds, Inc. Class 1 - 22.19%
Core Plus Bond Account (a)	2,790,826	31,146
Short-Term Income Account (a)	4,622,829	11,742
		$42,888
TOTAL INVESTMENT COMPANIES		$193,261
Total Investments		$193,261
Other Assets and Liabilities - 0.00%		$(6)
TOTAL NET ASSETS - 100.00%		$193,255

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	32.25%
Fixed Income Funds	31.86%
International Equity Funds	22.16%
Specialty Funds	13.73%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2020 Account
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$7,851	$177	$315	$7,972
Bond Market Index Fund	12,921	329	873	12,175
Core Plus Bond Account	32,293	835	1,445	31,146
Diversified International Fund	14,617	335	576	14,262
Diversified Real Asset Fund	5,033	126	238	4,852
Equity Income Fund	7,755	214	312	7,446
Global Diversified Income Fund	13,196	505	618	12,822
Global Multi-Strategy Fund	8,864	356	226	8,853
Global Opportunities Fund	10,107	245	447	9,809
Inflation Protection Fund	6,682	189	309	6,515
International Small Company Fund	4,893	108	185	4,819
LargeCap Growth Fund I	7,938	177	335	8,194
LargeCap S&P 500 Index Fund	15,039	348	626	14,639
LargeCap Value Fund III	7,555	177	312	7,246
MidCap Fund	7,101	164	282	6,945
MidCap Value Fund III	5,349	126	216	5,018
Overseas Fund	14,486	335	575	13,932
Short-Term Income Account	11,984	363	558	11,742
SmallCap Growth Fund I	2,526	58	99	2,547
SmallCap Value Fund II	2,422	58	100	2,327
	$198,612	$5,225	$8,647	$193,261

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$—	$3	$—	$256
Bond Market Index Fund		—	(4)	—	(198)
Core Plus Bond Account		—	(3)	—	(534)
Diversified International Fund		—	2	—	(116)
Diversified Real Asset Fund		—	(1)	—	(68)
Equity Income Fund		38	(1)	—	(210)
Global Diversified Income Fund		144	(1)	—	(260)
Global Multi-Strategy Fund		—	—	—	(141)
Global Opportunities Fund		—	—	—	(96)
Inflation Protection Fund		—	—	—	(47)
International Small Company Fund		—	—	—	3
LargeCap Growth Fund I		—	4	—	410
LargeCap S&P 500 Index Fund		—	(3)	—	(119)
LargeCap Value Fund III		—	(2)	—	(172)
MidCap Fund		—	—	—	(38)
MidCap Value Fund III		—	(1)	—	(240)
Overseas Fund		—	—	—	(314)
Short-Term Income Account		—	—	—	(47)
SmallCap Growth Fund I		—	—	—	62
SmallCap Value Fund II		—	(1)	—	(52)
		$182	$(8)	$—	$(1,921)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 37.03%
Blue Chip Fund (a)	196,163	$4,290
Diversified Real Asset Fund (a)	324,362	3,724
Global Diversified Income Fund (a)	515,487	7,145
Global Multi-Strategy Fund (a)	524,131	5,823
International Emerging Markets Fund (a)	32,399	987
International Small Company Fund (a)	373,829	4,751
LargeCap Growth Fund I (a)	828,575	12,578
MidCap Fund (a)	262,939	7,128
MidCap Value Fund III (a)	262,815	5,393
Origin Emerging Markets Fund (a)	79,950	1,024
SmallCap Growth Fund I (a)	187,734	2,675
SmallCap Value Fund II (a)	190,655	2,456
		$57,974
Principal Funds, Inc. Institutional Class - 51.35%
Bond Market Index Fund (a)	774,200	8,330
Diversified International Fund (a)	1,019,271	14,056
Equity Income Fund (a)	127,150	3,892
Global Opportunities Fund (a)	821,371	10,251
Inflation Protection Fund (a)	373,799	3,166
LargeCap S&P 500 Index Fund (a)	897,024	15,581
LargeCap Value Fund III (a)	681,939	11,279
Overseas Fund (a)	1,237,256	13,833
		$80,388
Principal Variable Contracts Funds, Inc. Class 1 - 11.62%
Core Plus Bond Account (a)	1,629,471	18,185

TOTAL INVESTMENT COMPANIES		$156,547
Total Investments		$156,547
Other Assets and Liabilities - 0.00%		$(6)
TOTAL NET ASSETS - 100.00%		$156,541

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	41.69%
International Equity Funds	28.69%
Fixed Income Funds	18.96%
Specialty Funds	10.66%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2030 Account
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$4,053	$176	$71	$4,290
Bond Market Index Fund	8,355	383	277	8,330
Core Plus Bond Account	17,902	969	385	18,185
Diversified International Fund	13,802	636	259	14,056
Diversified Real Asset Fund	3,678	187	89	3,724
Equity Income Fund	3,879	196	72	3,892
Global Diversified Income Fund	6,987	453	152	7,145
Global Multi-Strategy Fund	5,522	440	45	5,823
Global Opportunities Fund	10,084	483	207	10,251
Inflation Protection Fund	3,094	157	64	3,166
International Emerging Markets Fund	937	41	16	987
International Small Company Fund	4,629	206	85	4,751
LargeCap Growth Fund I	11,662	528	218	12,578
LargeCap S&P 500 Index Fund	15,307	707	292	15,581
LargeCap Value Fund III	11,241	528	217	11,279
MidCap Fund	6,979	322	133	7,128
MidCap Value Fund III	5,496	258	105	5,393
Origin Emerging Markets Fund	961	41	17	1,024
Overseas Fund	13,770	640	262	13,833
SmallCap Growth Fund I	2,544	116	48	2,675
SmallCap Value Fund II	2,443	116	47	2,456
	$153,325	$7,583	$3,061	$156,547

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$—	$—	$—	$132
Bond Market Index Fund		—	(1)	—	(130)
Core Plus Bond Account		—	—	—	(301)
Diversified International Fund		—	—	—	(123)
Diversified Real Asset Fund		—	—	—	(52)
Equity Income Fund		20	—	—	(111)
Global Diversified Income Fund		79	—	—	(143)
Global Multi-Strategy Fund		—	—	—	(94)
Global Opportunities Fund		—	—	—	(109)
Inflation Protection Fund		—	—	—	(21)
International Emerging Markets Fund		—	—	—	25
International Small Company Fund		—	1	—	—
LargeCap Growth Fund I		—	1	—	605
LargeCap S&P 500 Index Fund		—	1	—	(142)
LargeCap Value Fund III		—	1	—	(274)
MidCap Fund		—	1	—	(41)
MidCap Value Fund III		—	—	—	(256)
Origin Emerging Markets Fund		—	—	—	39
Overseas Fund		—	—	—	(315)
SmallCap Growth Fund I		—	—	—	63
SmallCap Value Fund II		—	—	—	(56)
		$99	$4	$—	$(1,304)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2040 Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 32.08%
Blue Chip Fund (a)	98,252	$2,149
International Emerging Markets Fund (a)	31,501	960
International Small Company Fund (a)	185,008	2,351
LargeCap Growth Fund I (a)	437,303	6,638
MidCap Value Fund III (a)	152,810	3,136
Origin Emerging Markets Fund (a)	77,846	997
Real Estate Securities Fund (a)	62,020	1,391
SmallCap Growth Fund I (a)	98,242	1,400
SmallCap Value Fund II (a)	99,460	1,281
		$20,303
Principal Funds, Inc. Institutional Class - 59.58%
Bond Market Index Fund (a)	249,779	2,688
Diversified International Fund (a)	510,006	7,033
Equity Income Fund (a)	65,635	2,009
High Yield Fund I (a)	176,246	1,708
LargeCap S&P 500 Index Fund (a)	462,424	8,032
LargeCap Value Fund III (a)	356,298	5,893
MidCap Growth Fund III (a)	300,879	3,475
Overseas Fund (a)	615,063	6,876
		$37,714
Principal Variable Contracts Funds, Inc. Class 1 - 8.35%
Core Plus Bond Account (a)	473,736	5,287

TOTAL INVESTMENT COMPANIES		$63,304
Total Investments		$63,304
Other Assets and Liabilities - (0.01)%		$(4)
TOTAL NET ASSETS - 100.00%		$63,300

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.92%
International Equity Funds	28.79%
Fixed Income Funds	15.30%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2040 Account
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$2,097	$76	$96	$2,149
Bond Market Index Fund	2,765	129	162	2,688
Core Plus Bond Account	5,442	241	305	5,287
Diversified International Fund	7,155	265	334	7,033
Equity Income Fund	2,075	86	96	2,009
High Yield Fund I	1,733	104	100	1,708
International Emerging Markets Fund	941	33	41	960
International Small Company Fund	2,371	85	107	2,351
LargeCap Growth Fund I	6,358	228	287	6,638
LargeCap S&P 500 Index Fund	8,172	303	382	8,032
LargeCap Value Fund III	6,090	228	287	5,893
MidCap Growth Fund III	3,376	125	158	3,475
MidCap Value Fund III	3,317	125	158	3,136
Origin Emerging Markets Fund	965	33	42	997
Overseas Fund	7,097	265	334	6,876
Real Estate Securities Fund	1,484	68	77	1,391
SmallCap Growth Fund I	1,378	50	63	1,400
SmallCap Value Fund II	1,323	50	63	1,281
	$64,139	$2,494	$3,092	$63,304

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$—	$2	$—	$70
Bond Market Index Fund		—	—	—	(44)
Core Plus Bond Account		—	—	—	(91)
Diversified International Fund		—	5	—	(58)
Equity Income Fund		10	—	—	(56)
High Yield Fund I		25	—	—	(29)
International Emerging Markets Fund		—	—	—	27
International Small Company Fund		—	1	—	1
LargeCap Growth Fund I		—	3	—	336
LargeCap S&P 500 Index Fund		—	1	—	(62)
LargeCap Value Fund III		—	—	—	(138)
MidCap Growth Fund III		—	—	—	132
MidCap Value Fund III		—	—	—	(148)
Origin Emerging Markets Fund		—	1	—	40
Overseas Fund		—	—	—	(152)
Real Estate Securities Fund		7	—	—	(84)
SmallCap Growth Fund I		—	—	—	35
SmallCap Value Fund II		—	—	—	(29)
		$42	$13	$—	$(250)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2050 Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.29%
Blue Chip Fund (a)	55,571	$1,215
International Emerging Markets Fund (a)	17,439	531
International Small Company Fund (a)	103,694	1,318
LargeCap Growth Fund I (a)	248,523	3,773
MidCap Value Fund III (a)	86,468	1,775
Origin Emerging Markets Fund (a)	43,194	553
Real Estate Securities Fund (a)	30,598	686
SmallCap Growth Fund I (a)	55,371	789
SmallCap Value Fund II (a)	56,120	723
		$11,363
Principal Funds, Inc. Institutional Class - 61.34%
Bond Market Index Fund (a)	72,791	783
Diversified International Fund (a)	290,851	4,011
Equity Income Fund (a)	37,066	1,135
High Yield Fund I (a)	56,386	546
LargeCap S&P 500 Index Fund (a)	264,737	4,599
LargeCap Value Fund III (a)	203,515	3,366
MidCap Growth Fund III (a)	170,150	1,965
Overseas Fund (a)	351,241	3,927
		$20,332
Principal Variable Contracts Funds, Inc. Class 1 - 4.39%
Core Plus Bond Account (a)	130,377	1,455

TOTAL INVESTMENT COMPANIES		$33,150
Total Investments		$33,150
Other Assets and Liabilities - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$33,145

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.42%
International Equity Funds	31.20%
Fixed Income Funds	8.40%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2050 Account
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$1,148	$52	$24	$1,215
Bond Market Index Fund	771	44	20	783
Core Plus Bond Account	1,432	83	36	1,455
Diversified International Fund	3,943	184	81	4,011
Equity Income Fund	1,132	58	23	1,135
High Yield Fund I	531	39	15	546
International Emerging Markets Fund	505	22	10	531
International Small Company Fund	1,285	58	25	1,318
LargeCap Growth Fund I	3,501	158	70	3,773
LargeCap S&P 500 Index Fund	4,521	211	92	4,599
LargeCap Value Fund III	3,359	158	69	3,366
MidCap Growth Fund III	1,846	86	38	1,965
MidCap Value Fund III	1,810	86	36	1,775
Origin Emerging Markets Fund	520	22	10	553
Overseas Fund	3,914	184	81	3,927
Real Estate Securities Fund	701	42	18	686
SmallCap Growth Fund I	751	35	15	789
SmallCap Value Fund II	720	35	16	723
	$32,390	$1,557	$679	$33,150

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$—	$—	$—	$39
Bond Market Index Fund		—	—	—	(12)
Core Plus Bond Account		—	—	—	(24)
Diversified International Fund		—	1	—	(36)
Equity Income Fund		6	—	—	(32)
High Yield Fund I		8	—	—	(9)
International Emerging Markets Fund		—	—	—	14
International Small Company Fund		—	—	—	—
LargeCap Growth Fund I		—	1	—	183
LargeCap S&P 500 Index Fund		—	—	—	(41)
LargeCap Value Fund III		—	—	—	(82)
MidCap Growth Fund III		—	—	—	71
MidCap Value Fund III		—	—	—	(85)
Origin Emerging Markets Fund		—	—	—	21
Overseas Fund		—	—	—	(90)
Real Estate Securities Fund		3	—	—	(39)
SmallCap Growth Fund I		—	—	—	18
SmallCap Value Fund II		—	—	—	(16)
		$17	$2	$—	$(120)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2060 Account
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.34%
Blue Chip Fund (a)	10,516	$230
International Emerging Markets Fund (a)	3,596	109
International Small Company Fund (a)	20,043	255
LargeCap Growth Fund I (a)	46,888	712
MidCap Value Fund III (a)	17,049	350
Origin Emerging Markets Fund (a)	8,231	105
Real Estate Securities Fund (a)	6,098	137
SmallCap Growth Fund I (a)	10,947	156
SmallCap Value Fund II (a)	11,207	144
		$2,198
Principal Funds, Inc. Institutional Class - 62.09%
Bond Market Index Fund (a)	8,198	88
Diversified International Fund (a)	56,128	774
Equity Income Fund (a)	7,074	217
High Yield Fund I (a)	11,707	113
LargeCap S&P 500 Index Fund (a)	50,847	883
LargeCap Value Fund III (a)	39,046	646
MidCap Growth Fund III (a)	33,009	381
Overseas Fund (a)	67,963	760
		$3,862
Principal Variable Contracts Funds, Inc. Class 1 - 2.63%
Core Plus Bond Account (a)	14,659	164

TOTAL INVESTMENT COMPANIES		$6,224
Total Investments		$6,224
Other Assets and Liabilities - (0.06)%		$(4)
TOTAL NET ASSETS - 100.00%		$6,220

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.97%
International Equity Funds	32.22%
Fixed Income Funds	5.87%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2060 Account
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$204	$22	$3	$230
Bond Market Index Fund	81	10	2	88
Core Plus Bond Account	150	19	2	164
Diversified International Fund	715	78	11	774
Equity Income Fund	203	23	2	217
High Yield Fund I	103	14	2	113
International Emerging Markets Fund	98	9	—	109
International Small Company Fund	234	25	4	255
LargeCap Growth Fund I	623	66	9	712
LargeCap S&P 500 Index Fund	817	89	14	883
LargeCap Value Fund III	605	66	9	646
MidCap Growth Fund III	337	37	6	381
MidCap Value Fund III	335	37	6	350
Origin Emerging Markets Fund	93	10	2	105
Overseas Fund	711	78	11	760
Real Estate Securities Fund	130	15	—	137
SmallCap Growth Fund I	140	15	2	156
SmallCap Value Fund II	135	15	3	144
	$5,714	$628	$88	$6,224

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$—	$—	$—	$7
Bond Market Index Fund		—	—	—	(1)
Core Plus Bond Account		—	—	—	(3)
Diversified International Fund		—	—	—	(8)
Equity Income Fund		1	—	—	(7)
High Yield Fund I		1	—	—	(2)
International Emerging Markets Fund		—	—	—	2
International Small Company Fund		—	—	—	—
LargeCap Growth Fund I		—	—	—	32
LargeCap S&P 500 Index Fund		—	—	—	(9)
LargeCap Value Fund III		—	—	—	(16)
MidCap Growth Fund III		—	—	—	13
MidCap Value Fund III		—	—	—	(16)
Origin Emerging Markets Fund		—	—	—	4
Overseas Fund		—	—	—	(18)
Real Estate Securities Fund		1	—	—	(8)
SmallCap Growth Fund I		—	—	—	3
SmallCap Value Fund II		—	—	—	(3)
		$3	$—	$—	$(30)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 27.95%
Blue Chip Fund (a)	40,201	$879
Diversified Real Asset Fund (a)	52,541	603
Global Diversified Income Fund (a)	177,548	2,461
Global Multi-Strategy Fund (a)	146,480	1,627
International Small Company Fund (a)	21,529	274
MidCap Fund (a)	24,497	664
SmallCap Growth Fund I (a)	9,532	136
SmallCap Value Fund II (a)	9,666	124
		$6,768
Principal Funds, Inc. Institutional Class - 29.94%
Bond Market Index Fund (a)	236,565	2,545
Diversified International Fund (a)	56,448	778
Equity Income Fund (a)	26,872	823
Global Opportunities Fund (a)	34,100	426
Inflation Protection Fund (a)	132,175	1,119
LargeCap S&P 500 Index Fund (a)	45,916	798
Overseas Fund (a)	68,072	761
		$7,250
Principal Variable Contracts Funds, Inc. Class 1 - 42.13%
Core Plus Bond Account (a)	472,781	5,276
Short-Term Income Account (a)	1,939,952	4,928
		$10,204
TOTAL INVESTMENT COMPANIES		$24,222
Total Investments		$24,222
Other Assets and Liabilities - (0.02)%		$(4)
TOTAL NET ASSETS - 100.00%		$24,218

(a) Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	57.26%
Specialty Funds	19.37%
Domestic Equity Funds	14.14%
International Equity Funds	9.25%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Strategic Income Account
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$856	$35	$40	$879
Bond Market Index Fund	2,731	78	222	2,545
Core Plus Bond Account	5,410	278	323	5,276
Diversified International Fund	789	33	39	778
Diversified Real Asset Fund	623	31	43	603
Equity Income Fund	846	39	40	823
Global Diversified Income Fund	2,534	145	169	2,461
Global Multi-Strategy Fund	1,553	157	58	1,627
Global Opportunities Fund	439	25	34	426
Inflation Protection Fund	1,133	62	68	1,119
International Small Company Fund	275	11	12	274
LargeCap S&P 500 Index Fund	808	35	38	798
MidCap Fund	671	28	31	664
Overseas Fund	782	33	37	761
Short-Term Income Account	4,922	266	241	4,928
SmallCap Growth Fund I	133	6	6	136
SmallCap Value Fund II	128	6	8	124
	$24,633	$1,268	$1,409	$24,222

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$—	$1	$—	$27
Bond Market Index Fund		—	(1)	—	(41)
Core Plus Bond Account		—	(1)	—	(88)
Diversified International Fund		—	1	—	(6)
Diversified Real Asset Fund		—	—	—	(8)
Equity Income Fund		4	—	—	(22)
Global Diversified Income Fund		28	—	—	(49)
Global Multi-Strategy Fund		—	—	—	(25)
Global Opportunities Fund		—	—	—	(4)
Inflation Protection Fund		—	—	—	(8)
International Small Company Fund		—	—	—	—
LargeCap S&P 500 Index Fund		—	—	—	(7)
MidCap Fund		—	—	—	(4)
Overseas Fund		—	—	—	(17)
Short-Term Income Account		—	—	—	(19)
SmallCap Growth Fund I		—	—	—	3
SmallCap Value Fund II		—	—	—	(2)
		$32	$—	$—	$(270)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Real Estate Securities Account March 31, 2018 (unaudited)

COMMON STOCKS - 99.61%	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Lodging - 4.22%			Sector	Percent
Extended Stay America Inc	59,886	$1,184	Financial	92.97%
Hilton Grand Vacations Inc (a)	21,521	926	Consumer, Cyclical	4.22%
Hilton Worldwide Holdings Inc	51,018	4,018	Technology	2.42%
		$6,128	Investment Companies	0.17%
Real Estate - 0.30%			Other Assets and Liabilities	0.22%
VICI Properties Inc	23,441	429	TOTAL NET ASSETS	100.00%

REITs - 92.67%
Alexandria Real Estate Equities Inc	48,648	6,076
American Homes 4 Rent	73,985	1,486
American Tower Corp	23,359	3,395
Apartment Investment & Management Co	106,804	4,352
AvalonBay Communities Inc	46,200	7,598
Boston Properties Inc	18,577	2,289
Corporate Office Properties Trust	31,040	802
Crown Castle International Corp	17,631	1,933
CubeSmart	75,489	2,129
DCT Industrial Trust Inc	30,190	1,701
DDR Corp	114,191	837
Duke Realty Corp	133,496	3,535
EPR Properties	35,947	1,991
Equinix Inc	25,094	10,493
Equity LifeStyle Properties Inc	23,600	2,071
Equity Residential	23,897	1,473
Essex Property Trust Inc	31,749	7,641
Extra Space Storage Inc	45,310	3,958
First Industrial Realty Trust Inc	42,392	1,239
GGP Inc	36,005	737
HCP Inc	52,190	1,212
Healthcare Trust of America Inc	60,566	1,602
Host Hotels & Resorts Inc	47,896	893
Hudson Pacific Properties Inc	64,572	2,101
Invitation Homes Inc	316,748	7,231
Kilroy Realty Corp	55,436	3,934
Physicians Realty Trust	133,001	2,071
Prologis Inc	113,749	7,165
Public Storage	15,002	3,006
Regency Centers Corp	66,994	3,951
Saul Centers Inc	13,058	666
Simon Property Group Inc	71,010	10,960
SL Green Realty Corp	29,820	2,887
Spirit Realty Capital Inc	187,291	1,453
STORE Capital Corp	158,465	3,933
Sun Communities Inc	39,322	3,593
Sunstone Hotel Investors Inc	156,101	2,376
Tanger Factory Outlet Centers Inc	58,317	1,283
Terreno Realty Corp	30,530	1,054
Vornado Realty Trust	20,183	1,358
Welltower Inc	81,245	4,422
Weyerhaeuser Co	49,650	1,738
		$134,625
Software - 2.42%
InterXion Holding NV (a)	56,685	3,521

TOTAL COMMON STOCKS		$144,703
INVESTMENT COMPANIES - 0.17%	Shares Held	Value (000's)
Money Market Funds - 0.17%
Principal Government Money Market Fund	245,344	245
1.46%(b),(c)

TOTAL INVESTMENT COMPANIES		$245
Total Investments		$144,948
Other Assets and Liabilities - 0.22%		$318
TOTAL NET ASSETS - 100.00%		$145,266

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$190		$3,126	$3,071		$245
		$190		$3,126	$3,071		$245

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$1		$—			$—	$—
	$1		$—			$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.80%
Principal Government Money Market Fund	6,087,268	$6,087
1.46%(a),(b)

Principal Exchange-Traded Funds - 17.99%
Principal Active Global Dividend Income ETF	1,237,500	34,248
(a)
Principal EDGE Active Income ETF (a)	228,100	9,110
Principal U.S. Mega-Cap Multi-Factor Index	3,025,200	77,112
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	525,600	16,299
ETF (a)
		$136,769
Principal Funds, Inc. Class R-6 - 30.53%
Blue Chip Fund (a)	2,558,098	55,946
Diversified Real Asset Fund (a)	2,334,149	26,796
EDGE MidCap Fund (a)	2,113,623	28,830
Global Multi-Strategy Fund (a)	2,713,418	30,146
Global Real Estate Securities Fund (a)	2,356,014	22,076
High Yield Fund (a)	1,629,692	11,831
International Emerging Markets Fund (a)	573,830	17,479
International Small Company Fund (a)	836,028	10,626
Preferred Securities Fund (a)	2,002,853	20,309
Real Estate Debt Income Fund (a)	856,428	8,042
		$232,081
Principal Funds, Inc. Institutional Class - 20.67%
Diversified International Fund (a)	6,536,282	90,135
Inflation Protection Fund (a)	1,499,935	12,704
Short-Term Income Fund (a)	4,506,347	54,347
		$157,186
Principal Variable Contracts Funds, Inc. Class 1 - 30.03%
Equity Income Account (a)	3,531,619	90,056
Government & High Quality Bond Account (a)	4,435,995	42,808
Income Account (a)	9,259,676	95,467
		$228,331
TOTAL INVESTMENT COMPANIES		$760,454
Total Investments		$760,454
Other Assets and Liabilities - (0.02)%		$(153)
TOTAL NET ASSETS - 100.00%		$760,301

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield as of reporting period.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	35.27%
Fixed Income Funds	33.50%
International Equity Funds	22.96%
Specialty Funds	7.49%
Investment Companies	0.80%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
SAM Balanced Portfolio
March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
	Value			Cost	Proceeds		Value
Blue Chip Fund		$48,993		$6,225	$884		$55,946
Diversified International Fund		92,034		1,159	2,345		90,135
Diversified Real Asset Fund		27,839		433	1,114		26,796
EDGE MidCap Fund		23,184		5,951	237		28,830
Equity Income Account		92,831		1,527	2,262		90,056
Global Multi-Strategy Fund		36,482		42	5,913		30,146
Global Real Estate Securities Fund		22,121		329	30		22,076
Government & High Quality Bond Account		42,349		2,331	1,384		42,808
High Yield Fund		11,818		568	246		11,831
Income Account		97,340		1,395	2,503		95,467
Inflation Protection Fund		12,453		345	8		12,704
International Emerging Markets Fund		18,357		4	1,431		17,479
International Small Company Fund		10,659		31	73		10,626
LargeCap Growth Fund		11,955		—	12,713		—
LargeCap Value Fund		30,986		—	31,500		—
Preferred Securities Fund		20,433		1,066	693		20,309
Principal Active Global Dividend Income		31,640		3,034	—		34,248
ETF
Principal Capital Appreciation Fund		12,120		—	12,406		—
Principal EDGE Active Income ETF		8,640		773	—		9,110
Principal Government Money Market Fund		2,304		51,262	47,479		6,087
Principal U.S. Mega-Cap Multi-Factor Index		37,883		41,953	—		77,112
ETF
Principal U.S. Small-Cap Multi-Factor		14,900		1,723	—		16,299
Index ETF
Real Estate Debt Income Fund		7,323		1,033	186		8,042
Short-Term Income Fund		54,812		1,037	1,092		54,347
Small-MidCap Dividend Income Fund		18,969		—	18,904		—
		$788,425		$122,221	$143,403		$760,454

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$—		$(6)			$—	$1,618
Diversified International Fund	—		6			—	(719)
Diversified Real Asset Fund	—		34			—	(396)
EDGE MidCap Fund	—		(7)			—	(61)
Equity Income Account	—		13			—	(2,053)
Global Multi-Strategy Fund	—		302			—	(767)
Global Real Estate Securities Fund	62		(2)			—	(342)
Government & High Quality Bond Account	—		(38)			—	(450)
High Yield Fund	169		(4)			—	(305)
Income Account	—		(23)			—	(742)
Inflation Protection Fund	—		—			—	(86)
International Emerging Markets Fund	—		325			—	224
International Small Company Fund	—		—			—	9
LargeCap Growth Fund	—		1,075			—	(317)
LargeCap Value Fund	—		(2,306)			—	2,820
Preferred Securities Fund	254		(13)			—	(484)
Principal Active Global Dividend Income
ETF	—		—			—	(426)
Principal Capital Appreciation Fund	—		2,479			—	(2,193)
Principal EDGE Active Income ETF	70		—			—	(303)
Principal Government Money Market Fund	18		—			—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	—		—			—	(2,724)
Principal U.S. Small-Cap Multi-Factor
Index ETF	—		—			—	(324)
Real Estate Debt Income Fund	71		(5)			—	(123)
Short-Term Income Fund	280		(13)			—	(397)
Small-MidCap Dividend Income Fund	—		7,788			—	(7,853)
	$924		$9,605			$—	$(16,394)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.14%
Principal Government Money Market Fund	264,751	$265
1.46%(a),(b)

Principal Exchange-Traded Funds - 12.68%
Principal Active Global Dividend Income ETF	158,000	4,373
(a)
Principal EDGE Active Income ETF (a)	126,800	5,064
Principal U.S. Mega-Cap Multi-Factor Index	493,800	12,587
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	81,200	2,518
ETF (a)
		$24,542
Principal Funds, Inc. Class R-6 - 28.93%
Blue Chip Fund (a)	416,992	9,120
Diversified Real Asset Fund (a)	510,878	5,865
EDGE MidCap Fund (a)	340,241	4,641
Global Diversified Income Fund (a)	378,917	5,252
Global Multi-Strategy Fund (a)	686,203	7,624
Global Real Estate Securities Fund (a)	422,026	3,954
High Yield Fund (a)	689,090	5,003
International Emerging Markets Fund (a)	101,655	3,096
International Small Company Fund (a)	137,729	1,751
Preferred Securities Fund (a)	782,586	7,935
Real Estate Debt Income Fund (a)	186,632	1,752
		$55,993
Principal Funds, Inc. Institutional Class - 21.96%
Diversified International Fund (a)	1,118,707	15,427
Inflation Protection Fund (a)	614,449	5,204
Short-Term Income Fund (a)	1,812,340	21,857
		$42,488
Principal Variable Contracts Funds, Inc. Class 1 - 36.31%
Equity Income Account (a)	578,360	14,748
Government & High Quality Bond Account (a)	1,978,308	19,091
Income Account (a)	3,532,287	36,418
		$70,257
TOTAL INVESTMENT COMPANIES		$193,545
Total Investments		$193,545
Other Assets and Liabilities - (0.02)%		$(43)
TOTAL NET ASSETS - 100.00%		$193,502

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield as of reporting period.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52.90%
Domestic Equity Funds	22.53%
International Equity Funds	14.77%
Specialty Funds	9.68%
Investment Companies	0.14%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Conservative Balanced Portfolio
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$6,344	$2,704	$110	$9,120
Diversified International Fund	15,446	905	831	15,427
Diversified Real Asset Fund	6,054	99	204	5,865
EDGE MidCap Fund	4,369	297	17	4,641
Equity Income Account	14,685	699	294	14,748
Global Diversified Income Fund	5,258	238	139	5,252
Global Multi-Strategy Fund	8,105	169	532	7,624
Global Real Estate Securities Fund	3,408	608	11	3,954
Government & High Quality Bond Account	19,308	587	584	19,091
High Yield Fund	5,057	210	134	5,003
Income Account	37,038	706	1,038	36,418
Inflation Protection Fund	5,097	178	36	5,204
International Emerging Markets Fund	3,293	18	317	3,096
International Small Company Fund	1,698	168	119	1,751
LargeCap Growth Fund	2,457	—	2,624	—
LargeCap Value Fund	6,784	—	6,902	—
Preferred Securities Fund	8,013	371	254	7,935
Principal Active Global Dividend Income	4,424	—	—	4,373
ETF
Principal Capital Appreciation Fund	2,028	—	2,080	—
Principal EDGE Active Income ETF	5,234	—	—	5,064
Principal Government Money Market Fund	634	6,699	7,068	265
Principal U.S. Mega-Cap Multi-Factor Index	5,974	7,068	—	12,587
ETF
Principal U.S. Small-Cap Multi-Factor	2,575	—	—	2,518
Index ETF
Real Estate Debt Income Fund	1,706	75	—	1,752
Short-Term Income Fund	22,090	755	822	21,857
Small-MidCap Dividend Income Fund	1,971	—	1,966	—
	$199,050	$22,554	$26,082	$193,545

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$(3)	$—	$185
Diversified International Fund	—	82	—	(175)
Diversified Real Asset Fund	—	(3)	—	(81)
EDGE MidCap Fund	—	(1)	—	(7)
Equity Income Account	—	(6)	—	(336)
Global Diversified Income Fund	59	(1)	—	(104)
Global Multi-Strategy Fund	—	14	—	(132)
Global Real Estate Securities Fund	11	(1)	—	(50)
Government & High Quality Bond Account	—	(30)	—	(190)
High Yield Fund	72	(2)	—	(128)
Income Account	—	(5)	—	(283)
Inflation Protection Fund	—	(1)	—	(34)
International Emerging Markets Fund	—	70	—	32
International Small Company Fund	—	16	—	(12)
LargeCap Growth Fund	—	268	—	(101)
LargeCap Value Fund	—	(277)	—	395
Preferred Securities Fund	99	(3)	—	(192)
Principal Active Global Dividend Income
ETF	—	—	—	(51)
Principal Capital Appreciation Fund	—	423	—	(371)
Principal EDGE Active Income ETF	40	—	—	(170)
Principal Government Money Market Fund	2	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	—	—	—	(455)
Principal U.S. Small-Cap Multi-Factor
Index ETF	—	—	—	(57)
Real Estate Debt Income Fund	16	—	—	(29)
Short-Term Income Fund	113	(8)	—	(158)
Small-MidCap Dividend Income Fund	—	816	—	(821)
	$412	$1,348	$—	$(3,325)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Conservative Growth Portfolio
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.51%
Principal Government Money Market Fund	1,728,437	$1,728
1.46%(a),(b)

Principal Exchange-Traded Funds - 19.87%
Principal Active Global Dividend Income ETF	378,000	10,461
(a)
Principal U.S. Mega-Cap Multi-Factor Index	1,826,600	46,560
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	338,800	10,507
ETF (a)
		$67,528
Principal Funds, Inc. Class R-6 - 33.00%
Blue Chip Fund (a)	1,533,091	33,529
Diversified Real Asset Fund (a)	1,168,483	13,414
EDGE MidCap Fund (a)	1,412,707	19,269
Global Multi-Strategy Fund (a)	510,322	5,670
Global Real Estate Securities Fund (a)	971,391	9,102
International Small Company Fund (a)	485,238	6,167
Multi-Manager Equity Long/Short Fund (a)	855,571	9,120
Origin Emerging Markets Fund (a)	841,814	10,784
Preferred Securities Fund (a)	506,563	5,137
		$112,192
Principal Funds, Inc. Institutional Class - 22.32%
Diversified International Fund (a)	4,321,151	59,589
Short-Term Income Fund (a)	1,350,764	16,290
		$75,879
Principal Variable Contracts Funds, Inc. Class 1 - 24.33%
Equity Income Account (a)	2,136,896	54,491
Government & High Quality Bond Account (a)	1,032,463	9,963
Income Account (a)	1,771,410	18,263
		$82,717
TOTAL INVESTMENT COMPANIES		$340,044
Total Investments		$340,044
Other Assets and Liabilities - (0.03)%		$(96)
TOTAL NET ASSETS - 100.00%		$339,948

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield as of reporting period.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.35%
International Equity Funds	28.27%
Fixed Income Funds	14.60%
Specialty Funds	8.30%
Investment Companies	0.51%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Conservative Growth Portfolio
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$26,896	$6,037	$251	$33,529
Diversified International Fund	59,933	1,182	1,047	59,589
Diversified Real Asset Fund	13,646	151	197	13,414
EDGE MidCap Fund	18,803	605	122	19,269
Equity Income Account	44,082	12,075	356	54,491
Global Multi-Strategy Fund	5,732	100	70	5,670
Global Real Estate Securities Fund	6,797	2,414	23	9,102
Government & High Quality Bond Account	9,813	433	170	9,963
Income Account	18,397	292	283	18,263
International Small Company Fund	6,270	37	146	6,167
LargeCap Growth Fund	10,129	—	10,782	—
LargeCap Value Fund	22,090	—	22,468	—
Multi-Manager Equity Long/Short Fund	9,429	58	284	9,120
Origin Emerging Markets Fund	11,948	—	1,678	10,784
Preferred Securities Fund	5,083	251	72	5,137
Principal Active Global Dividend Income	10,584	—	—	10,461
ETF
Principal Capital Appreciation Fund	9,309	—	9,529	—
Principal Government Money Market Fund	509	28,801	27,582	1,728
Principal U.S. Mega-Cap Multi-Factor Index	22,315	25,922	—	46,560
ETF
Principal U.S. Small-Cap Multi-Factor	9,059	1,664	—	10,507
Index ETF
Short-Term Income Fund	16,122	611	321	16,290
Small-MidCap Dividend Income Fund	10,164	—	10,125	—
	$347,110	$80,633	$85,506	$340,044

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$(5)	$—	$852
Diversified International Fund	—	—	—	(479)
Diversified Real Asset Fund	—	(5)	—	(181)
EDGE MidCap Fund	—	(5)	—	(12)
Equity Income Account	—	(16)	—	(1,294)
Global Multi-Strategy Fund	—	(1)	—	(91)
Global Real Estate Securities Fund	26	(1)	—	(85)
Government & High Quality Bond Account	—	(9)	—	(104)
Income Account	—	(10)	—	(133)
International Small Company Fund	—	1	—	5
LargeCap Growth Fund	—	676	—	(23)
LargeCap Value Fund	—	(1,414)	—	1,792
Multi-Manager Equity Long/Short Fund	—	(2)	—	(81)
Origin Emerging Markets Fund	—	396	—	118
Preferred Securities Fund	64	(2)	—	(123)
Principal Active Global Dividend Income
ETF	—	—	—	(123)
Principal Capital Appreciation Fund	—	1,890	—	(1,670)
Principal Government Money Market Fund	8	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	—	—	—	(1,677)
Principal U.S. Small-Cap Multi-Factor
Index ETF	—	—	—	(216)
Short-Term Income Fund	83	(4)	—	(118)
Small-MidCap Dividend Income Fund	—	4,029	—	(4,068)
	$181	$5,518	$—	$(7,711)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 1.05%
Principal Government Money Market Fund	2,194,185	$2,194
1.46%(a),(b)

Principal Exchange-Traded Funds - 14.31%
Principal Active Global Dividend Income ETF	505,300	13,985
(a)
Principal EDGE Active Income ETF (a)	149,500	5,971
Principal U.S. Mega-Cap Multi-Factor Index	389,100	9,918
ETF (a)
		$29,874
Principal Funds, Inc. Class R-6 - 21.60%
EDGE MidCap Fund (a)	208,752	2,847
Global Diversified Income Fund (a)	757,034	10,492
Global Real Estate Securities Fund (a)	795,909	7,458
High Yield Fund (a)	1,287,987	9,351
Preferred Securities Fund (a)	1,081,443	10,966
Real Estate Debt Income Fund (a)	423,090	3,973
		$45,087
Principal Funds, Inc. Institutional Class - 19.49%
Inflation Protection Fund (a)	1,616,860	13,695
Short-Term Income Fund (a)	2,238,182	26,992
		$40,687
Principal Variable Contracts Funds, Inc. Class 1 - 43.57%
Equity Income Account (a)	487,688	12,436
Government & High Quality Bond Account (a)	2,462,539	23,764
Income Account (a)	5,308,759	54,733
		$90,933
TOTAL INVESTMENT COMPANIES		$208,775
Total Investments		$208,775
Other Assets and Liabilities - (0.02)%		$(48)
TOTAL NET ASSETS - 100.00%		$208,727

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield as of reporting period.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	71.59%
Domestic Equity Funds	12.08%
International Equity Funds	10.27%
Specialty Funds	5.03%
Investment Companies	1.05%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Flexible Income Portfolio
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Diversified International Fund	$1,251	$—	$1,286	$—
EDGE MidCap Fund	1,317	1,648	101	2,847
Equity Income Account	18,387	29	5,745	12,436
Global Diversified Income Fund	10,819	324	440	10,492
Global Real Estate Securities Fund	7,724	99	245	7,458
Government & High Quality Bond Account	24,468	632	1,059	23,764
High Yield Fund	9,653	331	388	9,351
Income Account	56,197	967	1,998	54,733
Inflation Protection Fund	14,106	291	602	13,695
International Emerging Markets Fund	775	—	815	—
LargeCap Growth Fund	1,928	—	2,050	—
LargeCap Value Fund	3,063	—	3,115	—
Preferred Securities Fund	11,175	452	392	10,966
Principal Active Global Dividend Income	9,660	4,537	—	13,985
ETF
Principal EDGE Active Income ETF	6,171	—	—	5,971
Principal Government Money Market Fund	766	10,977	9,549	2,194
Principal U.S. Mega-Cap Multi-Factor Index	5,263	5,013	—	9,918
ETF
Real Estate Debt Income Fund	4,065	170	194	3,973
Short-Term Income Fund	27,645	858	1,305	26,992
Small-MidCap Dividend Income Fund	3,286	—	3,278	—
	$217,719	$26,328	$32,562	$208,775

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
Income		on Investments	Capital Gain Distributions	Gain/Loss
Diversified International Fund	$—	$287	$—	$(252)
EDGE MidCap Fund	—	(3)	—	(14)
Equity Income Account	—	3,000	—	(3,235)
Global Diversified Income Fund	118	4	—	(215)
Global Real Estate Securities Fund	21	(3)	—	(117)
Government & High Quality Bond Account	—	(40)	—	(237)
High Yield Fund	135	(2)	—	(243)
Income Account	—	(11)	—	(422)
Inflation Protection Fund	—	(14)	—	(86)
International Emerging Markets Fund	—	226	—	(186)
LargeCap Growth Fund	—	195	—	(73)
LargeCap Value Fund	—	(219)	—	271
Preferred Securities Fund	137	(4)	—	(265)
Principal Active Global Dividend Income
ETF	—	—	—	(212)
Principal EDGE Active Income ETF	47	—	—	(200)
Principal Government Money Market Fund	5	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	—	—	—	(358)
Real Estate Debt Income Fund	36	(5)	—	(63)
Short-Term Income Fund	140	(13)	—	(193)
Small-MidCap Dividend Income Fund	—	1,345	—	(1,353)
	$639	$4,743	$—	$(7,453)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Strategic Growth Portfolio
		March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.66%
Principal Government Money Market Fund	1,878,103	$1,878
1.46%(a),(b)

Principal Exchange-Traded Funds - 25.88%
Principal Active Global Dividend Income ETF	498,000	13,782
(a)
Principal EDGE Active Income ETF (a)	269,600	10,768
Principal U.S. Mega-Cap Multi-Factor Index	1,504,500	38,350
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	357,800	11,095
ETF (a)
		$73,995
Principal Funds, Inc. Class R-6 - 34.99%
Blue Chip Fund (a)	1,270,918	27,795
EDGE MidCap Fund (a)	1,262,234	17,217
Global Multi-Strategy Fund (a)	415,928	4,621
Global Real Estate Securities Fund (a)	1,389,485	13,020
International Small Company Fund (a)	472,687	6,008
Multi-Manager Equity Long/Short Fund (a)	613,434	6,539
Origin Emerging Markets Fund (a)	1,397,763	17,905
Real Estate Debt Income Fund (a)	739,632	6,945
		$100,050
Principal Funds, Inc. Institutional Class - 22.89%
Diversified International Fund (a)	4,369,892	60,261
Short-Term Income Fund (a)	430,854	5,196
		$65,457
Principal Variable Contracts Funds, Inc. Class 1 - 15.61%
Equity Income Account (a)	1,751,204	44,656

TOTAL INVESTMENT COMPANIES		$286,036
Total Investments		$286,036
Other Assets and Liabilities - (0.03)%		$(87)
TOTAL NET ASSETS - 100.00%		$285,949

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield as of reporting period.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.64%
International Equity Funds	38.80%
Fixed Income Funds	8.02%
Specialty Funds	3.91%
Investment Companies	0.66%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Strategic Growth Portfolio
	March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	March 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$12,466	$15,276	$180	$27,795
Diversified International Fund	60,383	1,189	823	60,261
EDGE MidCap Fund	11,747	5,587	54	17,217
Equity Income Account	33,486	12,402	136	44,656
Global Multi-Strategy Fund	4,775	6	85	4,621
Global Real Estate Securities Fund	12,881	570	233	13,020
International Small Company Fund	6,073	29	100	6,008
LargeCap Growth Fund	11,883	—	12,665	—
LargeCap Value Fund	16,785	—	17,065	—
Multi-Manager Equity Long/Short Fund	6,802	5	209	6,539
Origin Emerging Markets Fund	18,759	63	1,709	17,905
Principal Active Global Dividend Income	13,944	—	—	13,782
ETF
Principal Capital Appreciation Fund	21,273	—	21,768	—
Principal EDGE Active Income ETF	10,662	456	—	10,768
Principal Government Money Market Fund	253	23,362	21,737	1,878
Principal U.S. Mega-Cap Multi-Factor Index	18,441	21,283	—	38,350
ETF
Principal U.S. Small-Cap Multi-Factor	11,346	—	—	11,095
Index ETF
Real Estate Debt Income Fund	6,955	230	123	6,945
Short-Term Income Fund	5,094	206	64	5,196
Small-MidCap Dividend Income Fund	6,399	—	6,372	—
	$290,407	$80,664	$83,323	$286,036

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$(7)	$—	$240
Diversified International Fund	—	(5)	—	(483)
EDGE MidCap Fund	—	(2)	—	(61)
Equity Income Account	—	(9)	—	(1,087)
Global Multi-Strategy Fund	—	(1)	—	(74)
Global Real Estate Securities Fund	37	(4)	—	(194)
International Small Company Fund	—	1	—	5
LargeCap Growth Fund	—	901	—	(119)
LargeCap Value Fund	—	(1,519)	—	1,799
Multi-Manager Equity Long/Short Fund	—	(1)	—	(58)
Origin Emerging Markets Fund	—	374	—	418
Principal Active Global Dividend Income
ETF	—	—	—	(162)
Principal Capital Appreciation Fund	—	4,295	—	(3,800)
Principal EDGE Active Income ETF	82	—	—	(350)
Principal Government Money Market Fund	7	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	—	—	—	(1,374)
Principal U.S. Small-Cap Multi-Factor
Index ETF	—	—	—	(251)
Real Estate Debt Income Fund	63	(2)	—	(115)
Short-Term Income Fund	27	(1)	—	(39)
Small-MidCap Dividend Income Fund	—	2,636	—	(2,663)
	$216	$6,656	$—	$(8,368)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2018 (unaudited)

INVESTMENT COMPANIES - 2.15%	Shares Held	Value (000's)		Principal
Money Market Funds - 2.15%			BONDS (continued)	Amount (000's)	Value (000's)
Principal Government Money Market Fund	3,351,200	$3,351	Automobile Asset Backed Securities (continued)
1.46%(a),(b)			CPS Auto Trust
			1.50%, 06/15/2020(c)	$182	$181
TOTAL INVESTMENT COMPANIES		$3,351	1.68%, 08/17/2020(c)	430	429
	Principal		Ford Credit Auto Owner Trust 2015-REV2
BONDS - 96.55%	Amount (000's)	Value (000's)	2.44%, 01/15/2027(c)	673	667
Aerospace & Defense - 1.32%			Ford Credit Auto Owner Trust 2016-REV2
Lockheed Martin Corp			2.03%, 12/15/2027(c)	750	729
1.85%, 11/23/2018	$200	$199	Ford Credit Auto Owner Trust 2017-REV1
Northrop Grumman Corp			2.62%, 08/15/2028(c)	500	494
2.08%, 10/15/2020	150	147	Ford Credit Auto Owner Trust/Ford Credit
2.55%, 10/15/2022	250	242	2014-REV1
Rockwell Collins Inc			2.26%, 11/15/2025(c)	173	172
2.80%, 03/15/2022	500	487	OneMain Direct Auto Receivables Trust 2017-
3.20%, 03/15/2024	250	243	2
United Technologies Corp			2.31%, 12/14/2021(c)	670	665
1.50%, 11/01/2019	400	393	Santander Drive Auto Receivables Trust 2013-
1.90%, 05/04/2020	350	343	5
		$2,054	2.73%, 10/15/2019	162	162
Airlines - 0.69%			Santander Drive Auto Receivables Trust 2014-
American Airlines 2013-2 Class A Pass			1
Through Trust			2.91%, 04/15/2020	316	317
4.95%, 07/15/2024	356	370	Santander Drive Auto Receivables Trust 2014-
Continental Airlines 2009-2 Class A Pass			2
Through Trust			2.76%, 02/18/2020	220	220
7.25%, 05/10/2021	200	212	Santander Drive Auto Receivables Trust 2014-
Delta Air Lines 2009-1 Class A Pass Through			3
Trust			2.13%, 08/17/2020	12	12
7.75%, 06/17/2021	171	181	2.65%, 08/17/2020	115	115
Delta Air Lines 2012-1 Class A Pass Through			Santander Drive Auto Receivables Trust 2014-
Trust			5
4.75%, 11/07/2021	309	315	2.46%, 06/15/2020	290	290
		$1,078	Santander Drive Auto Receivables Trust 2015-
Automobile Asset Backed Securities - 8.20%			1
AmeriCredit Automobile Receivables Trust			2.57%, 04/15/2021	382	382
2013-5			Santander Drive Auto Receivables Trust 2015-
2.86%, 12/09/2019	1,202	1,203	2
AmeriCredit Automobile Receivables Trust			2.44%, 04/15/2021	289	289
2014-1			Santander Drive Auto Receivables Trust 2018-
2.15%, 03/09/2020	47	47	1
2.54%, 06/08/2020	875	875	2.10%, 11/16/2020	200	200
AmeriCredit Automobile Receivables Trust			TCF Auto Receivables Owner Trust 2016-
2014-2			PT1
			1.93%, 06/15/2022(c)	563	558
2.57%, 07/08/2020	395	395
AmeriCredit Automobile Receivables Trust			Westlake Automobile Receivables Trust 2015-
2014-3			2
			2.45%, 01/15/2021(c)	22	22
2.58%, 09/08/2020	100	100
Americredit Automobile Receivables Trust			Westlake Automobile Receivables Trust 2016-
2016-4			2
			1.57%, 06/17/2019(c)	24	24
1.34%, 04/08/2020	167	167
AmeriCredit Automobile Receivables Trust			Westlake Automobile Receivables Trust 2016-
2017-4			3
			2.07%, 12/15/2021(c)	600	598
1.83%, 05/18/2021	250	249
Bank of The West Auto Trust 2017-1			Westlake Automobile Receivables Trust 2017-
1.78%, 02/15/2021(c)	250	249	2
			1.80%, 07/15/2020(c)	239	238
Capital Auto Receivables Asset Trust 2017-1
1.76%, 06/22/2020(c)	500	498	Westlake Automobile Receivables Trust 2018-
Capital Auto Receivables Asset Trust 2018-1			1
			2.24%, 12/15/2020(c)	500	498
2.54%, 10/20/2020(c)	750	750
CPS Auto Receivables Trust 2013-B					$12,776
1.82%, 09/15/2020(c)	80	80	Automobile Floor Plan Asset Backed Securities - 1.03%
CPS Auto Receivables Trust 2013-C			Ally Master Owner Trust
4.30%, 08/15/2019(c)	123	123	2.70%, 01/17/2023	500	497
CPS Auto Receivables Trust 2014-C			Ford Credit Floorplan Master Owner Trust A
3.77%, 08/17/2020(c)	200	202	2.24%, 11/15/2021	700	703
CPS Auto Receivables Trust 2016-B			1 Month LIBOR + 0.46%
2.07%, 11/15/2019(c)	22	22	Nissan Master Owner Trust Receivables
CPS Auto Receivables Trust 2016-C			2.10%, 10/17/2022	400	400
1.62%, 01/15/2020(c)	170	170	1 Month LIBOR + 0.32%
CPS Auto Receivables Trust 2017-D					$1,600
1.87%, 03/15/2021(c)	154	153	Automobile Manufacturers - 1.63%
CPS Auto Receivables Trust 2018-A			Daimler Finance North America LLC
2.16%, 05/17/2021(c)	232	231	1.75%, 10/30/2019(c)	350	343

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Automobile Manufacturers (continued)			Banks (continued)
Ford Motor Credit Co LLC			JPMorgan Chase & Co (continued)
2.02%, 05/03/2019	$400	$396	2.65%, 04/25/2023	$1,500	$1,506
3.34%, 03/28/2022	500	492	3 Month LIBOR + 0.90%
PACCAR Financial Corp			2.97%, 10/24/2023	500	507
2.20%, 09/15/2019	323	321	3 Month LIBOR + 1.23%
Toyota Motor Credit Corp			4.25%, 10/15/2020	750	772
1.20%, 04/06/2018	400	400	KeyBank NA/Cleveland OH
2.10%, 01/17/2019	200	199	1.70%, 06/01/2018	500	499
2.60%, 01/11/2022	400	395	2.35%, 03/08/2019	650	648
		$2,546	2.40%, 06/09/2022	400	386
Banks - 19.99%			Morgan Stanley
Bank of America Corp			2.13%, 04/25/2018	250	250
2.50%, 10/21/2022	500	480	2.29%, 02/10/2021	500	500
2.60%, 01/15/2019	73	73	3 Month LIBOR + 0.55%
2.63%, 10/19/2020	250	248	3.14%, 04/21/2021	600	615
2.88%, 04/24/2023(d)	250	245	3 Month LIBOR + 1.40%
3 Month LIBOR + 1.02%			3.14%, 10/24/2023	1,400	1,432
2.90%, 01/20/2023	1,750	1,772	3 Month LIBOR + 1.40%
3 Month LIBOR + 1.16%			5.50%, 07/24/2020	500	525
3.00%, 12/20/2023(c),(d)	430	422	PNC Bank NA
3 Month LIBOR + 0.79%			2.00%, 05/19/2020	500	490
Bank of New York Mellon Corp/The			2.26%, 07/27/2022	400	401
2.20%, 05/15/2019	673	670	3 Month LIBOR + 0.50%
2.50%, 04/15/2021	300	294	2.45%, 07/28/2022	600	581
2.82%, 10/30/2023	500	508	6.88%, 04/01/2018	250	250
3 Month LIBOR + 1.05%			State Street Corp
BB&T Corp			3.10%, 05/15/2023	688	684
2.05%, 05/10/2021	200	194	SunTrust Bank/Atlanta GA
2.34%, 04/01/2022	100	100	2.25%, 01/31/2020	400	395
3 Month LIBOR + 0.65%			2.45%, 08/01/2022	600	578
2.43%, 02/01/2019	336	337	SunTrust Banks Inc
3 Month LIBOR + 0.66%			2.90%, 03/03/2021	500	496
BNP Paribas SA			UBS AG/London
3.50%, 03/01/2023(c)	250	248	2.20%, 06/08/2020(c)	250	245
Branch Banking & Trust Co			2.63%, 06/08/2020(c)	250	251
2.10%, 01/15/2020	600	592	3 Month LIBOR + 0.58%
2.63%, 01/15/2022	600	587	UBS Group Funding Switzerland AG
Capital One NA			3.49%, 05/23/2023(c)	300	296
2.85%, 09/13/2019	500	502	US Bancorp
3 Month LIBOR + 0.77%			2.63%, 01/24/2022	400	394
2.92%, 01/30/2023	600	603	US Bank NA/Cincinnati OH
3 Month LIBOR + 1.15%			2.00%, 01/24/2020	400	395
Citigroup Inc			2.05%, 10/23/2020	300	294
1.70%, 04/27/2018	1,010	1,009	2.24%, 10/28/2019	291	292
2.70%, 03/30/2021	900	887	3 Month LIBOR + 0.48%
2.71%, 04/25/2022	200	201	Wells Fargo & Co
3 Month LIBOR + 0.96%			2.85%, 01/24/2023	1,000	1,014
2.98%, 05/17/2024	250	252	3 Month LIBOR + 1.11%
3 Month LIBOR + 1.10%			Wells Fargo Bank NA
Fifth Third Bancorp			1.97%, 01/15/2020	500	499
2.60%, 06/15/2022	800	776	3 Month LIBOR + 0.23%
Fifth Third Bank/Cincinnati OH					$31,129
1.63%, 09/27/2019	250	246	Beverages - 1.08%
2.25%, 06/14/2021	300	291	Anheuser-Busch InBev Finance Inc
Goldman Sachs Group Inc/The			2.15%, 02/01/2019	586	586
2.30%, 12/13/2019	400	396	3.30%, 02/01/2023	400	400
2.86%, 04/26/2022	1,000	1,009	Anheuser-Busch InBev Worldwide Inc
3 Month LIBOR + 1.11%			3.05%, 01/12/2024(e)	150	151
2.90%, 04/23/2020	600	608	3 Month LIBOR + 0.74%
3 Month LIBOR + 1.16%			PepsiCo Inc
3.00%, 04/26/2022	800	786	1.35%, 10/04/2019	350	344
3.71%, 02/25/2021	400	414	2.15%, 10/14/2020	200	197
3 Month LIBOR + 1.77%					$1,678
ING Groep NV			Biotechnology - 1.60%
3.15%, 03/29/2022	450	444	Amgen Inc
3.45%, 03/29/2022	250	254	2.20%, 05/22/2019	373	371
3 Month LIBOR + 1.15%			2.20%, 05/11/2020	200	197
JPMorgan Chase & Co			2.65%, 05/11/2022	400	391
2.30%, 08/15/2021	500	486	Biogen Inc
			2.90%, 09/15/2020	500	497
			Celgene Corp
			2.88%, 02/19/2021	250	248

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Biotechnology (continued)			Diversified Financial Services - 0.71%
Celgene Corp (continued)			GE Capital International Funding Co
3.25%, 08/15/2022	$250	$246	Unlimited Co
Gilead Sciences Inc			2.34%, 11/15/2020	$400	$391
1.85%, 09/04/2018	250	250	GTP Acquisition Partners I LLC
1.85%, 09/20/2019	300	296	2.35%, 06/15/2045(c)	721	713
		$2,496			$1,104
Building Materials - 0.19%			Electric - 4.41%
Martin Marietta Materials Inc			Alabama Power Co
2.70%, 12/20/2019	300	301	2.45%, 03/30/2022	750	731
3 Month LIBOR + 0.50%			Black Hills Corp
			2.50%, 01/11/2019	500	500
Chemicals - 0.72%			Dominion Energy Inc
Air Liquide Finance SA			2.58%, 07/01/2020	200	198
1.75%, 09/27/2021(c)	250	238	2.96%, 07/01/2019(g)	650	649
Chevron Phillips Chemical Co LLC / Chevron			Duke Energy Florida LLC
Phillips Chemical Co LP			1.85%, 01/15/2020	400	393
2.45%, 05/01/2020(c)	168	167	3.10%, 08/15/2021	250	251
3.30%, 05/01/2023(c)	200	201	Emera US Finance LP
Westlake Chemical Corp			2.70%, 06/15/2021	300	293
3.60%, 07/15/2022	100	100	Exelon Corp
4.88%, 05/15/2023	400	410	3.50%, 06/01/2022	500	495
		$1,116	Fortis Inc/Canada
Commercial Mortgage Backed Securities - 1.22%			2.10%, 10/04/2021	633	605
Ginnie Mae			Indiantown Cogeneration LP
0.50%, 09/16/2055(f),(g)	3,020	109	9.77%, 12/15/2020	206	217
0.73%, 01/16/2054(f),(g)	2,807	111	Public Service Co of New Mexico
0.77%, 10/16/2054(f),(g)	3,651	124	7.95%, 05/15/2018	1,015	1,021
0.86%, 02/16/2055(f),(g)	5,546	195	San Diego Gas & Electric Co
0.88%, 01/16/2055(f),(g)	5,694	213	1.91%, 02/01/2022	115	113
1.06%, 06/16/2045(f),(g)	1,508	82	Sempra Energy
1.37%, 12/16/2036(f),(g)	2,155	111	2.21%, 01/15/2021	500	500
GS Mortgage Securities Trust 2017-GS6			3 Month LIBOR + 0.50%
1.95%, 05/10/2050	545	533	2.40%, 02/01/2020	250	247
JPMDB Commercial Mortgage Securities			Southern California Edison Co
Trust 2016-C4			1.85%, 02/01/2022	237	233
1.54%, 12/15/2049	427	416	Southern Co/The
		$1,894	1.55%, 07/01/2018	200	200
Computers - 1.71%			Texas-New Mexico Power Co
			9.50%, 04/01/2019(c)	202	215
Apple Inc
1.00%, 05/03/2018	336	335			$6,861
1.90%, 02/07/2020	200	198	Electronics - 0.75%
2.00%, 11/13/2020	300	295	Fortive Corp
2.50%, 02/09/2022	400	394	1.80%, 06/15/2019	300	296
Dell International LLC / EMC Corp			2.35%, 06/15/2021	300	292
3.48%, 06/01/2019(c)	600	603	Honeywell International Inc
Hewlett Packard Enterprise Co			1.85%, 11/01/2021	600	578
2.85%, 10/05/2018	350	350			$1,166
International Business Machines Corp			Engineering & Construction - 0.51%
2.25%, 02/19/2021	500	492	SBA Tower Trust
		$2,667	2.88%, 07/10/2046(c)	400	394
			3.17%, 04/09/2047(c)	400	394
Consumer Products - 0.26%
Reckitt Benckiser Treasury Services PLC					$788
2.85%, 06/24/2022(c)	400	398	Finance - Mortgage Loan/Banker - 9.02%
3 Month LIBOR + 0.56%			Fannie Mae
			1.25%, 05/06/2021	1,000	964
Cosmetics & Personal Care - 0.37%			1.25%, 08/17/2021	800	767
Procter & Gamble Co/The			1.38%, 02/26/2021	1,000	970
1.70%, 11/03/2021	300	289	1.38%, 10/07/2021	500	481
2.15%, 08/11/2022	300	291	1.88%, 04/05/2022	3,000	2,921
		$580	2.00%, 01/05/2022	2,350	2,302
Credit Card Asset Backed Securities - 1.05%			2.38%, 01/19/2023	2,350	2,320
Cabela's Credit Card Master Note Trust			2.63%, 09/06/2024	900	892
2.23%, 07/15/2022	834	837	Freddie Mac
1 Month LIBOR + 0.45%			1.13%, 08/12/2021	1,500	1,433
Capital One Multi-Asset Execution Trust			2.38%, 01/13/2022	1,000	993
2.29%, 09/16/2024	800	805			$14,043
1 Month LIBOR + 0.51%			Food - 1.13%
		$1,642	Kraft Heinz Foods Co
			2.00%, 07/02/2018	269	269
			2.38%, 02/10/2021	400	399
			3 Month LIBOR + 0.57%

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2018 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Food (continued)				Insurance (continued)
Mondelez International Holdings Netherlands				New York Life Global Funding	(continued)
BV				2.00%, 04/13/2021(c)		$400	$388
1.63%, 10/28/2019(c)		$500	$490	2.15%, 06/18/2019(c)		124	123
Tyson Foods Inc				2.59%, 06/10/2022(c)		1,000	1,006
2.25%, 08/23/2021		150	145	3 Month LIBOR + 0.52%
2.34%, 08/21/2020		200	200	Prudential Financial Inc
3 Month LIBOR + 0.45%				8.88%, 06/15/2068(d)		1,500	1,513
2.43%, 05/30/2019		250	250	3 Month LIBOR + 5.00%
3 Month LIBOR + 0.45%							$10,393
			$1,753	Internet - 0.59%
Hand & Machine Tools - 0.38%				Amazon.com Inc
Stanley Black & Decker Inc				2.40%, 02/22/2023(c)		664	641
1.62%, 11/17/2018		600	596	2.60%, 12/05/2019		273	273
							$914
Healthcare - Products - 0.48%				Machinery - Construction & Mining - 0.63%
Medtronic Global Holdings SCA				Caterpillar Financial Services Corp
1.70%, 03/28/2019		500	495	2.14%, 11/29/2019		500	499
Medtronic Inc				3 Month LIBOR + 0.13%
2.50%, 03/15/2020		250	249	2.55%, 11/29/2022		500	486
			$744				$985
Healthcare - Services - 0.43%				Machinery - Diversified - 0.22%
Humana Inc				John Deere Capital Corp
2.50%, 12/15/2020		100	98	2.05%, 03/10/2020		350	345
Roche Holdings Inc
2.64%, 09/30/2019(c)		323	324	Manufactured Housing Asset Backed Securities - 0.01%
3 Month LIBOR + 0.34%				Conseco Finance Corp
UnitedHealth Group Inc				7.70%, 09/15/2026		10	10
1.95%, 10/15/2020		250	244
			$666	Media - 0.78%
Home Equity Asset Backed Securities - 0.05%				Time Warner Cable LLC
RASC Series 2005-AHL2 Trust				8.25%, 04/01/2019		505	530
2.22%, 10/25/2035		64	64	Walt Disney Co/The
1 Month LIBOR + 0.35%				1.95%, 03/04/2020		500	493
Terwin Mortgage Trust Series TMTS 2005-				2.30%, 02/12/2021		200	197
14	HE						$1,220
4.85%, 08/25/2036(g)		14	14	Mining - 0.13%
Wells Fargo Home Equity Asset-Backed				Glencore Funding LLC
Securities 2004-2 Trust				4.13%, 05/30/2023(c)		200	201
2.71%, 10/25/2034		3	3
1 Month LIBOR + 0.84%				Miscellaneous Manufacturers - 1.04%
			$81	General Electric Co
Housewares - 0.26%				5.50%, 01/08/2020		500	520
Newell Brands Inc				Ingersoll-Rand Global Holding Co Ltd
2.60%, 03/29/2019		200	199	2.90%, 02/21/2021		500	499
3.85%, 04/01/2023		200	200	Siemens Financieringsmaatschappij NV
			$399	2.20%, 03/16/2020(c)		350	346
Insurance - 6.67%				2.76%, 03/16/2022(c)		250	252
Allstate Corp/The				3 Month LIBOR + 0.61%
2.93%, 03/29/2023		250	251				$1,617
3 Month LIBOR + 0.63%				Mortgage Backed Securities - 3.64%
Berkshire Hathaway Finance Corp				Alternative Loan Trust 2004-J8
1.70%, 03/15/2019		500	497	6.00%, 02/25/2017		4	4
Berkshire Hathaway Inc				Banc of America Funding 2004-1 Trust
2.20%, 03/15/2021		400	395	5.25%, 02/25/2019		2	2
2.75%, 03/15/2023		500	492	Banc of America Funding 2004-3 Trust
Five Corners Funding Trust				4.75%, 09/25/2019		9	9
4.42%, 11/15/2023(c)		750	784	CHL Mortgage Pass-Through Trust 2003-46
Hartford Financial Services Group Inc/The				3.51%, 01/19/2034(g)		47	48
8.13%, 06/15/2068(d)		1,159	1,171	CHL Mortgage Pass-Through Trust 2004-J1
3 Month LIBOR + 4.60%				4.50%, 01/25/2019		1	1
MassMutual Global Funding II				CHL Mortgage Pass-Through Trust 2004-J7
1.55%, 10/11/2019(c)		350	343	5.00%, 09/25/2019		14	14
2.10%, 08/02/2018(c)		505	504	Credit Suisse First Boston Mortgage Securities
2.35%, 04/09/2019(c)		865	863	Corp
Metropolitan Life Global Funding I				5.00%, 09/25/2019		4	3
1.75%, 12/19/2018(c)		400	398	CSFB Mortgage-Backed Pass-Through
1.95%, 09/15/2021(c)		470	451	Certificates Series 2004-AR4
2.30%, 04/10/2019(c)		573	570	2.83%, 05/25/2034		32	32
2.47%, 06/12/2020(c)		250	251	1 Month LIBOR + 0.96%
3 Month LIBOR + 0.40%
New York Life Global Funding
1.95%, 02/11/2020(c)		400	393

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
CSFB Mortgage-Backed Trust Series 2004-7			Shell International Finance BV
5.00%, 10/25/2019	$13	$13	2.13%, 05/11/2020	$505	$497
CSMC 2017-HL2 Trust			2.38%, 08/21/2022	557	541
3.50%, 10/25/2047(c),(g)	470	470	Total Capital International SA
JP Morgan Mortgage Trust 2004-A3			2.38%, 08/10/2018	370	371
3.53%, 07/25/2034(g)	31	31	3 Month LIBOR + 0.57%
JP Morgan Mortgage Trust 2004-S1					$3,343
5.00%, 09/25/2034	65	66	Oil & Gas Services - 0.16%
JP Morgan Mortgage Trust 2016-4			Baker Hughes a GE Co LLC / Baker Hughes
3.50%, 10/25/2046(c),(g)	684	686	Co-Obligor Inc
JP Morgan Mortgage Trust 2017-2			2.77%, 12/15/2022	250	245
3.50%, 05/25/2047(c),(g)	432	432
JP Morgan Mortgage Trust 2017-4			Other Asset Backed Securities - 5.76%
3.50%, 11/25/2048(c),(g)	451	451	CCG Receivables Trust 2018-1
JP Morgan Mortgage Trust 2017-6			2.50%, 06/16/2025(c)	100	100
3.50%, 12/25/2048(c),(g)	240	241	Drug Royalty II LP 2
JP Morgan Mortgage Trust 2018-3			3.48%, 07/15/2023(c)	332	330
3.50%, 04/25/2048(c),(g)	500	499	Drug Royalty III LP 1
MASTR Alternative Loan Trust 2003-9			3.98%, 04/15/2027(c)	149	148
6.50%, 01/25/2019	19	19	4.22%, 04/15/2027(c)	199	199
MASTR Asset Securitization Trust 2004-11			3 Month LIBOR + 2.50%
5.00%, 12/25/2019	4	4	MVW Owner Trust 2015-1
MASTR Asset Securitization Trust 2004-9			2.52%, 12/20/2032(c)	347	343
5.00%, 09/25/2019	6	6	MVW Owner Trust 2016-1
PHH Mortgage Trust Series 2008-CIM1			2.25%, 12/20/2033(c)	302	295
5.22%, 06/25/2038	110	107	OneMain Financial Issuance Trust 2015-2
1 Month LIBOR + 2.25%			2.57%, 07/18/2025(c)	200	200
Prime Mortgage Trust 2005-2			PFS Financing Corp
5.25%, 07/25/2020	58	59	2.25%, 10/15/2021(c)	200	200
Provident Funding Mortgage Loan Trust 2005-			1 Month LIBOR + 0.47%
1			2.36%, 03/15/2021(c)	750	750
2.45%, 05/25/2035	152	147	1 Month LIBOR + 0.58%
1 Month LIBOR + 0.58%			2.38%, 07/15/2022(c)	750	752
PSMC Trust			1 Month LIBOR + 0.60%
3.50%, 02/25/2048(c),(g)	500	499	2.40%, 04/15/2020(c)	536	536
RALI Series 2003-QS23 Trust			1 Month LIBOR + 0.62%
5.00%, 12/26/2018	21	21	2.40%, 10/17/2022(c)	300	296
RALI Series 2004-QS3 Trust			RAAC Series 2006-RP2 Trust
5.00%, 03/25/2019	11	10	2.12%, 02/25/2037(c)	22	22
RBSSP Resecuritization Trust 2009-7			1 Month LIBOR + 0.25%
2.02%, 06/26/2037(c)	26	26	Structured Asset Investment Loan Trust 2005-
1 Month LIBOR + 0.40%			4
Sequoia Mortgage Trust 2013-4			2.53%, 05/25/2035	26	26
1.55%, 04/25/2043(g)	48	46	1 Month LIBOR + 0.66%
Sequoia Mortgage Trust 2013-8			Trafigura Securitisation Finance PLC 2017-1
2.25%, 06/25/2043(g)	376	353	2.63%, 12/15/2020(c)	1,000	1,005
Sequoia Mortgage Trust 2017-1			1 Month LIBOR + 0.85%
3.50%, 02/25/2047(c),(g)	445	447	Verizon Owner Trust 2016-1
Sequoia Mortgage Trust 2017-2			1.42%, 01/20/2021(c)	500	495
3.50%, 03/25/2047(c),(g)	225	226	Verizon Owner Trust 2016-2
Sequoia Mortgage Trust 2017-3			1.68%, 05/20/2021(c)	1,000	989
3.50%, 04/25/2047(c),(g)	404	404	Verizon Owner Trust 2017-1
Sequoia Mortgage Trust 2018-3			2.06%, 09/20/2021(c)	250	248
3.50%, 03/25/2048(c),(g)	298	299	Verizon Owner Trust 2017-2
WaMu Mortgage Pass-Through Certificates			1.92%, 12/20/2021(c)	750	739
Series 2003-S8 Trust			Verizon Owner Trust 2017-3
5.00%, 09/25/2018	1	1	2.06%, 04/20/2022(c)	300	296
		$5,676	Verizon Owner Trust 2018-1
Oil & Gas - 2.15%			2.82%, 09/20/2022(c)	500	500
BP Capital Markets PLC			Volvo Financial Equipment LLC Series 2018-1
2.75%, 05/10/2023	185	180
4.75%, 03/10/2019	423	431	2.26%, 09/15/2020(c)	250	249
Chevron Corp			Volvo Financial Equipment Master Owner
1.72%, 06/24/2018	375	374	Trust 2017-A
2.50%, 03/03/2022	250	253	2.28%, 11/15/2022(c)	250	251
3 Month LIBOR + 0.48%			1 Month LIBOR + 0.50%
2.90%, 03/03/2024	250	246			$8,969
Phillips 66			Packaging & Containers - 0.22%
2.37%, 04/15/2019(c)	150	150	Packaging Corp of America
3 Month LIBOR + 0.65%			2.45%, 12/15/2020	200	197
2.47%, 04/15/2020(c)	300	300
3 Month LIBOR + 0.75%

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)
Packaging & Containers (continued)			Software (continued)
WestRock Co			Oracle Corp
3.00%, 09/15/2024(c)	$150	$143	1.90%, 09/15/2021		$200	$193
		$340	2.25%, 10/08/2019		250	248
Pharmaceuticals - 0.88%			5.75%, 04/15/2018		336	336
AbbVie Inc						$1,420
1.80%, 05/14/2018	202	202	Student Loan Asset Backed Securities - 4.84%
2.30%, 05/14/2021	200	195	Keycorp Student Loan Trust 2000-b
2.50%, 05/14/2020	336	332	2.06%, 07/25/2029		594	586
CVS Health Corp			3 Month LIBOR + 0.31%
3.13%, 03/09/2020	300	300	KeyCorp Student Loan Trust 2003-A
3.35%, 03/09/2021	100	100	2.28%, 01/25/2037		653	633
Mead Johnson Nutrition Co			3 Month LIBOR + 0.53%
3.00%, 11/15/2020	250	249	KeyCorp Student Loan Trust 2004-A
		$1,378	2.29%, 01/27/2042		223	223
Pipelines - 2.31%			3 Month LIBOR + 0.53%
Buckeye Partners LP			KeyCorp Student Loan Trust 2006-A
2.65%, 11/15/2018	649	647	2.60%, 09/27/2035		570	570
4.15%, 07/01/2023	400	402	3 Month LIBOR + 0.31%
Columbia Pipeline Group Inc			Navient Private Education Loan Trust 2014-
2.45%, 06/01/2018	168	168	CT
3.30%, 06/01/2020	168	168	2.48%, 09/16/2024(c)		138	138
Florida Gas Transmission Co LLC			1 Month LIBOR + 0.70%
3.88%, 07/15/2022(c)	250	254	Navient Private Education Loan Trust 2017-
7.90%, 05/15/2019(c)	559	590	A
Kinder Morgan Inc/DE			2.18%, 12/16/2058(c)		151	151
3.00%, 01/15/2023	500	509	1 Month LIBOR + 0.40%
3 Month LIBOR + 1.28%			Navient Private Education Refi Loan Trust
TransCanada PipeLines Ltd			2018	-A
4.05%, 05/15/2067	900	863	2.53%, 02/18/2042(c)		500	499
3 Month LIBOR + 2.21%			SLC Private Student Loan Trust 2006-A
		$3,601	1.89%, 07/15/2036		29	29
REITs - 0.82%			3 Month LIBOR + 0.17%
Alexandria Real Estate Equities Inc			SLM Private Credit Student Loan Trust 2002-
2.75%, 01/15/2020	510	508	A
Digital Realty Trust LP			2.67%, 12/16/2030		461	460
3.40%, 10/01/2020	300	302	3 Month LIBOR + 0.55%
Hospitality Properties Trust			SLM Private Credit Student Loan Trust 2004-
4.50%, 06/15/2023	200	204	A
Welltower Inc			2.52%, 06/15/2033		167	164
4.95%, 01/15/2021	250	260	3 Month LIBOR + 0.40%
		$1,274	SLM Private Credit Student Loan Trust 2004-
Retail - 1.42%			B
Costco Wholesale Corp			2.45%, 03/15/2024		582	580
2.15%, 05/18/2021	800	786	3 Month LIBOR + 0.33%
Home Depot Inc/The			SLM Private Credit Student Loan Trust 2005-
1.80%, 06/05/2020	500	491	B
2.00%, 04/01/2021	200	195	2.39%, 12/15/2023		99	99
McDonald's Corp			3 Month LIBOR + 0.27%
2.75%, 12/09/2020	500	498	SLM Private Credit Student Loan Trust 2006-
Walmart Inc			A
1.75%, 10/09/2019	100	99	2.41%, 06/15/2039		977	960
1.90%, 12/15/2020	150	147	3 Month LIBOR + 0.29%
		$2,216	SLM Private Credit Student Loan Trust 2006-
Savings & Loans - 0.00%			B
Washington Mutual Bank / Henderson NV			2.32%, 12/15/2039		381	375
0.00%, 01/15/2013(h),(i),(j)	200	—	3 Month LIBOR + 0.20%
			SLM Private Education Loan Trust 2013-A
			1.77%, 05/17/2027(c)		610	607
Semiconductors - 0.92%
			SLM Private Education Loan Trust 2013-B
Broadcom Corp / Broadcom Cayman Finance			1.85%, 06/17/2030 (c)		246	244
Ltd
			SMB Private Education Loan Trust 2016-C
2.38%, 01/15/2020	600	592	2.33%, 11/15/2023 (c)		338	338
3.00%, 01/15/2022	200	196
QUALCOMM Inc			1 Month LIBOR + 0.55%
1.85%, 05/20/2019	400	397	SMB Private Education Loan Trust 2017-A
			2.23%, 06/17/2024(c)		236	236
2.50%, 01/30/2023	250	248
3 Month LIBOR + 0.73%			1 Month LIBOR + 0.45%
			SMB Private Education Loan Trust 2017-B
		$1,433	2.05%, 06/17/2024(c)		391	391
Software - 0.91%			1 Month LIBOR + 0.27%
Microsoft Corp
1.10%, 08/08/2019	250	246
1.85%, 02/12/2020	400	397

See accompanying notes.

     Schedule of Investments Short-Term Income Account March 31, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Student Loan Asset Backed Securities (continued)			U.S. Treasury (continued)
SMB Private Education Loan Trust 2018-A			1.88%, 09/30/2022	$250	$243
1.93%, 03/16/2026(c),(i),(j)	$250	$250			$1,458
1 Month LIBOR + 0.35%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
		$7,533	OBLIGATIONS		$1,634
Telecommunications - 2.36%			Total Investments		$155,319
AT&T Inc			Other Assets and Liabilities - 0.25%		$388
2.72%, 02/14/2023	250	253	TOTAL NET ASSETS - 100.00%		$155,707
3 Month LIBOR + 0.89%
3.60%, 02/17/2023	1,000	1,006
Cisco Systems Inc			(a) Affiliated Security. Security is either an affiliate (and registered under the
2.20%, 02/28/2021	250	246	Investment Company Act of 1940) or an affiliate as defined by the
4.95%, 02/15/2019	500	511	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Crown Castle Towers LLC			outstanding voting shares of the security). Please see affiliated sub-
3.22%, 05/15/2022(c)	75	74	schedule for transactional information.
4.88%, 08/15/2040(c)	265	274	(b) Current yield as of reporting period.
Sprint Spectrum Co LLC / Sprint Spectrum Co			(c) Security exempt from registration under Rule 144A of the Securities Act of
II LLC / Sprint Spectrum Co III LLC			1933. These securities may be resold in transactions exempt from
3.36%, 03/20/2023(c)	656	652	registration, normally to qualified institutional buyers. At the end of the
4.74%, 03/20/2025(c)	450	452	period, the value of these securities totaled $40,575 or 26.06% of net
Verizon Communications Inc			assets.
2.45%, 05/22/2020	200	201	(d) Rate shown is the rate in effect as of period end. The rate may be based on
3 Month LIBOR + 0.55%			a fixed rate and may convert to a variable rate or floating rate in the
		$3,669	future.
Transportation - 0.90%			(e)	Security purchased on a when-issued basis.
Ryder System Inc			(f) Security is an Interest Only Strip.
2.25%, 09/01/2021	200	193	(g) Certain variable rate securities are not based on a published reference
2.45%, 11/15/2018	205	205	rate and spread but are determined by the issuer or agent and are based
United Parcel Service Inc			on current market conditions. These securities do not indicate a reference
1.86%, 04/01/2023	1,000	998	rate and spread in their description.
3 Month LIBOR + 0.45%			(h) Non-income producing security
		$1,396	(i)	The value of these investments was determined using significant
TOTAL BONDS		$150,334	unobservable inputs.
U.S. GOVERNMENT & GOVERNMENT	Principal		(j) Fair value of these investments is determined in good faith by the Manager
AGENCY OBLIGATIONS - 1.05%	Amount (000's)	Value (000's)	under procedures established and periodically reviewed by the Board of
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%			Directors. Certain inputs used in the valuation may be unobservable;
3.41%, 09/01/2035	$15	$16	however, each security is evaluated individually for purposes of ASC 820
U.S. Treasury 1-Year Note + 2.25%			which results in not all securities being identified as Level 3 of the fair
			value hierarchy. At the end of the period, the fair value of these securities
Federal National Mortgage Association (FNMA) - 0.10%			totaled $250 or 0.16% of net assets.
3.02%, 04/01/2033	42	44
6 Month LIBOR + 1.51%
3.36%, 12/01/2032	13	14	Portfolio Summary (unaudited)
12 Month LIBOR + 1.57%			Sector		Percent
3.39%, 02/01/2037	24	26	Financial		28.19%
U.S. Treasury 1-Year Note + 2.11%			Asset Backed Securities		20.94%
3.40%, 07/01/2034	22	23	Government		9.96%
12 Month LIBOR + 1.65%			Consumer, Non-cyclical		6.23%
3.41%, 08/01/2034	8	9	Industrial		6.16%
12 Month LIBOR + 1.63%			Mortgage Securities		4.97%
3.54%, 11/01/2032	3	3	Energy		4.62%
U.S. Treasury 1-Year Note + 2.29%			Utilities		4.41%
3.62%, 01/01/2035	12	12	Consumer, Cyclical		4.00%
12 Month LIBOR + 1.75%			Communications		3.73%
3.70%, 02/01/2035	3	3	Technology		3.54%
6 Month LIBOR + 2.07%			Investment Companies		2.15%
3.88%, 12/01/2033	12	13	Basic Materials		0.85%
6 Month LIBOR + 2.25%			Other Assets and Liabilities		0.25%
4.23%, 11/01/2035	1	1
Cost of funds for the 11th District of San Francisco + 1.27%			TOTAL NET ASSETS		100.00%
8.00%, 05/01/2027	7	7
		$155
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 12/15/2020	1	1
10.00%, 06/15/2020	1	1
10.00%, 05/15/2020	2	2
10.00%, 09/15/2018	1	1
		$5
U.S. Treasury - 0.94%
1.88%, 08/31/2022	1,250	1,215

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$2,438		$14,751	$13,838		$3,351
		$2,438		$14,751	$13,838		$3,351

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$8		$—			$—	$—
	$8		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments SmallCap Account March 31, 2018 (unaudited)

COMMON STOCKS - 99.06%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.99%			Electric (continued)
Esterline Technologies Corp (a)	27,450	$2,008	Portland General Electric Co	47,730	$1,934
					$4,140
Automobile Parts & Equipment - 1.43%			Electrical Components & Equipment - 1.04%
Modine Manufacturing Co (a)	32,950	697	Advanced Energy Industries Inc (a)	33,160	2,119
Visteon Corp (a)	20,040	2,209
		$2,906	Electronics - 4.07%
Banks - 10.88%			II-VI Inc (a)	47,000	1,923
Cathay General Bancorp	63,340	2,532	Itron Inc (a)	17,850	1,277
CenterState Bank Corp	100,860	2,676	SYNNEX Corp	23,110	2,736
Central Pacific Financial Corp	60,120	1,711	Vishay Intertechnology Inc	126,930	2,361
First Commonwealth Financial Corp	33,640	475			$8,297
First Merchants Corp	27,070	1,129	Engineering & Construction - 1.74%
First of Long Island Corp/The	13,186	362	MasTec Inc (a)	56,540	2,660
Guaranty Bancorp	25,090	711	Tutor Perini Corp (a)	39,890	880
Lakeland Bancorp Inc	22,550	448			$3,540
Old National Bancorp/IN	133,550	2,257	Entertainment - 3.59%
Sandy Spring Bancorp Inc	14,470	561	Eldorado Resorts Inc (a)	79,170	2,613
TCF Financial Corp	53,360	1,217	Golden Entertainment Inc (a)	46,400	1,078
Umpqua Holdings Corp	95,270	2,040	Live Nation Entertainment Inc (a)	35,181	1,482
Union Bankshares Corp	24,460	898	Vail Resorts Inc	9,670	2,144
United Community Banks Inc/GA	70,150	2,220			$7,317
Valley National Bancorp	235,500	2,934	Environmental Control - 2.86%
		$22,171	AquaVenture Holdings Ltd (a)	16,440	204
Biotechnology - 3.07%			Casella Waste Systems Inc (a)	49,880	1,166
Acceleron Pharma Inc (a)	17,060	667	Energy Recovery Inc (a)	48,610	400
Aratana Therapeutics Inc (a)	44,421	196	MSA Safety Inc	26,060	2,169
Bellicum Pharmaceuticals Inc (a)	22,690	149	Tetra Tech Inc	38,530	1,886
Bluebird Bio Inc (a)	7,720	1,318			$5,825
Denali Therapeutics Inc (a)	20,620	406	Food - 1.25%
DNIB Unwind Inc - Warrants (a),(b),(c)	1,938	—	Darling Ingredients Inc (a)	147,246	2,547
Exact Sciences Corp (a)	22,220	896
FibroGen Inc (a)	13,360	617
Insmed Inc (a)	22,170	499	Gas - 1.09%
MacroGenics Inc (a)	12,770	321	Southwest Gas Holdings Inc	32,930	2,227
Seattle Genetics Inc (a)	12,312	645	Healthcare - Products - 1.62%
Spark Therapeutics Inc (a)	8,155	543	K2M Group Holdings Inc (a)	43,640	827
		$6,257	Nevro Corp (a)	23,480	2,035
Building Materials - 0.64%			STAAR Surgical Co (a)	30,050	445
US Concrete Inc (a)	21,605	1,305			$3,307
			Healthcare - Services - 2.87%
Chemicals - 2.37%			Encompass Health Corp	63,950	3,656
Huntsman Corp	48,580	1,421	Natera Inc (a)	22,170	205
KMG Chemicals Inc	29,170	1,749	Syneos Health Inc (a)	42,720	1,517
Univar Inc (a)	59,760	1,658	Teladoc Inc (a)	11,470	462
		$4,828			$5,840
Commercial Services - 7.02%			Home Builders - 1.78%
AMN Healthcare Services Inc (a)	58,020	3,293	Taylor Morrison Home Corp (a)	109,550	2,550
Brink's Co/The	35,190	2,511	William Lyon Homes (a)	39,490	1,086
Insperity Inc	29,700	2,066			$3,636
K12 Inc (a)	37,390	530
			Insurance - 1.23%
Korn/Ferry International	48,970	2,526	American Equity Investment Life Holding Co	35,790	1,051
Medifast Inc	6,600	617	First American Financial Corp	2,370	139
On Assignment Inc (a)	24,770	2,028
			MGIC Investment Corp (a)	101,640	1,321
SP Plus Corp (a)	20,900	744
					$2,511
		$14,315	Internet - 2.38%
Computers - 3.31%			Carvana Co (a)	68,470	1,570
CACI International Inc (a)	20,550	3,110
			GoDaddy Inc (a)	49,267	3,026
ExlService Holdings Inc (a)	29,480	1,644
			Zscaler Inc (a)	9,001	253
PlayAGS Inc (a)	49,025	1,141
Sykes Enterprises Inc (a)	29,160	844			$4,849
			Iron & Steel - 0.98%
		$6,739	Reliance Steel & Aluminum Co	8,350	716
Consumer Products - 0.62%			Steel Dynamics Inc	29,180	1,290
Central Garden & Pet Co - A Shares (a)	32,060	1,270
					$2,006
			Leisure Products & Services - 1.36%
Diversified Financial Services - 2.79%			Planet Fitness Inc (a)	73,140	2,762
BGC Partners Inc	105,180	1,415
Enova International Inc (a)	17,530	386
Houlihan Lokey Inc	24,920	1,111	Lodging - 1.24%
Moelis & Co	36,620	1,862	Extended Stay America Inc	128,140	2,533
Piper Jaffray Cos	10,978	912
			Machinery - Diversified - 0.89%
		$5,686	Gates Industrial Corp PLC (a)	103,310	1,809
Electric - 2.03%
Avista Corp	43,050	2,206

See accompanying notes.

Schedule of Investments
SmallCap Account
March 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified (continued)			Software (continued)
Gerber Scientific Inc (a),(b),(c)	1,974	$—	SendGrid Inc (a)	11,008	$310
		$1,809			$12,462
Metal Fabrication & Hardware - 1.43%			Telecommunications - 2.54%
Rexnord Corp (a)	97,880	2,905	Bandwidth Inc (a)	19,673	643
			NETGEAR Inc (a)	29,730	1,701
Miscellaneous Manufacturers - 1.67%			Plantronics Inc	40,750	2,460
Hillenbrand Inc	33,150	1,522	Switch Inc	23,970	381
Trinseo SA	25,510	1,889			$5,185
		$3,411	TOTAL COMMON STOCKS		$201,921
Oil & Gas - 2.88%			INVESTMENT COMPANIES - 1.20%	Shares Held	Value (000's)
Carrizo Oil & Gas Inc (a)	53,630	858	Money Market Funds - 1.20%
Delek US Holdings Inc	62,140	2,529	Principal Government Money Market Fund	2,447,029	2,447
Oasis Petroleum Inc (a)	68,780	557	1.46%(d),(e)
Resolute Energy Corp (a)	28,440	986
Ring Energy Inc (a)	65,140	935	TOTAL INVESTMENT COMPANIES		$2,447
		$5,865	Total Investments		$204,368
Oil & Gas Services - 1.47%			Other Assets and Liabilities - (0.26)%		$(540)
Mammoth Energy Services Inc (a)	52,600	1,686	TOTAL NET ASSETS - 100.00%		$203,828
NCS Multistage Holdings Inc (a)	28,870	433
Pioneer Energy Services Corp (a)	83,370	225
Select Energy Services Inc (a)	52,200	659	(a) Non-income producing security
		$3,003	(b)	The value of these investments was determined using significant
Packaging & Containers - 0.49%			unobservable inputs.
Graphic Packaging Holding Co	65,050	999	(c)		Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
Pharmaceuticals - 4.65%			Directors. Certain inputs used in the valuation may be unobservable;
Array BioPharma Inc (a)	42,670	696	however, each security is evaluated individually for purposes of ASC 820
Clovis Oncology Inc (a)	9,630	508	which results in not all securities being identified as Level 3 of the fair
DexCom Inc (a)	2,790	207	value hierarchy. At the end of the period, the fair value of these securities
Horizon Pharma Plc (a)	69,260	984	totaled $0 or 0.00% of net assets.
Nektar Therapeutics (a)	13,670	1,453	(d)		Affiliated Security. Security is either an affiliate (and registered under the
Neurocrine Biosciences Inc (a)	5,840	484	Investment Company Act of 1940) or an affiliate as defined by the
PRA Health Sciences Inc (a)	33,760	2,801	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Prestige Brands Holdings Inc (a)	49,550	1,671	outstanding voting shares of the security). Please see affiliated sub-
ProQR Therapeutics NV (a)	8,156	25	schedule for transactional information.
Revance Therapeutics Inc (a)	21,400	659	(e) Current yield as of reporting period.
		$9,488
Private Equity - 0.45%
Victory Capital Holdings Inc (a)	74,918	921
			Portfolio Summary (unaudited)
REITs - 6.47%			Sector		Percent
Agree Realty Corp	36,760	1,766	Financial		22.55%
American Homes 4 Rent	74,420	1,494	Consumer, Non-cyclical		21.11%
Brandywine Realty Trust	134,270	2,132	Industrial		15.82%
First Industrial Realty Trust Inc	93,370	2,729	Consumer, Cyclical		12.34%
Monmouth Real Estate Investment Corp	35,330	531	Technology		11.50%
Pebblebrook Hotel Trust	69,940	2,403	Communications		4.92%
Preferred Apartment Communities Inc	36,759	522	Energy		4.35%
Tier REIT Inc	25,470	471	Basic Materials		3.35%
Two Harbors Investment Corp	74,160	1,140	Utilities		3.12%
		$13,188	Investment Companies		1.20%
Retail - 2.94%			Other Assets and Liabilities		(0.26)%
Caleres Inc	83,830	2,817	TOTAL NET ASSETS		100.00%
GMS Inc (a)	68,100	2,081
Ruth's Hospitality Group Inc	44,910	1,098
		$5,996
Savings & Loans - 0.74%
Berkshire Hills Bancorp Inc	39,950	1,516

Semiconductors - 2.08%
Aquantia Corp (a)	34,630	543
Entegris Inc	106,000	3,689
		$4,232
Software - 6.11%
Allscripts Healthcare Solutions Inc (a)	27,650	341
Alteryx Inc (a)	13,340	455
Apptio Inc (a)	31,294	887
Aspen Technology Inc (a)	40,600	3,203
Atlassian Corp PLC (a)	30,920	1,667
Blackbaud Inc	31,990	3,257
Manhattan Associates Inc (a)	28,080	1,176
MongoDB Inc (a)	13,900	603
SailPoint Technologies Holding Inc (a)	27,193	563

See accompanying notes.

Schedule of Investments
SmallCap Account
March 31, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales		March 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$2,243		$13,151	$12,947		$2,447
		$2,243		$13,151	$12,947		$2,447

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$8		$—			$—	$—
	$8		$—			$—	$—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments
March 31, 2018 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, and Multi-Asset Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Accounts also invest in other publicly traded investment funds. Other publicly traded investments funds are valued at the respective fund’s net asset value.

Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Blend Account “known as the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group, (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. At March 31, 2018 the following amounts were transferred from Level 2 to Level 1 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified International Account	$11,330,263
International Emerging Markets Account	7,182,204

9c

The following is a summary of the inputs used as of March 31, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Account
Bonds*	$—	$814,720	$493	$815,213
Investment Companies*	172,185	—	—	172,185
Municipal Bonds*	—	18,651	—	18,651
U.S. Government & Government Agency Obligations*	—	1,552,360	—	1,552,360
Total investments in securities $	172,185	$2,385,731	$493	$2,558,409
Short Sales
U.S. Government & Government Agency Obligations	$—	$(1,350)	$—	$(1,350)
Total Short Sales $	—	$(1,350)	$—	$(1,350)

Core Plus Bond Account
Bonds*	$—	$199,996	$14	$200,010
Common Stocks*	92	—	—	92
Investment Companies*	16,461	—	—	16,461
Preferred Stocks
Communications	—	132	3	135
Consumer, Non-cyclical	—	—	82	82
Senior Floating Rate Interests*	—	6,418	—	6,418
U.S. Government & Government Agency Obligations*	—	87,261	—	87,261
Total investments in securities $	16,553	$293,807	$99	$310,459
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$12	$—	$12
Interest Rate Contracts**
Futures	$135	$—	$—	$135
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(54)	$—	$(54)
Interest Rate Contracts**
Futures	$(77)	$—	$—	$(77)

Diversified Balanced Account
Bonds*	$—	$5	$—	$5
Investment Companies*	1,127,696	—	—	1,127,696
Preferred Stocks
Consumer, Non-cyclical	—	—	5	5
Total investments in securities $	1,127,696	$5	$5	$1,127,706

Diversified Balanced Managed Volatility Account
Investment Companies*	$175,330	$—	$—	$175,330
Total investments in securities $	175,330	$—	$—	$175,330

Diversified Balanced Volatility Control Account
Investment Companies*	$36,864	$—	$—	$36,864
Total investments in securities $	36,864	$—	$—	$36,864

Diversified Growth Account
Investment Companies*	$3,842,854	$—	$—	$3,842,854
Total investments in securities $	3,842,854	$—	$—	$3,842,854

Diversified Growth Managed Volatility Account
Investment Companies*	$346,836	$—	$—	$346,836
Total investments in securities $	346,836	$—	$—	$346,836

Diversified Growth Volatility Control Account
Investment Companies*	$177,242	$—	$—	$177,242
Total investments in securities $	177,242	$—	$—	$177,242

Diversified Income Account
Investment Companies*	$259,546	$—	$—	$259,546
Total investments in securities $	259,546	$—	$—	$259,546

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$3,569	$13,986	$—	$17,555
Communications		4,497	15,170	—	19,667
Consumer, Cyclical		9,304	45,015	—	54,319
Consumer, Non-cyclical		6,055	27,679	—	33,734
Diversified		—	907	—	907
Energy		6,582	18,248	—	24,830
Financial		17,900	64,181	—	82,081
Industrial		2,545	24,326	—	26,871
Technology		876	23,061	—	23,937
Utilities		—	4,367	—	4,367
Investment Companies*		4,322	—	—	4,322
Preferred Stocks		2,383	—	—	2,383
	Total investments in securities $	58,033	$236,940	$—	$294,973

Equity Income Account
Common Stocks*		$579,414	$—	$—	$579,414
Investment Companies*		7,354	—	—	7,354
	Total investments in securities $	586,768	$—	$—	$586,768

Government & High Quality Bond Account
Bonds*		$—	$70,267	$—	$70,267
Investment Companies*		3,038	—	—	3,038
U.S. Government & Government Agency Obligations*		—	164,639	—	164,639
	Total investments in securities $	3,038	$234,906	$—	$237,944

Income Account
Bonds*		$—	$132,460	$—	$132,460
Common Stocks
Energy		1,563	—	—	1,563
Industrial		—	—	4,016	4,016
Convertible Bonds*		—	1,122	—	1,122
Investment Companies*		4,486	—	—	4,486
Senior Floating Rate Interests*		—	1,218	—	1,218
U.S. Government & Government Agency Obligations*		—	71,158	—	71,158
	Total investments in securities $	6,049	$205,958	$4,016	$216,023

International Emerging Markets Account
Common Stocks
Basic Materials		$2,115	$7,651	$—	$9,766
Communications		9,107	11,922	—	21,029
Consumer, Cyclical		3,361	8,902	—	12,263
Consumer, Non-cyclical		2,509	1,110	—	3,619
Diversified		—	619	—	619
Energy		478	11,929	—	12,407
Financial		3,904	26,044	—	29,948
Industrial		—	5,112	—	5,112
Technology		—	17,234	—	17,234
Utilities		—	882	—	882
Investment Companies*		719	—	—	719
Preferred Stocks		1,448	—	—	1,448
	Total investments in securities $	23,641	$91,405	$—	$115,046

LargeCap Growth Account
Common Stocks*		$118,231	$—	$—	$118,231
Investment Companies*		2,583	—	—	2,583
	Total investments in securities $	120,814	$—	$—	$120,814

LargeCap Growth Account I
Common Stocks
Basic Materials		$4,268	$—	$—	$4,268
Communications		74,838	—	18	74,856
Consumer, Cyclical		21,282	—	—	21,282
Consumer, Non-cyclical		80,700	—	—	80,700
Energy		298	—	—	298
Financial		28,336	—	—	28,336
Industrial		33,359	—	—	33,359
Technology		59,408	—	—	59,408
Utilities		1,807	—	—	1,807
Convertible Preferred Stocks
Communications		171	—	939	1,110
Investment Companies*		8,800	—	—	8,800
Preferred Stocks
Communications		—	—	98	98
Technology		—	51	153	204
	Total investments in securities $	313,267	$51	$1,208	$314,526

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account I (Continued)
Liabilities
Equity Contracts**
Futures		$(336)	$—	$—	$(336)

LargeCap S&P 500 Index Account
Common Stocks*		$2,423,016	$—	$—	$2,423,016
Investment Companies*		82,927	—	—	82,927
	Total investments in securities $	2,505,943	$—	$—	$2,505,943
Liabilities
Equity Contracts**
Futures		$(2,062)	$—	—	(2,062)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$198,450	$—	$—	$198,450
Investment Companies*		17,448	—	—	17,448
Purchased Options		1,978	—	—	1,978
	Total investments in securities $	217,876	$—	$—	$217,876
Liabilities
Equity Contracts**
Futures		$(96)	$—	$—	$(96)
Written Options		(1,366)	—	—	(1,366)

LargeCap Value Account
Common Stocks*		$142,146	$—	$—	$142,146
Investment Companies*		402	—	—	402
	Total investments in securities $	142,548	$—	$—	$142,548

MidCap Account
Common Stocks*		$571,683	$—	$—	$571,683
Investment Companies*		145	—	—	145
	Total investments in securities $	571,828	$—	$—	$571,828

Multi-Asset Income Account
Investment Companies*		$315	$—	$—	$315
	Total investments in securities $	315	$—	$—	$315

Principal Capital Appreciation Account
Common Stocks*		$153,468	$—	$—	$153,468
Investment Companies*		$2,266	$—	$—	$2,266
	Total investments in securities $	155,734	$—	$—	$155,734

Principal LifeTime 2010 Account
Investment Companies*		$39,381	$—	$—	$39,381
	Total investments in securities $	39,381	$—	$—	$39,381

Principal LifeTime 2020 Account
Investment Companies*		$193,261	$—	$—	$193,261
	Total investments in securities $	193,261	$—	$—	$193,261

Principal LifeTime 2030 Account
Investment Companies*		$156,547	$—	$—	$156,547
	Total investments in securities $	156,547	$—	$—	$156,547

Principal LifeTime 2040 Account
Investment Companies*		$63,304	$—	$—	$63,304
	Total investments in securities $	63,304	$—	$—	$63,304

Principal LifeTime 2050 Account
Investment Companies*		$33,150	$—	$—	$33,150
	Total investments in securities $	33,150	$—	$—	$33,150

Principal LifeTime 2060 Account
Investment Companies*		$6,224	$—	$—	$6,224
	Total investments in securities $	6,224	$—	$—	$6,224

Principal LifeTime Strategic Income Account
Investment Companies*		$24,222	$—	$—	$24,222
	Total investments in securities $	24,222	$—	$—	$24,222

Real Estate Securities Account
Common Stocks*		$144,703	$—	$—	$144,703
Investment Companies*		245	—	—	245
	Total investments in securities $	144,948	$—	$—	$144,948

SAM Balanced Portfolio
Investment Companies*		$760,454	$—	$—	$760,454
	Total investments in securities $	760,454	$—	$—	$760,454

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Conservative Balanced Portfolio
Investment Companies*		$193,545	$—	$—	$193,545
	Total investments in securities $	193,545	$—	$—	$193,545

SAM Conservative Growth Portfolio
Investment Companies*		$340,044	$—	$—	$340,044
	Total investments in securities $	340,044	$—	$—	$340,044

SAM Flexible Income Portfolio
Investment Companies*		$208,775	$—	$—	$208,775
	Total investments in securities $	208,775	$—	$—	$208,775

SAM Strategic Growth Portfolio
Investment Companies*		$286,036	$—	$—	$286,036
	Total investments in securities $	286,036	$—	$—	$286,036

Short-Term Income Account
Bonds*		$—	$150,084	$250	$150,334
Investment Companies*		3,351	—	—	3,351
U.S. Government & Government Agency Obligations*		—	1,634	$—	$1,634
	Total investments in securities $	3,351	$151,718	$250	$155,319

SmallCap Account
Common Stocks*		$201,921	$—	$—	$201,921
Investment Companies*		2,447	—	—	2,447
	Total investments in securities $	204,368	$—	$—	$204,368

*For additional detail regarding sector classifications, please see the Schedules of Investments

**Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Account	Asset Type	March 31, 2018	Valuation Technique	Unobservable Input

				Guideline public
Income Account	Common Stock	$4,016	Enterprise Valuation Model	companies (EBITDA
				multiples of 0.90 – 1.15x)

		$4,016

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

				Accrued							Net Change in Unrealized
				Discounts/Premiums and				Transfers	Transfers	Value	Appreciation/(Depreciation) on
			Realized	Change in Unrealized		Proceeds from		into Level	Out of Level	March 31,	Investments Held at March 31,
Account		Value December 31, 2017	Gain/(Loss)	Gain/(Loss)	Purchases	Sales		3 *	3**	2018	2018	.
Income Account
Common Stock
Industrial		$3,630	$ -	$386	$-		$-	$-	$-	$4,016	$386
	Total $	3,630	$ -	$386	$-		$-	$-	$-	$4,016	$386

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of March 31, 2018 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 05/21/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 05/21/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 05/21/2018